UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT
OF
REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-5954
The Charles Schwab Family of Funds

(Exact name of registrant as specified in charter)
101 Montgomery Street, San Francisco, California 94104

(Address of principal executive offices)                  (Zip code)
Randall W. Merk
The Charles Schwab Family of Funds
101 Montgomery Street, San Francisco, California 94104

(Name and address of agent for service)
Registrant’s telephone number, including area code: (415) 627-7000
Date of fiscal year end: December 31
Date of reporting period: December 31, 2008

Item 1: Report(s) to Shareholders.

Schwab California Municipal Money Fundtm
Schwab California AMT Tax-Free Money Fundtm

Annual Report
December 31, 2008

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 1

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, the money fund industry experienced a number of unique investment challenges as a result of unprecedented volatility in the financial marketplace. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of the year, when investor concern following several dramatic events prompted intervention by the U.S. Government. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring short-dated commercial paper and 1-7 day Variable Rate Demand Notes (VRDNs). The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

2 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on municipal securities were volatile during the period, particularly in September and October of 2008, as a temporary imbalance in the supply and demand relationship developed when investors migrated to securities backed by the U.S. Government. Yields on short-term municipal securities spiked temporarily based on perceived risk, but quickly fell back as concern abated following Government stabilization efforts. Throughout the year, a general rise in demand for municipal assets in conjunction with a reduction in available investments put downward pressure on yields. In addition, Federal Open Market Committee (FOMC) actions to reduce general borrowing rates pushed yields to near record lows at the end of the reporting period, with the Federal Funds Rate at a target range of 0% to 0.25%.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 3

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

4 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

State Investment Environment

California’s budget for fiscal 2009 (July 1, 2008 to June 30, 2009) was approved on September 23, 2008, the latest on record. The State faced a budget gap that was projected at $17.2 billion in May 2008, reflecting a weakening economy and declining personal income taxes, especially capital gains. The final budget addressed the deficit with budget cuts, some new revenues and substantial accounting maneuvers, including a one-time accrual of additional personal and corporate income taxes, an accelerated payment schedule for certain taxpayers, and higher corporate tax penalties. Though the approved plan anticipated a downturn in the State’s economically sensitive revenues, in early November the State Department of Finance identified an additional budget shortfall of about $11.2 billion. The November forecast projected personal income taxes $7.2 billion, or 13%, below the adopted budget with about $4 billion attributable to reduced capital gains. In addition, sales and use taxes and corporation taxes were each projected to be about $1.8 billion below budget.

Governor Arnold Schwarzenegger declared fiscal emergencies in both November and December 2008. The declarations called the State Legislature into special sessions and required them to act on the projected deficit within 45 days, or else they may not work on other business or adjourn. The Governor’s proposed special session solutions have since been incorporated into his spending plan for fiscal 2010 (beginning July 1, 2009), which he introduced in January 2009. The proposed budget projects a cumulative general fund deficit of $41.6 billion through June 30, 2010, including a carry over deficit of $13.7 billion from the current year. The proposed budget closes the gap with $14.3 billion of new revenues, $17.4 billion of expenditure reductions, and $10 billion of borrowing. The largest single revenue item is a temporary 1.5-cent increase in the sales tax, but the plan would also reduce the value of tax credits for dependents, impose oil severance taxes, and raise alcohol taxes. The plan would cut general fund appropriations to K-12 education by $7 billion over 18 months, but uses spending deferrals and other accounting maneuvers to reduce the impact of the reduction in the current fiscal year. The plan proposed cuts in health and human service programs by nearly $4 billion, and corrections and State employees also absorb large reductions. The Governor’s proposal includes the sales of $4.7 billion of revenue anticipation warrants to be repaid by 2011 and $5.1 billion from the sale of bonds secured by future lottery revenues.  Some of the proposals are subject to a statewide vote, including the lottery plan, and the Governor proposes calling a special election for June 2009. If enacted as proposed, California would end fiscal 2010 with a $2.2 billion general fund reserve, or 2.1% of budgeted appropriations.

California’s economy has slowed significantly over the past year, as the state and nation entered into recession. From November 2007 to November 2008, the State lost about 136,000 payroll jobs, or 0.9%. In addition, the State added only 103,000 payroll jobs for all of 2007, or 0.7% over 2006. The construction sector accounted for nearly 68,000 lost jobs, and was down 8% in the November 2008 year-over-year period. The retail sales and manufacturing sectors also realized significant job losses which were only partially offset by growth in education and health services employment. As of November 2008, the State’s unemployment rate was the third highest in the country, at 8.4%, up from 5.7% in November 2007. The Department of Finance is projecting a 1.6% decline in payroll jobs for 2009, and 2.0% growth in personal income.

California’s ratings remained among the lowest of the U.S. states, reflecting its history of persistent budget deficits. At the end of the report period, the State’s ratings were A1 from Moody’s, A+ from Standard & Poor’s, and A+ from Fitch. Subsequently, on February 3, 2009, Standard & Poor’s downgraded the State’s rating to A from A+. Fitch and Moody’s continue to have their ratings on negative watch.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund 5

Schwab California Municipal Money Fundtm

Schwab California Municipal Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08, the Schwab California municipal money funds did not hold any State of California general obligation or appropriation securities that were not credit-enhanced, other than economic recovery bonds which are additionally secured by a dedicated sales tax. The funds also held high quality securities of other municipal issuers within the state, such as cities, universities, school districts, and utilities, each of which have independent revenue sources.

As of 12/31/08:

 Portfolio Composition by Security Type1

% of Net Assets

Tender Option Bonds	29%
Variable Rate Demand Notes	50%
Commercial Paper	10%
Fixed Rate Notes	11%
Other[2]	0%
Total	100%

 Statistics

Weighted Average Maturity[3]	35 days
Credit Quality of Holdings[4] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	53%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Includes unsettled trades, cash and accrued interest.

[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[4]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

6 Schwab California Municipal Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	California Municipal
	Money Fund
		Value Advantage
	Sweep Shares	Shares®

Ticker Symbol	SWCXX	SWKXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.73%	0.88%

Seven-Day Yield—No Waiver[4]	0.63%	0.76%

Seven-Day Effective Yield[3]	0.73%	0.88%

Seven-Day Taxable-Equivalent Effective Yield[3],5	1.33%	1.61%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2008 maximum combined federal regular income and California state personal income tax rate of 45.30%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California Municipal Money Fundtm 7

Schwab California AMT Tax-Free Money Fundtm

Schwab California AMT Tax-Free Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08, the Schwab California municipal money funds did not hold any State of California general obligation or appropriation securities that were not credit-enhanced, other than economic recovery bonds which are additionally secured by a dedicated sales tax. The funds also held high quality securities of other municipal issuers within the state, such as cities, universities, school districts, and utilities, each of which have independent revenue sources.

As of 12/31/08:

 Portfolio Composition by Security Type1

% of Net Assets

Tender Option Bonds	32%
Variable Rate Demand Notes	36%
Commercial Paper	14%
Fixed Rate Notes	17%
Other[2]	1%
Total	100%

 Statistics

Weighted Average Maturity[3]	49 days
Credit Quality of Holdings[4] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	45%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Includes unsettled trades, cash and accrued interest.

[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[4]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

8 Schwab California AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

California AMT Tax-Free Money Fund
Value Advantage
Shares®

Ticker Symbol	SNKXX
Minimum Initial Investment[1]	$25,000[2]

Seven-Day Yield[3]	0.87%

Seven-Day Yield—No Waiver[4]	0.64%

Seven-Day Effective Yield[3]	0.87%

Seven-Day Taxable-Equivalent Effective Yield[3],5	1.59%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2008 maximum combined federal regular income and California state personal income tax rate of 45.30%. Investment income may be subject to the Alternative Minimum Tax.

Schwab California AMT Tax-Free Money Fundtm 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab California Municipal Money Fundtm
Sweep Shares
Actual Return	0.62%	$1,000	$1,007.60	3.13
Hypothetical 5% Return	0.62%	$1,000	$1,022.02	3.15
Value Advantage Share®
Actual Return	0.46%	$1,000	$1,008.30	2.32
Hypothetical 5% Return	0.46%	$1,000	$1,022.82	2.34

Schwab California AMT Tax-Free Money Fundtm
Actual Return	0.47%	$1,000	$1,007.80	2.37
Hypothetical 5% Return	0.47%	$1,000	$1,022.77	2.39

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

10 Schwab California Municipal Money Fund & Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.67	3.02	2.79	1.76	0.59

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60	0.63	0.64	0.65	0.65
Gross operating expenses	0.70	0.69	0.82	0.82	0.82
Net investment income (loss)	1.65	2.98	2.77	1.74	0.58
Net assets, end of period ($ x 1,000,000)	6,019	5,745	4,539	4,134	4,147

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Value Advantage Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.83	3.21	2.99	1.96	0.79

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.56	0.56	0.58	0.59	0.59
Net investment income (loss)	1.83	3.16	2.95	1.96	0.78
Net assets, end of period ($ x 1,000,000)	3,923	5,267	4,201	3,240	2,825

See financial notes 11

 Schwab California Municipal Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.5%	Municipal Securities	9,891,137	9,891,137
0.2%	Other Investments	17,700	17,700

99.7%	Total Investments	9,908,837	9,908,837
0.3%	Other Assets and Liabilities		32,998

100.0%	Net Assets		9,941,835

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.5% of net assets

California 98.3%
Affordable Housing Agency
M/F Housing RB (Westridge at Hilltop Apts)
Series 2003A
0.95%, 01/01/09 (a)(b)	4,725	4,725
Alameda Cnty IDA
RB (Aitchison Family Partnership)
Series 1993A
0.95%, 01/07/09 (a)(b)	2,400	2,400
RB (JMS Family Partnership)
Series 1995A
0.95%, 01/07/09 (a)(b)	1,000	1,000
Anaheim Housing Auth
M/F Housing RB (Casa Granada Apts)
Series 1997A
1.07%, 01/01/09 (a)(b)	3,295	3,295
M/F Housing RB (Port Trinidad Apts)
Series 1997C
1.07%, 01/01/09 (a)(b)	1,840	1,840
M/F Housing Refunding RB (Sage Park)
Series 1998A
1.15%, 01/01/09 (a)(b)	5,500	5,500
Anaheim Public Financing Auth
RB (Anaheim Electric System Distribution Facilities)
Series 2007A
1.33%, 01/01/09 (a)(b)(c)(d)	8,030	8,030
Anaheim Redevelopment Agency
Tax Allocation Refunding Bonds
Series 2007A
1.20%, 01/01/09 (a)(b)(c)(d)	5,280	5,280
Association of Bay Area Governments
COP (Harker School Foundation)
Series 1998
0.50%, 01/07/09 (a)(b)	3,730	3,730
COP (The Harker School)
Series 2007
0.50%, 01/07/09 (a)(b)	9,620	9,620
M/F Housing RB (Artech Building)
Series 1999A
1.10%, 01/01/09 (a)(b)	3,200	3,200
M/F Housing RB (Crossing Apts)
Series 2002A
1.15%, 01/01/09 (a)(b)(f)	18,500	18,500
M/F Housing RB (GAIA Building)
Series 2000A
1.10%, 01/01/09 (a)(b)	1,545	1,545
M/F Housing RB (Miramar Apts)
Series 2000A
1.15%, 01/01/09 (a)(b)	15,000	15,000
M/F Housing RB (Mountain View Apts)
Series 1997A
1.50%, 01/01/09 (a)(b)	5,655	5,655
RB (Acacia Creek at Union City)
Series 2008A
1.10%, 01/02/09 (a)(c)	15,000	15,000
RB (Air Force Village West)
Series 2005
1.30%, 01/02/09 (a)(b)	10,495	10,495
RB (Francis Parker School)
Series 2005
0.93%, 01/01/09 (a)(b)	5,000	5,000
RB (Pacific Primary)
Series 2008
1.00%, 01/01/09 (a)(b)	4,550	4,550
RB (Public Policy Institute of California)
Series 2001A
0.93%, 01/01/09 (a)(b)	9,950	9,950
Refunding RB (Eskaton Properties)
Series 2008A
1.25%, 01/01/09 (a)(b)	11,450	11,450
Refunding RB (Eskaton Properties)
Series 2008B
1.25%, 01/01/09 (a)(b)	15,900	15,900
Refunding RB (Point Loma Nazarene Univ)
Series 2008
0.70%, 01/01/09 (a)(b)	6,000	6,000
Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2001B
0.75%, 01/01/09 (a)(c)	7,000	7,000
San Francisco Bay Area Toll Bridge RB
Series 2003C
0.80%, 01/01/09 (a)(c)	107,195	107,195
San Francisco Bay Area Toll Bridge RB
Series 2006C
0.75%, 01/01/09 (a)(c)	20,000	20,000
San Francisco Bay Area Toll Bridge RB
Series 2006F
1.30%, 01/01/09 (a)(c)(d)	3,600	3,600
San Francisco Bay Area Toll Bridge RB
Series 2006F & 2007F

12 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.15%, 01/01/09 (a)(c)(d)	27,000	27,000
San Francisco Bay Area Toll Bridge RB
Series 2007B2
0.78%, 01/01/09 (a)(c)	8,000	8,000
San Francisco Bay Area Toll Bridge RB
Series 2007C1
0.55%, 01/01/09 (a)(c)	5,000	5,000
San Francisco Bay Area Toll Bridge RB
Series 2007G1
0.25%, 01/01/09 (a)(c)	11,000	11,000
San Francisco Bay Area Toll Bridge RB
Series 2008C1
0.75%, 01/01/09 (a)(c)	11,540	11,540
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.65%, 01/01/09 (a)(c)	81,000	81,000
San Francisco Bay Area Toll Bridge RB
Series 2008F1
1.15%, 01/01/09 (a)(c)(d)	15,425	15,425
San Francisco Bay Area Toll Bridge RB
Series 2008G1
0.45%, 01/01/09 (a)(c)	12,500	12,500
California
Economic Recovery Bonds
Series 2004A
1.16%, 01/01/09 (a)(c)(d)(f)	11,995	11,995
1.40%, 01/01/09 (a)(c)(d)	8,495	8,495
2.17%, 01/01/09 (a)(c)(d)	5,622	5,622
Economic Recovery Bonds
Series 2004C16
2.00%, 01/07/09 (a)(b)(c)	10,935	10,935
Economic Recovery Bonds
Series 2004C5
0.83%, 01/02/09 (a)(c)	16,430	16,430
GO Bonds
1.15%, 01/01/09 (a)(b)(c)(d)	10,000	10,000
1.19%, 01/01/09 (a)(b)(c)(d)	23,825	23,825
1.27%, 01/01/09 (a)(b)(c)(d)	28,613	28,612
GO Bonds
Series 1999
1.00%, 01/01/09 (a)(b)(c)(d)	10,620	10,620
GO Bonds
Series 2003C1
0.95%, 01/01/09 (a)(b)	3,200	3,200
GO Bonds
Series 2003C2
0.85%, 01/01/09 (a)(b)	9,650	9,650
GO Bonds
Series 2003C3
0.85%, 01/01/09 (a)(b)	8,800	8,800
GO Bonds
Series 2004A7
0.95%, 01/01/09 (a)(b)	4,500	4,500
GO Bonds
Series 2004B1
0.98%, 01/02/09 (a)(b)	200	200
GO Bonds
Series 2005A6
0.60%, 01/01/09 (a)(b)	4,275	4,275
GO Bonds
Series 2007
1.10%, 01/01/09 (a)(b)(c)(d)	17,385	17,385
GO Refunding Bonds
1.15%, 01/01/09 (a)(b)(c)(d)	15,000	15,000
2.25%, 01/29/09 (b)(c)(d)	13,110	13,110
GO Refunding Bonds
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	3,130	3,130
1.25%, 01/01/09 (a)(b)(c)(d)	11,585	11,585
Various Purpose GO Bonds
1.15%, 01/01/09 (a)(b)(c)(d)	37,295	37,295
1.32%, 01/01/09 (a)(b)(c)(d)	17,520	17,520
1.54%, 01/01/09 (a)(b)(c)(d)	9,000	9,000
2.11%, 01/01/09 (a)(b)(c)(d)	41,330	41,330
California Department of Veterans Affairs
Home Purchase RB
Series 2007A
1.39%, 01/01/09 (a)(c)(d)	7,480	7,480
1.39%, 01/01/09 (a)(c)(d)	9,770	9,770
California Department of Water Resources
Power Supply RB
Series 2002B6
0.83%, 01/01/09 (a)(b)	9,000	9,000
Power Supply RB
Series 2002C1
2.00%, 01/01/09 (a)(b)	5,800	5,800
Power Supply RB
Series 2002C4
0.90%, 01/01/09 (a)(b)	44,500	44,500
Power Supply RB
Series 2002C9
0.75%, 01/01/09 (a)(b)(e)	29,720	29,720
Power Supply RB
Series 2002C10
0.75%, 01/01/09 (a)(b)	70,215	70,215
Power Supply RB
Series 2002C11
0.75%, 01/01/09 (a)(b)	6,265	6,265
Power Supply RB
Series 2008J2
0.65%, 01/01/09 (a)(b)	50,000	50,000
Water System RB (Central Valley)
Series AE
1.15%, 01/01/09 (a)(c)(d)	4,895	4,895
California Economic Development Financing Auth
Airport Facilities RB (Mercury Air Group)
Series 1998
1.25%, 01/01/09 (a)(b)	9,100	9,100
IDRB (Calco)
Series 1997
0.72%, 01/07/09 (a)(b)	1,440	1,440
California Educational Facilities Auth
RB (Chapman Univ)
Series 2000
0.55%, 01/07/09 (a)(b)	1,100	1,100
RB (Pomona College)
Series 2008B
0.85%, 01/01/09 (a)(c)	6,000	6,000
RB (Univ of Judaism)
Series 1998A
1.30%, 01/01/09 (a)(b)	4,600	4,600
RB (Univ of Southern California)
Series 2007A
1.15%, 01/01/09 (a)(c)(d)	1,590	1,590

See financial notes 13

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California Enterprise Development Finance Auth
RB (Sconza Candy Co)
Series 2008A
1.45%, 01/01/09 (a)(b)	10,000	10,000
California Health Facilities Financing Auth
Health Facility RB (Catholic Healthcare West)
Series 2004K
0.40%, 01/07/09 (a)(b)	15,300	15,300
Health Facility RB (Catholic Healthcare West)
Series 2008A
0.47%, 01/07/09 (a)(b)	9,600	9,600
Health Facility RB (Catholic Healthcare West)
Series 2008B
0.47%, 01/07/09 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008D
0.40%, 01/07/09 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008E
0.40%, 01/07/09 (a)(b)	5,000	5,000
Health Facility RB (Catholic Healthcare West)
Series 2008F
0.40%, 01/07/09 (a)(b)	5,000	5,000
RB (Sutter Health)
Series 1999A
1.33%, 01/01/09 (a)(c)(d)	19,300	19,300
RB (Kaiser Permanente)
Series 2006C
0.35%, 01/07/09 (a)	74,700	74,700
RB (Kaiser Permanente)
Series 2006E
0.60%, 03/23/09	25,000	25,000
0.70%, 04/06/09	40,000	40,000
0.75%, 06/03/09	2,500	2,500
RB (Sutter Health)
Series 2007A
1.15%, 01/01/09 (a)(c)(d)	50,000	50,000
1.30%, 01/01/09 (a)(c)(d)	10,000	10,000
California HFA
Home Mortgage RB
Series 2002B
1.40%, 01/02/09 (a)(b)(c)	14,190	14,190
Home Mortgage RB
Series 2002J
2.20%, 01/02/09 (a)(c)	8,000	8,000
Home Mortgage RB
Series 2003K
0.72%, 01/07/09 (a)(c)	6,300	6,300
0.72%, 01/07/09 (a)(c)	36,905	36,905
Home Mortgage RB
Series 2003M
1.45%, 01/02/09 (a)(c)	13,140	13,140
0.65%, 01/07/09 (a)(c)	25,335	25,335
Home Mortgage RB
Series 2005A
1.75%, 01/07/09 (a)(c)	79,575	79,575
Home Mortgage RB
Series 2005B
0.75%, 01/07/09 (a)(c)	4,350	4,350
0.75%, 01/07/09 (a)(c)	3,200	3,200
Home Mortgage RB
Series 2005H
5.25%, 01/02/09 (a)(c)	24,210	24,210
Home Mortgage RB
Series 2006I
1.83%, 01/01/09 (a)(c)(d)	4,620	4,620
Home Mortgage RB
Series 2006K &
Series 2007E
1.81%, 01/01/09 (a)(c)(d)	15,475	15,475
Home Mortgage RB
Series 2006M
1.41%, 01/01/09 (a)(c)(d)	11,730	11,730
Home Mortgage RB
Series 2007G
1.30%, 01/01/09 (a)(c)(d)	21,465	21,465
Home Mortgage RB
Series 2007K
1.45%, 01/02/09 (a)(c)	14,000	14,000
1.45%, 01/02/09 (a)(c)	5,000	5,000
Home Mortgage RB
Series 2008C
1.50%, 01/02/09 (a)(b)	21,045	21,045
Home Mortgage RB
Series 2008D
1.30%, 01/02/09 (a)(c)	15,685	15,685
1.30%, 01/02/09 (a)(c)	50,315	50,315
Home Mortgage RB
Series 2008K
1.35%, 01/01/09 (a)(c)(d)	36,486	36,486
Home Mortgage RB
Series 2008M
1.30%, 01/01/09 (a)(c)(d)	10,030	10,030
M/F Housing RB III
Series 2001E
0.80%, 01/07/09 (a)(c)	34,805	34,805
M/F Housing RB III
Series 2001G
0.90%, 01/07/09 (a)(c)	19,690	19,690
M/F Housing RB III
Series 2002E
0.80%, 01/07/09 (a)(c)	28,425	28,425
M/F Housing RB III
Series 2007C
1.30%, 01/02/09 (a)(c)	12,450	12,450
M/F Housing RB III
Series 2008B
1.30%, 01/02/09 (a)(c)	28,800	28,800
1.30%, 01/02/09 (a)(c)	9,790	9,790
1.30%, 01/02/09 (a)(c)	18,155	18,155
1.30%, 01/02/09 (a)(c)	16,315	16,315
California Infrastructure & Economic Development Bank
IDRB (Alegacy Foodservice Products Group & Eagleware Manufacturing Co)
Series 2005
1.50%, 01/01/09 (a)(b)	6,020	6,020
IDRB (American-De Rosa Lamp Arts)
Series 1999
1.00%, 01/07/09 (a)(b)	4,950	4,950
IDRB (Fairmont Sign Co)
Series 2000A
1.40%, 01/01/09 (a)(b)	4,250	4,250
IDRB (Nelson Name Plate Co)
Series 1999

14 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.25%, 01/01/09 (a)(b)	2,150	2,150
RB (California Academy of Sciences)
Series 2008E
0.75%, 01/02/09 (a)(b)	1,900	1,900
RB (California Academy of Sciences)
Series 2008F
0.75%, 01/02/09 (a)(b)	2,500	2,500
RB (Orange Cnty Performing Arts Center)
Series 2008A
0.85%, 01/02/09 (a)(b)	3,200	3,200
RB (Orange Cnty Performing Arts Center)
Series 2008C
1.00%, 01/01/09 (a)(b)	5,760	5,760
RB (Sage Hill School)
Series 2008
1.30%, 01/01/09 (a)(b)	9,500	9,500
RB (The Colburn School)
Series 2008
0.90%, 01/01/09 (a)(b)	5,000	5,000
RB (The Contemporary Jewish Museum)
Series 2006
0.85%, 01/02/09 (a)(b)	4,500	4,500
RB (The J. Paul Getty Trust)
Series 2004B
0.75%, 01/02/09 (a)	2,755	2,755
RB (The RAND Corp)
Series 2008A
0.55%, 01/07/09 (a)(b)	5,500	5,500
Refunding RB (Academy of Motion Picture Arts & Sciences)
Series 2008
1.00%, 01/01/09 (a)(b)	15,000	15,000
Refunding RB (Pacific Gas & Electric Co)
Series 2008A
0.85%, 01/07/09 (a)(b)	24,750	24,750
Refunding RB (Pacific Gas & Electric Co)
Series 2008C
0.75%, 01/07/09 (a)(b)	13,000	13,000
Refunding RB (Pacific Gas & Electric Co)
Series 2008D
0.57%, 01/07/09 (a)(b)	45,000	45,000
Refunding RB (The J. Paul Getty Trust)
Series 2007A1
1.70%, 04/01/09	14,000	14,000
Refunding RB (The J. Paul Getty Trust)
Series 2007A3
1.70%, 04/01/09	12,100	12,100
California Municipal Finance Auth
RB (Republic Services Inc)
Series 2008A
1.25%, 01/01/09 (a)(b)	31,000	31,000
Solid Waste Disposal RB (Waste Management Inc)
Series 2008A
1.25%, 01/01/09 (a)(b)	8,900	8,900
California Pollution Control Financing Auth
Environmental Improvement RB (BP West Coast Products LLC)
Series 2008A
1.10%, 06/01/09	13,750	13,750
RB (Garaventa Enterprises Inc)
Series 2008A
1.45%, 01/07/09 (a)(b)	17,150	17,150
Refunding RB (Pacific Gas & Electric Co)
Series 1997B
1.20%, 01/02/09 (a)(b)	810	810
Resource Recovery RB (Sanger)
Series 1990A
0.75%, 01/07/09 (a)(b)	19,200	19,200
Resource Recovery RB (Wadham Energy)
Series 1987B
0.95%, 01/07/09 (a)(b)	1,500	1,500
Solid Waste Disposal RB (Ag Resources III)
Series 2004
1.00%, 01/07/09 (a)(b)	5,570	5,570
Solid Waste Disposal RB (Agrifab)
Series 2003
1.00%, 01/07/09 (a)(b)	5,800	5,800
Solid Waste Disposal RB (Alameda Cnty Industries)
Series 2000A
1.00%, 01/07/09 (a)(b)	2,110	2,110
Solid Waste Disposal RB (Athens Disposal Co)
Series 1995A
1.00%, 01/07/09 (a)(b)	7,500	7,500
Solid Waste Disposal RB (Athens Disposal Co)
Series 1999A
1.00%, 01/07/09 (a)(b)	3,685	3,685
Solid Waste Disposal RB (Athens Services)
Series 2001A
1.00%, 01/07/09 (a)(b)	2,895	2,895
Solid Waste Disposal RB (Athens Services)
Series 2006A
1.00%, 01/07/09 (a)(b)	20,565	20,565
Solid Waste Disposal RB (Atlas Disposal Industries)
Series 1999A
1.00%, 01/07/09 (a)(b)	5,060	5,060
Solid Waste Disposal RB (AVI-PGS)
Series 2008A
1.00%, 01/07/09 (a)(b)	5,630	5,630
Solid Waste Disposal RB (BLT Enterprises of Fremont)
Series 2005A
1.05%, 01/07/09 (a)(b)	14,275	14,275
Solid Waste Disposal RB (BLT Enterprises of Sacramento)
Series 1999A
1.00%, 01/07/09 (a)(b)	6,995	6,995
Solid Waste Disposal RB (Blue Line Transfer)
Series 1999A
1.00%, 01/07/09 (a)(b)	3,455	3,455
Solid Waste Disposal RB (Blue Line Transfer)
Series 2001A
1.00%, 01/07/09 (a)(b)	3,175	3,175
Solid Waste Disposal RB (Browning-Ferris Industries)
Series 1997A
0.85%, 01/07/09 (a)(b)	12,400	12,400
Solid Waste Disposal RB (Burrtec Waste & Recycling Services)
Series 2006A
1.43%, 01/07/09 (a)(b)	17,265	17,265
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2004
0.98%, 01/07/09 (a)(b)	9,920	9,920
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2006A
0.98%, 01/07/09 (a)(b)	18,445	18,445
Solid Waste Disposal RB (Burrtec Waste Group)
Series 2008A
1.43%, 01/07/09 (a)(b)	8,500	8,500
Solid Waste Disposal RB (Burrtec Waste Industries Inc)
Series 1997B

See financial notes 15

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.98%, 01/07/09 (a)(b)	3,850	3,850
Solid Waste Disposal RB (Burrtec Waste Industries Inc)
Series 2000A
0.98%, 01/07/09 (a)(b)	4,705	4,705
Solid Waste Disposal RB (Burrtec Waste Industries Inc)
Series 2002A
0.98%, 01/07/09 (a)(b)	9,900	9,900
Solid Waste Disposal RB (California Waste Solutions)
Series 2002A
1.00%, 01/07/09 (a)(b)	8,145	8,145
Solid Waste Disposal RB (California Waste Solutions)
Series 2004A
1.00%, 01/07/09 (a)(b)	4,940	4,940
Solid Waste Disposal RB (California Waste Solutions)
Series 2007A
1.45%, 01/07/09 (a)(b)	25,905	25,905
Solid Waste Disposal RB (Cedar Avenue Recycling & Transfer Station)
Series 2003A
1.00%, 01/07/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Contra Costa Waste Service)
Series 1995A
1.00%, 01/07/09 (a)(b)	1,625	1,625
Solid Waste Disposal RB (CR&R Inc)
Series 1995A
1.03%, 01/07/09 (a)(b)	3,160	3,160
Solid Waste Disposal RB (CR&R Inc)
Series 2000A
1.03%, 01/07/09 (a)(b)	2,610	2,610
Solid Waste Disposal RB (CR&R Inc)
Series 2002A
1.03%, 01/07/09 (a)(b)	3,400	3,400
Solid Waste Disposal RB (CR&R Inc)
Series 2006A
1.03%, 01/07/09 (a)(b)	7,840	7,840
Solid Waste Disposal RB (CR&R Inc)
Series 2007A
1.03%, 01/07/09 (a)(b)	10,305	10,305
Solid Waste Disposal RB (Desert Properties)
Series 2006B
1.03%, 01/07/09 (a)(b)	2,245	2,245
Solid Waste Disposal RB (EDCO Disposal Corp)
Series 1996A
0.98%, 01/07/09 (a)(b)(f)	8,345	8,345
Solid Waste Disposal RB (EDCO Disposal Corp)
Series 2004A
0.98%, 01/07/09 (a)(b)(f)	18,940	18,940
Solid Waste Disposal RB (EDCO Disposal Corp)
Series 2007A
0.98%, 01/07/09 (a)(b)	15,980	15,980
Solid Waste Disposal RB (Escondido Disposal/Jemco Equipment Corp)
Series 1998A
0.98%, 01/07/09 (a)(b)	7,355	7,355
Solid Waste Disposal RB (Garaventa Enterprises Inc)
Series 2006A
1.00%, 01/07/09 (a)(b)	8,970	8,970
Solid Waste Disposal RB (Garden City Sanitation Inc)
Series 2007A
1.05%, 01/07/09 (a)(b)	7,355	7,355
Solid Waste Disposal RB (Greenteam of San Jose)
Series 1997A
0.97%, 01/07/09 (a)(b)	640	640
Solid Waste Disposal RB (Greenteam of San Jose)
Series 2001A
0.97%, 01/07/09 (a)(b)	6,380	6,380
Solid Waste Disposal RB (Greenwaste of Tehama)
Series 1999A
0.97%, 01/07/09 (a)(b)	580	580
Solid Waste Disposal RB (GreenWaste Recovery Inc)
Series 2006A
1.05%, 01/07/09 (a)(b)	2,540	2,540
Solid Waste Disposal RB (GreenWaste Recovery Inc)
Series 2007A
1.05%, 01/07/09 (a)(b)	12,165	12,165
Solid Waste Disposal RB (Madera Disposal Systems Inc)
Series 1998A
0.97%, 01/07/09 (a)(b)	1,800	1,800
Solid Waste Disposal RB (MarBorg Industries)
Series 2000A
1.00%, 01/07/09 (a)(b)	3,045	3,045
Solid Waste Disposal RB (MarBorg Industries)
Series 2002
1.00%, 01/07/09 (a)(b)	3,710	3,710
Solid Waste Disposal RB (MarBorg Industries)
Series 2004A
1.05%, 01/07/09 (a)(b)	4,945	4,945
Solid Waste Disposal RB (Marin Sanitary Service)
Series 2006A
1.05%, 01/07/09 (a)(b)	3,610	3,610
Solid Waste Disposal RB (Mid-Valley Disposal)
Series 2006A
1.05%, 01/07/09 (a)(b)	3,465	3,465
Solid Waste Disposal RB (Mill Valley Refuse Service Inc)
Series 2003A
1.00%, 01/07/09 (a)(b)	1,935	1,935
Solid Waste Disposal RB (Mottra Corp)
Series 2002A
1.05%, 01/07/09 (a)(b)	1,390	1,390
Solid Waste Disposal RB (Napa Recycling & Waste Services)
Series 2005A
1.05%, 01/07/09 (a)(b)	4,220	4,220
Solid Waste Disposal RB (Northern Recycling & Waste Services)
Series 2007A
1.05%, 01/07/09 (a)(b)	3,390	3,390
Solid Waste Disposal RB (Orange Ave Disposal Co)
Series 2002A
1.00%, 01/07/09 (a)(b)	5,610	5,610
Solid Waste Disposal RB (Placer Cnty Eastern Regional Sanitary Landfill Inc)
Series 2003A
1.00%, 01/07/09 (a)(b)	4,175	4,175
Solid Waste Disposal RB (Rainbow Disposal Company Inc)
Series 2006A
1.05%, 01/07/09 (a)(b)	8,910	8,910
Solid Waste Disposal RB (Ratto Group of Companies)
Series 2001A
1.00%, 01/07/09 (a)(b)	2,910	2,910
Solid Waste Disposal RB (Republic Services Inc)
Series 2003
1.25%, 01/01/09 (a)(b)	30,000	30,000
Solid Waste Disposal RB (Republic Services Inc)
Series 2006

16 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.25%, 01/01/09 (a)(b)	30,000	30,000
Solid Waste Disposal RB (Sanco Services)
Series 2002A
0.98%, 01/07/09 (a)(b)	5,185	5,185
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
1.05%, 01/07/09 (a)(b)	1,530	1,530
Solid Waste Disposal RB (Solag Disposal)
Series 1997A
1.03%, 01/07/09 (a)(b)	2,135	2,135
Solid Waste Disposal RB (South Tahoe Refuse Co)
Series 2008A
1.50%, 01/01/09 (a)(b)	5,540	5,540
Solid Waste Disposal RB (Specialty Solid Waste & Recycling)
Series 2001A
1.05%, 01/07/09 (a)(b)	100	100
Solid Waste Disposal RB (Talco Plastics)
Series 1997A
0.95%, 01/07/09 (a)(b)	2,825	2,825
Solid Waste Disposal RB (The Ratto Group of Companies Inc)
Series 2007A
1.50%, 01/07/09 (a)(b)	27,600	27,600
Solid Waste Disposal RB (Upper Valley Disposal Service)
Series 2008A
1.50%, 01/07/09 (a)(b)	2,115	2,115
Solid Waste Disposal RB (Valley Vista Services)
Series 2003A
1.05%, 01/07/09 (a)(b)	2,585	2,585
Solid Waste Disposal RB (Valley Vista Services)
Series 2007A
1.05%, 01/07/09 (a)(b)	2,920	2,920
Solid Waste Disposal RB (Vanderham Family Trust - J&D Wilson & Sons Dairy)
Series 2004
1.70%, 01/01/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (West Valley MRF)
Series 1997A
1.05%, 01/07/09 (a)(b)	1,685	1,685
Solid Waste Disposal RB (Zanker Road Landfill)
Series 1999C
1.05%, 01/07/09 (a)(b)	3,535	3,535
California Public Works Board
Lease Refunding RB (Univ of California)
Series 2007A
1.10%, 01/01/09 (a)(c)(d)	8,900	8,900
1.25%, 01/01/09 (a)(c)(d)	23,557	23,557
Lease Refunding RB (Univ of California)
Series 2007C
1.10%, 01/01/09 (a)(c)(d)	11,245	11,245
California Rural Home Mortgage Finance Auth Home Buyers Fund
S/F Mortgage RB
Series 2005A
5.25%, 01/02/09 (a)(c)	12,095	12,095
California School Cash Reserve Program Auth
COP (2008-2009 TRANS)
Series A
1.65%, 07/06/09 (b)	52,000	52,353
California State Univ
Systemwide RB
Series 2005C
1.32%, 01/01/09 (a)(b)(c)(d)	1,000	1,000
Systemwide RB
Series 2007A
2.12%, 01/01/09 (a)(b)(c)(d)	24,750	24,750
Systemwide RB
Series 2008A
1.33%, 01/01/09 (a)(b)(c)(d)	4,045	4,045
California State Univ Institute
CP
Series A
0.65%, 02/05/09 (b)	7,908	7,908
California Statewide Communities Development Auth
COP (International School of the Peninsula) 1999
6.95%, 11/01/09 (b)	7,045	7,437
IDRB (Integrated Rolling Co)
Series 1999A
1.25%, 01/01/09 (a)(b)	100	100
IDRB (RL Group)
Series 1998C
1.10%, 01/07/09 (a)(b)	1,260	1,260
RB (St. Joseph Health System)
Series 2007D
2.17%, 01/01/09 (a)(c)(d)	18,073	18,073
Refunding RB (Univ Retirement Community at Davis)
Series 2003
0.75%, 01/02/09 (a)(b)	8,525	8,525
M/F Housing RB (Agave at Elk Grove Apts)
Series 2003DD
1.15%, 01/01/09 (a)(b)	15,000	15,000
M/F Housing RB (Bay Vista at MeadowPark Apts)
Series 2003NN1
1.15%, 01/01/09 (a)(b)	14,600	14,600
M/F Housing RB (Campus Pointe Apartments)
Series 2008J
1.22%, 01/01/09 (a)(b)	7,550	7,550
M/F Housing RB (Creekside at MeadowPark Apts)
Series 2002HH
1.15%, 01/01/09 (a)(b)	9,595	9,595
M/F Housing RB (Cypress Villa Apts)
Series 2000F
1.15%, 01/01/09 (a)(b)	4,725	4,725
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2003OO
1.15%, 01/01/09 (a)(b)	15,090	15,090
M/F Housing RB (Dublin Ranch Sr Apts)
Series 2006G
1.15%, 01/01/09 (a)(b)	5,010	5,010
M/F Housing RB (Emerald Gardens Apts)
Series 2000E
1.15%, 01/01/09 (a)(b)	7,320	7,320
M/F Housing RB (Fairway Family Apts)
Series 2003PP
1.15%, 01/01/09 (a)(b)	30,000	30,000
M/F Housing RB (Fairway Family Apts)
Series 2006H
1.15%, 01/01/09 (a)(b)	7,000	7,000
M/F Housing RB (Heritage Oaks Apts)
Series 2004YY
1.15%, 01/01/09 (a)(b)	6,900	6,900
M/F Housing RB (Heritage Park Apts)
Series 2008C

See financial notes 17

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.15%, 01/01/09 (a)(b)	9,000	9,000
M/F Housing RB (Kimberly Woods Apts)
Series 1995B
0.80%, 01/07/09 (a)(b)	13,400	13,400
M/F Housing RB (Laurel Park Sr Apts)
Series 2002H
1.55%, 01/01/09 (a)(b)	5,500	5,500
M/F Housing RB (Los Padres Apts)
Series 2003E
1.15%, 01/01/09 (a)(b)	10,750	10,750
M/F Housing RB (Marlin Cove Apts)
Series 2000V
1.15%, 01/01/09 (a)(b)	6,000	6,000
M/F Housing RB (Martin Luther Tower)
Series 2005D
1.15%, 01/01/09 (a)(b)	8,050	8,050
M/F Housing RB (Oak Center Towers)
Series 2005L
1.15%, 01/01/09 (a)(b)	3,820	3,820
M/F Housing RB (Oakmont of Concord)
Series 2002Q
1.15%, 01/01/09 (a)(b)	25,000	25,000
M/F Housing RB (Park David Sr Apts)
Series 1999D
1.15%, 01/01/09 (a)(b)	8,220	8,220
M/F Housing RB (Plaza Club Apts)
Series 1997A
1.20%, 01/01/09 (a)(b)	14,790	14,790
M/F Housing RB (Rancho Santa Fe Village Apts)
Series 2004EE
1.50%, 01/01/09 (a)(b)	12,300	12,300
M/F Housing RB (Sagewood At Stonebridge Estates)
Series 2005CC
1.15%, 01/01/09 (a)(b)	9,100	9,100
M/F Housing RB (Sharps & Flats Apts)
Series 2002X
1.15%, 01/01/09 (a)(b)	14,000	14,000
M/F Housing RB (The Belmont)
Series 2005F
1.15%, 01/01/09 (a)(b)	10,500	10,500
M/F Housing RB (Valley Palms Apts)
Series 2002C
1.15%, 01/01/09 (a)(b)	12,000	12,000
M/F Housing RB (Villas at Hamilton Apts)
Series 2001HH
1.15%, 01/01/09 (a)(b)	11,440	11,440
M/F Housing RB (Wilshire Court Apts)
Series 2004AAA
1.15%, 01/01/09 (a)(b)	15,000	15,000
M/F Housing RB (Woodsong Apts)
Series 1997B
1.07%, 01/01/09 (a)(b)	3,127	3,127
M/F Housing RB (Wyndover Apts)
Series 2004LL
1.15%, 01/01/09 (a)(b)	16,875	16,875
M/F Housing Refunding RB (Arbor Ridge Apartments)
Series 2008B
1.27%, 01/01/09 (a)(b)	9,500	9,500
M/F Housing Refunding RB (Brandon Place Apts)
Series 2006D
1.15%, 01/01/09 (a)(b)	6,070	6,070
M/F Housing Refunding RB (Corporate Fund for Housing/Five Seasons Multiple Facilities)
Series 1999A
5.82%, 12/01/09 (b)	8,900	9,589
M/F Housing Refunding RB (Crystal View Apts)
Series 2004A
1.15%, 01/01/09 (a)(b)	7,075	7,075
M/F Housing Refunding RB (Irvine Apartment Communities)
Series 2008C2 & 2008C3
1.35%, 01/01/09 (a)(b)(c)(d)	40,000	40,000
RB (Catholic Healthcare West)
Series 2008G
0.47%, 01/07/09 (a)(b)	25,000	25,000
RB (Childrens Hospital Los Angeles)
Series 2008A
1.00%, 01/01/09 (a)(b)	7,600	7,600
RB (Elder Care Alliance)
Series 2000
1.30%, 01/07/09 (a)(b)	12,560	12,560
RB (Gemological Institute)
Series 2001
1.31%, 01/01/09 (a)(b)(c)	100	100
RB (John Muir Health)
Series 2008B
0.75%, 01/01/09 (a)(b)	15,000	15,000
RB (John Muir Health)
Series 2008C
0.90%, 01/02/09 (a)(b)	6,200	6,200
RB (Kaiser Permanente)
Series 2002B
0.35%, 01/07/09 (a)	67,115	67,115
RB (Kaiser Permanente)
Series 2003A
0.35%, 01/07/09 (a)	30,300	30,300
RB (Kaiser Permanente)
Series 2004K
0.70%, 01/27/09	25,000	25,000
2.00%, 02/12/09	30,000	30,000
0.75%, 06/03/09	14,000	14,000
RB (Kaiser Permanente)
Series 2004M
0.35%, 01/07/09 (a)	14,700	14,700
RB (Kaiser Permanente)
Series 2006B
1.34%, 01/01/09 (a)(b)(c)(d)	5,390	5,390
RB (Kaiser Permanente)
Series 2006D
0.70%, 01/28/09	20,000	20,000
0.75%, 06/03/09	21,500	21,500
RB (Kaiser Permanente)
Series 2008A
0.25%, 01/07/09 (a)	18,000	18,000
RB (Painted Turtle)
Series 2003
0.93%, 01/01/09 (a)(b)	10,000	10,000
RB (Rady Children’s Hospital-San Diego)
Series 2008A
0.60%, 01/01/09 (a)(b)	8,100	8,100
RB (Redlands Community Hospital)
Series 2005B

18 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.60%, 01/01/09 (a)(b)	27,000	27,000
RB (Sea Crest School)
Series 2008
0.87%, 01/01/09 (a)(b)	4,500	4,500
RB (Sutter Health)
Series 2003A
1.55%, 01/01/09 (a)(c)(d)	14,850	14,850
2.17%, 01/01/09 (a)(c)(d)	10,645	10,645
RB (Sutter Health)
Series 2005C
1.34%, 01/01/09 (a)(c)(d)	3,430	3,430
RB (Sutter Health)
Series 2008C
1.15%, 01/01/09 (a)(c)(d)	149,335	149,335
RB (The Culinary Institute of America)
Series 2008
1.00%, 01/01/09 (a)(b)	3,000	3,000
RB (Univ Retirement Community at Davis)
Series 2008
0.75%, 01/02/09 (a)(b)	3,535	3,535
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008A
0.42%, 01/07/09 (a)(b)	5,000	5,000
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008B
0.42%, 01/07/09 (a)(b)	5,000	5,000
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008C
0.45%, 01/07/09 (a)(b)	15,000	15,000
Refunding RB (Los Angeles Cnty Museum of Art)
Series 2008E
0.42%, 01/07/09 (a)(b)	2,000	2,000
Refunding RB (St. Joseph Health System)
Series 2008B
0.70%, 01/01/09 (a)	43,000	43,000
TRAN Program Note Participations (Certain Local Agencies)
Series 2008A1
1.64%, 06/30/09 (b)	132,000	132,767
TRAN Program Note Participations (Fresno)
Series 2008A2
1.64%, 06/30/09	25,605	25,774
TRAN Program Note Participations (Riverside)
Series 2008A3
1.64%, 06/30/09	53,000	53,350
TRAN Program Note Participations (San Bernardino)
Series 2008A4
1.64%, 06/30/09	20,000	20,132
Carlsbad
M/F Housing Refunding RB (Santa Fe Ranch Apts)
Series 1993A
1.06%, 01/01/09 (a)(b)	14,600	14,600
Castaic Lake Water Agency
Refunding Revenue COP
Series 2008A
0.44%, 01/07/09 (a)(b)	4,575	4,575
Central Basin Municipal Water District
Refunding Revenue COP (2007 Project)
Series 2008B
0.42%, 01/07/09 (a)(b)	3,340	3,340
Chula Vista
IDRB (San Diego Gas & Electric Co)
Series 2006A
1.00%, 03/03/09	40,000	40,000
Clovis USD
GO Bonds (Election of 2004)
Series B
1.15%, 01/01/09 (a)(b)(c)(d)	235	235
Coast Community College District
GO Bonds (Election of 2002)
Series 2006B
1.20%, 01/01/09 (a)(c)(d)	3,455	3,455
1.20%, 01/01/09 (a)(c)(d)	16,755	16,755
1.80%, 01/01/09 (a)(c)(d)	12,095	12,095
GO Bonds (Election of 2002)
Series 2006C
1.20%, 01/01/09 (a)(c)(d)	4,865	4,865
Contra Costa Cnty
M/F Housing RB (Avalon Walnut Creek at Contra Costa Centre)
Series 2006A
1.09%, 01/01/09 (a)(b)	25,000	25,000
M/F Housing Refunding RB (The Park Regency)
Series 2003F
1.05%, 01/01/09 (a)(b)	15,800	15,800
M/F Mortgage RB (El Cerrito Royale)
Series 1987A
1.25%, 01/01/09 (a)(b)	2,480	2,480
Contra Costa Water District
Water Refunding RB
Series K
1.61%, 01/01/09 (a)(b)(c)(d)	2,725	2,725
Desert Community College District
GO Bonds (Election of 2004)
Series 2007C
1.31%, 01/01/09 (a)(c)(d)	17,000	17,000
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.90%, 01/07/09 (a)(b)	3,780	3,780
Dry Creek/Grant Joint Union SD
GO Bonds (Election of 2008)
Series 2008 & (Election of 2006) Series 2008
1.24%, 01/01/09 (a)(b)(c)(d)	6,080	6,080
East Bay Municipal Utility District
Wastewater System Subordinated RB
Series 2007A
1.59%, 01/01/09 (a)(c)(d)	6,600	6,600
Wastewater System Subordinated Refunding RB
Series 2008A
0.70%, 01/01/09 (a)(c)	13,000	13,000
Water & Wastewater CP
1.52%, 02/05/09 (c)	40,200	40,200
Water & Wastewater CP
0.65%, 03/12/09 (c)	21,000	21,000
0.60%, 04/02/09 (c)	40,400	40,400
Water System Subordinated Refunding RB
Series 2008A2
2.00%, 01/07/09 (a)(c)	4,685	4,685
Water System Subordinated Refunding RB
Series 2008A3
2.00%, 01/07/09 (a)(c)	14,270	14,270
Water System Subordinated Refunding RB
Series 2008A4
2.15%, 01/07/09 (a)(c)	49,320	49,320

See financial notes 19

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water System Subordinated RB
Series 2007A
1.46%, 01/01/09 (a)(c)(d)	11,590	11,590
1.59%, 01/01/09 (a)(c)(d)	66,000	66,000
Water System Subordinated Refunding RB
Series 2008A1
2.15%, 01/07/09 (a)(c)	25,000	25,000
Water System Subordinated Refunding RB
Series 2008C1
0.40%, 01/07/09 (a)(c)	17,390	17,390
Water System Subordinated Refunding RB
Series 2008C2
0.55%, 01/07/09 (a)(c)	9,935	9,935
Water System Subordinated Refunding RB
Series 2008C4
0.30%, 01/07/09 (a)(c)	20,940	20,940
Water System Subordinated Refunding RB
Series 2008C5
0.30%, 01/07/09 (a)(c)	12,445	12,445
Water System Subordinated Refunding RB
Series 2008C6
0.30%, 01/07/09 (a)(c)	41,375	41,375
Eastern Municipal Water District
Water & Sewer Refunding Revenue COP
Series 2008D
0.42%, 01/07/09 (a)(c)	9,525	9,525
Water & Sewer Revenue COP
Series 2008B
0.90%, 01/01/09 (a)(c)	10,600	10,600
Water & Sewer Revenue COP
Series 2008F
0.47%, 01/07/09 (a)(c)	10,750	10,750
El Cajon Redevelopment Agency
M/F Housing RB (Park-Mollison & Madison Apts)
Series 1998
1.18%, 01/01/09 (a)(b)	4,600	4,600
El Camino Hospital District
GO Bonds
Series 2006
1.15%, 01/01/09 (a)(b)(c)(d)	8,610	8,610
1.20%, 01/01/09 (a)(b)(c)(d)	2,995	2,995
El Dorado Irrigation District
Revenue COP
Series 2008A
0.75%, 01/07/09 (a)(b)	1,000	1,000
Elk Grove USD
Community Facilities District No.1 Special Tax Bonds (Election of 1998)
Series 2005
1.15%, 01/01/09 (a)(b)(c)(d)	16,950	16,950
Elsinore Valley Municipal Water District
COP
Series 2007A
1.20%, 01/01/09 (a)(b)(c)(d)	12,960	12,960
Refunding COP
Series 2008A
0.90%, 01/01/09 (a)(b)	9,855	9,855
Emeryville Redevelopment Agency
M/F Housing RB (Bay St Apts)
Series 2002A
1.16%, 01/01/09 (a)(b)(f)	87,715	87,715
Escondido
M/F Housing RB (Via Roble Apts)
Series 2003A
1.15%, 01/01/09 (a)(b)	6,900	6,900
Fontana USD
GO Bonds (Election of 2006)
Series B
3.42%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Foothill-DeAnza Community College District
GO Bonds (Election of 1999)
Series C
1.10%, 01/01/09 (a)(c)(d)	20,460	20,460
GO Bonds (Election of 1999)
Series B
1.20%, 01/01/09 (a)(c)(d)	12,040	12,040
GO Bonds (Election of 2006)
Series A
1.20%, 01/01/09 (a)(c)(d)	7,597	7,597
Fresno IDA
IDRB (Keiser Corp)
Series 1997
1.00%, 01/07/09 (a)(b)	1,065	1,065
Glendale
Water RB
Series 2008
1.20%, 01/01/09 (a)(b)(c)(d)	2,945	2,945
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
1.20%, 01/01/09 (a)(b)(c)(d)	6,265	6,265
1.28%, 01/01/09 (a)(b)(c)(d)	40,000	40,000
1.33%, 01/01/09 (a)(b)(c)(d)	33,940	33,940
1.33%, 01/01/09 (a)(b)(c)(d)	6,755	6,755
1.42%, 01/01/09 (a)(b)(c)(d)	19,800	19,800
1.52%, 01/01/09 (a)(b)(c)(d)	61,965	61,965
1.99%, 01/01/09 (a)(b)(c)(d)	19,805	19,805
Golden West Schools Financing Auth
GO RB (Beverly Hills USD)
Series 2005
3.47%, 01/01/09 (a)(c)(d)	17,570	17,570
Hayward
M/F Housing RB (Lord Tennyson Apts)
Series 2005A
1.40%, 01/01/09 (a)(b)	13,915	13,915
M/F Housing RB (Shorewood Apts)
Series 1984A
1.05%, 01/01/09 (a)(b)	12,100	12,100
Hayward Housing Auth
M/F Mortgage Refunding RB (Huntwood Terrace Apts)
Series 1993A
0.89%, 01/07/09 (a)(b)	4,955	4,955
Hemet USD
COP
Series 2006
1.15%, 01/01/09 (a)(b)	6,000	6,000
Hercules Public Financing Auth
Lease RB
Series 2003A
0.93%, 01/01/09 (a)(b)	6,630	6,630
Huntington Beach
M/F Housing RB (Five Points Srs)
Series 1991A
1.20%, 01/01/09 (a)(b)	9,500	9,500

20 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Huntington Park Redevelopment Agency
M/F Housing RB (Casa Rita Apts)
Series 1994A
1.18%, 01/01/09 (a)(b)	4,600	4,600
Irvine
Lease RB (Capital Improvement)
Series 1985
0.75%, 01/01/09 (a)(b)	1,110	1,110
Limited Obligation Improvement Bonds (Assessment District No. 03-19)
Series B
0.85%, 01/02/09 (a)(b)	2,858	2,858
Limited Obligation Improvement Bonds (Assessment District No. 04-20)
Series A
0.85%, 01/02/09 (a)(b)	1,390	1,390
Limited Obligation Improvement Bonds (Assessment District No. 05-21)
Series A
0.85%, 01/02/09 (a)(b)	2,805	2,805
Limited Obligation Improvement Bonds (Assessment District No. 87-8)
Series 1999
0.85%, 01/02/09 (a)(b)	600	600
Irvine Ranch Water District
1986 Capital Improvement Project
0.96%, 01/02/09 (a)(b)	20,500	20,500
Kern Cnty
TRAN 2008-2009
1.60%, 06/30/09	47,000	47,319
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002)
Series 2006
1.15%, 01/01/09 (a)(b)(c)(d)	17,130	17,130
Livermore
COP (Refunding & Capital Projects)
0.90%, 01/01/09 (a)(b)	7,500	7,500
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2008B
0.65%, 01/01/09 (a)(b)	4,000	4,000
Long Beach
Harbor Refunding RB
Series 1998A
1.81%, 01/01/09 (a)(b)(c)(d)	6,570	6,570
Refunding RB
Series 1998A
3.58%, 01/01/09 (a)(b)(c)(d)	5,585	5,585
Subordinate Airport Revenue CP Notes
Series A &
Series B
0.85%, 04/02/09 (b)	7,600	7,600
TRAN 2008-2009
2.75%, 09/30/09	41,000	41,372
Long Beach Community College District
GO Bonds (2008 Election)
Series 2008A
1.37%, 01/01/09 (a)(b)(c)(d)	8,075	8,075
Long Beach Harbor Department
CP
Series A
2.30%, 01/23/09 (c)	31,400	31,400
Los Angeles
M/F Housing RB (Beverly Park Apts)
Series 1988A
1.15%, 01/02/09 (a)(b)	15,500	15,500
M/F Housing RB (Fountain Park Phase II)
Series 2000B
1.15%, 01/01/09 (a)(b)	32,615	32,615
M/F Housing RB (Fountain Park)
Series 1999P
1.15%, 01/01/09 (a)(b)	9,800	9,800
M/F Housing RB
Series 1985K
0.55%, 01/06/09 (a)(b)	752	752
M/F Housing Refunding RB (Tri-City)
Series 2001I
1.15%, 01/01/09 (a)(b)	1,800	1,800
TRAN 2008
1.54%, 06/30/09	20,000	20,142
1.55%, 06/30/09	73,000	73,514
Wastewater System Refunding RB
Series 2002A
3.48%, 01/01/09 (a)(c)(d)	7,725	7,725
4.25%, 01/01/09 (a)(c)(d)	16,445	16,445
Wastewater System Refunding RB
Series 2005A
1.70%, 01/01/09 (a)(c)(d)	5,730	5,730
Wastewater System Subordinate Refunding RB
Series 2008B
0.95%, 01/01/09 (a)(b)	12,200	12,200
Wastewater System Subordinate Refunding RB
Series 2008C
0.70%, 01/01/09 (a)(b)	2,500	2,500
Wastewater System Subordinate Refunding RB
Series 2008D
0.69%, 01/01/09 (a)(b)	4,000	4,000
Wastewater System Subordinate Refunding RB
Series 2008F2
1.00%, 01/01/09 (a)(b)	800	800
Los Angeles Cnty
TRAN 2008-2009
Series A
1.50%, 06/30/09	40,575	40,870
1.58%, 06/30/09	45,000	45,310
Los Angeles Cnty Housing Auth
M/F Housing RB (Castaic Sr Apts)
Series 2003C
1.15%, 01/01/09 (a)(b)	9,300	9,300
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2001B
1.60%, 01/01/09 (a)(c)(d)	18,440	18,440
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A
0.60%, 01/01/09 (a)(c)	50,000	50,000
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A3
3.50%, 01/01/09 (a)(c)	40,750	40,750
Sales Tax Revenue CP Notes
Series ATE
0.85%, 03/12/09 (b)	4,500	4,500
Second Sr Sales Tax RB (Proposition C)
Series 2004A
1.46%, 01/01/09 (a)(c)(d)	18,825	18,825

See financial notes 21

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Second Subordinate Sales Tax Revenue CP
Series A
1.75%, 01/23/09 (b)	7,000	7,000
2.00%, 01/23/09 (b)	27,199	36,650
2.00%, 01/23/09 (b)	36,650	27,199
Los Angeles Cnty Sanitation Districts Financing Auth
RB (Capital Projects)
Series 2005B
1.33%, 01/01/09 (a)(b)(c)(d)	15,670	15,670
Los Angeles Community College District
GO Bonds (2001 Election)
Series 2007A
1.55%, 01/01/09 (a)(c)(d)	39,600	39,600
1.68%, 01/01/09 (a)(c)(d)	10,000	10,000
GO Bonds (2003 Election)
Series 2006E
1.80%, 01/01/09 (a)(b)(c)(d)	4,785	4,785
GO Bonds (2003 Election)
Series 2008F1
1.15%, 01/06/09 (a)(c)(d)	4,495	4,495
Los Angeles Community Redevelopment Agency
M/F Housing RB (Security Building Project)
Series 2001A
1.20%, 01/01/09 (a)(b)	3,455	3,455
M/F Housing RB (Wilshire Station Apts)
Series 2003A
1.45%, 01/02/09 (a)(b)	9,000	9,000
M/F Housing Refunding RB (Promenade Towers)
Series 2000
1.00%, 01/01/09 (a)(b)	2,375	2,375
Los Angeles Department of Airports
Airport Sr RB
Series 2008A
1.25%, 01/01/09 (a)(c)(d)	12,365	12,365
1.25%, 01/01/09 (a)(c)(d)	5,525	5,525
1.30%, 01/01/09 (a)(c)(d)	11,320	11,320
Los Angeles Department of Water & Power
Power System RB
Series 2001A1
1.60%, 01/01/09 (a)(c)(d)	24,750	24,750
Power System RB
Series 2005A1
1.15%, 01/01/09 (a)(b)(c)(d)	8,115	8,115
1.60%, 01/01/09 (a)(c)(d)	5,000	5,000
Power System RB
Series 2005A2
2.17%, 01/01/09 (a)(c)(d)	11,600	11,600
Power System RB
Series 2007A
1.34%, 01/01/09 (a)(c)(d)	2,695	2,695
Power System Revenue CP Notes
0.75%, 03/09/09 (c)	47,500	47,500
1.00%, 06/18/09 (c)	23,000	23,000
Water System RB
Series 2001A
1.33%, 01/01/09 (a)(c)(d)	14,600	14,600
Water System RB
Series 2006A1
1.59%, 01/01/09 (a)(c)(d)	25,000	25,000
Water System RB
Series 2006A2
1.60%, 01/01/09 (a)(c)(d)	21,000	21,000
Los Angeles Harbor
RB
Series 2006D
1.25%, 01/01/09 (a)(c)(d)	7,390	7,390
Refunding RB
Series 2006B
1.63%, 01/01/09 (a)(c)(d)	3,060	3,060
3.58%, 01/01/09 (a)(c)(d)	13,620	13,620
Los Angeles IDA
IDRB (KH Enerprises LLC)
Series 2008
1.15%, 01/07/09 (a)(b)	1,755	1,755
RB (AAA Packing & Shipping Inc)
Series 2000
1.20%, 01/01/09 (a)(b)	3,000	3,000
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
2.35%, 02/17/09 (b)	15,000	15,000
0.85%, 03/09/09 (b)	200	200
0.90%, 03/11/09 (b)	5,000	5,000
1.00%, 05/20/09 (b)	15,300	15,300
Los Angeles USD
GO Bonds (Election of 2002)
Series 2007C; GO Bonds (Election of 2004)
Series 2005E, 2006F, 2006G & 2007H; GO Refunding Bonds
Series 2005A1
1.20%, 01/01/09 (a)(b)(c)(d)	21,095	21,095
GO Bonds (Election of 2004)
Series 2004H
1.59%, 01/01/09 (a)(c)(d)	24,750	24,750
GO Bonds (Election of 2004)
Series 2006F
1.87%, 01/22/09 (b)(c)(d)	26,050	26,050
GO Bonds (Election of 2004)
Series 2007H
1.59%, 01/01/09 (a)(c)(d)	13,200	13,200
1.65%, 01/01/09 (a)(c)(d)	17,700	17,700
1.17%, 07/01/09	6,000	6,114
GO Refunding Bonds
Series 2007A1
1.30%, 01/01/09 (a)(c)(d)	13,735	13,735
1.65%, 01/01/09 (a)(c)(d)	13,000	13,000
2.17%, 01/01/09 (a)(c)(d)	7,000	7,000
GO Refunding Bonds
Series 2007A2
1.19%, 01/01/09 (a)(c)(d)	11,810	11,810
Refunding COP (Administration Building)
Series 2008A
0.55%, 01/07/09 (a)(b)	46,170	46,170
TRAN 2008-2009
Series A
1.52%, 07/30/09	97,000	97,816
M-S-R Public Power Agency
Subordinate Lien RB
Series 2008M
1.20%, 01/02/09 (a)(b)	600	600

22 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Madera Cnty
Lease RB (Madera Municipal Golf Course Refinancing)
Series 1993
1.00%, 01/01/09 (a)(b)	2,595	2,595
Martinez
M/F Housing Refunding RB (Muirwood Garden Apts)
Series 2003A
0.35%, 01/07/09 (a)(b)	6,800	6,800
Monterey Peninsula Community College District
GO Bonds (Election of 2002)
Series C
1.80%, 01/01/09 (a)(b)(c)(d)	455	455
Morgan Hill Redevelopment Agency
Tax Allocation Bonds (Oyo De Agua Redevelopment Area)
Series 2008A
0.83%, 01/01/09 (a)(b)	16,795	16,795
Mt. Diablo USD
TRAN 2008
1.24%, 11/20/09	14,000	14,185
Napa Valley Community College District
GO Bonds (Election of 2002)
Series B
1.20%, 01/01/09 (a)(b)(c)(d)	4,665	4,665
Napa Valley USD
TRAN 2008-2009
1.25%, 06/30/09	7,750	7,817
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008B
1.80%, 06/16/09	20,000	20,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008C
0.35%, 01/07/09 (a)	21,700	21,700
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008D
0.45%, 01/07/09 (a)(b)	11,000	11,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008F
0.45%, 01/07/09 (a)(b)	9,000	9,000
Newport-Mesa USD
GO Bonds (Election of 2005)
Series 2007
1.15%, 01/01/09 (a)(c)(d)	31,425	31,425
Norwalk-La Mirada USD
COP (2006 School Facility Bridge Funding Program)
4.00%, 01/01/09 (a)(b)(c)	4,100	4,100
Oakland
RB (1800 Harrison Foundation)
Series 1999A
5.57%, 01/01/10 (b)	13,825	14,498
RB (1800 Harrison Foundation)
Series 1999B
5.57%, 01/01/10 (b)	13,470	14,123
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000 C1
0.50%, 01/07/09 (a)(b)	16,000	16,000
Oceanside
M/F Mortgage RB (Riverview Springs Apts)
Series 1990A
1.20%, 01/01/09 (a)(b)	13,570	13,570
Orange Cnty
Apartment Development Refunding RB (Villa La Paz)
Series 1998F
1.00%, 01/01/09 (a)(b)	2,670	2,670
Apartment Development Refunding RB (Villas Aliento)
Series 1998E
1.00%, 01/01/09 (a)(b)	6,800	6,800
COP (Florence Crittenton Services)
Series 1990
0.55%, 01/07/09 (a)(b)	3,900	3,900
Teeter Plan Obligation CP Notes
Series A
1.65%, 01/22/09 (b)	3,750	3,750
1.75%, 01/23/09 (b)	17,250	17,250
Orange Cnty Housing Auth
Apartment Development RB (Lantern Pines)
Series 1985CC
0.55%, 01/07/09 (a)(b)	1,010	1,010
Orange Cnty Local Transportation Auth
Sales Tax Revenue CP Notes
1.52%, 02/05/09 (b)	11,000	11,000
1.60%, 02/05/09 (b)	3,825	3,825
Orange Cnty Sanitation District
COP
Series 2003
2.42%, 01/01/09 (a)(c)(d)	1,495	1,495
COP
Series 2007B
1.17%, 01/01/09 (a)(c)(d)	7,798	7,798
1.60%, 01/01/09 (a)(c)(d)	6,990	6,990
1.65%, 01/01/09 (a)(c)(d)	16,665	16,665
Refunding COP
Series 2008C
0.98%, 12/10/09	17,000	17,240
Oxnard Financing Auth
Lease RB (Civic Center Phase 2)
Series 2006
1.00%, 01/01/09 (a)(b)	11,765	11,765
Lease RB
Series 2003B
1.00%, 01/01/09 (a)(b)	6,500	6,500
Wastewater RB
Series 2004B
1.00%, 01/01/09 (a)(b)	11,975	11,975
Water Revenue Project Bonds
Series 2006
1.90%, 02/12/09 (b)(c)(d)	20,685	20,685
Palm Springs USD
GO Bonds (Election of 2004)
Series A
1.38%, 01/01/09 (a)(b)(c)(d)	10,400	10,400
Palomar Pomerado Health
GO Bonds (Election of 2004)
Series 2007A
1.17%, 01/01/09 (a)(c)(d)	11,105	11,105
1.20%, 01/01/09 (a)(c)(d)	10,135	10,135
1.24%, 01/01/09 (a)(c)(d)	11,630	11,630
2.25%, 01/01/09 (a)(c)(d)	11,840	11,840
Paramount USD
GO Bonds (Election of 2006)
Series 2007
3.42%, 01/01/09 (a)(b)(c)(d)	4,415	4,415

See financial notes 23

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Peralta Community College District
GO Bonds (Election of 2006)
Series 2007B
1.65%, 01/01/09 (a)(b)(c)(d)	12,800	12,800
Petaluma Community Development Commission
M/F Housing RB (Oakmont)
Series 1996A
1.45%, 01/01/09 (a)(b)	3,150	3,150
Pinole Redevelopment Agency
M/F Housing RB (East Bluff Apts)
Series 1998A
1.50%, 01/01/09 (a)(b)	4,959	4,959
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	12,555	12,555
Pleasant Valley SD
GO Refunding Bonds
Series 2002A
3.47%, 01/01/09 (a)(b)(c)(d)	5,995	5,995
Pleasanton
M/F Housing RB (Busch Sr Housing)
Series 2003A
1.15%, 01/01/09 (a)(b)	2,360	2,360
Port of Oakland
CP
Series D
0.99%, 02/11/09 (b)	21,495	21,495
Poway USD
GO Bonds (Election of 2002)
Series 2006B
2.10%, 01/01/09 (a)(b)(c)(d)	7,100	7,100
Rancho Water District Financing Auth
Refunding RB
Series 2008B
0.65%, 01/07/09 (a)(b)	4,500	4,500
Redondo Beach Redevelopment Agency
M/F Housing Refunding RB (Heritage Pointe Apts)
Series 2004A
1.22%, 01/01/09 (a)(b)	10,890	10,890
Redwood City
COP (City Hall)
Series 1998
0.93%, 01/01/09 (a)(b)	4,385	4,385
Richmond
M/F Housing RB (Baycliff Apts)
Series 2004A
1.15%, 01/01/09 (a)(b)	28,800	28,800
Riverside
Electric RB
Series 2008D
1.86%, 01/01/09 (a)(c)(d)	10,630	10,630
Refunding COP (Riverside Renaissance)
Series 2008
1.00%, 01/01/09 (a)(b)	19,500	19,500
Refunding Electric RB
Series 2008A
0.55%, 01/07/09 (a)(b)	5,000	5,000
Refunding Electric RB
Series 2008C
0.55%, 01/07/09 (a)(b)	5,000	5,000
Riverside Cnty
COP Type One
Series B
0.60%, 01/07/09 (a)(b)	11,310	11,310
Riverside Cnty Housing Auth
M/F Housing RB (Victoria Springs Apts)
Series 1989C
1.20%, 01/01/09 (a)(b)	9,000	9,000
Riverside Cnty Transportation Commission
Sales Tax RB
Series 2008A1
4.74%, 12/01/09	3,300	3,412
Riverside Cnty Western Municipal Water District
Refunding BAN 2008
2.00%, 06/01/09	14,595	14,685
Riverside Community College District
GO Bonds (Election of 2004)
Series 2007C
1.60%, 01/01/09 (a)(c)(d)	8,600	8,600
2.25%, 01/07/09 (a)(c)(d)	5,940	5,940
Sacramento Cnty
Airport System RB
Series 2002A
2.10%, 01/01/09 (a)(b)(c)(d)	13,800	13,800
Airport System Sr RB
Series 2008B & Subordinate & Passenger Facilities Charge Refunding RB
Series 2008E
1.25%, 01/01/09 (a)(b)(c)(d)	46,370	46,370
COP (Animal Care/Youth Detention Facilities)
Series 2007
1.90%, 03/12/09 (b)(c)(d)	21,290	21,290
M/F Housing RB (Ashford Heights Apts)
Series 2006H
1.15%, 01/01/09 (a)(b)	21,850	21,850
Special Facilities Airport RB (Cessna Aircraft Co)
Series 1998
1.40%, 01/01/09 (a)(b)	7,800	7,800
TRAN
Series 2008A
1.50%, 08/07/09	25,000	25,184
Sacramento Cnty Housing Auth
M/F Housing RB (Hastings Park Apts)
Series 2004G
1.15%, 01/01/09 (a)(b)	16,500	16,500
M/F Housing RB (Logan Park Apts)
Series 2007E
1.30%, 01/01/09 (a)(b)	24,000	24,000
M/F Housing Refunding RB (Chesapeake Commons Apts)
Series 2001C
1.20%, 01/01/09 (a)(b)	33,000	33,000
Sacramento Cnty Sanitation District Financing Auth
RB
Series 2005
1.70%, 01/01/09 (a)(c)(d)	3,325	3,325
Refunding RB
Series 2007B
1.22%, 01/01/09 (a)(b)(c)(d)	30,000	30,000
1.52%, 01/01/09 (a)(b)(c)(d)	7,800	7,800
Subordinate Lien Refunding RB
Series 2008A
0.85%, 01/02/09 (a)(b)	14,500	14,500

24 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Subordinate Lien Refunding RB
Series 2008E
0.60%, 01/07/09 (a)(b)	5,000	5,000
Sacramento Finance Auth
Refunding RB (Master Lease Program Facilities)
Series 2006E
1.25%, 01/01/09 (a)(b)(c)(d)	15,560	15,560
Sacramento Housing Auth
M/F Housing RB (Atrium Court Apts) 2002G
1.15%, 01/01/09 (a)(b)	17,200	17,200
M/F Housing RB (Carlton Plaza of Sacramento Sr Apts)
Series 2003E
1.20%, 01/01/09 (a)(b)	14,000	14,000
M/F Housing RB (Hurley Creek Sr Apts)
Series 2006E
1.15%, 01/01/09 (a)(b)	13,105	13,105
M/F Housing RB (St Anton Building Apts)
Series 2003I
1.15%, 01/01/09 (a)(b)	8,000	8,000
M/F Housing RB (Valencia Point Apts)
Series 2006I
1.15%, 01/01/09 (a)(b)	5,150	5,150
Sacramento Municipal Utility District
Electric Refunding RB
Series 2008U
2.10%, 01/01/09 (a)(b)(c)(d)	15,500	15,500
Subordinated Electric Refunding RB
Series 2008J
0.60%, 01/01/09 (a)(b)	30,500	30,500
Sacramento Suburban Water District
Refunding COP
Series 2008A1
0.75%, 01/07/09 (a)(b)	3,500	3,500
Refunding COP
Series 2008A2
0.42%, 01/07/09 (a)(b)	3,050	3,050
Sacramento USD
GO Bonds (Election of 2002)
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	8,270	8,270
San Bernardino Community College District
GO Bonds (Election of 2002)
Series C
1.65%, 01/01/09 (a)(b)(c)(d)	7,735	7,735
San Diego Cnty
COP (San Diego Jewish Academy)
1.25%, 01/01/09 (a)(b)	3,615	3,615
San Diego Cnty & SDs Pool Program
TRAN Program Note Participations
Series 2008B
1.63%, 06/30/09	20,000	20,181
San Diego Cnty Regional Airport Auth
Airport Refunding RB
Series 2005
1.25%, 01/01/09 (a)(b)(c)(d)	1,195	1,195
Subordinate Airport Revenue CP Notes
Series A & B
1.05%, 02/12/09 (b)	22,254	22,254
0.70%, 03/12/09 (b)	8,750	8,750
San Diego Cnty Regional Transportation Commission
Sales Tax RB (Limited Tax)
Series 2008A
0.90%, 01/01/09 (a)(c)	45,000	45,000
Sales Tax RB (Limited Tax)
Series 2008B
0.60%, 01/01/09 (a)(c)	20,450	20,450
Sales Tax RB (Limited Tax)
Series 2008C
2.00%, 01/01/09 (a)(c)	18,000	18,000
Sales Tax RB (Limited Tax)
Series 2008D
2.90%, 01/01/09 (a)(c)	60,800	60,800
San Diego Cnty Water Auth
COP
Series 2004A
1.80%, 01/01/09 (a)(c)(d)	8,710	8,710
CP
Series 2
0.90%, 04/06/09 (c)	25,000	25,000
1.00%, 06/18/09	50,000	50,000
CP
Series 3
2.50%, 01/22/09 (c)	58,000	58,000
Water Revenue COP
Series 2008A
1.22%, 01/01/09 (a)(c)(d)	16,910	16,910
1.60%, 01/01/09 (a)(c)(d)	23,680	23,680
San Diego Housing Auth
M/F Housing RB (Bay Vista Apts)
Series 2008A
1.15%, 01/01/09 (a)(b)	4,800	4,800
M/F Housing RB (Hillside Garden Apts)
Series 2004B
1.15%, 01/01/09 (a)(b)	9,000	9,000
M/F Housing RB (Villa Nueva Apts)
Series 2007F
1.15%, 01/01/09 (a)(b)	34,100	34,100
M/F Mortgage Refunding RB (Creekside Villa Apts)
Series 1999B
1.20%, 01/01/09 (a)(b)	6,000	6,000
San Diego Public Facilities Financing Auth
Subordinated Water Revenue Notes
Series 2008A
1.15%, 01/01/09 (a)(b)(c)(d)	9,385	9,385
San Diego USD
TRAN
Series 2008-2009A
1.63%, 07/01/09	55,000	55,368
San Francisco
GO Refunding Bonds (Laguna Honda Hospital)
Series 2008R3
1.75%, 01/01/09 (a)(b)(c)(d)	3,000	3,000
M/F Housing RB (Carter Terrace Apts)
Series 2002B
1.75%, 01/01/09 (a)(b)	840	840
M/F Housing Refunding RB (City Heights Apts)
Series 1997A
0.80%, 01/07/09 (a)(b)	20,800	20,800
San Francisco Airports Commission
Second Series Refunding RB Issue 34E
1.25%, 01/01/09 (a)(b)(c)(d)	5,125	5,125
Second Series Refunding RB Issue 36A
0.80%, 01/07/09 (a)(b)	21,750	21,750
Second Series Refunding RB Issue 37C
3.40%, 01/07/09 (a)(b)(c)	16,750	16,750

See financial notes 25

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Second Series Revenue Notes 2008B
1.50%, 12/01/09	17,640	17,879
Subordinate CP Notes
Series A
2.70%, 02/12/09 (b)	9,000	9,000
1.55%, 03/03/09 (b)	9,250	9,250
1.05%, 03/06/09 (b)	10,430	10,430
1.00%, 03/19/09 (b)	1,115	1,115
Subordinate CP Notes
Series B
2.25%, 02/27/09 (b)	24,500	24,500
San Francisco Bay Area Rapid Transit District
GO Bonds (Election of 2004)
Series 2007B
1.15%, 01/01/09 (a)(c)(d)	15,935	15,935
1.29%, 01/01/09 (a)(c)(d)	9,900	9,900
1.30%, 01/01/09 (a)(c)(d)	7,155	7,155
1.30%, 01/01/09 (a)(c)(d)	4,950	4,950
1.30%, 01/01/09 (a)(c)(d)	9,205	9,205
Sales Tax Refunding RB
Series 2005A
1.70%, 01/01/09 (a)(c)(d)	13,400	13,400
Sales Tax Refunding RB
Series 2006A
1.80%, 01/01/09 (a)(c)(d)	6,125	6,125
San Francisco Finance Corp
Lease Refunding RB (Moscone Center Expansion)
Series 2008-1
0.85%, 01/01/09 (a)(b)	30,670	30,670
Lease Refunding RB (Moscone Center Expansion)
Series 2008-2
1.00%, 01/01/09 (a)(b)	9,000	9,000
San Francisco Public Utilities Commission
Water CP
2.75%, 02/04/09 (b)	11,800	11,800
0.85%, 04/06/09 (b)	15,200	15,200
1.00%, 06/11/09 (b)	29,500	29,500
1.00%, 06/11/09 (b)	29,500	29,500
Wastewater CP
0.85%, 03/09/09 (b)	2,500	2,500
0.80%, 03/11/09 (b)	14,500	14,500
Water Refunding RB
Series 2006A
1.17%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
San Francisco Redevelopment Agency
M/F Housing RB (Derek Silva Community)
Series 2002D
1.75%, 01/01/09 (a)(b)	2,445	2,445
M/F Housing RB (Third & Mission)
Series 1999C
0.80%, 01/07/09 (a)(b)(f)	54,700	54,700
M/F Housing Refunding RB (Fillmore Center)
Series 1992A2
0.83%, 01/07/09 (a)(b)	3,750	3,750
San Francisco USD
2008 TRAN
0.98%, 11/25/09	10,000	10,182
San Joaquin Cnty Public Facilities Financing Corp
COP
Series 2007 (Cnty Administration Building)
1.90%, 03/12/09 (b)(c)(d)	41,025	41,025
San Jose
Airport RB
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	50,155	50,155
1.25%, 01/01/09 (a)(b)(c)(d)	37,350	37,350
GO Bonds
Series 2008
2.25%, 01/01/09 (a)(c)(d)	5,440	5,440
M/F Housing RB (Almaden Family Apts)
Series 2003D
1.15%, 01/01/09 (a)(b)	4,000	4,000
M/F Housing RB (Almaden Lake Village Apts)
Series 1997A
1.20%, 01/01/09 (a)(b)	25,000	25,000
M/F Housing RB (Betty Anne Gardens Apts)
Series 2002A
1.17%, 01/01/09 (a)(b)	7,210	7,210
M/F Housing RB (El Paseo Apts)
Series 2002B
1.18%, 01/01/09 (a)(b)	4,945	4,945
M/F Housing RB (Raintree Apts)
Series 2005A
1.75%, 01/01/09 (a)(b)	10,300	10,300
M/F Housing RB (Siena at Renaissance Square Apts)
Series 1996A
1.15%, 01/01/09 (a)(b)	10,500	10,500
Subordinate CP Notes
Series A
1.85%, 01/14/09 (b)	43,193	43,193
1.90%, 01/14/09 (b)	43,000	43,000
San Jose Financing Auth
Refunding Lease RB (Civic Center)
Series 2006A
1.15%, 01/01/09 (a)(b)(c)(d)	10,630	10,630
Refunding Lease RB (Civic Center)
Series 2008A
0.50%, 01/01/09 (a)(b)	6,000	6,000
San Jose Redevelopment Agency
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005C
0.74%, 01/07/09 (a)(b)	7,270	7,270
Subordinate Tax Allocation Bonds (Merged Area Redevelopment)
Series 2005D
0.80%, 01/07/09 (a)(b)	8,900	8,900
Tax Allocation Refunding Bonds (Merged Area Redevelopment)
Series 2006D
2.33%, 01/01/09 (a)(b)(c)(d)	34,995	34,995
San Jose USD
GO Bonds (Election of 2002)
Series 2005B
1.62%, 01/01/09 (a)(b)(c)(d)	19,800	19,800
San Marcos Redevelopment Agency
M/F Housing RB (Grandon Village)
Series 2002A
1.40%, 01/01/09 (a)(b)	13,390	13,390
San Mateo Cnty Community College District
GO Bonds (Election of 2001)
Series 2005B
2.25%, 01/29/09 (b)(c)(d)	3,205	3,205

26 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Bonds (Election of 2005)
Series 2006B
1.20%, 01/01/09 (a)(c)(d)	17,940	17,940
GO Bonds
Series 2005B & 2006A
1.25%, 01/01/09 (a)(b)(c)(d)	13,685	13,685
Santa Clara Cnty Financing Auth
Refunding Lease RB (Multiple Facilities)
Series 2007K
1.90%, 03/12/09 (b)(c)(d)	47,890	47,890
Refunding Lease RB (Multiple Facilities)
Series 2008M
0.55%, 01/07/09 (a)(b)	22,150	22,150
Santa Clara Cnty Housing Auth
M/F Housing RB (Monte Vista Terrace Apts)
Series 2005C
1.30%, 01/01/09 (a)(b)	9,920	9,920
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008C
0.75%, 01/01/09 (a)(c)	8,100	8,100
Refunding RB (2000 Measure A Sales Tax)
Series 2008D
0.75%, 01/01/09 (a)(c)	8,150	8,150
Sales Tax Refunding RB 2008
Series B
1.65%, 01/01/09 (a)(c)	4,280	4,280
Santa Cruz Cnty
TRAN 2008-2009
1.65%, 07/06/09	22,500	22,652
Santa Fe Springs IDA
IDRB (Tri-West)
Series 1983
1.15%, 01/02/09 (a)(b)	4,000	4,000
Santa Rosa Housing Auth
M/F Housing RB (Quail Run Apts)
Series 1997A
1.50%, 01/01/09 (a)(b)	7,490	7,490
School Facilities Financing Auth
GO RB (Grant Joint Union High SD)
Series A
2.15%, 01/28/09 (b)(c)(d)	20,000	20,000
Sequoia Union High SD
GO Refunding Bonds
Series 2006
1.17%, 01/01/09 (a)(b)(c)(d)	4,105	4,105
Simi Valley USD
GO Bonds (Election of 2004)
Series 2007C
1.15%, 01/01/09 (a)(b)(c)(d)	7,910	7,910
Sonoma Cnty Jr College District
GO Bonds (Election of 2002)
Series B
1.15%, 01/01/09 (a)(b)(c)(d)	21,335	21,335
Southern California Home Financing Auth
S/F Mortgage RB
Series 2004A
1.12%, 01/07/09 (a)(c)	17,475	17,475
S/F Mortgage RB
Series 2004B
0.70%, 01/07/09 (a)(c)	25,265	25,265
0.70%, 01/07/09 (a)(c)	16,215	16,215
Southern California Metropolitan Water District
Refunding RB
Series 2004C
2.50%, 01/01/09 (a)(c)	26,675	26,675
Water RB (2003 Authorization)
Series B1
1.33%, 01/01/09 (a)(c)(d)	8,000	8,000
Water RB (2005 Authorization)
Series C
2.17%, 01/01/09 (a)(c)(d)	8,970	8,970
Water RB
Series 1997B
0.70%, 01/01/09 (a)(c)	900	900
Water RB
Series 2000B3
0.85%, 01/02/09 (a)(c)	2,700	2,700
Water RB
Series 2001C1
0.35%, 01/02/09 (a)(c)	31,400	31,400
Water RB
Series 2006A
1.15%, 01/01/09 (a)(c)(d)	13,050	13,050
1.29%, 01/01/09 (a)(c)(d)(f)	50,000	50,000
1.30%, 01/01/09 (a)(c)(d)	4,290	4,290
Water Refunding RB
Series 2003 C1
2.50%, 01/01/09 (a)(c)	47,470	47,470
Water Refunding RB
Series 2003C2
1.75%, 01/01/09 (a)(c)	11,600	11,600
Water Refunding RB
Series 2008A1
1.00%, 01/01/09 (a)(c)	6,000	6,000
Southern California Public Power Auth
Refunding RB 2007-1
1.50%, 01/07/09 (a)(c)	99,660	99,660
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	25,000	25,341
Stanton
M/F RB (Continental Gardens Apts)
Series 1997
5.52%, 08/01/09 (b)	4,285	4,318
State Center Community College District
GO Bonds (Election of 2002)
Series 2007A
1.80%, 01/01/09 (a)(b)(c)(d)	8,310	8,310
Sweetwater Union High SD
GO Bonds (Election of 2006)
Series 2008A
1.33%, 01/01/09 (a)(b)(c)(d)	8,945	8,945
2.12%, 01/01/09 (a)(b)(c)(d)	2,600	2,600
Univ of California
CP Notes
Series A
0.55%, 02/02/09	18,000	18,000
General RB 2005
Series C
2.25%, 01/01/09 (a)(c)(d)	7,500	7,500
General RB 2005
Series G
1.33%, 01/01/09 (a)(c)(d)	3,440	3,440

See financial notes 27

 Schwab California Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General RB
Series 2007J
1.17%, 01/01/09 (a)(c)(d)	5,200	5,200
1.59%, 01/01/09 (a)(c)(d)	39,365	39,365
1.61%, 01/01/09 (a)(c)(d)	6,505	6,505
General RB
Series 2008L
1.15%, 01/01/09 (a)(c)(d)	4,320	4,320
Limited Project RB
Series 2005B
1.15%, 01/01/09 (a)(b)(c)(d)	10,300	10,300
1.60%, 01/01/09 (a)(c)(d)	6,470	6,470
Limited Project RB
Series 2007D
1.33%, 01/01/09 (a)(c)(d)	4,870	4,870
Medical Center Pooled RB
Series 2007B1
0.95%, 01/02/09 (a)(c)	555	555
Victor Valley Community College District
COP
Series 1997
0.90%, 01/01/09 (a)(b)	43,625	43,625
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
1.15%, 01/01/09 (a)(b)(c)(d)	5,045	5,045
GO Bonds (Election of 2002)
Series D
1.20%, 01/01/09 (a)(b)(c)(d)	6,570	6,570
West Hills Community College District
COP (2008 Refunding Project)
0.90%, 01/07/09 (a)(b)	10,000	10,000
Westminister Redevelopment Agency
M/F Housing RB (Brookhurst Royale Sr Assisted Living)
Series 2000A
1.50%, 01/01/09 (a)(b)	7,160	7,160
Whittier
Refunding RB (Whittier College)
Series 2008
1.25%, 01/01/09 (a)(b)	11,000	11,000
Yosemite Community College District
GO Bonds (Election of 2004)
Series 2008C
1.60%, 01/01/09 (a)(b)(c)(d)	2,000	2,000
Yuba USD
TRAN 2008
1.32%, 11/25/09	5,000	5,074

		9,788,143

Puerto Rico 1.2%
Puerto Rico
Public Improvement Bonds
Series 2001A
1.65%, 01/01/09 (a)(b)(c)(d)	11,600	11,600
Public Improvement Refunding Bonds
Series 2001
1.72%, 01/01/09 (a)(b)(c)(d)	4,780	4,780
Public Improvement Refunding Bonds
Series 2007A7
1.00%, 01/01/09 (a)(b)	1,600	1,600
Public Improvement Refunding Bonds
Series 2007A8
1.85%, 01/01/09 (a)(b)	7,000	7,000
Public Improvement Refunding Bonds
Series 2007A9
1.85%, 01/01/09 (a)(b)	6,000	6,000
Public Improvement Refunding Bonds
Series 2008B
0.80%, 01/02/09 (a)(b)	2,000	2,000
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	7,000	7,054
Puerto Rico Aqueduct & Sewer Auth
RB
Series A
1.58%, 01/01/09 (a)(b)(c)(d)	4,400	4,400
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
2.14%, 01/01/09 (a)(b)(c)(d)	36,000	36,000
Puerto Rico Highway & Transportation Auth
Highway RB
Series Y
3.42%, 01/01/09 (a)(b)(c)(d)	18,825	18,825
Transportation RB
Series A
1.05%, 01/07/09 (a)(b)	13,000	13,000
Transportation Refunding RB
Series CC
3.00%, 01/01/09 (a)(b)(c)(d)	3,380	3,380
Transportation Refunding RB
Series N
1.75%, 01/01/09 (a)(b)(c)(d)	4,300	4,300
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
1.45%, 01/01/09 (a)(b)(c)(d)	755	755

		120,694

Total Municipal Securities (Cost $9,891,137)		9,891,137

Other Investments 0.2% of net assets
Nuveen Insured California Tax-Free Advantage Municipal Fund
Preferred Shares
Series 1
1.40%, 01/01/09 (b)(d)	17,700	17,700

Total Other Investments
(Cost $17,700)		17,700

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/2008, the tax basis cost of the fund’s investments was $9,908,837.

28 See financial notes

 Schwab California Municipal Money Fund

Portfolio Holdings continued

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,944,035 or 29.6% of net assets.
(e)	Delayed-delivery security.
(f)	All or a portion of this security is held as collateral for delayed-delivery securities.
BAN — Bond anticipation note
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RB — Revenue bond
S/F — Single-family
SD — School district
TRAN — Tax and revenue anticipation note
USD — Unified school district

See financial notes 29

 Schwab California Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$9,908,837
Cash		212
Receivables:
Investments sold		11,252
Interest		43,257
Fund shares sold		16,286
Prepaid expenses	+	1,936

Total assets		9,981,780

Liabilities
Payables:
Investments bought		29,721
Investment adviser and administrator fees		184
Transfer agent and shareholder services fees		237
Fund shares redeemed		9,151
Distributions to shareholders		455
Accrued expenses	+	197

Total liabilities		39,945

Net Assets
Total assets		9,981,780
Total liabilities	−	39,945

Net assets		$9,941,835
Net Assets by Source
Capital received from investors		9,942,318
Net realized capital losses		(483)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$6,019,272		6,020,139		$1.00
Value Advantage Shares	$3,922,563		3,922,294		$1.00

30 See financial notes

 Schwab California Municipal Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$240,775

Net Realized Gains and Losses
Net realized gains on investments		1,600

Expenses
Investment adviser and administrator fees		34,224
Transfer agent and shareholder service fees:
Sweep Shares		20,512
Value Advantage Shares		10,518
Temporary Guarantee Program expense		1,186
Portfolio accounting fees		340
Shareholder reports		250
Registration fees		238
Custodian fees		205
Interest expense		100
Professional fees		68
Trustees’ fees		60
Other expenses	+	90

Total expenses		67,791
Expense reduction by adviser and Schwab	−	9,976
Custody credits	−	1,149

Net expenses		56,666

Increase (Decrease) in Net Assets from Operations
Total investment income		240,775
Net expenses	−	56,666

Net investment income		184,109
Net realized gains	+	1,600

Increase in net assets from operations		$185,709

See financial notes 31

 Schwab California Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$184,109	$290,500
Net realized gains	+	1,600	458

Increase in net assets from operations		185,709	290,958

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		96,639	141,300
Value Advantage Shares	+	87,470	149,200

Total distributions from net investment income		184,109	290,500

Transactions in Fund Shares*
Shares Sold
Sweep Shares		27,187,350	26,103,752
Value Advantage Shares	+	5,549,624	7,292,139

Total shares sold		32,736,974	33,395,891

Shares Reinvested
Sweep Shares		94,165	139,215
Value Advantage Shares	+	76,083	131,721

Total shares reinvested		170,248	270,936

Shares Redeemed
Sweep Shares		(27,008,125)	(25,037,373)
Value Advantage Shares	+	(6,971,025)	(6,357,899)

Total shares redeemed		(33,979,150)	(31,395,272)

Net transactions in fund shares		(1,071,928)	2,271,555

Net Assets
Beginning of period		11,012,163	8,740,150
Total increase (decrease)	+	(1,070,328)	2,272,013

End of period		$9,941,835	$11,012,163

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

32 See financial notes

Schwab California AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	11/16/07[1]–
	12/31/08	12/31/07

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)	(0.00)[2]

Net asset value at end of period	1.00	1.00

Total return (%)	1.65	0.36	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.46	[4,5]
Gross operating expenses	0.62	0.73	[4]
Net investment income (loss)	1.60	2.72	[4]
Net assets, end of period ($ x 1,000,000)	562	278

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 Annualized.
5 The ratio of net operating expenses would have been 0.45% if tax expense had not been included.

See financial notes 33

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Municipal Securities	558,327	558,327

99.4%	Total Investments	558,327	558,327
0.6%	Other Assets and Liabilities		3,457

100.0%	Net Assets		561,784

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.4% of net assets

California 97.3%
Association of Bay Area Governments
COP (The Harker School)
Series 2007
0.50%, 01/07/09 (a)(b)	965	965
RB (Air Force Village West Inc)
Series 2005
1.25%, 01/01/09 (a)(b)	590	590
RB (Branson School)
Series 2008
0.93%, 01/01/09 (a)(b)	4,000	4,000
Bay Area Toll Auth
Toll Bridge RB
Series 2003C
0.80%, 01/01/09 (a)(c)	2,400	2,400
Toll Bridge RB
Series 2006C
0.75%, 01/01/09 (a)(c)	5,000	5,000
Toll Bridge RB
Series 2006F & 2007F
1.15%, 01/01/09 (a)(c)(d)	2,830	2,830
Toll Bridge RB
Series 2007E3
0.55%, 01/01/09 (a)(c)	3,500	3,500
Berkeley
TRAN 2008-2009
2.25%, 10/29/09	5,000	5,071
California
Economic Recovery Bonds
Series 2004C16
2.00%, 01/07/09 (a)(b)(c)	2,735	2,735
Economic Recovery Bonds
Series 2004C3
0.85%, 01/02/09 (a)(c)	1,500	1,500
Economic Recovery Bonds
Series 2004C5
0.83%, 01/02/09 (a)(c)	6,100	6,100
GO Bonds
1.15%, 01/01/09 (a)(b)(c)(d)	4,800	4,800
GO Bonds
Series 2003C4
0.87%, 01/01/09 (a)(b)	2,400	2,400
GO Bonds
Series 2004A10
0.90%, 01/01/09 (a)(b)	800	800
GO Bonds
Series 2004B6
0.85%, 01/01/09 (a)(b)	8,000	8,000
GO Refunding Bonds
1.15%, 01/01/09 (a)(b)(c)(d)	4,995	4,995
GO Refunding Bonds
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	3,128	3,128
California Department of Water Resources
Power Supply RB
Series 2002A
1.50%, 05/01/09	1,000	1,012
1.85%, 05/01/09	4,180	4,227
Power Supply RB
Series 2002C1
2.00%, 01/01/09 (a)(b)	1,800	1,800
Power Supply RB
Series 2002C4
0.90%, 01/01/09 (a)(b)	1,700	1,700
Power Supply RB
Series 2002C7
3.00%, 01/01/09 (a)(b)(c)	5,000	5,000
Power Supply RB
Series 2008I1
0.75%, 01/02/09 (a)(b)	500	500
Water System RB (Central Valley)
Series W
1.04%, 12/01/09	1,495	1,555
1.10%, 12/01/09	1,745	1,815
California Educational Facilities Auth
RB (Chapman Univ)
Series 2000
0.55%, 01/07/09 (a)(b)	3,000	3,000
California Health Facilities Financing Auth
RB (Catholic Healthcare West)
Series 2004J
0.47%, 01/07/09 (a)(b)	500	500
RB (Kaiser Permanente)
Series 2006C
0.35%, 01/07/09 (a)	1,500	1,500
RB (Kaiser Permanente)
Series 2006E
0.60%, 03/23/09	5,000	5,000
RB (Scripps Health)
Series 2008C
0.45%, 01/07/09 (a)(b)	8,350	8,350
RB (Scripps Health)
Series 2008F

34 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.42%, 01/07/09 (a)(b)	3,890	3,890
RB (Scripps Health)
Series 2008G
0.47%, 01/07/09 (a)(b)	4,245	4,245
RB (Sutter Health)
Series 2007A
1.15%, 01/01/09 (a)(c)(d)	1,225	1,225
California Infrastructure & Economic Development Bank
RB (Asian-American Drug Abuse Program Inc)
Series 2008
1.25%, 01/01/09 (a)(b)	3,630	3,630
RB (California Academy of Sciences)
Series 2008E
0.75%, 01/02/09 (a)(b)	725	725
RB (SRI International)
Series 2003A
0.70%, 01/01/09 (a)(b)	1,455	1,455
Refunding RB (LA Cnty Museum of Natural History Foundation)
Series 2008A
0.75%, 01/02/09 (a)(b)	1,800	1,800
Refunding RB (The J. Paul Getty Trust)
Series 2007A1
1.70%, 04/01/09	3,600	3,600
California School Cash Reserve Program Auth
COP (2008-2009 TRANS)
Series A
1.65%, 07/06/09 (b)	3,000	3,020
California Statewide Communities Development Auth
M/F Housing Refunding RB (Irvine Apartment Communities)
Series 2008C2 & 2008C3
1.35%, 01/01/09 (a)(b)(c)(d)	2,000	2,000
RB (Jewish Federation Council of Greater Los Angeles)
Series 2000A
1.30%, 01/01/09 (a)(b)	1,600	1,600
RB (John Muir Health)
Series 2008C
0.90%, 01/02/09 (a)(b)	1,600	1,600
RB (Kaiser Permanente)
Series 2006D
1.55%, 01/28/09	3,000	3,000
RB (Kaiser Permanente)
Series 2004M
0.35%, 01/07/09 (a)	750	750
RB (Kaiser Permanente)
Series 2006D
0.75%, 06/03/09	5,000	5,000
RB (National Public Radio)
Series 2002
0.80%, 01/07/09 (a)(b)	1,285	1,285
RB (Sutter Health)
Series 2008C
1.15%, 01/01/09 (a)(c)(d)	2,620	2,620
RB (Univ Retirement Community at Davis)
Series 2008
0.75%, 01/02/09 (a)(b)	1,635	1,635
TRAN Program Note Participations (Certain Local Agencies)
Series 2008A1
1.80%, 06/30/09 (b)	2,000	2,012
TRAN Program Note Participations (Fresno)
Series 2008A2
1.64%, 06/30/09	2,000	2,013
TRAN Program Note Participations (Riverside)
Series 2008A3
1.64%, 06/30/09	2,000	2,013
TRAN Program Note Participations (San Bernardino)
Series 2008A4
1.64%, 06/30/09	2,000	2,013
Chaffey Community College District
GO Bonds (Election of 2002)
Series 2005B
2.25%, 01/01/09 (a)(c)(d)	6,600	6,600
Chula Vista
IDRB (San Diego Gas & Electric Co)
Series 2006A
1.00%, 03/03/09	10,000	10,000
Clovis USD
GO Bonds (Election of 2004)
Series B
1.15%, 01/01/09 (a)(b)(c)(d)	3,560	3,560
Refunding GO Bonds 2008
1.59%, 08/01/09	4,110	4,131
Coast Community College District
GO Bonds (Election of 2002)
Series 2006C
1.20%, 01/01/09 (a)(c)(d)	4,845	4,845
Diamond Bar Public Financing Auth
Lease RB (Community/Sr Center)
Series 2002A
0.90%, 01/07/09 (a)(b)	1,480	1,480
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB
Series 2008A
0.70%, 01/01/09 (a)(c)	2,000	2,000
Wastewater System Subordinated Refunding RB
Series 2008C
2.15%, 01/07/09 (a)(c)	7,810	7,810
Water & Wastewater CP
0.60%, 04/02/09 (c)	4,000	4,000
Water System Subordinated Refunding RB
Series 2008A2
2.00%, 01/07/09 (a)(c)	1,000	1,000
Water System Subordinated Refunding RB
Series 2008A3
2.00%, 01/07/09 (a)(c)	750	750
Water System Subordinated Refunding RB
Series 2008C3
0.55%, 01/07/09 (a)(c)	5,000	5,000
Glendale
Water RB
Series 2008
1.20%, 01/01/09 (a)(b)(c)(d)	2,950	2,950
Golden State Tobacco Securitization Corp
Enhanced Tobacco Settlement Asset-Backed Bonds
Series 2005A
1.52%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Irvine
Lease RB (Capital Improvement)
Series 1985
0.75%, 01/01/09 (a)(b)	495	495
Limited Obligation Improvement Bonds (Assessment District No. 00-18)
Series A
0.85%, 01/02/09 (a)(b)	1,200	1,200
Limited Obligation Improvement Bonds (Assessment District No. 97-17)
0.85%, 01/02/09 (a)(b)	1,300	1,300

See financial notes 35

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Irwindale Community Redevelopment Agency
Tax Allocation Refunding Parity Bonds (City Industrial Development)
Series 2006
3.48%, 01/01/09 (a)(b)(c)(d)	1,000	1,000
Kern Cnty
TRAN 2008-2009
0.85%, 06/30/09	2,500	2,526
1.60%, 06/30/09	3,000	3,020
Loma Linda
RB (Loma Linda Univ Medical Center)
Series 2007B1
0.60%, 01/01/09 (a)(b)	8,800	8,800
Los Angeles
TRAN 2008
1.50%, 06/30/09	2,000	2,015
1.55%, 06/30/09	2,000	2,014
Wastewater System Refunding RB
Series 2002A
4.25%, 01/01/09 (a)(c)(d)	800	800
Wastewater System Subordinate Refunding RB
Series 2008A
0.75%, 01/01/09 (a)(b)	2,000	2,000
Wastewater System Subordinate Refunding RB
Series 2008F2
1.00%, 01/01/09 (a)(b)	4,200	4,200
Los Angeles Cnty
TRAN 2008-2009
Series A
1.58%, 06/30/09	2,500	2,517
Los Angeles Cnty Metropolitan Transportation Auth
Second Subordinate Sales Tax Revenue CP
Series A
1.75%, 01/23/09 (b)	3,000	3,000
Los Angeles Community College District
GO Bonds (2001 Election)
Series 2007A
1.68%, 01/01/09 (a)(c)(d)	10,000	10,000
Los Angeles Department of Water & Power
Power System RB
Series 2001B2
0.60%, 01/01/09 (a)(c)	1,550	1,550
Power System RB
Series 2001B1
0.70%, 01/01/09 (a)(c)	1,000	1,000
Water System RB
Series 2006A1
1.59%, 01/01/09 (a)(c)(d)	8,000	8,000
Water System RB
Series 2006A2
1.60%, 01/01/09 (a)(b)(c)(d)	7,500	7,500
Los Angeles Municipal Improvement Corp
Lease Revenue CP
Series A1
2.35%, 02/17/09 (b)	2,000	2,000
1.60%, 02/19/09 (b)	5,000	5,000
1.65%, 02/19/09 (b)	5,000	5,000
1.10%, 03/12/09 (b)	1,000	1,000
1.00%, 04/06/09 (b)	6,950	6,950
0.95%, 04/07/09 (b)	1,000	1,000
Los Angeles USD
GO Bonds (Election of 2002)
Series 2007C; GO Bonds (Election of 2004)
Series 2005E, 2006F, 2006G & 2007H; GO Refunding Bonds
Series 2005A1
1.20%, 01/01/09 (a)(b)(c)(d)	4,000	4,000
GO Bonds (Election of 2004)
Series 2007H
1.17%, 07/01/09	2,355	2,400
GO Bonds (Election of 2005)
Series 2007E
1.80%, 07/01/09	2,250	2,274
GO Refunding Bonds
Series 2007A1
1.65%, 01/01/09 (a)(c)(d)	3,235	3,235
2.50%, 01/01/09 (a)(c)(d)	10,100	10,100
M-S-R Public Power Agency
Subordinate Lien RB
Series 2008M
1.20%, 01/02/09 (a)(b)	1,100	1,100
Modesto
Water Refunding Revenue COP
Series 2008A
1.10%, 01/01/09 (a)(b)(c)	9,950	9,950
Newport Beach
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008B
1.80%, 06/16/09	5,000	5,000
Refunding RB (Hoag Memorial Hospital Presbyterian)
Series 2008C
0.35%, 01/07/09 (a)	3,300	3,300
Newport-Mesa USD
GO Bonds (Election of 2005)
Series 2007
1.15%, 01/01/09 (a)(c)(d)	1,180	1,180
Oakland-Alameda Cnty Coliseum Auth
Refunding Lease RB (Oakland Coliseum)
Series 2000 C1
0.50%, 01/07/09 (a)(b)	5,000	5,000
Orange Cnty
Apartment Development Refunding RB (Villas Aliento)
Series 1998E
1.00%, 01/01/09 (a)(b)	1,000	1,000
TRAN
Series 2008-2009
1.54%, 06/30/09	5,000	5,036
Orange Cnty Housing Auth
Apartment Development RB (Lantern Pines)
Series 1985CC
0.55%, 01/07/09 (a)(b)	2,400	2,400
Orange Cnty Sanitation District
COP
Series 2007B
1.60%, 01/01/09 (a)(c)(d)	3,995	3,995
Refunding COP
Series 2000B
1.20%, 01/02/09 (a)(c)	1,995	1,995
Refunding COP
Series 2008C
0.98%, 12/10/09	3,000	3,042

36 See financial notes

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Palomar Pomerado Health
GO Bonds (Election of 2004)
Series 2007A
2.25%, 01/01/09 (a)(c)(d)	2,880	2,880
Peralta Community College District
GO Bonds (Election of 2006)
Series 2007B
1.65%, 01/01/09 (a)(b)(c)(d)	4,000	4,000
Placer Cnty Water Agency
Second Sr Water Revenue COP
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	3,000	3,000
Richmond
Wastewater Refunding RB
Series 2008A
1.00%, 01/01/09 (a)(b)	3,000	3,000
Riverside
Electric RB
Series 2008D
1.35%, 01/01/09 (a)(c)(d)	4,750	4,750
Riverside Cnty Transportation Commission
CP Notes ( Limited tax Bonds)
1.54%, 01/08/09 (b)	6,000	6,000
Sales Tax RB
Series 2008A
1.55%, 12/01/09	1,000	1,025
Riverside Cnty Western Municipal Water District
Refunding BAN 2008
2.00%, 06/01/09	4,000	4,025
Roseville Joint Union High SD
GO Bonds (Election of 2004)
Series C
1.20%, 01/01/09 (a)(c)(d)	2,030	2,030
Sacramento Cnty Sanitation District Financing Auth
Refunding RB
Series 2007B
1.22%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Subordinate Lien Refunding RB
Series 2008A
0.85%, 01/02/09 (a)(b)	6,000	6,000
Sacramento Municipal Utility District
CP
Series J
0.97%, 03/11/09 (b)	6,500	6,500
San Diego Cnty & SDs Pool Program
TRAN Program Note Participations
Series 2008B
1.63%, 06/30/09	3,600	3,633
San Diego Cnty Regional Airport Auth
Subordinate Airport Revenue CP Notes
Series A & B
0.95%, 02/12/09 (b)	1,000	1,000
San Diego Cnty Water Auth
CP
Series 2
1.00%, 06/18/09 (c)	7,500	7,500
CP
Series 3
2.50%, 01/22/09 (c)	7,500	7,500
Water Revenue COP
Series 2008A
1.80%, 01/01/09 (a)(c)(d)	6,840	6,840
San Diego Public Facilities Financing Auth
Subordinated Water Revenue Notes
Series 2008A
1.15%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
San Francisco Airports Commission
Subordinate CP Notes
Series B
1.45%, 03/03/09 (b)	2,720	2,720
San Francisco Public Utilities Commission
Water Refunding RB
Series 2006A
1.15%, 01/01/09 (a)(b)(c)(d)	3,155	3,155
San Francisco USD
2008 TRAN
0.98%, 11/25/09	2,500	2,546
San Jose Financing Auth
Refunding Lease RB (Civic Center)
Series 2008A
0.50%, 01/01/09 (a)(b)	6,000	6,000
San Mateo Cnty Community College District
GO Bonds (Election of 2005)
Series 2006B
1.20%, 01/01/09 (a)(c)(d)	17,060	17,060
Santa Clara Valley Transportation Auth
Refunding RB (2000 Measure A Sales Tax)
Series 2008B
1.00%, 01/01/09 (a)(c)	200	200
Sales Tax Refunding RB
Series 2008C
1.25%, 01/01/09 (a)(c)	2,000	2,000
School Facilities Financing Auth
GO RB (Grant Joint Union High SD)
Series A
2.15%, 01/28/09 (b)(c)(d)	2,580	2,580
Sequoia Union High SD
GO Bonds (Election of 2004)
Series 2005B
1.80%, 01/01/09 (a)(b)(c)(d)	1,500	1,500
Simi Valley USD
GO Bonds (Election of 2004)
Series 2007C
1.15%, 01/01/09 (a)(b)(c)(d)	3,440	3,440
Southern California Metropolitan Water District
Water RB
Series 1997B
0.70%, 01/01/09 (a)(c)	6,300	6,300
Water RB
Series 2000B3
0.85%, 01/02/09 (a)(c)	1,000	1,000
Water Refunding RB
Series 2008C
1.61%, 07/01/09	5,830	5,870
Southern California Public Power Auth
Refunding RB 2007-1
1.50%, 01/07/09 (a)(c)	7,675	7,675
Revenue Notes (Canyon Power)
Series 2008A
1.00%, 12/02/09	5,000	5,068
Subordinate Refunding RB (Palo Verde)
Series 2008A
0.46%, 01/07/09 (a)(b)	5,915	5,915
Subordinate Refunding RB
Series 1991

See financial notes 37

 Schwab California AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.50%, 01/07/09 (a)(b)	3,400	3,400
Univ of California
CP Notes
Series A
0.55%, 02/02/09	6,000	6,000
General RB
Series 2007J
1.15%, 01/01/09 (a)(c)(d)	7,665	7,665
1.61%, 01/01/09 (a)(c)(d)	3,045	3,045
General RB
Series 2008L
1.15%, 01/01/09 (a)(c)(d)	1,695	1,695
Victor Valley Community College District
COP
Series 1997
0.90%, 01/01/09 (a)(b)	4,950	4,950
West Contra Costa USD
GO Bonds (Election of 2002)
Series C
1.15%, 01/01/09 (a)(b)(c)(d)	7,000	7,000
West Hills Community College District
COP (2008 Refunding Project)
0.90%, 01/07/09 (a)(b)	6,025	6,025

		546,416

Puerto Rico 2.1%
Puerto Rico
Public Improvement Refunding Bonds
Series 2007A3
1.30%, 01/02/09 (a)(b)(c)	1,200	1,200
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	4,000	4,031
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
1.23%, 01/01/09 (a)(b)(c)(d)	3,080	3,080
Puerto Rico Housing Finance Corp
Homeownership Mortgage RB
Series 2000A
1.45%, 01/01/09 (a)(b)(c)(d)	1,725	1,725
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	1,875	1,875

		11,911

Total Municipal Securities (Cost $558,327)		558,327

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $558,327.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $181,683 or 32.3% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
IDRB — Industrial development revenue bond
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note
USD — Unified school district

38 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$558,327
Cash		2
Receivables:
Investments sold		25
Interest		2,545
Fund shares sold		1,861
Prepaid expenses	+	71

Total assets		562,831

Liabilities
Payables:
Investment adviser and administrator fees		6
Transfer agent and shareholder services fees		10
Fund shares redeemed		921
Distributions to shareholders		69
Accrued expenses	+	41

Total liabilities		1,047

Net Assets
Total assets		562,831
Total liabilities	−	1,047

Net assets		$561,784
Net Assets by Source
Capital received from investors		561,783
Net investment income not yet distributed		1

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$561,784		561,732		$1.00

See financial notes 39

 Schwab California AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$10,014

Net Realized Gains and Losses
Net realized gains on investments		41

Expenses
Investment adviser and administrator fees		1,713
Transfer agent and shareholder service fees		1,076
Temporary Guarantee Program expense		60
Registration fees		34
Professional fees		34
Trustees’ fees		33
Portfolio accounting fees		30
Custodian fees		26
Interest expense		19
Shareholder reports		2
Other expenses	+	3

Total expenses		3,030
Expense reduction by adviser and Schwab	−	775
Custody credits	−	58

Net expenses		2,197

Increase (Decrease) in Net Assets from Operations
Total investment income		10,014
Net expenses	−	2,197

Net investment income		7,817
Net realized gains	+	41

Increase in net assets from operations		$7,858

40 See financial notes

 Schwab California AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	11/16/07*-12/31/07
Net investment income		$7,817	$623
Net realized gains	+	41	13

Increase in net assets from operations		7,858	636

Distributions to Shareholders
Distributions from net investment income		7,816	626

Transactions in Fund Shares**
Shares sold		1,094,601	338,341
Shares reinvested		6,921	550
Shares redeemed	+	(817,711)	(60,970)

Net transactions in fund shares		283,811	277,921

Net Assets
Beginning of period		277,931	−
Total increase	+	283,853	277,931

End of period		$561,784	$277,931

Net investment income not yet distributed		$1	$−

*	Commencement of operations.

**	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 41

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab California Municipal Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab California AMT Tax-Free Money Fund currently offers one share class: Value Advantage Shares.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a funds buy a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

42

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends from net investment income every day they are open for business. These dividends are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

 43

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2008:

Investment in Securities*
	California	California
	Municipal	AMT Tax-Free
Valuation Inputs	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	9,908,837	558,327
Level 3 — Significant unobservable inputs	—	—

Total	$9,908,837	$558,327

*	The funds had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but not limited to, those described below:

The fund invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The fund may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The California Municipal Money Fund and California AMT Tax-Free Money Fund paid $1,024 and $52, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the California Municipal Money Fund and California AMT Tax-Free Money Fund paid $1,537 and $77, respectively, to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

44

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

California Municipal Money Fund
Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
California AMT Tax-Free Money Fund	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the investment adviser to the funds:

California Municipal Money Fund
Sweep Shares	0.60%	*
Value Advantage Shares	0.45%
California AMT Tax-Free Money Fund	0.45%

*	Prior to April 30, 2008, the limit was 0.62% for Sweep Shares.

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.005% of the funds’ expenses. This voluntary waiver was extended for the period from January 1, 2009 through December 31, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follow:

California Municipal Money Fund	$2,926,137
California AMT Tax-Free Money Fund	$622,999

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

 45

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowing from the lines of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

California
	California	AMT
	Municipal	Tax-Free
	Money Fund	Money Fund

Undistributed tax-exempt income	$—	$1

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

		California
	California	AMT
	Municipal	Tax-Free
Expires	Money Fund	Money Fund

2013	$413	$—
2014	70	—

Total	$483	$—

As of December 31, 2008, the funds had no deferred capital losses and the capital losses utilized to offset capital gains were as follows.

California
	California	AMT
	Municipal	Tax-Free
	Money Fund	Money Fund

Capital losses utilized	$1,600	$—

46

 Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The tax-basis components of distributions during the current and prior period were:

		California
	California	AMT
	Municipal	Tax-Free
	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$184,109	$7,816
Ordinary income	—	—

Prior period distributions
Tax-exempt income	$290,500	$625
Ordinary income	—	1

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the funds made the following reclassifications:

	California	California
	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital shares	$—	$41
Undistributed net investment income	—	—
Net realized capital gains and losses	—	($41)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

 47

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab California Municipal Money Fund
Schwab California AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab California Municipal Money Fund and Schwab California AMT Tax-Free Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

48

Other Federal Tax Information: (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the fiscal year ended December 31, 2008.

Percentage

California Municipal Money Fund	100
California AMT Tax-Free Money Fund	100

 49

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

50

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

 51

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

52

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

 53

the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

54

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR26569-06

Schwab Municipal Money Fundtm
Schwab AMT Tax-Free Money Fundtm

Annual Report
December 31, 2008

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, the money fund industry experienced a number of unique investment challenges as a result of unprecedented volatility in the financial marketplace. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of the year, when investor concern following several dramatic events prompted intervention by the U.S. Government. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring short-dated commercial paper and 1-7 day Variable Rate Demand Notes (VRDNs). The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on municipal securities were volatile during the period, particularly in September and October of 2008, as a temporary imbalance in the supply and demand relationship developed when investors migrated to securities backed by the U.S. Government. Yields on short-term municipal securities spiked temporarily based on perceived risk, but quickly fell back as concern abated following Government stabilization efforts. Throughout the year, a general rise in demand for municipal assets in conjunction with a reduction in available investments put downward pressure on yields. In addition, Federal Open Market Committee (FOMC) actions to reduce general borrowing rates pushed yields to near record lows at the end of the reporting period, with the Federal Funds Rate at a target range of 0% to 0.25%.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund 5

Schwab Municipal Money Fundtm

Schwab Municipal Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	81.9%
16-30 Days	2.1%
31-60 Days	2.0%
61-90 Days	4.1%
91-120 Days	1.4%
More than 120 Days	8.5%

 Statistics

Weighted Average Maturity[2]	30 days
Credit Quality of Holdings[3] % of portfolio	99.9% Tier 1
Credit-Enhanced Securities % of portfolio	63%

 Portfolio Composition by Security Type4

% of Net Assets

Tender Option Bonds	34%
Variable Rate Demand Notes	45%
Commercial Paper	9%
Fixed Rate Notes	10%
Other[5]	2%
Total	100%

 Largest Holdings by State

% of Net Assets

Texas	10.8%
Florida	9.6%
New York	8.8%
Illinois	6.7%
Washington	4.8%
California	4.4%
Other States	54.9%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	Includes unsettled trades, cash and accrued interest.

6 Schwab Municipal Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Municipal Money Fund
		Value
	Sweep	Advantage	Select	Institutional
	Shares	Sharestm	Shares®	Shares

Ticker Symbol	SWXXX	SWTXX	SWLXX	SWOXX
Minimum Initial Investment[1]	*	$25,000[2]	$1,000,000	$3,000,000

Seven-Day Yield[3]	1.07%	1.22%	1.32%	1.42%

Seven-Day Yield—No Waiver[4]	0.99%	1.12%	1.12%	1.12%

Seven-Day Effective Yield[3]	1.08%	1.23%	1.33%	1.43%

Seven-Day Taxable-Equivalent Effective Yield[3,5]	1.66%	1.89%	2.05%	2.20%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2008 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Municipal Money Fundtm 7

Schwab AMT Tax-Free Money Fundtm

Schwab AMT Tax-Free Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	81.8%
16-30 Days	1.1%
31-60 Days	2.5%
61-90 Days	3.0%
91-120 Days	1.0%
More than 120 Days	10.6%

 Statistics

Weighted Average Maturity[2]	34 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	62%

 Portfolio Composition by Security Type4

% of Net Assets

Tender Option Bonds	37%
Variable Rate Demand Notes	44%
Commercial Paper	5%
Fixed Rate Notes	13%
Other[5]	1%
Total	100%

 Largest Holdings by State

% of Net Assets

Illinois	12.1%
Florida	9.1%
Texas	9.0%
New York	4.9%
Georgia	3.9%
Wisconsin	3.8%
Other States	57.2%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	Includes unsettled trades, cash and accrued interest.

8 Schwab AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab AMT Tax-Free
	Money Fund
		Value
	Sweep	Advantage
	Shares	Sharestm

Ticker Symbol	SWFXX	SWWXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	1.07%	1.24%

Seven-Day Yield—No Waiver[4]	1.00%	1.13%

Seven-Day Effective Yield[3]	1.08%	1.25%

Seven-Day Taxable-Equivalent Effective Yield[3,5]	1.66%	1.92%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2008 maximum federal regular income tax rate of 35.00%. Investment income may be subject to the Alternative Minimum Tax.

Schwab AMT Tax-Free Money Fundtm 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Municipal Money Fundtm
Sweep Shares
Actual Return	0.61%	$1,000	$1,008.90	$3.08
Hypothetical 5% Return	0.61%	$1,000	$1,022.07	$3.10
Value Advantage Sharestm
Actual Return	0.47%	$1,000	$1,009.60	$2.37
Hypothetical 5% Return	0.47%	$1,000	$1,022.77	$2.39
Select Shares®
Actual Return	0.37%	$1,000	$1,010.10	$1.87
Hypothetical 5% Return	0.37%	$1,000	$1,023.28	$1.88
Intistutional Shares
Actual Return	0.26%	$1,000	$1,010.70	$1.31
Hypothetical 5% Return	0.26%	$1,000	$1,023.83	$1.32

Schwab AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.64%	$1,000	$1,008.60	$3.23
Hypothetical 5% Return	0.64%	$1,000	$1,021.92	$3.25
Value Advantage Shares
Actual Return	0.47%	$1,000	$1,009.50	$2.37
Hypothetical 5% Return	0.47%	$1,000	$1,022.77	$2.39

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

10 Schwab Municipal Money Fund & Schwab AMT Tax-Free Money Fund

Schwab Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.85	3.12	2.83	1.79	0.60

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60	0.59	0.64	0.65	0.66
Gross operating expenses	0.69	0.68	0.81	0.82	0.81
Net investment income (loss)	1.81	3.07	2.79	1.77	0.60
Net assets, end of period ($ x 1,000,000)	10,856	8,491	7,230	7,467	7,563

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Value Advantage Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.00	3.27	3.03	2.00	0.81

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.56	0.55	0.58	0.59	0.58
Net investment income (loss)	1.96	3.22	2.98	1.97	0.80
Net assets, end of period ($ x 1,000,000)	3,219	2,786	2,798	3,007	3,245

See financial notes 11

 Schwab Municipal Money Fundtm

Financial Highlights continued

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Select Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.10	3.37	3.13	2.10	0.92

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.35	0.35	0.35	0.35	0.35
Gross operating expenses	0.56	0.55	0.58	0.59	0.58
Net investment income (loss)	2.05	3.31	3.10	2.11	0.93
Net asset, end of period ($ x 1,000,000)	1,700	1,428	1,244	966	727

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Institutional Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.21	3.48	3.25	2.21	1.03

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25 [1]	0.24	0.24	0.24	0.24
Gross operating expenses	0.56	0.55	0.58	0.59	0.58
Net investment income (loss)	2.15	3.41	3.21	2.20	1.08
Net assets, end of period ($ x 1,000,000)	4,811	3,840	2,494	1,783	1,459

1 The ratio of net operating expenses would have been 0.24%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for the Money Market Funds) had not been included.

12 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

97.7%	Municipal Securities	20,103,741	20,103,741
1.1%	Other Investments	232,500	232,500

98.8%	Total Investments	20,336,241	20,336,241
1.2%	Other Assets and Liabilities, Net		248,529

100.0%	Net Assets		20,584,770

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 97.7% of net assets

Alabama 1.5%
Alabama
GO Bonds
Series 2007A
1.26%, 01/01/09 (a)(b)(c)(d)	12,652	12,652
Alabama Municipal Funding Corp
Municipal Funding Notes Master
Series 2006A
1.27%, 01/01/09 (a)(b)	24,980	24,980
Alabama Public School & College Auth
Capital Improvement Bonds
Series 2007
1.15%, 01/01/09 (a)(c)(d)	2,380	2,380
1.15%, 01/01/09 (a)(c)(d)	5,965	5,965
Alabama Special Care Facilities Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006
1.20%, 01/01/09 (a)(c)(d)	6,780	6,780
Birmingham Public Educational Building Auth
Student Housing RB
Series 2005A
1.50%, 01/01/09 (a)(b)	6,320	6,320
Columbia Industrial Development Board
RB (Alabama Power Co)
Series 1997
1.65%, 01/02/09 (a)	50,000	50,000
Decatur IDB
Exempt Facilities Refunding RB (Nucor Steel Decatur)
Series 2003A
1.35%, 01/07/09 (a)	17,000	17,000
Hoover
GO Sewer Warrants
Series 2007
1.24%, 01/01/09 (a)(b)(c)(d)	11,985	11,985
Indian Springs Village
RB (Joseph Bruno Montessori Academy)
Series 1999
1.90%, 01/07/09 (a)(b)	475	475
Jackson IDB
IDRB (Specialty Minerals Inc)
Series 1999
1.25%, 01/01/09 (a)(b)	8,200	8,200
Mobile Board of Water & Sewer
RB
Series 2006
1.18%, 01/01/09 (a)(b)(c)(d)	26,470	26,470
Mobile Special Care Facilities Financing Auth
RB (Infirmary Health System Inc)
Series 2008A
1.50%, 01/01/09 (a)(b)	15,000	15,000
Montgomery Cnty Public Building Auth
Revenue Warrants
Series 2006
1.25%, 01/01/09 (a)(b)(c)(d)	10,735	10,735
Montgomery Downtown Redevelopment Auth
Bonds (Southern Poverty Law Center)
Series 2000
1.90%, 01/01/09 (a)	15,000	15,000
Scottsboro
School Warrants
Series 1997
1.75%, 01/01/09 (a)(b)	2,710	2,710
Stevenson IDB
Environmental Improvement RB (Mead Corp)
Series 1997
0.89%, 01/07/09 (a)(b)	23,700	23,700
Tuscaloosa Cnty IDA
Gulf Opportunity Zone Bonds (Hunt Refining)
Series 2008C
1.15%, 01/07/09 (a)(b)	10,000	10,000
IDRB (Knight Specialties)
Series 1998
1.84%, 01/07/09 (a)(b)	715	715
Univ of Alabama at Birmingham
Hospital RB
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	15,975	15,975
Wilsonville Industrial Development Board
Solid Waste Disposal RB (Alabama Power Co - Gaston Plant)
Series 2008
2.00%, 01/07/10	34,000	34,000

		301,042

Alaska 0.5%
Alaska Housing Finance Corp
Collateralized Bonds (Veteran Mortgage Program) 2006 First
Series A2
1.88%, 01/01/09 (a)(c)(d)	5,500	5,500
General Housing Purpose Bonds
Series 2005A

See financial notes 13

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.25%, 01/01/09 (a)(c)(d)	8,580	8,580
General Mortgage RB
Series 2002A
1.35%, 01/01/09 (a)(c)(d)	5,995	5,995
State Capital Project Bonds
Series 2006A
1.15%, 01/01/09 (a)(b)(c)(d)	27,665	27,665
Alaska Industrial Development & Export Auth
RB (Providence Health & Services)
Series 2006H
1.20%, 01/01/09 (a)(c)(d)	23,700	23,700
North Slope Borough
GO Refunding Bonds
Series 2008B
2.01%, 06/30/09	20,000	20,195
Valdez
Marine Terminal Refunding RB (BP Pipelines)
Series 2003B
1.10%, 01/02/09 (a)	3,900	3,900

		95,535

Arizona 1.2%
Arizona Board of Regents
RB (Arizona State Univ)
Series 2007A
1.15%, 01/01/09 (a)(b)(c)(d)	10,260	10,260
Arizona Health Facilities Auth
RB (Banner Health)
Series 2007B
2.50%, 01/01/09 (a)(c)(d)	62,500	62,500
RB (Banner Health)
Series 2008B
0.65%, 01/07/09 (a)(b)	12,300	12,300
RB (Banner Health)
Series 2008D
1.35%, 01/01/09 (a)(c)(d)	8,840	8,840
Arizona SD
TAN Financing Program COP
Series 2008
1.63%, 07/30/09	13,000	13,101
Chandler
GO Bonds
Series 2007
1.25%, 01/01/09 (a)(c)(d)	10,570	10,570
Glendale IDA
CP Revenue Notes (Midwestern Univ Financing Program)
1.55%, 02/03/09 (b)	29,000	29,000
Maricopa Cnty IDA
M/F Mortgage Refunding RB (San Fernando Apts)
Series 2004
1.30%, 01/01/09 (a)(b)	7,750	7,750
Phoenix Civic Improvement Corp
Airport Revenue BAN
Series 2008A & 2008B
0.95%, 06/09/09 (b)	17,000	17,000
Jr Lien Wastewater System RB
Series 2007
1.15%, 01/01/09 (a)(b)(c)(d)	10,330	10,330
Subordinate Excise Tax RB (Civic Plaza Expansion)
Series 2005A
1.15%, 01/01/09 (a)(b)(c)(d)	6,820	6,820
1.38%, 01/01/09 (a)(b)(c)(d)	4,500	4,500
2.25%, 01/01/09 (a)(c)(d)	4,675	4,675
Pima Cnty IDA
IDRB (Tucson Electric Power Co)
Series 2008B
0.75%, 01/07/09 (a)(b)	10,000	10,000
Salt River Project Agricultural Improvement & Power District
Electric System RB
Series 2006A
1.20%, 01/01/09 (a)(c)(d)	12,655	12,655
1.20%, 01/01/09 (a)(c)(d)	8,500	8,500
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
1.25%, 01/01/09 (a)(c)(d)	2,000	2,000
Sun Devil Energy Center LLC
RB (Arizona State Univ)
Series 2008
1.00%, 01/07/09 (a)(b)(c)	9,620	9,620
Tempe IDA
RB (ASUF Brickyard)
Series 2004A
1.20%, 01/01/09 (a)(b)	1,885	1,885
Yavapai Cnty IDA
Solid Waste RB (Allied Waste North America Inc)
Series 2007A
1.23%, 01/01/09 (a)(b)	10,000	10,000

		252,306

Arkansas 0.1%
Arkansas Development Finance Auth
IDRB (C&C Holding Co)
Series 1998
1.50%, 01/01/09 (a)(b)	190	190
Independence Cnty
IDRB (Townsends)
Series 1996
1.28%, 01/01/09 (a)(b)	9,000	9,000
Univ of Arkansas Board of Trustees
Various Facilities RB (UAMS Campus)
Series 2006
1.95%, 03/12/09 (b)(c)(d)	14,505	14,505

		23,695

California 4.0%
Alameda Cnty IDA
RB (Golden West Paper Converting Corp)
Series 2008A
1.05%, 01/07/09 (a)(b)	3,315	3,315
Association of Bay Area Governments
M/F Housing RB (Darling Florist Building)
Series 2002A
1.10%, 01/01/09 (a)(b)	4,710	4,710
M/F Housing RB (The Bachenheimer Building)
Series 2002A
1.10%, 01/01/09 (a)(b)	5,445	5,445
M/F Housing Refunding RB (The Berkeleyan)
Series 2003A
1.10%, 01/01/09 (a)(b)	3,540	3,540

14 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Bay Area Toll Auth
San Francisco Bay Area Toll Bridge RB
Series 2008D1
0.65%, 01/01/09 (a)(c)	15,000	15,000
San Francisco Bay Area Toll Bridge RB
Series 2008F1
1.20%, 01/01/09 (a)(c)(d)	16,710	16,710
California
Economic Recovery Bonds
Series 2004A
2.50%, 01/01/09 (a)(c)(d)	3,250	3,250
GO Bonds
Series 2004A3
0.65%, 01/02/09 (a)(b)	2,100	2,100
California Department of Water Resources
Power Supply RB
Series 2008H
1.20%, 01/01/09 (a)(b)(c)(d)	2,005	2,005
California HFA
Home Mortgage RB
Series 2001U
5.28%, 01/01/09 (a)(c)	52,990	52,990
Home Mortgage RB
Series 2002B
1.40%, 01/02/09 (a)(b)(c)	23,505	23,505
Home Mortgage RB
Series 2002J
2.20%, 01/02/09 (a)(c)	73,305	73,305
Home Mortgage RB
Series 2003D
5.00%, 01/07/09 (a)(b)(c)	10,000	10,000
Home Mortgage RB
Series 2003M
1.45%, 01/02/09 (a)(c)	61,600	61,600
0.65%, 01/07/09 (a)(c)	11,000	11,000
Home Mortgage RB
Series 2005H
5.25%, 01/02/09 (a)(c)	50,000	50,000
5.25%, 01/02/09 (a)(c)	82,910	82,910
Home Mortgage RB
Series 2007G
1.30%, 01/01/09 (a)(c)(d)	8,230	8,230
Home Mortgage RB
Series 2007H
1.41%, 01/02/09 (a)(c)	28,705	28,705
Home Mortgage RB
Series 2008C
1.50%, 01/02/09 (a)(b)	6,000	6,000
Home Mortgage RB
Series 2008D
1.30%, 01/02/09 (a)(c)	34,000	34,000
Home Mortgage RB
Series 2008E
1.45%, 01/02/09 (a)(c)	3,000	3,000
Home Mortgage RB
Series 2008F
1.55%, 01/02/09 (a)(c)	25,000	25,000
M/F Housing RB III
Series 2000C
1.30%, 01/02/09 (a)(c)	14,300	14,300
M/F Housing RB III
Series 2002E
0.80%, 01/07/09 (a)(c)	27,375	27,375
M/F Housing RB III
Series 2008B
1.30%, 01/02/09 (a)(c)	4,585	4,585
California Pollution Control Financing Auth
Solid Waste Disposal RB (Garden City Sanitation Inc)
Series 2007A
1.05%, 01/07/09 (a)(b)	3,175	3,175
Solid Waste Disposal RB (GreenWaste of Palo Alto)
Series 2008B
1.05%, 01/07/09 (a)(b)	13,465	13,465
Solid Waste Disposal RB (GreenWaste Recovery Inc)
Series 2007A
1.05%, 01/07/09 (a)(b)	2,335	2,335
Solid Waste Disposal RB (GreenWaste Recovery Inc)
Series 2008A
1.05%, 01/07/09 (a)(b)	16,110	16,110
Solid Waste Disposal RB (Santa Clara Valley Industries)
Series 1998A
1.05%, 01/07/09 (a)(b)	500	500
California State Univ
Systemwide RB
Series 2008A
1.87%, 01/01/09 (a)(b)(c)(d)	6,825	6,825
California Statewide Communities Development Auth
Insured RB (St. Joseph Health System)
Series 2007D
2.17%, 01/01/09 (a)(c)(d)	29,000	29,000
Chula Vista
IDRB (San Diego Gas & Electric Co)
Series 2006A
1.00%, 03/03/09	20,000	20,000
IDRB (San Diego Gas & Electric Co.)
Series 2004F
1.45%, 01/02/09 (a)	21,900	21,900
Desert Community College District
GO Bonds (Election of 2004)
Series 2007B
1.20%, 01/01/09 (a)(c)(d)	5,455	5,455
El Dorado Irrigation District
Revenue COP
Series 2008A
0.75%, 01/07/09 (a)(b)	4,000	4,000
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005E
1.18%, 01/01/09 (a)(b)	10,000	10,000
Kern Community College Safety, Repair & Improvement District
GO Bonds (Election of 2002)
Series 2006
1.15%, 01/01/09 (a)(b)(c)(d)	865	865
Los Angeles Department of Water & Power
Power System RB
Series 2007A1
1.20%, 01/01/09 (a)(b)(c)(d)	1,335	1,335
Water System RB
Series 2003A
1.33%, 01/01/09 (a)(c)(d)	7,080	7,080
Water System RB
Series 2004C
1.40%, 01/01/09 (a)(c)(d)	2,815	2,815

See financial notes 15

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Los Angeles Harbor
Refunding RB
Series 2006B
1.63%, 01/01/09 (a)(c)(d)	13,060	13,060
Los Angeles USD
GO Refunding Bonds
Series 2007A1
2.50%, 01/01/09 (a)(c)(d)	10,200	10,200
Madera/West Contra Costa/Santa Ana USDs & Tulare Joint/San Mateo Union High SD
GO Bonds (Election of 2002)
Series 2005
1.24%, 01/01/09 (a)(b)(c)(d)	14,055	14,055
Modesto
Water Refunding Revenue COP
Series 2008A
1.10%, 01/01/09 (a)(b)(c)	15,000	15,000
Northern California Transmission Agency
Refunding RB
Series 2002A
3.50%, 01/01/09 (a)(b)(c)	5,030	5,030
San Francisco Public Utilities Commission
Water Refunding RB
Series 2006A
1.17%, 01/01/09 (a)(b)(c)(d)	16,310	16,310
San Jose
Airport RB
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	6,595	6,595
Santa Clara Valley Transportation Auth
Sales Tax Refunding RB
Series 2008C
1.25%, 01/01/09 (a)(c)	11,600	11,600
Southern California Metropolitan Water District
Water Refunding RB
Series 2003 C1
2.50%, 01/01/09 (a)(c)	5,100	5,100
Univ of California
Medical Center Pooled RB
Series 2007B1
0.95%, 01/02/09 (a)(c)	1,200	1,200
Vista USD
GO Bonds Election of 2002
Series 2002A
1.65%, 01/01/09 (a)(b)(c)(d)	9,475	9,475

		825,065

Colorado 2.5%
Arapahoe Cnty
Refunding IDRB (Denver Jetcenter)
Series 1997
2.50%, 01/01/09 (a)(b)	3,500	3,500
Arvada
Water Enterprise RB
Series 2001
8.00%, 01/02/09 (a)(b)(c)	3,335	3,335
Aurora
Hospital Refunding RB (The Children’s Hospital Association)
Series 2008C
0.80%, 01/01/09 (a)(b)	5,890	5,890
Colorado Educational & Cultural Facilities Auth
RB (Clyfford Still Museum)
Series 2008
1.13%, 01/01/09 (a)(b)	2,000	2,000
RB (St. John Evangelical Lutheran School)
Series 2007
2.28%, 01/02/09 (a)(b)	11,815	11,815
Colorado Health Facilities Auth
Hospital Refunding RB (NCMC Inc)
Series 2005
3.60%, 01/07/09 (a)(b)(c)	5,500	5,500
RB (Catholic Health Initiatives)
Series 2006A
1.20%, 01/01/09 (a)(c)(d)	14,025	14,025
Colorado HFA
Economic Development RB (Pemracs)
Series 2000A
1.55%, 01/01/09 (a)(b)	1,955	1,955
Colorado Springs
Subordinate Lien Improvement RB
Series 2005A
0.95%, 01/01/09 (a)(c)	34,865	34,865
Colorado Springs SD No. 11 Facilities Corp
Refunding COP
Series 2004
3.50%, 01/01/09 (a)(b)(c)	2,000	2,000
Colorado Springs Utilities System
Improvement & Refunding RB
Series 2007B
3.40%, 01/01/09 (a)(c)	25,195	25,195
Subordinate Lien Improvement & Refunding RB
Series 2006A
2.35%, 01/01/09 (a)(c)	17,595	17,595
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
1.25%, 01/01/09 (a)(b)	9,825	9,825
Dawson Ridge Metropolitan District No.1
Limited Tax Refunding Bonds
Series 1992A
2.30%, 01/29/09 (b)(c)(d)	7,860	7,860
Denver
Airport System RB
Series 1991D &
Series 2008A3
1.28%, 01/01/09 (a)(b)(c)(d)	32,655	32,655
Airport System RB
Series 1992G
0.90%, 01/07/09 (a)(b)	1,950	1,950
Airport System RB
Series 2007A
1.28%, 01/01/09 (a)(b)(c)(d)	52,670	52,670
1.38%, 01/01/09 (a)(b)(c)(d)	33,310	33,310
1.45%, 01/01/09 (a)(b)(c)(d)	34,175	34,175
Airport System RB
Series 2007E
1.25%, 01/01/09 (a)(b)(c)(d)	17,135	17,135
Airport System RB
Series 2008A1, 2008A2 & 2008A4

16 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.28%, 01/01/09 (a)(b)(c)(d)	34,485	34,485
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008A1
1.15%, 01/02/09 (a)(c)	5,000	5,000
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008A2
1.15%, 01/02/09 (a)(c)	13,000	13,000
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008A3
1.15%, 01/02/09 (a)(c)	23,540	23,540
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A2
1.20%, 01/01/09 (a)(b)(d)	10,000	10,000
Douglas Cnty SD No. Re-1
GO Bonds
Series 1999
3.78%, 12/15/09 (b)	2,000	2,075
E-470 Public Highway Auth
Sr RB
Series 1997B & 2004A
1.40%, 01/01/09 (a)(b)(c)(d)	11,325	11,325
Moffat Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.80%, 01/07/09 (a)(b)	7,400	7,400
Regional Transportation District
Sales Tax Refunding RB (FasTracks)
Series 2007A
1.15%, 01/01/09 (a)(c)(d)	11,550	11,550
1.64%, 01/01/09 (a)(c)(d)	16,830	16,830
1.64%, 01/01/09 (a)(c)(d)	18,085	18,085
1.64%, 01/01/09 (a)(c)(d)	29,700	29,700
Triview Metropolitan District
GO Refunding & Improvement Bonds
Series 2006A
1.25%, 01/01/09 (a)(b)	6,745	6,745
Westminster Economic Development Auth
Tax Increment RB (Westminster Plaza)
Series 1997A
1.60%, 01/01/09 (a)(b)	5,330	5,330

		512,320

Connecticut 0.3%
Connecticut Health & Educational Facilities Auth
RB (Wesleyan Univ)
Series 2001D
0.60%, 01/07/09 (a)(c)	21,700	21,700
RB (Yale Univ)
Series T1
1.10%, 01/02/09 (a)(c)(d)	7,150	7,150
RB (Yale Univ)
Series Z3
1.15%, 01/01/09 (a)(c)(d)	4,859	4,859
Connecticut HFA
Mortgage Finance Program Bonds
Series 2002B3
1.10%, 01/01/09 (a)(c)	7,900	7,900
New Haven
GO BAN Issue of 2008
3.20%, 03/17/09	17,000	17,045

		58,654

Delaware 0.1%
Delaware Economic Development Auth
RB (Hospital Billing & Collection Service)
Series 1985A
0.87%, 01/07/09 (a)(b)	4,900	4,900
RB (St. Anne’s Episcopal School)
Series 2001
1.35%, 01/01/09 (a)(b)	7,490	7,490
New Castle Cnty
M/F Rental Housing RB (Fairfield English Village)
Series 2005
1.30%, 01/01/09 (a)(b)	8,200	8,200
Sussex Cnty
IDRB (Perdue-Agrirecycle)
Series 2000
1.52%, 01/01/09 (a)(b)	5,300	5,300
RB (Baywood)
Series 1997A
2.11%, 01/07/09 (a)(b)	2,400	2,400

		28,290

District of Columbia 2.6%
District of Columbia
GO Bonds
Series 2001C
1.10%, 01/01/09 (a)(b)	12,655	12,655
GO Bonds
Series 2007A
1.20%, 01/01/09 (a)(b)(c)(d)	21,415	21,415
GO Bonds
Series 2007C
1.25%, 01/01/09 (a)(b)(c)(d)	16,923	16,923
GO Bonds
Series 2008E
1.20%, 01/01/09 (a)(b)(c)(d)	6,030	6,030
GO TRAN Fiscal Year 2009
1.09%, 09/30/09	45,000	45,469
RB (American Psychological Association)
Series 2003
1.22%, 01/01/09 (a)(b)	2,510	2,510
RB (George Washington Univ Issue)
Series 1999C
0.70%, 01/07/09 (a)(b)	9,000	9,000
RB (Pew Charitable Trusts)
Series 2008A
1.08%, 01/01/09 (a)(b)	31,000	31,000
RB (St Coletta Special Education Public Charter School)
Series 2005
1.20%, 01/01/09 (a)(b)	3,425	3,425
RB (The American National Red Cross)
Series 2000
0.90%, 01/09/09 (b)	22,100	22,100
RB (The Center for Strategic & International Studies)
Series 2008

See financial notes 17

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.08%, 01/01/09 (a)(b)	6,730	6,730
Refunding GO Bonds
Series 2008A
1.20%, 01/01/09 (a)(b)	4,285	4,285
Refunding GO Bonds
Series 2008D
2.75%, 01/01/09 (a)(b)	25,000	25,000
District of Columbia Housing Finance Agency
M/F Housing RB (Pentacle Apts)
Series 2008
1.15%, 01/01/09 (a)(b)	3,850	3,850
District of Columbia Water & Sewer Auth
Public Utility Subordinated Lien RB
Series 2007A
1.33%, 01/01/09 (a)(b)(c)(d)	10,425	10,425
1.66%, 01/01/09 (a)(b)(c)(d)	23,050	23,050
Metropolitan Washington Airports Auth
Airport System RB
Series 2003D1
3.00%, 01/01/09 (a)(b)	29,535	29,535
Airport System RB
Series 2005A
1.15%, 01/07/09 (a)(c)(d)	12,540	12,540
Airport System RB
Series 2006B
1.90%, 01/01/09 (a)(c)(d)	17,890	17,890
Airport System RB
Series 2007B
1.28%, 01/01/09 (a)(c)(d)	15,045	15,045
1.28%, 01/01/09 (a)(b)(c)(d)	8,995	8,995
Airport System RB
Series 2008A
1.28%, 01/01/09 (a)(c)(d)	7,823	7,823
1.28%, 01/01/09 (a)(c)(d)	19,135	19,135
Airport System Refunding RB
Series 2003A
1.28%, 01/01/09 (a)(b)(c)(d)	9,380	9,380
Airport System Refunding RB
Series 2007A & B
1.73%, 01/01/09 (a)(c)(d)	66,300	66,300
Airport System Refunding RB
Series 2004D
2.50%, 10/01/09	11,695	11,910
Airport System Revenue CP
Series One A&B
1.15%, 03/23/09 (b)	20,000	20,000
1.35%, 04/06/09 (b)	50,000	50,000
Flexible Term PFC Revenue Notes
Series A
1.15%, 03/03/09 (b)	12,000	12,000
Flexible Term PFC Revenue Notes
Series C
1.25%, 02/12/09 (b)	15,000	15,000
1.00%, 03/06/09 (b)	30,000	30,000
Flexible Term PFC Revenue Notes
Series D
1.00%, 03/09/09 (b)	30,000	30,000

		599,420

Florida 9.5%
Brevard Cnty HFA
M/F Housing Refunding RB (Shore View Apts)
Series 1995
1.10%, 01/01/09 (a)(b)	1,900	1,900
Broward Cnty
Airport System Refunding RB
Series 2008N
1.45%, 01/01/09 (a)(b)(c)	5,300	5,300
Subordinate Port Facilities Refunding RB (Port Everglades)
Series 2008
1.31%, 01/01/09 (a)(b)	10,420	10,420
Broward Cnty Educational Facilities Auth
Educational Facilities RB (Nova Southeastern Univ)
Series 2004A
1.10%, 01/02/09 (a)(b)	2,440	2,440
Broward Cnty HFA
M/F Housing RB (Sawgrass Pines Apts)
Series 1993A
3.00%, 01/01/09 (a)(b)	11,000	11,000
Broward Cnty SD
COP
Series 2004D
4.10%, 01/01/09 (a)(b)(c)	3,000	3,000
COP
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	5,550	5,550
Cape Coral
CP Notes
2.45%, 01/14/09 (b)	75,597	75,597
0.85%, 03/24/09 (b)	16,925	16,925
0.90%, 03/24/09 (b)	20,000	20,000
Charlotte Cnty HFA
M/F Housing RB (Murdock Circle Apts)
Series 2000
2.40%, 01/07/09 (a)(b)	3,200	3,200
Charlotte Cnty SD
TAN
Series 2008
2.35%, 10/01/09	15,000	15,181
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds
Series 2008A2
2.50%, 06/01/09 (b)	40,000	40,323
Collier Cnty
IDRB (Ave Maria Utility Co)
Series 2005
1.10%, 01/07/09 (a)(b)	10,000	10,000
Collier Cnty HFA
M/F Housing RB (Brittany Bay Apts)
Series 2001A
1.05%, 01/07/09 (a)(b)	3,800	3,800
Dade Cnty IDA
IDRB (South Florida Stadium Corp)
Series 1985C
0.70%, 01/07/09 (a)(b)	1,050	1,050
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	16,207	16,207

18 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Escambia HFA
S/F Mortgage RB
Series 2002A1
1.45%, 01/01/09 (a)(c)(d)	2,855	2,855
Florida Department of Transportation
Turnpike RB
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	15,000	15,000
1.27%, 01/01/09 (a)(c)(d)	7,110	7,110
Turnpike RB
Series 2007A
1.64%, 01/01/09 (a)(c)(d)	41,800	41,800
Turnpike RB
Series 2008A
1.20%, 01/01/09 (a)(c)(d)	3,555	3,555
Florida Development Finance Corp
IDRB (Schmitt Family Partnership)
Series 1999A2
1.57%, 01/01/09 (a)(b)	1,375	1,375
IDRB (Sunshine State Christian Homes)
Series 1999A3
1.32%, 01/01/09 (a)(b)	920	920
IDRB Enterprise Bond Program (Pioneer-Ram)
Series 1998A3
1.57%, 01/07/09 (a)(b)	580	580
Florida HFA
Housing RB (Caribbean Key Apts)
Series 1996F
0.95%, 01/07/09 (a)(b)	300	300
Housing RB (Timberline Apts)
Series 1999P
0.87%, 01/07/09 (a)(b)	5,935	5,935
M/F Housing RB (Cameron Cove Apts)
Series 1985XX
0.87%, 01/07/09 (a)(b)	400	400
M/F Mortgage RB (Clarcona Groves Apts)
Series 2005A
0.88%, 01/07/09 (a)(b)	3,245	3,245
M/F Mortgage RB (Lynn Lake Apts)
Series 2005B1
1.41%, 01/01/09 (a)(b)	20,315	20,315
M/F Mortgage RB (Pinnacle Pointe Apts)
Series 2003N
0.88%, 01/07/09 (a)(b)	2,335	2,335
M/F Mortgage RB (Wexford Apts)
Series 2003P
0.88%, 01/07/09 (a)(b)	7,785	7,785
RB (Heritage Pointe Apts)
Series 1999I-1
0.95%, 01/07/09 (a)(b)	3,500	3,500
Florida Higher Educational Facilities Financing Auth
RB (St. Thomas Univ)
Series 2003
1.10%, 01/02/09 (a)(b)	5,865	5,865
Florida Housing Finance Corp
Homeowner Mortgage RB
Series 2006-6
1.45%, 01/01/09 (a)(c)(d)	2,209	2,209
Housing RB (Stuart Pointe Apts)
Series 2003B1
0.90%, 01/07/09 (a)(b)	7,900	7,900
M/F Mortgage RB (Clear Harbor Apts)
Series 2007H
1.48%, 01/01/09 (a)(b)	3,295	3,295
M/F Mortgage RB (Lakeshore Apts)
Series 2004H
1.44%, 01/01/09 (a)(b)	7,900	7,900
M/F Mortgage RB (Spring Haven Apts)
Series 2004F
1.44%, 01/01/09 (a)(b)	6,200	6,200
M/F Mortgage RB (Spring Haven II Apts)
Series 2006G
1.48%, 01/01/09 (a)(b)	3,965	3,965
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
1.33%, 01/01/09 (a)(b)	9,890	9,890
Florida State Board of Education
Lottery RB 2007A
1.03%, 01/01/09 (a)(b)(c)(d)	5,075	5,075
Public Education Capital Outlay Bonds
Series 1999C
1.20%, 01/01/09 (a)(b)(c)(d)	17,695	17,695
2.60%, 06/01/09	4,095	4,160
Public Education Capital Outlay Bonds
Series 2000C
1.66%, 01/01/09 (a)(c)(d)	7,920	7,920
Public Education Capital Outlay Bonds
Series 2006B
1.24%, 01/01/09 (a)(b)(c)(d)	48,110	48,110
Public Education Capital Outlay Bonds
Series 2006C
1.35%, 01/01/09 (a)(c)(d)	11,750	11,750
Public Education Capital Outlay Bonds
Series 2006E
1.20%, 01/01/09 (a)(c)(d)	4,360	4,360
Public Education Capital Outlay Bonds
Series 2007B
4.17%, 01/01/09 (a)(b)(c)(d)	3,015	3,015
Gainesville
IDRB (Lifesouth Community Blood Centers)
Series 1999
1.27%, 01/01/09 (a)(b)	4,440	4,440
Utilities System RB
Series 2008B
0.80%, 01/07/09 (a)(c)	7,330	7,330
Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2004A
1.27%, 01/01/09 (a)(b)	5,000	5,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005F
1.27%, 01/01/09 (a)(b)	13,000	13,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005G
1.30%, 01/01/09 (a)(b)	11,100	11,100
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2005H
1.18%, 01/01/09 (a)(b)	24,700	24,700

See financial notes 19

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2006 B3
1.27%, 01/01/09 (a)(b)	5,995	5,995
RB (Adventist Health System/Sunbelt Inc Accounts Receivable Program)
Series 1996 A2
1.13%, 01/01/09 (a)(b)	17,150	17,150
RB (Adventist Health System/Sunbelt Inc Accounts Receivable Program)
Series 1996 A3
1.40%, 01/01/09 (a)(b)	4,000	4,000
RB (Adventist Health System/Sunbelt Inc Accounts Receivable Program)
Series 1996 A4
1.35%, 01/01/09 (a)(b)	3,500	3,500
Hillsborough Cnty Educational Facilities Auth
RB (Univ of Tampa)
Series 2000
1.25%, 01/01/09 (a)(b)	4,700	4,700
Hillsborough Cnty HFA
M/F Housing RB (Claymore Crossing Apts)
Series 2005
0.95%, 01/07/09 (a)(b)	935	935
M/F Housing RB (Lake Kathy Apts)
Series 2005
1.75%, 01/01/09 (a)(b)	16,670	16,670
Hillsborough Cnty IDA
Educational Facilities RB (Berkeley Preparatory School)
Series 1999
1.27%, 01/01/09 (a)(b)	3,985	3,985
IDRB (Univ Community Hospital)
Series 1994
2.40%, 01/01/09 (a)(b)(c)(d)	9,375	9,375
RB (Independent Day School)
Series 2000
1.25%, 01/01/09 (a)(b)	600	600
RB (Univ Community Hospital)
Series 1999A
5.11%, 08/15/09 (b)	5,000	5,183
Hillsborough Cnty School Board
Master Lease COP
Series 1999
5.64%, 07/01/09 (b)	33,400	34,437
Master Lease COP
Series 2000
5.15%, 07/01/09 (b)	12,600	12,844
Sales Tax Refunding RB
Series 2007
2.30%, 01/29/09 (b)(c)(d)	10,865	10,865
Jackson Cnty
IDRB (Ice River Springs)
Series 2008
1.65%, 01/01/09 (a)(b)	10,000	10,000
Jacksonville
Excise Taxes Refunding RB
Series 2001A
3.75%, 10/01/09	8,395	8,471
Transportation RB
Series 2008B
4.10%, 01/01/09 (a)(c)	13,500	13,500
Jacksonville Economic Development Commission
Educational Facilities RB (Episcopal High School)
Series 2002
0.80%, 01/07/09 (a)(b)	4,800	4,800
Healthcare Facilities Refunding RB (Methodist Refunding)
Series 2005
1.10%, 01/02/09 (a)(b)	10,735	10,735
RB (Bolles School)
Series 1999A
2.05%, 01/01/09 (a)(b)	1,000	1,000
Refunding RB (YMCA of Florida First Coast)
Series 2003
1.20%, 01/01/09 (a)(b)	4,235	4,235
Special Facility Airport RB (Holland Sheltair Aviation Group)
Series 2004A1
1.45%, 01/01/09 (a)(b)	3,610	3,610
Jacksonville Health Facilities Auth
Hospital RB
Series 2003A
1.10%, 01/02/09 (a)(b)	1,600	1,600
RB (River Garden/The Coves)
Series 1994
2.05%, 01/01/09 (a)(b)	2,685	2,685
Jacksonville HFA
M/F Housing Refunding RB (St Augustine Apts)
Series 2006
0.85%, 01/07/09 (a)(b)	3,300	3,300
JEA
Electric System RB
Series Three 2008B2
5.50%, 01/07/09 (a)(c)	37,060	37,060
Electric System RB
Series Three 2008B3
5.50%, 01/07/09 (a)(c)	22,425	22,425
Electric System RB
Series Three 2008B4
5.50%, 01/07/09 (a)(c)	19,095	19,095
Electric System RB
Series Three 2008C4
0.80%, 01/01/09 (a)(c)	45	45
Water & Sewer System RB
Series 2008A1
0.75%, 01/07/09 (a)(c)	15,000	15,000
Water & Sewer System RB
Series 2008B
0.63%, 01/07/09 (a)(c)	2,000	2,000
Water & Sewer System Subordinated RB
Series 2008B1
0.72%, 01/07/09 (a)(c)	9,680	9,680
Kissimmee Utility Auth
Electric System Refunding RB Subordinate
Series 2003
5.00%, 01/07/09 (a)(b)(c)	11,600	11,600
Lake Shore Hospital Auth
Health Facility RB (Lake Shore Hospital)
Series 1991
1.27%, 01/01/09 (a)(b)	2,600	2,600
Leesburg
Hospital Refunding RB (Leesburg Regional Medical Center)
Series 2008A
1.50%, 01/01/09 (a)(b)	5,000	5,000

20 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Manatee Cnty HFA
M/F Housing RB (Centre Court Apts)
Series 2000
1.75%, 01/07/09 (a)(b)	7,175	7,175
M/F Housing RB (La Mirada Gardens)
Series 2002A
1.40%, 01/01/09 (a)(b)	4,000	4,000
M/F Housing RB (Sabal Palm Harbor Apts)
Series 2000A
2.40%, 01/07/09 (a)(b)	4,200	4,200
Marion Cnty IDA
IDRB (Ocala Recycling)
Series 2006
2.15%, 01/01/09 (a)(b)	5,000	5,000
Miami-Dade Cnty
Aviation RB (Miami International Airport)
Series 2007A
1.28%, 01/01/09 (a)(b)(c)(d)	59,490	59,490
1.38%, 01/01/09 (a)(b)(c)(d)	7,625	7,625
Aviation Refunding RB (Miami International Airport)
Series 2007C
1.34%, 01/01/09 (a)(b)(c)(d)	10,406	10,406
Aviation Refunding RB (Miami International Airport)
Series 2007C&D
1.38%, 01/01/09 (a)(b)(c)(d)(g)	106,850	106,850
Miami-Dade Cnty Expressway Auth
Toll System RB
Series 2006
1.38%, 01/01/09 (a)(b)(c)(d)	35,000	35,000
Miami-Dade Cnty IDA
IDRB (Airbus Service Co)
Series 1998A
1.52%, 01/01/09 (a)(b)	80	80
IDRB (Tarmac America)
Series 2004
1.45%, 01/01/09 (a)(b)	2,600	2,600
Miami-Dade Cnty School Board
COP
Series 2000A
5.10%, 10/01/09 (b)	5,200	5,354
COP
Series 2006A & B
1.15%, 01/01/09 (a)(b)(c)(d)	25,790	25,790
COP
Series 2007A
1.15%, 01/01/09 (a)(b)(c)(d)	13,640	13,640
Ocean Highway & Port Auth
RB
Series 1990
5.00%, 01/07/09 (a)(b)	8,700	8,700
Okeechobee Cnty
IDRB (Okeechobee Landfill)
Series 1999
2.13%, 01/01/09 (a)(b)	15,000	15,000
Orange Cnty
RB (Tourist Development Tax)
Series 2000
5.42%, 10/01/09 (b)	15,000	15,520
Orange Cnty Educational Facilities Auth
Refunding RB (Rollins College)
Series 2008
1.20%, 01/01/09 (a)(b)	3,625	3,625
Orange Cnty Health Facilities Auth
Hospital RB (Orlando Regional Healthcare System)
Series 2008E
0.85%, 01/07/09 (a)(b)	5,500	5,500
Hospital RB (Orlando Regional Healthcare System)
Series 2008F
1.00%, 01/07/09 (a)(b)	5,550	5,550
Hospital RB (Orlando Regional Healthcare System)
Series 2008G
1.00%, 01/07/09 (a)(b)	3,000	3,000
RB (Presbyterian Retirement Communities)
Series 2006A
1.58%, 01/01/09 (a)(b)	33,215	33,215
RB (Presbyterian Retirement Communities)
Series 2006B
1.58%, 01/01/09 (a)(b)	23,760	23,760
Refunding Program RB (Pooled Hospital Loan)
Series 1985
1.25%, 02/19/09 (b)	19,000	19,000
Orange Cnty HFA
M/F Housing RB (Charleston Club Apts)
Series 2001A
1.05%, 01/07/09 (a)(b)	12,930	12,930
M/F Housing RB (Windsor Pines)
Series 2000E
2.40%, 01/07/09 (a)(b)	1,435	1,435
Orange Cnty IDA
IDRB (Catholic Charities of Central Florida & Diocese of Orlando)
Series 2007
1.10%, 01/02/09 (a)(b)	1,400	1,400
IDRB (Central Florida YMCA)
Series 2002A
1.22%, 01/01/09 (a)(b)	3,800	3,800
IDRB (Central Florida YMCA)
Series 2005
1.20%, 01/01/09 (a)(b)	4,570	4,570
RB (UCF Hospitality School Student Housing Foundation)
Series 2004
0.85%, 01/07/09 (a)(b)	7,995	7,995
Orange Cnty School Board
COP
Series 2006A
1.15%, 01/01/09 (a)(b)(c)(d)	26,350	26,350
COP
Series 2008B
2.10%, 01/01/09 (a)(b)(c)	10,000	10,000
TAN
Series 2008
2.38%, 10/01/09	22,000	22,260
Orlando & Orange Cnty Expressway Auth
RB
Series 2003B
3.42%, 01/01/09 (a)(b)(c)(d)	14,570	14,570
RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	20,000	20,000
1.95%, 03/12/09 (b)(c)(d)	28,660	28,660
Refunding RB
Series 2003C1
4.00%, 01/01/09 (a)(b)(c)	95,500	95,500

See financial notes 21

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Palm Beach Cnty
Airport RB (Galaxy Aviation)
Series 2000A
1.05%, 01/07/09 (a)(b)	6,785	6,785
Public Improvement RB
Series 2008
1.15%, 01/01/09 (a)(c)(d)	8,620	8,620
RB (Norton Gallery and School of Art)
Series 1995
0.89%, 01/07/09 (a)(b)	2,500	2,500
Palm Beach Cnty Health Fac Auth
Refunding Program RB (Pooled Hospital Loan)
Series 1985
1.90%, 01/13/09 (b)	10,000	10,000
1.20%, 02/17/09 (b)	7,300	7,300
Palm Beach Cnty HFA
M/F Housing Refunding RB (Emerald Bay Club Apts)
Series 2004
2.00%, 01/01/09 (a)(b)	7,000	7,000
M/F Housing Refunding RB (Spinnaker Landing Apts)
Series 1998
1.30%, 01/01/09 (a)(b)	2,445	2,445
Palm Beach Cnty SD
COP
Series 2002B
5.35%, 01/01/09 (a)(b)(c)	14,865	14,865
Palm Coast
Utility System RB
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	4,305	4,305
Pinellas Cnty HFA
M/F Housing RB (Greenwood Apts)
Series 2002A
1.45%, 01/01/09 (a)(b)	3,440	3,440
Pinellas Cnty Industry Council
RB (Operation Par)
Series 1999
2.10%, 01/01/09 (a)(b)	3,055	3,055
Polk Cnty IDA
IDRB (Winter Haven Hospital)
Series 2005B
1.10%, 01/02/09 (a)(b)	1,200	1,200
IDRB (Winter Haven Hospital)
Series 2006
1.10%, 01/02/09 (a)(b)	1,500	1,500
Sarasota Cnty
RB (Sarasota Family YMCA)
Series 1999
2.03%, 01/01/09 (a)(b)	440	440
Sarasota Cnty Public Hospital District
Hospital RB (Sarasota Memorial Hospital)
Series 2007B
1.35%, 01/02/09 (a)(b)	10,000	10,000
Seminole Cnty
Water & Sewer RB
Series 2006
1.15%, 01/01/09 (a)(c)(d)	23,780	23,780
Seminole Cnty IDA
IDRB (Amrhein Family LP)
Series 2001
1.10%, 01/07/09 (a)(b)	3,795	3,795
South Florida Water Management District
COP
Series 2006
1.28%, 01/01/09 (a)(c)(d)	12,995	12,995
South Miami Health Facilities Auth
Hospital RB (Baptist Health South Florida Obligated Group)
Series 2007
1.20%, 01/01/09 (a)(c)(d)	1,035	1,035
4.17%, 01/01/09 (a)(c)(d)	13,415	13,415
St. Johns Cnty
Water & Sewer Refunding RB
Series 2006
1.25%, 01/01/09 (a)(b)(c)(d)	10,950	10,950
Sunshine State Government Financing Commission
CP Revenue Notes (Miami-Dade Cnty Program)
Series L
2.75%, 01/20/09 (b)	37,075	37,075
Tallahassee
Energy System RB
Series 2007
1.44%, 01/01/09 (a)(c)(d)	24,750	24,750
1.44%, 01/01/09 (a)(c)(d)	19,805	19,805
Utility Systems RB
Series 2007
1.35%, 01/01/09 (a)(c)(d)	6,785	6,785
Tampa Bay Water Auth
Utility System RB
Series 2002
1.45%, 01/01/09 (a)(b)	4,000	4,000
Utility System RB
Series 2008
1.15%, 01/01/09 (a)(c)(d)	25,765	25,765
Utility System Refunding & Improvement RB
Series 2005
1.30%, 01/01/09 (a)(b)(c)(d)	18,520	18,520
Tohopekaliga Water Auth
Utility System RB
Series 2007
1.20%, 01/01/09 (a)(b)	7,550	7,550
UCF Health Facilities Corp
Capital Improvement RB (UCF Health Sciences Campus at Lake Nona)
Series 2007
2.75%, 01/02/09 (a)(b)	20,000	20,000
Univ of South Florida Research Foundation
RB (Interdisciplinary Research Building)
Series 2004A
2.35%, 01/07/09 (a)(b)	17,455	17,455
Volusia Cnty
Tourist Development Tax RB
Series 2004
1.20%, 01/01/09 (a)(b)(c)(d)	14,375	14,375
Volusia Cnty Health Facilities Auth
Hospital Facilities RB (Memorial Health Systems)
Series 1996
1.76%, 01/01/09 (a)(b)(c)(d)	37,755	37,755
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
1.20%, 01/01/09 (a)(b)(c)(d)	8,115	8,115

		1,953,387

22 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Georgia 2.9%
Alpharetta Development Auth
M/F Housing RB (Parc Alpharetta Seniors)
Series 2006
1.60%, 01/01/09 (a)(b)	21,795	21,795
Atlanta
Water & Wastewater Revenue CP
Series 2006-1
3.00%, 01/22/09 (b)	24,000	24,000
3.00%, 01/22/09 (b)	23,495	23,495
1.68%, 02/05/09 (b)	16,997	16,997
Atlanta Development Auth
Student Housing Facilities RB (Piedmont/Ellis)
Series 2005A
1.20%, 01/01/09 (a)(b)(c)(d)	24,220	24,220
Atlanta Urban Residential Finance Auth
M/F Housing RB (Alta Coventry Station Apts)
Series 2007
1.40%, 01/01/09 (a)(b)	16,000	16,000
M/F Housing RB (Capitol Gateway Apts Phase I)
Series 2005
1.45%, 01/01/09 (a)(b)	2,825	2,825
M/F Housing RB (Delmonte/Brownlee Court)
Series 2001A
1.52%, 01/07/09 (a)(b)	4,420	4,420
M/F Housing RB (Lindbergh City Center Apts)
Series 2004
1.60%, 01/01/09 (a)(b)	22,500	22,500
M/F Housing RB (M St Apts)
Series 2003
1.40%, 01/01/09 (a)(b)	21,000	21,000
M/F Housing RB (Peaks at West Atlanta Apts)
Series 2001
1.10%, 01/07/09 (a)(b)	4,600	4,600
M/F Housing Refunding RB (City Plaza)
Series 1998
4.55%, 12/01/09 (b)	10,195	10,195
M/F Sr Housing RB (Big Bethel Village)
Series 2001
1.10%, 01/07/09 (a)(b)	4,200	4,200
Augusta Housing Auth
M/F Housing RB (G-Hope)
Series 2001
1.52%, 01/07/09 (a)(b)	3,485	3,485
Burke Cnty Development Auth
Pollution Control RB (Georgia Power) Second
Series 1995
3.00%, 01/06/09	25,000	25,000
Clarke Cnty Hospital Auth
Revenue Certificates (Athens Regional Medical Center)
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	33,485	33,485
Clayton Cnty Housing Auth
M/F Housing RB (Hyde Park Club Apts)
Series 1997
0.95%, 01/07/09 (a)(b)	11,395	11,395
Cobb Cnty Housing Auth
M/F Housing RB (Walton Green Apts)
Series 1995
1.88%, 01/01/09 (a)(b)	13,500	13,500
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates
Series 2005B
1.40%, 01/01/09 (a)(b)	1,700	1,700
Columbus Housing Auth
M/F Housing RB (Eagles Trace Apts)
Series 2002
1.10%, 01/07/09 (a)(b)	5,900	5,900
Dalton Development Auth
Revenue Certificates (Hamilton Health Care System)
Series 2003B
1.20%, 01/01/09 (a)(b)	5,220	5,220
DeKalb Cnty
Water & Sewerage RB
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	9,935	9,935
DeKalb Cnty Development Auth
RB (Arbor Montessori School)
Series 1998
1.27%, 01/07/09 (a)(b)	1,000	1,000
DeKalb Cnty Housing Auth
M/F Housing RB (Brittany Apts)
Series 2001
1.23%, 01/01/09 (a)(b)	7,200	7,200
M/F Housing RB (Mountain Crest Apts)
Series 2002
1.10%, 01/07/09 (a)(b)	14,880	14,880
M/F Housing RB (Wesley Club Apts)
Series 2002
1.10%, 01/07/09 (a)(b)	14,000	14,000
Fulton Cnty
Water & Sewerage RB
Series 2004
1.20%, 01/01/09 (a)(b)(c)(d)	13,000	13,000
Fulton Cnty Development Auth
RB (Atlanta International School)
Series 1997
1.27%, 01/07/09 (a)(b)	1,800	1,800
RB (Pace Academy)
Series 2008
1.20%, 01/01/09 (a)(b)	4,500	4,500
RB (Piedmont Healthcare Inc)
Series 2007
0.85%, 01/07/09 (a)(b)	9,000	9,000
Refunding RB (Georgia Tech Facilities)
Series 2008A
0.65%, 01/07/09 (a)(b)	3,500	3,500
Refunding RB (Georgia Tech Facilities)
Series 2008B
0.80%, 01/07/09 (a)(b)	3,500	3,500
Fulton Cnty Housing Auth
M/F Housing RB (Walton Lakes Apts)
Series 2008A
1.10%, 01/07/09 (a)(b)	6,400	6,400
George L. Smith II World Congress Center Auth
Refunding RB (Domed Stadium)
Series 2000
1.46%, 01/01/09 (a)(b)(c)(d)	8,000	8,000
Georgia
GO Bonds
Series 2006G
1.19%, 01/01/09 (a)(c)(d)	8,955	8,955

See financial notes 23

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

GO Refunding Bonds
Series 2007
1.35%, 01/01/09 (a)(c)(d)	8,065	8,065
Gwinnett Cnty SD
GO Bonds
Series 2008
1.15%, 01/01/09 (a)(c)(d)	5,200	5,200
Jefferson Cnty Development Auth
IDRB (Grove River Mills)
Series 1997
2.15%, 01/01/09 (a)(b)	600	600
Lawrenceville Housing Auth
M/F Housing RB (Chatham Club Apts)
Series 2002
1.35%, 01/01/09 (a)(b)	7,500	7,500
Lowndes Cnty Development Auth
M/F Housing RB (FMPH Valdosta)
Series 1999
1.52%, 01/01/09 (a)(b)	4,270	4,270
Macon-Bibb Cnty Hospital Auth
Revenue Anticipation Certificates (Medical Center of Central Georgia)
Series 1998
1.27%, 01/01/09 (a)(b)	4,000	4,000
Marietta Housing Auth
M/F Housing RB (Walton Village Apts)
Series 2005
1.60%, 01/01/09 (a)(b)	14,300	14,300
M/F Housing Refunding RB (Ashton Place Apts)
Series 1990
1.33%, 01/01/09 (a)(b)	2,500	2,500
McDonough Housing Auth
M/F Housing RB (Ashley Woods Apts)
Series 2008
1.90%, 01/01/09 (a)(b)	6,300	6,300
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
1.25%, 01/01/09 (a)(b)(c)(d)	10,335	10,335
1.75%, 01/01/09 (a)(c)(d)	3,766	3,766
Sales Tax Revenue CP Notes
Series 2007D
2.75%, 01/20/09 (c)	4,000	4,000
2.25%, 01/23/09 (c)	23,000	23,000
Miller Cnty Development Auth
IDRB (Birdsong Corp)
Series 2000
1.52%, 01/07/09 (a)(b)	4,100	4,100
Monroe Cnty Development Auth
RB (Georgia Power Company Plant Scherer) First
Series 2008
1.95%, 12/10/09	15,000	15,000
Pooler Development Auth
M/F Housing RB (Alta Towne Lake Apts)
Series 2005
1.45%, 01/01/09 (a)(b)	19,500	19,500
Private Colleges & Univ Auth
RB (Emory Univ)
Series 2008C
1.15%, 01/01/09 (a)(c)(d)	3,840	3,840
Savannah Economic Development Auth
Exempt Facility RB (Georgia Kaolin Terminal)
Series 1997
1.45%, 01/01/09 (a)(b)	6,000	6,000
Exempt Facility RB (Home Depot)
Series 1995B
1.51%, 01/07/09 (a)(b)	11,150	11,150
Savannah Housing Auth
M/F Housing RB (Live Oak Plantation Apts)
Series 2001A1
1.52%, 01/07/09 (a)(b)	5,000	5,000
Summerville Development Auth
Exempt Facility RB (Image Industries)
Series 1997
2.32%, 01/01/09 (a)(b)	11,000	11,000
Walton Cnty Development Auth
RB (Tucker Door & Trim Corp)
Series 2000
1.62%, 01/07/09 (a)(b)	2,000	2,000
Webster Cnty IDA
IDRB (Tolleson Lumber Co)
Series 1999
2.15%, 01/01/09 (a)(b)	4,000	4,000
Winder-Barrow Cnty Joint Development Auth
RB (Republic Services Inc)
Series 2004
1.10%, 01/07/09 (a)(b)	6,400	6,400
Winder-Barrow Industrial Building Auth
IDRB (Progress Container Corp)
Series 2000
1.52%, 01/07/09 (a)(b)	1,765	1,765
Worth Cnty
Refunding IDRB (Seabrook Peanut Co)
Series 1996B
1.52%, 01/07/09 (a)(b)	3,900	3,900

		589,093

Hawaii 0.3%
Hawaii State Housing Finance & Development Corp
M/F Housing RB (Lokahi Ka’U)
Series 2008
1.15%, 01/01/09 (a)(b)	5,200	5,200
Honolulu Board of Water Supply
Water System RB
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	7,000	7,000
Honolulu City & Cnty
GO Bonds
Series 2003A
1.45%, 01/01/09 (a)(c)(d)	14,995	14,995
GO Bonds
Series 2005A
1.20%, 07/01/09	2,470	2,516
Wastewater System RB (First Bond Resolution) Sr
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	16,460	16,460
Wastewater System RB Sr
Series 2005A
1.64%, 01/01/09 (a)(c)(d)	5,845	5,845

		52,016

24 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Idaho 0.2%
Idaho
TAN
Series 2008
0.97%, 06/30/09	2,500	2,525
1.72%, 06/30/09	40,000	40,248
Idaho State Univ Foundation
RB (L.E. & Thelma E. Stephens Performing Arts Center)
Series 2001
1.13%, 01/01/09 (a)(b)	1,965	1,965

		44,738

Illinois 6.7%
Aurora
Collateralized S/F Mortgage RB
Series 2007D1
1.24%, 01/01/09 (a)(b)(c)(d)	10,745	10,745
Bridgeview
GO Project & Refunding Bonds
Series 2008A1
0.91%, 01/07/09 (a)(b)	17,500	17,500
Carol Stream
M/F Housing Refunding RB (St Charles Square)
Series 1997
0.93%, 01/07/09 (a)(b)	4,415	4,415
Chicago
Second Lien Wastewater Transmission Refunding RB
Series 2008C1
1.15%, 01/02/09 (a)(b)	12,000	12,000
Second Lien Wastewater Transmission Refunding RB
Series 2008C2
1.15%, 01/02/09 (a)(b)	5,200	5,200
Second Lien Wastewater Transmission Refunding RB
Series 2008C3
1.15%, 01/02/09 (a)(b)	7,800	7,800
General Airport Third Lien RB
Series 2003B2
3.57%, 01/01/09 (a)(b)(c)(d)	12,125	12,125
General Airport Third Lien RB
Series 2008A
1.25%, 01/01/09 (a)(b)(c)(d)	13,805	13,805
General Airport Third Lien RB
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	4,555	4,555
1.57%, 01/01/09 (a)(b)(c)(d)	14,085	14,085
GO Bonds Refunding
Series 2008A
1.15%, 01/01/09 (a)(c)(d)	3,615	3,615
1.35%, 01/01/09 (a)(c)(d)	5,800	5,800
GO Project & Refunding Bonds
Series 1999A
5.38%, 01/01/09 (b)	3,775	3,813
GO Project & Refunding Bonds
Series 2006A
1.90%, 01/01/09 (a)(c)(d)	22,870	22,870
GO Project & Refunding Bonds
Series 2007A
1.64%, 01/01/09 (a)(c)(d)	26,445	26,445
1.64%, 01/01/09 (a)(c)(d)	33,000	33,000
Second Lien Wastewater Transmission Refunding RB
Series 2006A&B
1.25%, 01/01/09 (a)(b)(c)(d)	11,365	11,365
Second Lien Water Refunding RB
Series 2004-1
1.05%, 01/01/09 (a)(b)	20,000	20,000
Second Lien Water Refunding RB
Series 2004-2
1.05%, 01/01/09 (a)(b)	14,900	14,900
Second Lien Water Refunding RB
Series 2008
2.15%, 01/28/09 (b)(c)(d)	17,870	17,870
Special Facilities RB (O’Hare Tech Center II)
Series 2002
1.45%, 01/01/09 (a)(b)	7,785	7,785
Chicago Board of Education
Unlimited Tax GO Bonds (Dedicated Tax Revenues)
Series 1999A
1.20%, 01/01/09 (a)(b)(c)(d)	14,720	14,720
Community Unit SD No.308
GO School Bonds
Series 2007
1.28%, 01/01/09 (a)(b)(c)(d)	7,180	7,180
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.95%, 01/07/09 (a)(b)	2,500	2,500
Sales TAN
Series 2008
1.58%, 08/03/09	12,000	12,098
Dupage Cnty
RB (Morton Arboretum)
Series 2003
1.20%, 01/01/09 (a)(b)	24,050	24,050
East Dundee
IDRB (Otto Engineering)
Series 1998
1.45%, 01/01/09 (a)(b)	1,330	1,330
Hampshire
IDRB (Poli-Film America)
Series 1998A
1.47%, 01/01/09 (a)(b)	2,000	2,000
Hillside
Economic Development RB (L&J Technologies)
Series 1994
1.20%, 01/07/09 (a)(b)	3,120	3,120
Huntley
Special Tax Bonds (Tures West)
Series 1999A
6.19%, 03/01/09 (b)	6,608	6,795
Illinois
GO Bonds FIRST
Series of June 2000
1.66%, 01/01/09 (a)(c)(d)	7,255	7,255
GO Bonds FIRST
Series of March 2002
1.66%, 01/01/09 (a)(c)(d)	13,425	13,425
GO Bonds
Series of March 2004A
1.15%, 01/02/09 (a)(b)(c)(d)	40,300	40,300
GO Refunding Bonds
Series of June 2006
1.40%, 01/01/09	3,000	3,000

See financial notes 25

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Illinois Development Finance Auth
Economic Development RB (Korex Corp)
Series 1990
1.60%, 01/01/09 (a)(b)	4,000	4,000
IDRB (Arc-Tronics)
Series 1999
1.15%, 01/07/09 (a)(b)	1,180	1,180
IDRB (Camcraft Inc)
Series 1993
2.11%, 01/07/09 (a)(b)	1,200	1,200
IDRB (Radiological Society of North America)
Series 1997
1.15%, 01/01/09 (a)(b)	2,430	2,430
Qualified Residential Rental Bonds (River Oaks)
Series 1989
1.11%, 01/07/09 (a)(b)	32,000	32,000
RB (Aurora Central Catholic High School)
Series 1994
1.15%, 01/07/09 (a)(b)	1,000	1,000
RB (Catholic Charities Housing Development Corp)
Series 1993A
1.00%, 01/07/09 (a)(b)	9,160	9,160
RB (Catholic Charities Housing Development Corp)
Series 1993B
1.00%, 01/07/09 (a)(b)	910	910
RB (FC Harris Pavilion)
Series 1994
1.15%, 01/02/09 (a)(b)	12,460	12,460
RB (Lake Forest Academy)
Series 1994
0.90%, 01/07/09 (a)(b)	4,000	4,000
RB (Perspectives Charter School)
Series 2003
1.35%, 01/01/09 (a)(b)	5,300	5,300
RB (Richard H. Driehaus Museum)
Series 2005
0.90%, 01/07/09 (a)(b)	3,800	3,800
RB (St Ignatius College Prep)
Series 2002
0.90%, 01/07/09 (a)(b)	2,800	2,800
Illinois Educational Facilities Auth
RB (Northwestern Univ)
Series 2003
1.20%, 01/01/09 (a)(c)(d)	14,020	14,020
RB (Univ of Chicago)
Series 2001B1
1.85%, 07/28/09	16,700	16,700
Illinois Finance Auth
RB (Elmhurst Memorial Healthcare)
Series 2008D
0.68%, 01/07/09 (a)(b)	8,600	8,600
RB (Elmhurst Memorial Healthcare)
Series 2008E
0.95%, 01/07/09 (a)(b)	4,500	4,500
RB (Advocate Health Care Network)
Series 2008A1
1.90%, 01/15/09	10,000	10,000
RB (Advocate Health Care Network)
Series 2008B5
0.73%, 01/07/09 (a)(c)	8,635	8,635
RB (Advocate Health Care Network)
Series 2008C2A
0.69%, 01/07/09 (a)(c)	12,500	12,500
RB (Advocate Health Care Network)
Series 2008C3A
0.74%, 01/07/09 (a)(c)	24,000	24,000
RB (Advocate Health Care Network)
Series 2008C3B
0.95%, 01/07/09 (a)(c)	18,975	18,975
RB (Erikson Institute)
Series 2007
1.20%, 01/01/09 (a)(b)	6,000	6,000
RB (Evanston Hospital Corp)
Series 1995
1.50%, 03/26/09	25,000	25,000
RB (Lake Forest College)
Series 2008
0.90%, 01/07/09 (a)(b)	2,500	2,500
RB (LifeSource Corp)
Series 2000
1.08%, 01/01/09 (a)(b)	5,700	5,700
RB (Little Company of Mary Hospital & Health Care Centers)
Series 2008A
0.90%, 01/01/09 (a)(b)	4,890	4,890
RB (OSF Healthcare System)
Series 1999
5.55%, 11/15/09 (b)	1,700	1,788
5.57%, 11/15/09 (b)	5,000	5,269
5.58%, 11/15/09 (b)	800	843
5.77%, 11/15/09 (b)	7,000	7,366
5.79%, 11/15/09 (b)	8,500	8,958
RB (Resurrection Health Care)
Series 2005C
1.05%, 01/01/09 (a)(b)	22,820	22,820
RB (Riverside Health System)
Series 2004
0.80%, 01/07/09 (a)(b)	16,640	16,640
RB (Rockford Memorial Hospital Obligated Group)
Series 2008
1.10%, 01/01/09 (a)(b)	20,300	20,300
RB (Univ of Chicago)
Series 2007
1.15%, 01/01/09 (a)(c)(d)	5,140	5,140
RB (Northwestern Memorial Hospital)
Series 2007A3
1.05%, 01/01/09 (a)(c)	32,125	32,125
Refunding RB (Christian Homes Inc Obligated Group)
Series 2007C
1.90%, 01/01/09 (a)(b)	8,090	8,090
Refunding RB (Edward Hospital Obligated Group)
Series 2008B2
0.80%, 01/07/09 (a)(b)	5,000	5,000
Illinois Housing Development Auth
Homeowner Mortgage RB
Series 2007H2
1.98%, 08/01/09	14,500	14,500
M/F Mortgage Refunding RB (Hyde Park Tower Apts)
Series 2000A
1.40%, 01/07/09 (a)(b)	11,215	11,215
Illinois Toll Highway Auth
Toll Highway Sr Refunding RB
Series 2008A1
5.35%, 01/01/09 (a)(b)(c)	53,000	53,000
Toll Highway Sr Refunding RB
Series 2008A2
4.00%, 01/01/09 (a)(b)(c)	149,175	149,175

26 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Lake Cnty
M/F Housing RB (Whispering Oaks Apts)
Series 2008
1.20%, 01/01/09 (a)(b)	3,250	3,250
Lombard
Refunding IDRB (B&H Partnership)
Series 1995
1.50%, 01/01/09 (a)(b)	1,850	1,850
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 1999A
1.65%, 01/01/09 (a)(c)(d)	9,900	9,900
1.67%, 01/01/09 (a)(c)(d)	9,635	9,635
McCormick Place Expansion Project Bonds
Series 2002A
1.21%, 01/01/09 (a)(c)(d)	10,330	10,330
1.25%, 01/01/09 (a)(b)(c)(d)	6,210	6,210
1.25%, 01/01/09 (a)(b)(c)(d)	6,455	6,455
1.38%, 01/01/09 (a)(c)(d)	2,870	2,870
1.38%, 01/01/09 (a)(c)(d)	5,000	5,000
1.45%, 01/01/09 (a)(c)(d)	6,590	6,590
2.25%, 01/01/09 (a)(c)(d)	10,820	10,820
Refunding RB
Series 1999 A, B & C
1.67%, 01/01/09 (a)(b)(c)(d)	19,000	19,000
Metropolitan Water Reclamation District of Greater Chicago
Limited Tax GO Refunding Bonds
Series C of March 2007
1.00%, 01/01/09 (a)(c)(d)	3,790	3,790
Unlimited Tax GO Refunding Bonds
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	30,785	30,785
Unlimited Tax GO Refunding Bonds
Series 2007B &
Series 2007C
1.40%, 01/01/09 (a)(c)(d)	44,140	44,140
Montgomery Special Service Area No.10
Special Tax Bonds (Blackberry Crossing West)
Series 2004
0.90%, 01/07/09 (a)(b)	5,260	5,260
Northern Illinois Municipal Power Agency
Power Project RB (Prairie State)
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	13,140	13,140
Palatine
Special Facility RB (Little City for Community Development)
Series 1998
1.85%, 01/07/09 (a)(b)	5,000	5,000
Regional Transportation Auth
GO Bonds
Series 2005A
1.25%, 01/01/09 (a)(c)(d)	28,890	28,890
Refunding GO Bonds
Series 1999
1.65%, 01/01/09 (a)(c)(d)	9,900	9,900
1.65%, 01/01/09 (a)(c)(d)	12,055	12,055
Rockford
IDRB (Rockford Industrial Welding Supply)
Series 1996
2.30%, 01/01/09 (a)(b)	2,000	2,000
Schaumburg
GO Bonds
Series 2004B
1.65%, 01/01/09 (a)(b)(c)(d)	18,675	18,675
1.38%, 01/06/09 (a)(b)(c)(d)	6,130	6,130
Southwestern Illinois Development Auth
Refunding IDRB (Holten Meat)
Series 2004
1.60%, 01/01/09 (a)(b)	6,860	6,860
Springfield
Sr Lien Electric RB
Series 2006
1.37%, 01/01/09 (a)(b)(c)(d)	4,950	4,950
Univ of Illinois Board of Trustees
Refunding RB
Series 2008
0.80%, 01/07/09 (a)(b)	9,500	9,500
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
0.95%, 01/07/09 (a)(b)	14,570	14,570
Will Cnty Community HSD No. 210
GO Bonds
Series 2006
1.38%, 01/01/09 (a)(b)(c)(d)	15,305	15,305
Will Cnty Community Unit SD
GO Bonds
Series 2005
2.30%, 01/29/09 (b)(c)(d)	14,705	14,705
Woodridge
M/F Housing Refunding RB (Hinsdale Lake Terrace Apts)
Series 1990
2.42%, 01/02/09 (a)(b)	20,760	20,760
Yorkville
IDRB (FE Wheaton and Co)
Series 1996
2.30%, 01/01/09 (a)(b)	950	950

		1,371,230

Indiana 2.5%
Columbia City
Economic Development RB (Precision Plastics of Indiana Inc)
Series 1997
1.20%, 01/07/09 (a)(b)	2,100	2,100
Elkhart Cnty
Economic Development RB (West Plains Apts)
Series 1998A
2.11%, 01/07/09 (a)(b)	1,640	1,640
Elkhart Cnty Hospital Auth
RB (Elkhart General Hospital Inc)
Series 2008
0.65%, 01/07/09 (a)(b)	13,600	13,600
Evansville
Economic Development RB (The Good Samaritan Home Inc)
Series 2005
3.75%, 01/01/09 (a)(b)	5,995	5,995
Franklin Cnty School Building Corp
First Mortgage Bonds
Series 2000
1.20%, 07/15/09 (b)	1,235	1,265

See financial notes 27

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Indiana Development Finance Auth
IDRB (Big Sky Park)
Series 1999
1.45%, 01/01/09 (a)(b)	3,400	3,400
Indiana Finance Auth
Environmental RB (PSI Energy Inc)
Series 2005B
0.88%, 01/07/09 (a)(b)	10,500	10,500
Highway Refunding RB
Series 2007A
1.13%, 01/01/09 (a)(c)(d)	14,460	14,460
Hospital Refunding RB (Floyd Memorial Hospital & Health Services)
Series 2008
1.35%, 01/02/09 (a)(b)	4,500	4,500
Lease Appropriation Bonds (Convention Center Expansion)
Series 2008A1
1.10%, 01/01/09 (a)(c)	18,950	18,950
Lease Appropriation Bonds (Stadium Project)
Series 2005A1
2.25%, 01/01/09 (a)(c)	23,000	23,000
Lease Appropriation Bonds (Stadium Project)
Series 2005A2
2.25%, 01/01/09 (a)(c)	17,500	17,500
RB (Ascension Health Sr Credit Group)
Series 2008E8
3.40%, 12/15/09	25,000	25,467
RB (Republic Services Inc)
Series 2005
1.10%, 01/07/09 (a)(b)	7,500	7,500
RB (Sisters of St. Francis Health Services Inc Obligated Group)
Series 2008F
0.85%, 01/01/09 (a)(b)	5,000	5,000
RB (Sisters of St. Francis Health Services Inc. Obligated Group)
Series 2008G
0.85%, 01/01/09 (a)(b)	5,250	5,250
Refunding RB (Sisters of St. Francis Health Services Inc Obligated Group)
Series 2008A
0.95%, 01/01/09 (a)(b)	17,865	17,865
Refunding RB (Sisters of St. Francis Health Services Inc Obligated Group)
Series 2008C
2.15%, 01/28/09 (c)(d)	14,705	14,705
Refunding RB (Trinity Health Credit Group)
Series 2008 D1
1.00%, 01/01/09 (a)	21,000	21,000
Refunding RB (Trinity Health Credit Group)
Series 2008 D2
1.00%, 01/01/09 (a)	21,250	21,250
Refunding RB (Wabash Valley & Rockville Correctional Facilities)
Series 2003C&D
1.20%, 01/01/09 (a)(c)(d)	6,815	6,815
Indiana Health & Educational Facility Financing Auth
Educational Facilities RB (Univ of Evansville)
Series 2007
2.75%, 01/02/09 (a)(b)	700	700
Hospital RB (Jackson Cnty Schneck Memorial Hospital)
Series 2006B
2.60%, 01/02/09 (a)(b)	19,695	19,695
RB (Ascension Health Sr Credit Group)
Series 2006
1.25%, 01/01/09 (a)(b)(c)(d)	30,890	30,890
Indiana Health Facility Financing Auth
Hospital RB (Deaconess Hospital)
Series 1992
2.15%, 01/07/09 (a)(b)	13,000	13,000
RB (Ascension Health Sr Credit Group)
Series 2008E
1.75%, 05/01/09	31,875	31,875
RB (Ascension Health Sr Credit Group)
Series 2008E6
1.75%, 04/01/09	5,000	5,000
Indiana HFA
S/F Mortgage RB
Series 2004B2 & 2005C2
1.50%, 01/01/09 (a)(c)(d)	1,750	1,750
S/F Mortgage RB
Series 2007A
1.35%, 01/01/09 (a)(c)(d)	4,765	4,765
Indianapolis
M/F Housing RB (Nora Pines Apts)
Series 2001
1.30%, 01/01/09 (a)(b)	9,275	9,275
Indianapolis Local Public Improvement Bond Bank
Airport Bonds
Series 2006F
3.63%, 01/01/09 (a)(b)(c)(d)	5,210	5,210
Airport Bonds
Series 2008C2
3.00%, 01/07/09 (a)(b)(c)	12,500	12,500
Airport Bonds
Series 2008C5
3.00%, 01/07/09 (a)(b)(c)	20,000	20,000
Airport RB
Series 2004I
1.26%, 01/01/09 (a)(b)(c)(d)	11,295	11,295
Waterworks Project Bonds
Series 2002A
1.20%, 01/01/09 (a)(b)(c)(d)	17,495	17,495
Lawrenceburg
Pollution Control Refunding RB (Indiana Michigan Power Co)
Series H
1.10%, 01/01/09 (a)(b)	15,900	15,900
Middlebury Schools Building Corp
First Mortgage Bonds
Series 2006A
1.15%, 01/01/09 (a)(b)(c)(d)	10,127	10,127
Morgan Cnty
Economic Development RB (Morgan Hospital & Medical Center)
Series 2002B
3.75%, 01/01/09 (a)(b)	10,985	10,985
St Joseph Cnty
Economic Development RB (Corby Apts)
Series 1997B
2.11%, 01/07/09 (a)(b)	3,265	3,265
Economic Development RB (Pin Oaks Apts)
Series 1997A
2.11%, 01/07/09 (a)(b)	1,000	1,000
Economic Development RB (Western Manor Apts)
Series 1997C
2.11%, 01/07/09 (a)(b)	2,130	2,130

28 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Vigo Cnty
Economic Development RB (Republic Services Inc)
Series 2003
1.10%, 01/07/09 (a)(b)	5,000	5,000
Economic Development RB (Sisters of Providence)
Series 2001
1.50%, 01/01/09 (a)(b)	3,500	3,500
Wayne Township School Building Corp
First Mortgage Refunding Bonds
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	5,115	5,115
Whiting
Environmental Facilities RB (BP Products North America)
Series 2008
1.20%, 06/01/09	32,000	32,000

		514,234

Iowa 0.4%
Des Moines Metropolitan Wastewater Reclamation Auth
Sewer RB
Series 2004B
1.15%, 01/01/09 (a)(b)(c)(d)	6,450	6,450
Iowa Finance Auth
M/F Housing RB (Country Club Village)
Series 2006
1.55%, 01/01/09 (a)(b)	11,370	11,370
Solid Waste Disposal RB (MidAmerican Energy)
Series 2008A
1.30%, 01/07/09 (a)	11,000	11,000
Iowa Higher Education Loan Auth
Private College Facility RB (Graceland Univ)
Series 2003
1.20%, 01/01/09 (a)(b)	2,000	2,000
Iowa School Corps
Cash Anticipation Program Warrant Certificates
Series 2007-2008B
2.65%, 01/23/09 (b)	10,500	10,507
Cash Anticipation Program Warrant Certificates
Series 2008-2009A
1.75%, 06/25/09 (b)	50,000	50,412

		91,739

Kansas 0.1%
Kansas Development Finance Auth
M/F Housing RB (Saddlewood Apts)
Series 2004M
2.30%, 01/01/09 (a)(b)	7,460	7,460
Kansas State Department of Transportation
Highway Refunding RB
Series 2002A
1.30%, 09/01/09	6,780	6,945

		14,405

Kentucky 0.9%
Boone Cnty
Pollution Control Refunding RB (Duke Energy Kentucky)
Series 2008A
1.75%, 01/01/09 (a)(b)	7,000	7,000
Boyle Cnty
Hospital RB (Ephraim McDowell Health)
Series 2006
3.63%, 01/01/09 (a)(b)	18,000	18,000
Carroll Cnty
Solid Waste Disposal Revenue & Refunding RB (Celotex Corp)
Series 2000
1.75%, 01/01/09 (a)(b)	12,790	12,790
Henderson
Hospital Facilities RB (Community United Methodist Hospital)
Series 2003B
2.75%, 01/02/09 (a)(b)	21,025	21,025
Jefferson Cnty
M/F Housing Refunding RB (Camden Brookside Apts)
Series 2002
1.16%, 01/01/09 (a)(b)	8,900	8,900
Kentucky Asset/Liability Commission
General Fund Project Notes Second
Series 2005A1 & A2
2.50%, 01/20/09 (c)	50,000	50,000
General Fund TRAN
Series 2008A
1.78%, 06/25/09	10,000	10,057
Kentucky Housing Corp
Housing RB
Series 2002A
1.45%, 01/07/09 (a)(c)(d)	2,350	2,350
Housing RB
Series Q
1.43%, 01/01/09 (a)(c)(d)	3,745	3,745
Kentucky Turnpike Auth
Road RB (Revitalization Projects)
Series 2008A
1.15%, 01/01/09 (a)(c)(d)	2,625	2,625
Lexington-Fayette Urban Cnty Airport Board
Government GO Refunding RB
Series 2008A
1.40%, 01/02/09 (a)(b)	8,875	8,875
Louisville & Jefferson Cnty Metro Sewer District
Sewage & Drainage System RB
Series 1999A
1.44%, 01/01/09 (a)(b)(c)(d)	5,600	5,600
Louisville/Jefferson Cnty Metro Government
GO BAN 2008A
1.10%, 12/01/09	8,800	8,912
Mason Cnty
Pollution Control RB (East Kentucky Power Cooperative) Pooled Series 1984B2
1.50%, 01/07/09 (a)(b)	11,080	11,080
Pollution Control RB (East Kentucky Power Cooperative) Pooled Series 1984B3
1.50%, 01/07/09 (a)(b)	10,040	10,040
Mayfield
RB (Kentucky League of Cities Funding Trust Pooled Lease Financing Program)
Series 1996
2.20%, 01/07/09 (a)(b)	5,930	5,930
Richmond
IDRB (Mikron)
Series 1995
1.05%, 01/07/09 (a)(b)	1,250	1,250

		188,179

See financial notes 29

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Louisiana 1.9%
East Baton Rouge
Road & Street Improvement Sales Tax Refunding RB
Series 2008A
2.50%, 01/07/09 (a)(b)	5,000	5,000
Jefferson Parish Hospital Disctrict No. 1
Hospital RB (West Jefferson Medical Center)
Series 2004A
5.47%, 01/01/10 (b)	40,000	41,880
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
1.25%, 01/01/09 (a)(b)(c)(d)	875	875
Lake Charles Harbor & Terminal District
RB (Lake Charles Cogeneration)
Series 2008
2.25%, 03/15/09	50,000	50,000
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	3,405	3,405
Gasoline & Fuels Tax RB
Series 2006A
1.25%, 01/01/09 (a)(b)(c)(d)	20,760	20,760
Louisiana Housing Finance Agency
M/F Housing RB (Jefferson Lakes Apts)
Series 2007
1.50%, 01/01/09 (a)(b)	14,900	14,900
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Bossier Public Improvement)
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	18,195	18,195
RB (Univ of Louisiana-Monroe)
Series 2004C
1.50%, 01/01/09 (a)(b)	10,000	10,000
Louisiana Municipal Natural Gas Purchasing & Distribution Auth
RB (Gas Project No. 1)
Series 2006
1.28%, 01/01/09 (a)(b)(c)(d)	45,040	45,040
Louisiana Public Facilities Auth
RB (Dynamic Fuels LLC)
Series 2008
1.00%, 01/02/09 (a)(b)	5,000	5,000
RB (Hurricane Recovery Program)
Series 2007
1.57%, 01/01/09 (a)(b)(c)(d)	21,905	21,905
Refunding RB (Tulane Univ of Louisiana)
Series 2007A1
1.37%, 01/01/09 (a)(b)(c)(d)	10,000	10,000
Louisiana State Univ Agricultural & Mechanical College
Auxiliary RB
Series 2006
1.15%, 01/01/09 (a)(b)(c)(d)	27,565	27,565
New Orleans IDB
M/F Housing RB (3700 Orleans)
Series 2000
1.38%, 01/01/09 (a)(b)	29,000	29,000
St. James Parish
Pollution Control Refunding RB (Texaco)
Series 1988A
0.95%, 03/05/09	59,030	59,030
Pollution Control Refunding RB (Texaco)
Series 1988B
0.95%, 03/05/09	39,030	39,030

		401,585

Maine 0.4%
Maine Finance Auth
RB (Jackson Laboratory)
Series 2002
1.40%, 01/01/09 (a)(b)	5,170	5,170
Maine Health & Educational Facilities Auth
RB
Series 2006F
1.15%, 01/01/09 (a)(b)(c)(d)	15,050	15,050
Maine State Housing Auth
Mortgage Purchase Bonds
Series 2006E2
1.44%, 01/01/09 (a)(c)(d)	5,510	5,510
Mortgage Purchase Bonds
Series 2008B
1.45%, 01/01/09 (a)(c)	4,000	4,000
Mortgage Purchase Bonds
Series 2008D
1.50%, 01/01/09 (a)(c)	6,500	6,500
Mortgage Purchase Bonds
Series 2008E1
3.20%, 01/01/09 (a)(c)	5,000	5,000
Mortgage Purchase Bonds
Series 2008E2
3.60%, 01/01/09 (a)(c)	5,000	5,000
Mortgage Purchase Bonds
Series 2008I
2.00%, 12/16/09	33,000	33,000

		79,230

Maryland 1.2%
Maryland Community Development Administration
RB
Series 2007D
1.40%, 01/07/09 (a)(c)(d)	3,585	3,585
Maryland Economic Development Corp
IDRB (Dixon Valve & Coupling Co)
Series 1998
1.40%, 01/07/09 (a)(b)	10	10
Maryland Energy Financing Administration
Limited Obligation Local District Cooling Facilities RB (Comfort Link)
Series 2001
1.10%, 01/07/09 (a)(b)	10,000	10,000
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series E
2.50%, 01/07/09 (b)	26,100	26,100
CP Revenue Notes (The John Hopkins Health System)
Series F
0.88%, 04/07/09 (b)	41,550	41,550

30 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Mortgage RB (Western Maryland Health System)
Series 2006A
1.95%, 03/12/09 (b)(c)(d)	14,695	14,695
Project & Refunding RB (Mercy Center)
Series 1996
1.21%, 01/01/09 (b)	18,185	18,185
RB (Adventist Health Care)
Series 2004A
1.20%, 01/01/09 (a)(b)	13,900	13,900
RB (Frederick Memorial Hospital)
Series 2008
0.95%, 01/07/09 (a)(b)	8,000	8,000
RB (Kennedy Krieger)
Series 2006
1.27%, 01/01/09 (a)(b)	8,975	8,975
RB (LifeBridge Health)
Series 2008
1.28%, 01/01/09 (a)(b)(c)(d)	9,100	9,100
1.48%, 01/01/09 (a)(b)(c)(d)	9,000	9,000
1.48%, 01/01/09 (a)(b)(c)(d)	7,755	7,755
RB (MedStar Health)
Series 2007
1.38%, 01/01/09 (a)(b)(c)(d)	13,000	13,000
RB (Sheppard Pratt)
Series 2003B
1.27%, 01/01/09 (a)(b)	6,895	6,895
RB (The John Hopkins Univ)
Series 2008A
1.15%, 01/01/09 (a)(c)(d)	3,850	3,850
RB (Univ of Maryland Medical System)
Series 2008A
1.15%, 01/01/09 (a)(b)	7,000	7,000
RB (Univ of Maryland Medical System)
Series 2008E
1.22%, 01/01/09 (a)(b)	7,000	7,000
RB (Upper Chesapeake Hospitals)
Series 2008B
0.95%, 01/07/09 (a)(b)	5,780	5,780
Maryland State Economic Development Corp
RB (Constellation Energy Inc)
Series 2007
1.70%, 01/01/09 (a)(b)	13,000	13,000
Montgomery Cnty Housing Opportunities Commission
Housing Development Bonds 2008 Issue A
1.04%, 01/01/10	8,250	8,328
Housing RB (Oakfield Apts)
Series 2005I
0.75%, 01/07/09 (a)(b)	6,550	6,550
Univ System of Maryland
Revolving Loan Program Bonds
Series 2003A
2.05%, 06/01/09	9,250	9,250

		251,508

Massachusetts 2.0%
Gloucester
BAN
2.40%, 09/18/09	25,000	25,060
Lowell
BAN
Series A
1.75%, 09/18/09	5,110	5,146
Massachusetts
CP
Series F
1.05%, 02/11/09 (c)	5,000	5,000
1.05%, 02/12/09 (c)	5,000	5,000
CP
Series G
1.00%, 03/12/09 (c)	11,000	11,000
CP
Series H
0.80%, 03/17/09 (c)	11,250	11,250
GO Bonds Consolidated Loan
Series 1998C
1.65%, 01/01/09 (a)(c)(d)	3,485	3,485
GO Bonds Consolidated Loan
Series 2001D
1.65%, 01/01/09 (a)(c)(d)	2,785	2,785
GO Bonds Consolidated Loan
Series 2004A
2.25%, 01/01/09 (a)(c)(d)	3,950	3,950
GO Bonds Consolidated Loan
Series 2006B
1.15%, 01/02/09 (a)(c)	2,000	2,000
GO Bonds Consolidated Loan
Series 2007C
1.44%, 01/01/09 (a)(c)(d)	15,280	15,280
1.64%, 01/01/09 (a)(c)(d)	3,000	3,000
4.78%, 01/01/09 (a)(c)(d)	10,500	10,500
GO RAN
Series 2008B
2.20%, 04/30/09	50,000	50,290
GO RAN
Series 2008C
2.20%, 05/29/09	48,000	48,345
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2006A
1.15%, 01/01/09 (a)(c)(d)	14,980	14,980
Massachusetts Development Finance Agency
M/F Housing RB (Archstone Reading Apts)
Series 2004A
1.38%, 01/01/09 (a)(b)	12,560	12,560
M/F Housing RB (Midway Studios)
Series 2003A
1.35%, 01/01/09 (a)(b)	10,000	10,000
M/F Housing Refunding RB (Kensington at Chelmsford)
Series 2002
1.50%, 01/01/09 (a)(b)	15,750	15,750
RB (Abby Kelley Foster Charter Public School)
Series 2008
1.15%, 01/01/09 (a)(b)	3,000	3,000
RB (Boston Children’s Museum)
Series 2006
0.70%, 01/07/09 (a)(b)	9,250	9,250
RB (Boston Univ)
Series T1
1.26%, 01/01/09 (a)(b)(c)(d)	6,900	6,900
RB (Olin College)
Series 2008C3
0.90%, 01/02/09 (a)(b)	2,040	2,040
RB (YMCA of Greater Boston)
Series 2004A
1.15%, 01/01/09 (a)(b)	500	500

See financial notes 31

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (Wentworth Institute of Technology)
Series 2008
1.48%, 01/01/09 (a)(b)	4,855	4,855
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
2.85%, 07/09/09	4,845	4,845
RB (Boston College)
Series M1 & M2
1.35%, 01/01/09 (a)(c)(d)	2,190	2,190
RB (Massachusetts Institute of Technology)
Series 2008N
1.15%, 01/01/09 (a)(c)(d)	2,335	2,335
RB (Massachusetts Institute of Technology)
Series K
1.20%, 01/01/09 (a)(c)(d)	15,510	15,510
RB (Partners HealthCare System)
Series 2008H1
1.05%, 06/10/09	8,000	8,000
RB (South Shore Hospital)
Series 2008G
1.40%, 01/01/09 (a)(b)(c)	10,065	10,065
Massachusetts HFA
Housing Bonds
Series 2005D
4.75%, 01/01/09 (a)(c)(d)	7,830	7,830
S/F Housing RB
Series 122
1.33%, 01/01/09 (a)(c)(d)	10,110	10,110
Massachusetts School Building Auth
CP
Series A
2.25%, 01/14/09	6,000	6,000
Dedicated Sales Tax Bonds
Series 2005A
1.64%, 01/01/09 (a)(c)(d)	12,870	12,870
1.68%, 01/01/09 (a)(c)(d)	4,640	4,640
1.70%, 01/01/09 (a)(c)(d)	1,700	1,700
1.85%, 01/01/09 (a)(c)(d)	3,100	3,100
Dedicated Sales Tax Bonds
Series 2007A
1.63%, 01/01/09 (a)(c)(d)	5,400	5,400
Massachusetts Water Pollution Abatement Trust
Pool Program Bonds
Series 13
1.18%, 01/01/09 (a)(c)(d)	5	5
Pool Program Refunding Bonds
Series 2006
2.50%, 01/01/09 (a)(c)(d)	8,195	8,195
Massachusetts Water Resources Auth
General RB
Series 2002J
2.42%, 01/01/09 (a)(c)(d)	5,645	5,645
4.42%, 01/01/09 (a)(b)(c)(d)	7,500	7,500
Silver Lake Regional SD
GO BAN
2.10%, 08/21/09	6,900	6,960

		404,826

Michigan 2.2%
Detroit
TAN
Series 2008
1.80%, 03/31/09 (b)	17,000	17,070
Detroit SD
School Building & Site Improvement Bonds (Unlimited Tax GO)
Series 2001A
1.75%, 01/01/09 (a)(b)(c)(d)	4,620	4,620
School Building & Site Improvement Refunding Bonds (Unlimited Tax GO)
Series 2005A
1.42%, 01/01/09 (a)(b)(c)(d)	10,820	10,820
1.75%, 01/01/09 (a)(b)(c)(d)	8,500	8,500
1.75%, 01/01/09 (a)(b)(c)(d)	12,785	12,785
Detroit Sewage Disposal System
Second Lien RB
Series 2001B
1.25%, 01/01/09 (a)(b)(c)(d)	12,140	12,140
Eastern Michigan Univ Board of Regents
General Refunding RB
Series 2008
5.00%, 01/01/09 (a)(b)	52,995	52,995
Kent Hospital Finance Auth
Refunding RB (Spectrum Health System)
Series 2008B3
0.68%, 01/07/09 (a)(c)	4,000	4,000
Michigan
Grant Anticipation Bonds
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	9,495	9,495
Michigan Higher Education Facilities Auth
Limited Obligation Refunding RB (Hope College)
Series 2004
1.40%, 01/01/09 (a)(b)	3,430	3,430
Michigan Housing Development Auth
Rental Housing RB
Series 2000A
1.00%, 01/07/09 (a)(c)	25,000	25,000
Rental Housing RB
Series 2006D
2.03%, 01/01/09 (a)(c)(d)	5,250	5,250
S/F Mortgage RB
Series 2007D
1.45%, 01/01/09 (a)(c)	16,600	16,600
1.90%, 01/06/09	17,000	17,000
S/F Mortgage RB
Series 2007E
1.75%, 01/07/09 (a)(c)	40,000	40,000
S/F Mortgage RB
Series 2007F
1.15%, 01/07/09 (a)(c)	30,000	30,000
Michigan Job Development Auth
Limited Obligation RB (Frankenmuth Bavarian Inn Motor Lodge)
Series 1985
1.75%, 01/02/09 (a)(b)	7,100	7,100
Michigan State Building Auth
CP Notes
Series 5
0.85%, 02/12/09 (b)	9,185	9,185

32 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB (Facilities Program)
Series 2005I
1.25%, 01/01/09 (a)(b)(c)(d)	4,525	4,525
Refunding RB (Facilities Program)
Series 2006-IA
3.42%, 01/01/09 (a)(b)(c)(d)	1,836	1,836
Michigan State Hospital Finance Auth
Healthcare Equipment Loan Program Bonds (Installment #18)
Series C
3.34%, 01/07/09 (a)(b)	7,500	7,500
Hospital RB (Henry Ford Health System)
Series 1999A
5.32%, 11/15/09 (b)	1,945	2,043
RB (Ascension Health Credit Group)
Series 1999A
5.05%, 11/15/09 (b)	2,000	2,097
5.58%, 11/15/09 (b)	10,000	10,534
Michigan State Strategic Fund
Limited Obligation RB (American Cancer Society)
Series 2000
1.27%, 01/01/09 (a)(b)	2,745	2,745
Limited Obligation RB (Consumers Energy Company)
Series 2005
0.87%, 01/07/09 (a)(b)	7,000	7,000
Limited Obligation RB (Diocese of Grand Rapids Educational & Cathedral Square)
Series 2007
2.75%, 01/02/09 (a)(b)	23,360	23,360
Limited Obligation RB (Metaltec Steel Abrasive Co)
Series 2006
1.70%, 01/01/09 (a)(b)	2,230	2,230
Limited Obligation RB (Ritz Craft Corp of Michigan)
Series 1999
3.40%, 01/01/09 (a)(b)	4,060	4,060
Limited Obligation RB (United Machining)
Series 1998
1.40%, 01/01/09 (a)(b)	2,600	2,600
Limited Obligation Refunding RB (Detroit Edison Co)
Series 2008ET
0.80%, 01/07/09 (a)(b)	10,000	10,000
Limited Obligation Refunding RB (Van Andel Research Institute)
Series 2008
0.65%, 01/07/09 (a)(b)	25,000	25,000
Oakland Cnty
Limited Obligation RB (Husky Envelope Products)
Series 1999
1.40%, 01/01/09 (a)(b)	1,060	1,060
Oakland Cnty Economic Development Corp
Limited Obligation RB (Detroit Skating Club)
Series 2005
2.75%, 01/02/09 (a)(b)	5,590	5,590
Wayne Cnty Airport Auth
Airport RB
Series 2007
1.41%, 01/01/09 (a)(b)(c)(d)	9,500	9,500
Airport Refunding RB
Series 2008D
3.00%, 01/01/09 (a)(b)	20,600	20,600
RB
Series 2005
1.45%, 01/01/09 (a)(b)(c)(d)	24,750	24,750
Refunding RB
Series 2008C
3.00%, 01/01/09 (a)(b)	10,290	10,290

		463,310

Minnesota 1.1%
Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System)
Series 1993C & 1993E
1.29%, 01/01/09 (a)(b)(c)(d)	15,200	15,200
East Grand Forks
Refunding RB (American Crystal Sugar Co)
Series 2008
1.75%, 01/01/09 (a)(b)	19,350	19,350
Eden Prairie
M/F Housing RB (Eden Prairie Leased Housing Associates I)
Series 2003A
1.35%, 01/02/09 (a)(b)	17,500	17,500
Hennepin Cnty Housing & Redevelopment Auth
M/F Housing Refunding RB (Stone Arch Apts)
Series 2002
1.55%, 01/01/09 (a)(b)	2,800	2,800
Mendota Heights
Refunding IDRB (Dakota Business Plaza)
Series 2000
1.38%, 01/01/09 (a)(b)	2,300	2,300
Minneapolis
RB (Fairview Health Services)
Series 2008C
0.66%, 01/07/09 (a)(b)	5,800	5,800
RB (Fairview Health Services)
Series 2008D
0.75%, 01/07/09 (a)(b)	2,300	2,300
RB (Fairview Health Services)
Series 2008E
0.64%, 01/07/09 (a)(b)	4,000	4,000
Minneapolis-St. Paul Metropolitan Airports Commission
Subordinate Airport RB
Series 2005A
1.24%, 01/01/09 (a)(b)(c)(d)	3,405	3,405
Minnesota
COP Aid Anticipation
Series 2008
1.65%, 09/04/09	12,000	12,107
Minnesota Agricultural & Economic Development Board
RB (Evangelical Lutheran Good Samaritan Society)
Series 1996
1.30%, 01/01/09 (a)(b)	7,200	7,200
Minnesota HFA
Residential Housing Finance Bonds
Series 2005M
1.25%, 01/01/09 (a)(c)	1,785	1,785
Minnesota Higher Education Facilities Auth
RB (Hamline Univ of Minnesota)
Series Six-E1
1.20%, 01/01/09 (a)(b)	2,135	2,135
RB (Hamline Univ of Minnesota)
Series Six-E2
1.20%, 01/01/09 (a)(b)	3,715	3,715

See financial notes 33

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Minnesota Housing Finance Auth
Limited Obligation Bonds Draw Down
Series 2008-2
1.35%, 01/01/09 (a)(b)(c)(d)	25,000	25,000
Residential Housing Finance Bonds
Series 2006G
1.44%, 01/01/09 (a)(c)(d)	4,990	4,990
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
1.68%, 05/07/09	10,000	10,000
Health Care Facilities RB (Mayo Foundation)
Series 2000A
2.25%, 01/13/09 (c)	21,000	21,000
St. Cloud
Health Care RB (CentraCare Health System)
Series 2008A
1.23%, 01/01/09 (a)(b)(c)	7,780	7,780
Health Care RB (CentraCare Health System)
Series 2008B
1.23%, 01/01/09 (a)(b)(c)	5,310	5,310
Health Care RB (CentraCare Health System)
Series 2008C
1.28%, 01/01/09 (a)(b)(c)	5,000	5,000
St. Louis Park
M/F Housing RB (At The Park)
Series 2002A
1.40%, 01/02/09 (a)(b)	3,300	3,300
Refunding RB (Park Nicollet Health Services)
Series 2008 B1
1.05%, 01/01/09 (a)(b)	8,500	8,500
St. Paul Housing & Redevelopment Auth
District Heating RB
Series 1999D
4.17%, 01/02/09 (a)(b)	2,590	2,590
Western Minnesota Municipal Power Agency
Power Supply RB
Series 2006A
1.15%, 01/01/09 (a)(b)(c)(d)	27,690	27,690

		220,757

Mississippi 0.9%
Mississippi
GO Capital Improvements Bonds
Series 2003E
2.00%, 01/07/09 (a)(c)	71,755	71,755
Mississippi Business Finance Corp
IDRB (Electric Mills Wood Preserving)
Series 1999
1.90%, 01/01/09 (a)(b)	5,000	5,000
RB (200 Renaissance LLC)
Series 2008
1.15%, 01/08/09 (a)(b)(f)	25,640	25,640
RB (Gulfport Promenade LLC)
Series 2007
1.50%, 01/01/09 (a)(b)	7,000	7,000
RB (Jackson Medical Mall Foundation)
Series 2008A
1.15%, 01/01/09 (a)(b)	5,105	5,105
RB (Wis-Pak of Hattiesburg LLC)
Series 2008A
1.23%, 01/01/09 (a)(b)	25,400	25,400
Mississippi Home Corp
M/F Housing RB (Edgewood Manor Apts)
Series 2008-2
1.60%, 01/01/09 (a)(b)	6,750	6,750
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care)
Series 2004B2
2.50%, 02/05/09	10,000	10,000
RB (North Mississippi Health Services)
Series 2001-1
0.85%, 01/01/09 (a)	13,200	13,200
RB (North Mississippi Health Services)
Series 2003-1
0.85%, 01/01/09 (a)	10,405	10,405
RB (North Mississippi Health Services)
Series 2003-2
0.85%, 01/01/09 (a)	9,725	9,725

		189,980

Missouri 1.8%
Bi-State Development Agency of the Missouri-Illinois Metropolitan District
Subordinate Mass Transit Sales Tax Appropriation Bonds (Metrolink Cross Cnty Extension)
Series 2005A
3.83%, 10/01/09 (b)	29,575	30,152
3.88%, 10/01/09 (b)	275	278
Blue Springs IDA
M/F Housing RB (Autumn Place Apts)
Series 2004
1.30%, 01/01/09 (a)(b)	8,600	8,600
Bridgeton IDA
IDRB (Stolze Printing)
Series 2006
2.05%, 01/01/09 (a)(b)	4,915	4,915
Jackson Cnty IDA
Health Facilities RB (Kansas City Hospice)
Series 2005
3.75%, 01/07/09 (a)(b)	4,550	4,550
Kansas City
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center)
Series 2008E
0.71%, 01/07/09 (a)(b)	11,625	11,625
Special Obligation Refunding Bonds (H. Roe Bartle Convention Center)
Series 2008F
1.75%, 01/07/09 (a)(b)	3,200	3,200
Kansas City IDA
M/F Housing RB (Clay Terrace Apts)
Series 2006
1.45%, 01/01/09 (a)(b)	10,500	10,500
M/F Housing RB (Timberlane Village Apts)
Series 1986
2.60%, 01/01/09 (a)(b)	18,400	18,400
Missouri Development Finance Board
Air Cargo Facility Improvement & Refunding RB (St. Louis Air Cargo Services)
Series 2000
1.33%, 01/01/09 (a)(b)	12,000	12,000

34 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Missouri Health & Educational Facilities Auth
Health Care Facilities RB (BJC Health System)
Series 2008C
1.10%, 01/01/09 (a)(c)	5,000	5,000
Health Facilities RB (Cox Health)
Series 2008B
0.60%, 02/04/09 (b)	10,000	10,000
Health Facilities RB (SSM Health Care)
Series 2005C4
1.75%, 01/07/09 (a)(b)(c)	7,150	7,150
Health Facilities RB (SSM Healthcare)
Series 2005B
1.42%, 01/01/09 (a)(c)(d)	39,400	39,400
Health Facilities RB (St. Luke’s Health System Inc)
Series 2008A
0.70%, 01/07/09 (a)(b)	8,350	8,350
Health Facilities RB (St. Luke’s Health System Inc)
Series 2008B
0.70%, 01/07/09 (a)(b)	7,500	7,500
RB (Washington Univ)
Series 2008A
1.35%, 01/01/09 (a)(c)(d)	4,500	4,500
Missouri Higher Education Loan Auth
Student Loan RB Sr
Series 2008 A2
1.45%, 01/01/09 (a)(b)	56,250	56,250
Missouri Housing Development Commission
S/F Mortgage RB (Homeownership Loan Program)
Series 2004A1
1.50%, 01/01/09 (a)(c)(d)	3,225	3,225
Missouri Joint Municipal Electric Utility Commission
Power Project RB (Prairie State)
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	12,175	12,175
Missouri Public Utilities Commission
Interim Construction Notes
Series 2008
2.00%, 08/15/09	10,000	10,061
Springfield
Public Utility RB
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	30,485	30,485
Springfield IDA
RB (EDCO Group Inc)
Series 2007
1.97%, 01/01/09 (a)(b)	3,800	3,800
St. Charles Cnty IDA
IDRB (Patriot Machine)
Series 2007
2.05%, 01/01/09 (a)(b)	6,815	6,815
IDRB (Trinity Manufacturing)
Series 2006
2.05%, 01/01/09 (a)(b)	3,880	3,880
M/F Housing Refunding RB (Time Centre Apts Phase I)
Series 2004A
1.89%, 01/01/09 (a)(b)	15,600	15,600
M/F Housing Refunding RB (Time Centre Apts Phase II)
Series 2004B
1.93%, 01/01/09 (a)(b)	4,500	4,500
St. Louis Cnty IDA
IDRB (Kessler Container)
Series 1997A
1.45%, 01/01/09 (a)(b)	1,400	1,400
M/F Housing RB (Black Forest Apts)
Series 1997
1.35%, 01/01/09 (a)(b)	4,000	4,000
M/F Housing RB (Southwest Crossing)
Series 2001
1.42%, 01/01/09 (a)(b)	9,500	9,500
M/F Housing RB (Whispering Lakes Apts)
Series 1995
1.35%, 01/01/09 (a)(b)	7,435	7,435
M/F Housing Refunding RB (Merchandise Mart Apts)
Series 2005A
1.38%, 01/01/09 (a)(b)	20,475	20,475
Washington IDA
IDRB (Clemco Industries)
Series 1997
2.08%, 01/01/09 (a)(b)	2,970	2,970
IDRB (Pauwels Transformers)
Series 1995
1.45%, 01/01/09 (a)(b)	2,000	2,000

		380,691

Nebraska 0.8%
Douglas Cnty Hospital Auth No.2
Health Facilities Refunding RB (Nebraska Methodist Health System)
Series 2008
1.38%, 01/01/09 (a)(b)(c)(d)	5,030	5,030
Madison Cnty Hospital Auth No.1
Hospital RB (Faith Regional Health Services)
Series 2008B
1.18%, 01/01/09 (a)(b)	4,000	4,000
Nebraska Investment Finance Auth
S/F Housing RB
Series 2006F
1.44%, 01/01/09 (a)(c)(d)	8,285	8,285
S/F Housing RB
Series 2007D
0.95%, 01/07/09 (a)(c)	12,010	12,010
Nebraska Public Power District
General RB
Series 2003A
1.39%, 01/01/09 (a)(b)(c)(d)	10,665	10,665
General RB
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	24,800	24,800
1.38%, 01/01/09 (a)(b)(c)(d)	17,995	17,995
General RB
Series 2007B
1.17%, 01/01/09 (a)(b)(c)(d)	4,975	4,975
Omaha Public Power District
Electric System RB
Series 2006A
2.30%, 01/29/09 (c)(d)	5,040	5,040
2.30%, 01/29/09 (c)(d)	5,040	5,040
Electric System Subordinated RB
Series 2006B
4.38%, 01/01/09 (a)(c)(d)	3,375	3,375
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
1.20%, 01/01/09 (a)(b)(c)(d)	47,375	47,375

See financial notes 35

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Stanton Cnty
IDRB (Nucor Corp)
Series 1996
1.35%, 01/07/09 (a)	19,300	19,300

		167,890

Nevada 2.9%
Clark Cnty
Airport Passenger Facility Charge RB
Series 2007A1
1.66%, 01/01/09 (a)(b)(c)(d)	4,780	4,780
Airport Passenger Facility Charge RB
Series 2007A2
1.95%, 03/12/09 (b)(c)(d)	35,145	35,145
Airport System Jr Subordinate Lien Revenue Notes
Series 2008F
1.95%, 07/01/09	100,000	100,513
Airport System Subordinate Lien RB
Series 2007A1
1.28%, 01/01/09 (a)(b)(c)(d)	7,160	7,160
GO (Limited Tax) Bond Bank Bonds
Series 2006
1.24%, 01/01/09 (a)(b)(c)(d)	26,225	26,225
1.64%, 01/01/09 (a)(c)(d)	18,965	18,965
GO (Limited Tax) Bond Bank Bonds
Series 2008
1.20%, 01/01/09 (a)(c)(d)	8,400	8,400
1.35%, 01/01/09 (a)(c)(d)	3,200	3,200
Highway Revenue (Motor Vehicle Fuel Tax) Improvement & Refunding Bonds
Series 2007
1.57%, 01/01/09 (a)(b)(c)(d)	3,695	3,695
IDRB (Southwest Gas Corp)
Series 2003A
0.95%, 01/07/09 (a)(b)	44,000	44,000
Local Improvement Bonds (District No.121-Southern Highlands Area)
Series 1999
6.48%, 12/01/09 (b)	12,415	13,363
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
2.35%, 01/14/09 (b)	26,900	26,900
1.05%, 02/11/09 (b)	2,500	2,500
Clark Cnty SD
GO (Limited Tax) Building Bonds
Series 2006B
1.28%, 01/01/09 (a)(b)(c)(d)	7,125	7,125
Las Vegas Valley Water District
GO (Limited Tax) Water CP
Series 2004 A&B
1.15%, 01/06/09 (c)	27,600	27,600
1.55%, 01/07/09 (c)	30,250	30,250
0.50%, 01/22/09 (c)	30,000	30,000
0.55%, 02/10/09 (c)	21,875	21,875
1.05%, 02/20/09 (c)	14,100	14,100
1.20%, 02/20/09 (c)	23,900	23,900
GO (Limited Tax) Water Improvement Bonds
Series 2006A
1.24%, 01/01/09 (a)(b)(c)(d)	28,025	28,025
Nevada Department of Business & Industry
RB (LVE Energy Partners LLC)
Series 2007
1.30%, 01/01/09 (a)(b)	13,100	13,100
Nevada Housing Division
M/F Housing RB (Apache Pines Apts)
Series 1999A
1.25%, 01/01/09 (a)(b)	7,415	7,415
M/F Housing RB (Banbridge Apts)
Series 2000A
1.30%, 01/01/09 (a)(b)	3,960	3,960
M/F Housing RB (Sierra Pointe Apts)
Series 2005
1.30%, 01/01/09 (a)(b)	6,065	6,065
M/F Housing RB (Silver Pines Apts)
Series 2002A
1.25%, 01/01/09 (a)(b)	8,600	8,600
M/F Housing RB (St Rose Srs Apts)
Series 2002A
1.25%, 01/01/09 (a)(b)	14,770	14,770
M/F Housing Refunding RB (Oakmont)
Series 2002
1.35%, 01/01/09 (a)(b)	4,350	4,350
Nevada System of Higher Education
Universities RB
Series 2005B
1.95%, 03/12/09 (b)(c)(d)	13,085	13,085
North Las Vegas
GO Building Bonds
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	30,595	30,595
Truckee Meadows Water Auth
Water Refunding RB
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	10,320	10,320
Water Refunding RB
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	5,895	5,895
Water Revenue CP
Series 2006B
1.20%, 04/06/09 (b)	5,300	5,300

		601,176

New Hampshire 0.5%
New Hampshire Business Finance Auth
Solid Waste Disposal RB (Lonza Biologics)
Series 2003
1.50%, 01/01/09 (a)(b)	30,000	30,000
New Hampshire Health & Educational Facilities Auth
RB (Easter Seals New Hampshire)
Series 2004A
1.50%, 01/01/09 (a)(b)	6,045	6,045
RB (Frisbie Memorial Hospital)
Series 2005
1.40%, 01/01/09 (a)(b)	3,220	3,220
RB (LRG Healthcare)
Series 2008
1.50%, 01/01/09 (a)(b)	8,345	8,345
RB (Riverwoods)
Series 2003
1.25%, 01/01/09 (a)(b)	3,085	3,085

36 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (RiverWoods Exeter)
Series 2008
1.10%, 01/01/09 (a)(b)	15,000	15,000
RB (Southern New Hampshire Univ)
Series 2008
1.30%, 01/01/09 (a)(b)	8,000	8,000
RB (Univ of New Hampshire)
Series 2006A
3.00%, 03/28/09	29,590	29,590

		103,285

New Jersey 1.2%
New Jersey Economic Development Auth
Exempt Facility RB (Chambers Co-Generation)
2.65%, 01/23/09 (b)	12,100	12,100
Exempt Facility RB (Keystone)
1.30%, 03/05/09 (b)	2,000	2,000
RB (Hamilton Industrial Development)
Series 1998
1.38%, 01/07/09 (a)(b)	4,425	4,425
RB (Research & Manufacturing Corp of America)
Series 2006
2.13%, 01/01/09 (a)(b)	85	85
RB (Stone Brothers Secaucus)
Series 2001
1.51%, 01/02/09 (a)(b)	610	610
School Facilities Construction Bonds
Series 2008X
0.40%, 01/07/09 (a)(b)	12,000	12,000
School Facilities Construction Refunding Bonds 2008
Series V5
0.80%, 01/07/09 (a)(b)	80,000	80,000
Special Facility RB (Port Newark Container Terminal)
Series 2003
0.85%, 01/07/09 (a)(b)	20,000	20,000
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007F
1.33%, 01/01/09 (a)(c)(d)	4,400	4,400
New Jersey Housing & Mortgage Finance Agency
M/F RB
Series 2008F
1.25%, 01/01/09 (a)(b)	12,400	12,400
New Jersey State Higher Education Assistance Auth
Student Loan RB
Series 2008A
1.65%, 01/01/09 (a)(b)(c)(d)	5,200	5,200
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
1.44%, 01/01/09 (a)(b)(c)(d)	500	500
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2001C
2.15%, 01/01/09 (a)(b)(c)(d)	4,945	4,945
Transportation System Bonds
Series 2005A
1.05%, 12/15/09	6,500	6,758
Transportation System Bonds
Series 2005B
3.51%, 01/01/09 (a)(b)(c)(d)	370	370
Transportation System Bonds
Series 2006A
1.75%, 01/01/09 (a)(b)(c)(d)	1,610	1,610
Transportation System Bonds
Series 2006C
1.22%, 01/01/09 (a)(b)(c)(d)	15,250	15,250
1.22%, 01/01/09 (a)(b)(c)(d)	1,735	1,735
Transportation System Bonds
Series 2007A
1.36%, 01/01/09 (a)(b)(c)(d)	10,280	10,280
New Jersey Turnpike Auth
Turnpike RB
Series 2003A & Refunding RB
Series 2005A
3.42%, 01/01/09 (a)(b)(c)(d)	24,940	24,940
Turnpike RB
Series 2004C2
3.51%, 01/01/09 (a)(b)(c)(d)	6,000	6,000
Turnpike Refunding RB
Series 2005A
2.14%, 01/07/09 (a)(b)(c)(d)	6,400	6,400
Weehawken Township
BAN
1.25%, 01/01/09 (a)(b)(c)(d)	10,975	10,975

		242,983

New Mexico 0.3%
Bernalillo Cnty
M/F Housing Refunding RB (Desert Willow Apts)
Series 2008
1.40%, 01/01/09 (a)(b)	3,750	3,750
Farmington
Hospital RB (San Juan Regional Medical Center)
Series 2004B
1.23%, 01/01/09 (a)(b)	5,000	5,000
New Mexico Finance Auth
State Transportation Refunding RB (Subordinate Lien)
Series 2008B1
0.75%, 01/01/09 (a)(b)	10,800	10,800
New Mexico Hospital Equipment Loan Council
Hospital System RB (Presbyterian Healthcare Services)
Series 2008B
0.80%, 01/01/09 (a)(c)	18,750	18,750
Hospital System RB (Presbyterian Healthcare Services)
Series 2008D
0.80%, 01/01/09 (a)(c)	10,800	10,800
Santa Fe
Gross Receipts Tax (Subordinate Lien)/ Wastewater System RB
Series 1997B
0.81%, 01/07/09 (a)(b)	15,400	15,400

		64,500

New York 7.1%
Albany Cnty Airport Auth
Airport Refunding RB
Series 2008A
1.35%, 01/01/09 (a)(b)	8,080	8,080

See financial notes 37

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Long Island Power Auth
CP Notes
Series CP3
0.80%, 03/12/09 (b)	11,000	11,000
Electric System General RB
Series 1998A
1.00%, 01/01/09 (a)(b)(c)(d)	210	210
Electric System General RB
Series 2003N
4.25%, 01/06/09 (a)(b)(c)	20,600	20,600
Longwood Central SD
TAN for 2008-2009 Taxes
1.73%, 06/26/09	13,000	13,079
Metropolitan Transportation Auth
Dedicated Tax Fund Bonds
Series 2002A
2.14%, 01/01/09 (a)(b)(c)(d)	6,410	6,410
Dedicated Tax Fund Refunding Bonds
Series 2008A
5.75%, 01/01/09 (a)(b)(c)(g)	115,000	115,000
Transportation RB
Series 2005D1
0.95%, 01/01/09 (a)(b)	5,000	5,000
Transportation RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	6,000	6,000
Transportation Refunding RB
Series 2002G1
0.85%, 01/01/09 (a)(b)	8,400	8,400
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2002B
1.50%, 01/07/09 (a)(b)(c)	7,415	7,415
Sales Tax Secured Bonds
Series 2008D
4.50%, 01/07/09 (a)(c)	22,000	22,000
Sales Tax Secured Bonds
Series 2008F
0.65%, 01/07/09 (a)(c)	3,000	3,000
New Rochelle IDA
RB (West End Phase I Facility)
Series 2006
1.50%, 01/01/09 (a)(b)	9,000	9,000
New York City
GO Bonds Fiscal 2004
Series F
1.39%, 01/01/09 (a)(c)(d)	190,000	190,000
GO Bonds Fiscal 2004
Series H6
0.65%, 01/07/09 (a)(b)	9,000	9,000
GO Bonds Fiscal 2005
Series G &
Series O
1.18%, 01/01/09 (a)(c)(d)	21,915	21,915
GO Bonds Fiscal 2006
Series F4
0.85%, 01/01/09 (a)(b)	16,210	16,210
GO Bonds Fiscal 2008
Series D3
0.85%, 01/01/09 (a)(c)	1,000	1,000
New York City Housing Development Corp
M/F Rental Housing RB (100 Jane St)
Series 1998A
0.82%, 01/07/09 (a)(b)	9,500	9,500
M/F Rental Housing RB (One Columbus Place)
Series 1998A
0.82%, 01/07/09 (a)(b)	8,485	8,485
M/F Rental Housing RB (Sierra)
Series 2003A
0.82%, 01/07/09 (a)(b)	27,205	27,205
M/F Rental Housing RB (The Nicole)
Series 2005A
0.92%, 01/07/09 (a)(b)	10,200	10,200
M/F Rental Housing RB (West End Towers)
Series 2004A
0.82%, 01/07/09 (a)(b)	29,500	29,500
New York City IDA
Civic Facility RB (New York Law School)
Series 2006B1
1.00%, 01/01/09 (a)(b)	4,700	4,700
Empowerment Zone RB (Tiago Holdings LLC)
Series 2007
1.32%, 01/01/09 (a)(b)	16,000	16,000
Refunding IDRB (Allway Tools)
Series 1997
1.50%, 01/01/09 (a)(b)	1,120	1,120
New York City Municipal Water Finance Auth
CP
Series 7
0.95%, 03/02/09	37,000	37,000
Extendible CP Notes
Series 8
0.95%, 03/06/09	27,450	27,450
Water & Sewer System RB Fiscal 2002
Series G
1.64%, 01/01/09 (a)(c)(d)	7,500	7,500
Water & Sewer System RB Fiscal 2003
Series A
1.65%, 01/01/09 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2005
Series A
1.39%, 01/01/09 (a)(c)(d)	6,105	6,105
Water & Sewer System RB Fiscal 2005
Series D
1.34%, 01/01/09 (a)(c)(d)	3,515	3,515
Water & Sewer System RB Fiscal 2009
Series 2008A
1.34%, 01/01/09 (a)(c)(d)	4,100	4,100
Water & Sewer System Second General Resolution RB Fiscal 2009
Series DD
1.38%, 01/06/09 (a)(c)(d)	5,205	5,205
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
1.63%, 01/01/09 (a)(b)(c)(d)	17,660	17,660
1.65%, 01/01/09 (a)(b)(c)(d)	2,810	2,810
Future Tax Secured Subordinate Bonds Fiscal 2007 Subseries C1
2.25%, 01/01/09 (a)(c)(d)	6,000	6,000

38 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York State
GO Bonds
Series 2000A
3.50%, 01/06/09 (b)	20,000	20,000
New York State Dormitory Auth
RB (New York Univ)
Series 2001-2
1.38%, 01/01/09 (a)(c)(d)	3,495	3,495
RB (Columbia Univ)
Series 2006A
1.34%, 01/01/09 (a)(c)(d)	4,270	4,270
RB (Fordham Univ)
Series 2008A1
0.55%, 01/07/09 (a)(b)	2,000	2,000
RB (Mental Health Services Facilities Improvement)
Series 2008C
2.15%, 01/28/09 (b)(c)(d)	15,785	15,785
RB (New York Univ)
Series 2008A
1.34%, 01/01/09 (a)(c)(d)	1,470	1,470
1.34%, 01/01/09 (a)(c)(d)	2,950	2,950
New York State HFA
Housing RB (101 West End Ave)
Series 1998A
0.85%, 01/07/09 (a)(b)	14,600	14,600
Housing RB (150 E 44th St)
Series 2000A
0.85%, 01/07/09 (a)(b)	20,800	20,800
Housing RB (250 W 50th St)
Series 1997A
0.82%, 01/07/09 (a)(b)	5,395	5,395
Housing RB (345 E 94th St)
Series 1998A
0.85%, 01/07/09 (a)(b)	165	165
Housing RB (600 West 42nd St)
Series 2007A
0.75%, 01/07/09 (a)(b)	45,000	45,000
Housing RB (900 Eighth Avenue)
Series 2002A
0.70%, 01/07/09 (a)(b)	22,400	22,400
Housing RB (Archstone Westbury)
Series 2004A
0.75%, 01/07/09 (a)(b)	45,400	45,400
Housing RB (Chelsea Arms)
Series 1998A
0.70%, 01/07/09 (a)(b)	5,000	5,000
Housing RB (E 84th St)
Series 1995A
0.82%, 01/07/09 (a)(b)	52,500	52,500
Housing RB (Helena Housing)
Series 2003A
0.90%, 01/07/09 (a)(b)	30,000	30,000
Housing RB (Normandie Court II)
Series 1999A
0.82%, 01/07/09 (a)(b)	7,330	7,330
Housing RB (Ocean Park Apts)
Series 2005A
0.90%, 01/07/09 (a)(b)	6,100	6,100
Housing RB (The Helena)
Series 2004A
0.90%, 01/07/09 (a)(b)	50,000	50,000
New York State Local Assistance Corp
Subordinate Lien Refunding Bonds
Series 2003-A-5V
1.75%, 01/07/09 (a)(b)(c)	700	700
New York State Mortgage Agency
Homeowner Mortgage RB
Series 106
1.35%, 01/01/09 (a)(c)(d)	9,825	9,825
Homeowner Mortgage RB
Series 109
1.33%, 01/01/09 (a)(c)(d)	9,925	9,925
1.43%, 01/01/09 (a)(c)(d)	6,000	6,000
Homeowner Mortgage RB
Series 129
1.05%, 01/07/09 (a)(c)	34,000	34,000
Homeowner Mortgage RB
Series 137
1.43%, 01/01/09 (a)(c)(d)	5,545	5,545
Homeowner Mortgage RB
Series 71
1.35%, 01/01/09 (a)(c)(d)	5,015	5,015
1.44%, 01/01/09 (a)(c)(d)	4,340	4,340
Homeowner Mortgage RB
Series 73A
1.35%, 01/01/09 (a)(c)(d)	10,505	10,505
Homeowner Mortgage RB
Series 79
1.35%, 01/01/09 (a)(c)(d)	4,475	4,475
1.35%, 01/01/09 (a)(c)(d)	14,995	14,995
Homeowner Mortgage RB
Series 101
1.35%, 01/01/09 (a)(c)(d)	5,255	5,255
Mortgage RB 31st
Series A
1.25%, 01/02/09 (a)(c)(d)	7,745	7,745
New York State Power Auth
CP
Series 1
1.10%, 01/12/09	12,949	12,949
0.90%, 01/16/09 (c)	7,500	7,500
0.80%, 03/05/09 (c)	41,760	41,760
0.95%, 03/06/09	18,212	18,212
New York State Thruway Auth
General RB
Series G
1.64%, 01/01/09 (a)(b)(c)(d)	12,250	12,250
New York State Urban Development Corp
Service Contract Refunding RB
Series 2008A2
1.25%, 01/01/09 (a)(b)(c)	18,000	18,000
Niagara Falls Bridge Commission
Toll Bridge System RB
Series 1993A
4.00%, 01/07/09 (a)(b)(c)	6,200	6,200
Port Auth of New York & New Jersey
Consolidated Bonds 138th
Series
1.84%, 01/01/09 (a)(c)(d)	2,000	2,000
Consolidated Bonds 141st
Series
1.63%, 01/01/09 (a)(c)(d)	18,165	18,165

See financial notes 39

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Consolidated Bonds 147th
Series
1.63%, 01/01/09 (a)(c)(d)	36,820	36,820
Consolidated Bonds 151st
Series
1.33%, 01/01/09 (a)(c)(d)	6,660	6,660
1.43%, 01/01/09 (a)(c)(d)	3,325	3,325
Consolidated Bonds 152nd
Series
1.33%, 01/01/09 (a)(c)(d)	28,540	28,540
CP
Series A
1.30%, 02/11/09 (c)	3,015	3,015
CP
Series B
1.00%, 03/05/09 (c)	14,795	14,795
Suffolk Cnty
TAN
Series 2009I
0.78%, 08/13/09 (f)	15,000	15,110
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
1.39%, 01/01/09 (a)(c)(d)	16,445	16,445
General RB
Series 2008C
1.34%, 01/06/09 (a)(c)(d)	5,405	5,405
Troy IDA
Civic Facility RB (Rensselaer Polytechnic Institute)
Series 2008B
1.20%, 01/01/09 (a)(b)	19,900	19,900
Yonkers IDA
IDRB (Greyston Bakery)
Series 2001
3.00%, 01/01/09 (a)(b)	2,440	2,440

		1,469,750

North Carolina 2.8%
Charlotte
Refunding RB (Charlotte Douglas International Airport)
Series 2008D
0.80%, 01/07/09 (a)(b)	4,700	4,700
Charlotte-Mecklenburg Cnty Hospital Auth
Health Care RB
Series 2007H
1.05%, 01/02/09 (a)	4,000	4,000
Durham Housing Auth
M/F Housing RB (Pendleton Townhomes)
Series 2001
1.10%, 01/07/09 (a)(b)	5,135	5,135
Hertford Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Nucor Corp)
Series 2000A
1.00%, 01/07/09 (a)	26,500	26,500
Johnston Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Flanders Corp)
Series 1998
1.05%, 01/07/09 (a)(b)	4,500	4,500
Mecklenburg Cnty
COP
Series 2008A
1.22%, 01/01/09 (a)(c)	14,250	14,250
GO Bonds
Series 2006A
1.94%, 11/05/09	12,000	12,104
M/F Housing RB (Sycamore Green Apts)
Series 2001
1.45%, 01/01/09 (a)(b)	6,040	6,040
North Carolina
Limited Obligation Bonds
Series 2008A
1.15%, 01/01/09 (a)(c)(d)	3,630	3,630
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2005A & 2006A
1.20%, 01/01/09 (a)(c)(d)	5,600	5,600
RB (Republic Services)
Series 2007
1.10%, 01/07/09 (a)(b)	10,000	10,000
Solid Waste Disposal RB (Duke Energy Carolinas)
Series 2006A
1.45%, 01/01/09 (a)(b)	16,000	16,000
North Carolina Medical Care Commission
First Mortgage RB (Deerfield Episcopal Retirement Community)
Series 2008B
1.25%, 01/01/09 (a)(b)	5,000	5,000
Health Care Facilities RB (Duke Univ Health System)
Series 2006AB
1.42%, 01/01/09 (a)(c)(d)	20,000	20,000
Health Care Facilities RB (Novant Health)
Series 2006
1.38%, 01/01/09 (a)(b)(c)(d)	17,235	17,235
1.38%, 01/01/09 (a)(b)(c)(d)	11,420	11,420
Health Care Facilities Refunding RB (FirstHealth of the Carolinas)
Series 2008A
1.22%, 01/01/09 (a)(c)	16,590	16,590
Health Care Facilities Refunding RB (FirstHealth of the Carolinas)
Series 2008B
0.73%, 01/07/09 (a)(c)	37,515	37,515
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A1
0.70%, 01/07/09 (a)(b)	7,600	7,600
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008A2
0.80%, 01/07/09 (a)(b)	11,270	11,270
Health Care Facilities Refunding RB (Univ Health Systems of Eastern Carolina)
Series 2008B1
0.68%, 01/07/09 (a)(b)	4,900	4,900
North Carolina State Education Assistance Auth
Student Loan Refunding RB
Series 2008-2 A1
1.30%, 01/01/09 (a)(b)	25,000	25,000
Student Loan Refunding RB
Series 2008-2A2
1.30%, 01/01/09 (a)(b)	10,000	10,000

40 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Student Loan Refunding RB
Series 2008-3A1
1.45%, 01/01/09 (a)(b)	30,000	30,000
Student Loan Refunding RB
Series 2008-3A2
1.45%, 01/01/09 (a)(b)	22,945	22,945
Student Loan Revenue & Refunding
Series 2008-5
1.35%, 01/01/09 (a)(b)	16,400	16,400
Piedmont Triad Airport Auth
Airport RB
Series 2008A
1.20%, 01/01/09 (a)(b)	4,340	4,340
Airport RB
Series 2008B
1.45%, 01/01/09 (a)(b)	3,965	3,965
Raleigh
Combined Enterprise System RB
Series 2006A
1.35%, 01/01/09 (a)(c)(d)	6,400	6,400
Downtown Improvement COP
Series 2005B1
1.35%, 01/07/09 (a)(c)	140,000	140,000
Downtown Improvement COP
Series 2005B2
0.80%, 01/07/09 (a)(c)	19,000	19,000
Raleigh Utilities
Combined Enterprise System RB
Series 2008A
1.35%, 01/07/09 (a)(c)	5,000	5,000
Raleigh-Durham Airport Auth
Refunding RB
Series 2008C
1.52%, 01/01/09 (a)(b)	15,000	15,000
Sampson Cnty
COP
Series 2006
1.25%, 01/07/09 (a)(b)(c)(d)	1,495	1,495
Sampson Cnty Industrial Facilities & Pollution Control Finance Auth
IDRB (Crumpler Plastic Pipe)
Series 1999
2.15%, 01/01/09 (a)(b)	1,000	1,000
Surry Cnty Industrial Facilities & Pollution Control Financing Auth
IDRB (Ottenweller Co Inc)
Series 2007A
1.35%, 01/01/09 (a)(b)	5,400	5,400
Union Cnty
COP
Series 2006
1.15%, 01/01/09 (a)(b)(c)(d)	2,475	2,475
Wake Cnty
GO BAN
Series 2008
1.70%, 10/15/09	17,500	17,744
Wake Cnty Housing Auth
M/F Housing RB (Walnut Ridge Apts)
Series 2000
1.52%, 01/07/09 (a)(b)	9,475	9,475
Wilmington Housing Auth
M/F Housing RB (Garden Lakes Estates)
Series 1999
1.52%, 01/01/09 (a)(b)	6,415	6,415

		586,043

North Dakota 0.3%
North Dakota HFA
Home Mortgage Finance Program
Series 2004B
0.89%, 01/07/09 (a)(c)	5,760	5,760
0.89%, 01/07/09 (a)(c)	12,990	12,990
Home Mortgage Finance Program
Series 2005A
0.89%, 01/07/09 (a)(c)	22,100	22,100
Home Mortgage Finance Program
Series 2005C
0.89%, 01/07/09 (a)(c)	12,000	12,000
Richland Cnty
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996A
1.80%, 01/01/09 (a)(b)	2,355	2,355
Solid Waste Disposal RB (Minn-Dak Farmers Coop)
Series 1996B
1.80%, 01/01/09 (a)(b)	215	215

		55,420

Ohio 2.1%
Akron
Limited Tax BAN
Series 2008B
1.45%, 12/10/09	10,000	10,097
Akron, Bath & Copley Joint Township Hospital District
RB (Summa Health System)
Series 2004B
1.40%, 01/01/09 (a)(b)	7,270	7,270
Allen Cnty
Hospital Facilities RB (Catholic Healthcare Partners)
Series 2008B
1.15%, 01/02/09 (a)(b)	1,200	1,200
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
1.25%, 01/01/09 (a)(b)(c)(d)	60,625	60,625
Bulter Cnty
Hospital Facilities RB (Fort Hamilton Hospital)
Series 2001D
2.91%, 01/01/09 (a)(b)(c)(d)	8,330	8,330
Cleveland
Airport System RB
Series 2000C
1.15%, 01/01/09 (a)(b)(c)(d)	31,670	31,670
Airport System RB
Series 2008C
2.10%, 01/01/09 (a)(b)	5,710	5,710
Water RB
Series 2007O
1.44%, 01/01/09 (a)(c)(d)	14,850	14,850

See financial notes 41

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Clinton Cnty
Revenue Refunding & Improvement Bonds (Clinton Memorial Hospital)
Series 2002
2.75%, 01/02/09 (a)(b)	21,600	21,600
Columbus
Sewerage System RB
Series 2008A
1.20%, 01/01/09 (a)(c)(d)	1,400	1,400
Columbus Regional Airport Auth
Airport Refunding RB
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Columbus SD
School Facilities Construction & Improvement Refunding Bonds
Series 2006
1.90%, 01/01/09 (a)(b)(c)(d)	4,865	4,865
Cuyahoga Cnty
Economic Development RB (Hathaway Brown School)
Series 1999
1.65%, 01/01/09 (a)(b)	11,345	11,345
Cuyahoga Falls
Various Purpose GO (Limited Tax) Notes
Series 2008
1.45%, 12/09/09	4,250	4,301
Franklin Cnty
Refunding RB (Wesley Glen)
Series 2005A
3.75%, 01/01/09 (a)(b)	3,750	3,750
Refunding RB (Wesley Glen)
Series 2005B
3.75%, 01/01/09 (a)(b)	2,120	2,120
Refunding RB (Wesley Ridge Residence)
Series 2005C
3.75%, 01/01/09 (a)(b)	10,200	10,200
Hancock Cnty
Hospital Facilities RB (Blanchard Valley Regional Health Center)
Series 2004
4.75%, 01/01/09 (a)(b)(c)	19,950	19,950
Lancaster Port Auth
Gas Supply RB
Series 2008
1.15%, 01/01/09 (a)(c)	47,615	47,615
Lucas Cnty
Hospital RB (ProMedica Healthcare Obligated Group)
Series 2008A
0.94%, 01/07/09 (a)(b)	7,800	7,800
Hospital RB (ProMedica Healthcare Obligated Group)
Series 2008B
0.94%, 01/07/09 (a)(b)	5,500	5,500
Maple Heights City SD
GO Unlimited Tax School Facilities Improvement Notes
Series 2008
2.60%, 11/05/09	16,500	16,622
Ohio
Air Quality Development Refunding RB (Dayton Power & Light Co)
Series 2008A
0.85%, 01/07/09 (a)(b)	10,500	10,500
Air Quality Development Refunding RB (Dayton Power & Light Co)
Series 2008B
0.80%, 01/07/09 (a)(b)	8,350	8,350
Higher Education GO Bonds
Series 2006B
1.15%, 01/01/09 (a)(c)(d)	5,750	5,750
RB (Pooled Financing)
Series 2004
2.25%, 01/01/09 (a)(b)	4,150	4,150
Ohio HFA
M/F Refunding RB (10 Wilmington Place)
Series 1991B
2.42%, 01/02/09 (a)(b)	8,945	8,945
Residential Mortgage RB
Series 2001C
1.45%, 01/01/09 (a)(c)(d)	3,340	3,340
Ohio Higher Educational Facility Commission
RB (Cleveland Clinic Health System Obligated Group)
Series 2008A
1.20%, 01/01/09 (a)(c)(d)	5,175	5,175
RB (Pooled Financing)
Series 2002A
5.90%, 01/01/09 (a)(b)	22,595	22,595
RB (Pooled Financing)
Series 2003B
2.25%, 01/01/09 (a)(b)	1,350	1,350
RB (Univ Hospitals Health System)
Series 2008B
0.66%, 01/07/09 (a)(b)	8,600	8,600
Rickenbacker Port Auth
Capital Funding RB (OASBO Expanded Asset Pooled Financing)
Series 2002A
1.40%, 01/01/09 (a)(b)(c)(d)	5,700	5,700
South-Western City SD
School Building Construction GO Bonds
Series 1999
4.34%, 12/01/09 (b)	10,000	10,315
Univ of Akron
General Receipts Refunding Bonds
Series 2008 C2
2.50%, 01/01/09 (a)(b)(c)	24,780	24,780
Vandalia-Butler City SD
School Construction BAN
Series 2008
1.40%, 06/04/09	15,000	15,069

		436,439

Oklahoma 0.1%
Oklahoma Development Finance Auth
RB (Shawnee Funding)
Series 1996
1.52%, 01/07/09 (a)(b)	3,100	3,100
Oklahoma State Student Loan Auth
Student Loan Bonds & Notes Sr Obligations
Series 2008IIA1
1.05%, 01/07/09 (a)(b)	20,000	20,000

42 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Tulsa Cnty Industrial Auth
Health Care RB (Saint Francis Health System Inc)
Series 2006
1.20%, 01/01/09 (a)(c)(d)	2,010	2,010

		25,110

Oregon 0.9%
Oregon
GO Bonds (Veterans’ Welfare)
Series 85
1.30%, 01/02/09 (a)(c)	5,200	5,200
TAN
Series 2008A
1.70%, 06/30/09	59,000	59,372
Oregon Department of Administrative Services
COP
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	15,555	15,555
Oregon Economic Development Commission
RB (Pendleton Flour Mills)
Series 1997-182
1.05%, 01/07/09 (a)(b)	1,935	1,935
Oregon Housing & Community Services Department
S/F Mortgage RB
Series 2004L
0.88%, 01/07/09 (a)(c)	5,000	5,000
S/F Mortgage RB
Series 2005F
0.88%, 01/07/09 (a)(c)	13,685	13,685
Oregon State Facilities Auth
RB (Lewis & Clark College)
Series 2008A
1.25%, 01/01/09 (a)(b)	21,400	21,400
Port of Portland
Portland International Airport Refunding RB
Series 18A
0.95%, 01/07/09 (a)(b)	9,900	9,900
Portland International Airport Refunding RB
Series 18B
0.70%, 01/07/09 (a)(b)	23,000	23,000
Portland
M/F Housing RB (Village of Lovejoy Fountain)
Series 1997
1.50%, 01/07/09 (a)(b)	11,560	11,560
Salem Hospital Facility Auth
RB (Salem Hospital)
Series 2008B
1.25%, 01/07/09 (b)	10,000	10,000

		176,607

Pennsylvania 4.2%
Adams Cnty IDA
RB (Gettysburg College)
Series 2008B
0.60%, 01/07/09 (a)(b)	3,000	3,000
Allegheny Cnty Airport Auth
Refunding RB
Series 2007A
2.51%, 01/01/09 (a)(b)(c)(d)	5,555	5,555
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2005B
1.40%, 01/01/09 (a)(e)	12,294	12,294
RB (Univ of Pittsburgh Medical Center)
Series 2006A
1.28%, 01/01/09 (a)(c)(d)	46,245	46,245
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
1.28%, 01/01/09 (a)(b)(c)(d)	30,000	30,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B2
1.30%, 01/01/09 (a)(c)(d)	35,995	35,995
RB (Univ of Pittsburgh Medical Center)
Series 2007C
1.28%, 01/01/09 (a)(b)(c)(d)	30,410	30,410
RB (Univ of Pittsburgh Medical Center)
Series 2007D
2.40%, 01/01/09 (a)(b)(c)(d)	52,965	52,965
Bermudian Springs SD
GO Bonds
Series 2005
2.50%, 01/01/09 (a)(b)(c)	1,740	1,740
Butler Cnty IDA
Refunding RB (Concordia Lutheran Health & Human Care)
Series 2008A
1.10%, 01/01/09 (a)(b)	4,000	4,000
Cambria Cnty IDA
Refunding RB (The American National Red Cross)
Series 2008
0.60%, 01/07/09 (a)(b)	500	500
Cumberland Cnty Municipal Auth
RB (Diakon Lutheran Social Ministries)
Series 2007B
2.00%, 01/01/09 (a)(b)	1,775	1,775
Dallastown Area SD
GO Bonds
Series 2008
4.25%, 01/01/09 (a)(b)(c)	51,800	51,800
Delaware River Port Auth
Refunding RB
Series 2008A
1.15%, 01/01/09 (a)(b)	2,900	2,900
Refunding RB
Series 2008B
1.20%, 01/01/09 (a)(b)	100	100
Downingtown Area SD
GO Bonds
Series 2008
2.75%, 01/07/09 (a)(b)(c)	3,900	3,900
Emmaus General Auth
Local Government RB (Bond Pool Program - Lower Merion SD)
Series 1989B27
0.80%, 01/07/09 (a)(b)	5,500	5,500
Local Government RB (Bond Pool Program-Pennridge SD)
Series 1989 F22
0.80%, 01/07/09 (a)(b)	20,700	20,700
Fayette Cnty Hospital Auth
Hospital RB (Fayette Regional Health System)
Series 2007B
1.08%, 01/01/09 (a)(b)	9,750	9,750

See financial notes 43

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Governor Mifflin SD
GO Bonds
Series 2007
2.03%, 01/01/09 (a)(b)(c)	7,395	7,395
Harrisburg Auth
Water Refunding RB
Series 2002B
4.50%, 01/01/09 (a)(b)(c)	3,000	3,000
Indiana Cnty IDA
Pollution Control RB (Conemaugh Project)
Series 1997A
0.80%, 01/07/09 (a)(b)	2,300	2,300
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
1.05%, 01/01/09 (a)(b)	5,915	5,915
Manheim Township SD
GO Bonds
Series 2004
3.00%, 01/01/09 (a)(b)(c)	8,625	8,625
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy Co)
Series 1996A
1.00%, 03/09/09 (b)	14,000	14,000
Montgomery Cnty Redevelopment Auth
M/F Housing RB (Kingswood Apts)
Series 2001A
1.27%, 01/01/09 (a)(b)	6,400	6,400
Northhampton Cnty
RB (Binney & Smith)
Series 1997B
1.10%, 01/07/09 (a)(b)	675	675
Pennsylvania
GO Bonds Second
Series 2007A
1.35%, 01/01/09 (a)(c)(d)	4,100	4,100
Pennsylvania Economic Development Finance Auth
Exempt Facilities RB (Amtrak)
Series 2001B
1.15%, 01/01/09 (a)(b)	14,000	14,000
Pennsylvania HFA
S/F Mortgage RB
Series 2004-83B
1.05%, 01/07/09 (a)(c)	1,840	1,840
S/F Mortgage RB
Series 2005-88B
3.25%, 01/07/09 (a)(c)	7,450	7,450
Pennsylvania Higher Educational Facilities Auth
RB (La Salle Univ)
Series 2007B
0.65%, 01/07/09 (a)(b)	41,965	41,965
RB (Univ of Pennsylvania)
Series 2005C
1.18%, 01/01/09 (a)(c)(d)	3,650	3,650
RB (Univ of Pennsylvania)
Series 2008A
1.70%, 03/17/09	3,000	3,000
Pennsylvania Housing Finance Agency
Rental Housing Refunding Bonds
Series 2008C
0.80%, 01/07/09 (a)(c)	9,535	9,535
S/F Mortgage RB
Series 2001-72A
1.45%, 01/01/09 (a)(c)(d)	2,250	2,250
S/F Mortgage RB
Series 2004-77B
1.05%, 01/07/09 (a)(c)	5,975	5,975
S/F Mortgage RB
Series 2004-82B
0.60%, 01/07/09 (a)(c)	9,510	9,510
S/F Mortgage RB
Series 2005-88C
3.25%, 01/07/09 (a)(c)	10,000	10,000
Pennsylvania Intergovernmental Cooperative Auth
Special Tax Refunding RB (Philadelphia Funding Program)
Series 2008A
2.75%, 01/01/09 (a)(b)(c)	1,900	1,900
Pennsylvania State Public School Building Auth
Lease RB (Philadelphia SD)
Series 2006B
1.75%, 01/01/09 (a)(b)(c)(d)	28,265	28,265
Pennsylvania State Turnpike Commission
RB
Series 2004A
1.38%, 01/01/09 (a)(b)(c)(d)	35,765	35,765
RB
Series 2008B2
1.20%, 01/01/09 (a)(b)	5,000	5,000
RB
Series 2008B4
1.20%, 01/01/09 (a)(b)	4,000	4,000
RB
Series 2008B6
1.08%, 01/01/09 (a)(b)	4,000	4,000
Registration Fee Refunding RB
Series 2005B
2.85%, 01/01/09 (a)(b)(c)	15,650	15,650
Pennsylvania State Univ
Bonds
Series 2007A
1.15%, 01/01/09 (a)(b)(c)(d)	25,995	25,995
Philadelphia
Airport RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	34,760	34,760
Airport Refunding RB
Series 2007B
1.28%, 01/01/09 (a)(b)(c)(d)	2,865	2,865
Water & Wastewater Refunding RB
Series 2003
4.50%, 01/07/09 (a)(b)(c)	14,985	14,985
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
1.28%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Philadelphia Gas Works
Revenue Notes CP
Series E
3.00%, 02/12/09 (b)	20,000	20,000
Philadelphia Redevelopment Auth
Qualified Redevelopment RB (Philadelphia Neighborhood Transformation Initiative)
Series 2005B
1.28%, 01/01/09 (a)(b)(c)(d)	30,520	30,520

44 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Philadelphia SD
GO Refunding Bonds
Series 2008A2
1.20%, 01/01/09 (a)(b)	20,000	20,000
Pittsburgh & Allegheny Cnty Sports & Exhibition Auth
Lease RB (Allegheny Cnty)
Series 2007A
3.63%, 01/01/09 (a)(b)(c)	75,210	75,210
Somerset Cnty
Bonds
Series 2007
3.28%, 01/01/09 (a)(b)(c)	6,435	6,435
Southcentral General Auth
RB (WellSpan Health Obligated Group)
Series 2008C
0.92%, 01/07/09 (a)(b)	14,200	14,200
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	30,000	30,084
Washington Cnty Hospital Auth
Hospital RB (Washington Hospital)
Series 2008A
1.08%, 01/01/09 (a)(b)	6,800	6,800

		862,148

Rhode Island 0.5%
Rhode Island IDA
IDRB (Greystone of Lincoln)
Series 2000
1.55%, 01/01/09 (a)(b)	600	600
Rhode Island Student Loan Auth
RB
Series 2008C1
3.00%, 01/07/09 (a)(b)	30,000	30,000
RB
Series 2008C2
3.00%, 01/07/09 (a)(b)	55,000	55,000
Student Loan Program RB
Series 2008 B3
0.87%, 01/07/09 (a)(b)	4,000	4,000
Student Loan Program RB
Series 2008 B4
0.87%, 01/07/09 (a)(b)	13,000	13,000

		102,600

South Carolina 1.3%
Beaufort-Jasper Higher Education Commission
Student Housing RB (Univ of South Carolina-Beaufort Student Housing)
Series 2005
1.55%, 01/01/09 (a)(b)	16,340	16,340
Charleston
Waterworks & Sewer System Capital Improvement RB
Series 2006B
1.20%, 01/01/09 (a)(c)	61,150	61,150
Greenville Hospital System
Hospital Refunding RB
Series 2008B
1.22%, 01/01/09 (a)(b)	6,500	6,500
Hospital Refunding RB
Series 2008C
1.20%, 01/01/09 (a)(b)	9,000	9,000
Greenville IDA
IDRB (Stevens Aviation Technical Services)
Series 1997
2.20%, 01/01/09 (a)(b)	3,500	3,500
Rock Hill
Combined Utility System RB
Series 2003B
0.80%, 01/07/09 (a)(b)(c)	4,045	4,045
South Carolina
GO Bonds (Univ of South Carolina)
Series 2006B
1.34%, 01/01/09 (a)(c)(d)	2,125	2,125
South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	12,165	12,165
South Carolina Housing & Development Auth
M/F Rental Housing RB (Piedmont Manor Apts)
Series 2000B1
1.52%, 01/07/09 (a)(b)	5,515	5,515
M/F Rental Housing RB (Spartanburg Terrace Apts)
Series 2000C1
1.52%, 01/07/09 (a)(b)	3,920	3,920
M/F Rental Housing Refunding RB (Fairway Apts)
Series 2001A
0.95%, 01/07/09 (a)(b)	7,735	7,735
South Carolina Jobs Economic Development Auth
Industrial RB (South Carolina Electric & Gas Company)
Series 2008
1.40%, 01/01/09 (a)(b)	7,000	7,000
RB (Ashley Hall)
Series 2007
1.20%, 01/01/09 (a)(b)	19,000	19,000
RB (Holcim)
Series 2003
1.40%, 01/01/09 (a)(b)	6,250	6,250
RB (Innovative Fibers)
Series 2007
2.15%, 01/01/09 (a)(b)	7,050	7,050
South Carolina Public Service Auth
CP
0.85%, 02/12/09 (c)	12,090	12,090
1.25%, 02/12/09 (c)	11,200	11,200
Revenue Obligations
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	5,950	5,950
Revenue Obligations
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	20,565	20,565
South Carolina Transportation Infrastructure Bank
Refunding RB
Series 2003B1
0.80%, 01/07/09 (a)(b)	9,975	9,975
Spartanburg Cnty IDA
Refunding IDRB (Bemis Co)
Series 1991
1.80%, 01/01/09 (a)(b)	4,750	4,750

See financial notes 45

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008B
0.75%, 01/07/09 (a)(b)(c)	15,125	15,125
Hospital Refunding RB
Series 2008C
0.75%, 01/07/09 (a)(b)(c)	11,445	11,445

		262,395

South Dakota 0.6%
South Dakota Health & Educational Facilities Auth
RB (Avera Health)
Series 2008A1
1.28%, 01/02/09 (a)(b)	36,305	36,305
RB (Avera Health)
Series 2008C
1.28%, 01/02/09 (a)(b)	15,000	15,000
South Dakota Housing Development Auth
Homeownership Mortgage Bonds
Series 1997J, 2006E & 2008B
1.43%, 01/01/09 (a)(c)(d)	6,545	6,545
Homeownership Mortgage Bonds
Series 2003B
1.30%, 01/01/09 (a)(c)(d)	10,380	10,380
Homeownership Mortgage Bonds
Series 2003E, 2005B, 2007B & 2007E
1.43%, 01/01/09 (a)(c)(d)	15,615	15,615
Homeownership Mortgage Bonds
Series 2004G
1.00%, 01/07/09 (a)(c)	11,000	11,000
Homeownership Mortgage Bonds
Series 2005K
1.42%, 01/01/09 (a)(c)(d)	4,010	4,010
Homeownership Mortgage Bonds
Series 2008C
0.75%, 01/07/09 (a)(c)	5,000	5,000
Homeownership Mortgage Bonds
Series 2008H
1.15%, 01/04/10	10,000	10,135
M/F Housing RB (Harmony Heights)
Series 2001
1.40%, 01/01/09 (a)(b)	6,500	6,500

		120,490

Tennessee 2.6%
Blount Cnty Public Building Auth
Local Government Improvement Bonds
Series E5A
1.25%, 01/01/09 (a)(b)	8,000	8,000
Local Government Improvements Bonds
Series E5B
1.25%, 01/01/09 (a)(b)	15,000	15,000
Carter Cnty IDB
M/F Housing Refunding RB (Willow Run Apts)
Series 1990
1.40%, 01/02/09 (a)(b)	6,675	6,675
Chattanooga
Electric System RB
Series 2008A
1.15%, 01/01/09 (a)(c)(d)	18,325	18,325
Chattanooga Health, Education & Housing Facility Board
RB (Baylor School)
Series 1996
1.27%, 01/07/09 (a)(b)	1,215	1,215
Clarksville Public Build Auth
Pooled Financing RB
Series 2001
1.10%, 01/02/09 (a)(b)	460	460
Cookeville Regional Medical Center Auth
RB
Series 2006
1.50%, 01/01/09 (a)(b)(f)	43,550	43,550
Franklin Cnty IDB
IDRB (Hi-Tech)
Series 1997
1.54%, 01/07/09 (a)(b)	1,900	1,900
Grundy Cnty IDB
Limited Obligation RB (Toyo Seat USA Corp)
Series 2001
1.40%, 01/01/09 (a)(b)	1,910	1,910
Hamilton Cnty
GO CP BAN
Series 2006
1.00%, 03/11/09 (c)	8,000	8,000
1.05%, 03/11/09 (c)	10,000	10,000
Hendersonville IDB
Refunding IDRB (Betty Machine Co)
Series 2001
1.10%, 01/07/09 (a)(b)	2,645	2,645
Jackson Health, Educational & Housing Facility Board
M/F Housing RB (Patrician Terrace Apts)
Series 2005
1.38%, 01/01/09 (a)(b)	2,300	2,300
Jackson IDB
Solid Waste Facility Bonds (Ameristeel Corp)
Series 1997
1.45%, 01/01/09 (a)(b)	3,800	3,800
McMinn Cnty IDA
Solid Waste Disposal Facilities RB (Bowater)
Series 1999
2.10%, 01/01/09 (a)(b)	13,500	13,500
Metropolitan Government of Nashville & Davidson Cnty
Water & Sewer Refunding RB
Series 2008A
1.65%, 01/01/09 (a)(c)(d)	6,165	6,165
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
CP (Vanderbilt Univ)
Series A
1.85%, 01/06/09	15,000	15,000
M/F Housing RB (Burning Tree Apts)
Series 2005
1.38%, 01/01/09 (a)(b)	8,360	8,360
M/F Housing RB (Chippington Tower Apts I & II)
Series 2005
2.15%, 01/01/09 (a)(b)	13,500	13,500
M/F Housing RB (Jackson Grove Apts)
Series 2006A
2.30%, 01/01/09 (a)(b)	10,000	10,000

46 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing Refunding RB (Brentwood Oaks Apts)
Series 1991
1.34%, 01/01/09 (a)(b)	11,320	11,320
Metropolitan Government of Nashville & Davidson Cnty IDB
M/F Housing RB (Arbor Crest)
Series 1985B
1.33%, 01/01/09 (a)(b)	12,750	12,750
M/F Housing RB (Arbor Knoll)
Series 1985A
1.33%, 01/01/09 (a)(b)	13,400	13,400
RB (Nashville Symphony Hall)
Series 2004
1.20%, 01/01/09 (a)(b)	16,355	16,355
RB (YMCA)
Series 2007
1.20%, 01/01/09 (a)(b)	16,100	16,100
Metropolitan Nashville Airport Auth
Passenger Facility Charge Refunding Bonds
Series 2003
1.10%, 01/07/09 (a)(b)	9,310	9,310
Montgomery Cnty Public Building Auth
Pooled Financing RB (Tennessee Cnty Loan Pool)
Series 1997
1.20%, 01/01/09 (a)(b)	16,255	16,255
Municipal Energy Acquisition Corp
Gas RB
Series 2006B
1.28%, 01/01/09 (a)(b)(c)(d)	68,000	68,000
Sevier Cnty Public Building Auth
Public Improvement Bonds
Series VA1
1.40%, 01/01/09 (a)(b)	14,000	14,000
Public Improvement Bonds
Series VII C2
1.20%, 01/01/09 (a)(b)	10,100	10,100
Shelby Cnty
GO Refunding Bonds
Series 2008B
3.25%, 01/01/09 (a)(c)	500	500
Shelby Cnty Health, Educational & Housing Facility Board
RB (Methodist Healthcare)
Series 2004B
3.42%, 01/01/09 (a)(b)(c)(d)	9,995	9,995
RB (Methodist Le Bonheur)
Series A
1.00%, 01/01/09 (a)(b)(c)	20,000	20,000
RB (Rhodes College)
Series 2000
1.25%, 01/01/09 (a)(b)	9,210	9,210
RB (St Benedict at Auburndale High School)
Series 2003
1.50%, 01/01/09 (a)(b)	4,665	4,665
RB (The Hutchison School)
Series 2005
1.25%, 01/01/09 (a)(b)	9,720	9,720
RB (Trezevant Manor)
Series A
1.25%, 01/01/09 (a)(b)	7,225	7,225
Tennergy Corp
Gas RB
Series 2006A
1.28%, 01/01/09 (a)(b)(c)(d)(g)	91,245	91,245
Tennessee Housing Development Agency
Homeownership Program Bonds
Series 2001-1C
1.45%, 01/01/09 (a)(c)(d)	4,250	4,250

		534,705

Texas 11.2%
Amarillo Health Facility Corp
Refunding RB (Evangelical Lutheran Good Samaritan Society)
Series 1997
1.30%, 01/01/09 (a)(b)	3,155	3,155
Austin
Airport System Refunding RB
Series 2005-1
6.00%, 01/01/09 (a)(b)(c)	45,975	45,975
Airport System Refunding RB
Series 2005-2
6.00%, 01/01/09 (a)(b)(c)	67,700	67,700
Airport System Refunding RB
Series 2005-4
3.75%, 01/01/09 (a)(b)(c)	12,500	12,500
Electric Utility System Refunding RB
Series 2006A
1.28%, 01/01/09 (a)(b)(c)(d)	8,685	8,685
Subordinate Lien Refunding RB (Hotel Occupancy Tax)
Series 2008A
2.25%, 01/01/09 (a)(b)	6,260	6,260
Subordinate Lien Refunding RB (Hotel Occupancy Tax)
Series 2008B
3.40%, 01/01/09 (a)(b)	25,740	25,740
Water & Wastewater Refunding Bonds
Series 2001A&B
2.15%, 01/01/09 (a)(b)(c)(d)	4,050	4,050
Water & Wastewater Refunding RB
Series 2006A
1.27%, 01/01/09 (a)(b)(c)(d)	16,875	16,875
Brownsville
Revenue Improvement & Refunding Bonds
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	1,790	1,790
Caddo Mills ISD
Unlimited Tax School Building Bonds
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	5,271	5,271
Calhoun Port Auth
Environmental Facilities RB (Formosa Plastics)
Series 2008
1.45%, 01/01/09 (a)(b)	10,000	10,000
Clear Creek ISD
Unlimited Tax School Building & Refunding Bonds
Series 2008A
1.20%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Collin Cnty HFA
M/F Housing RB (Huntington Apts)
Series 1996
1.40%, 01/01/09 (a)(b)	6,150	6,150

See financial notes 47

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Conroe ISD
Unlimited Tax Refunding Bonds
Series 2004B
1.80%, 08/15/09 (b)(c)	18,855	18,855
Cypress-Fairbanks ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	3,830	3,830
Dallas Area Rapid Transit
Sr Lien Sales Tax RB
Series 2008
1.22%, 01/01/09 (a)(c)(d)	3,700	3,700
Sr Lien Sales Tax Refunding RB
Series 2007
1.15%, 01/01/09 (a)(b)(c)(d)	9,850	9,850
1.70%, 01/01/09 (a)(c)(d)	13,995	13,995
Dallas Fort Worth International Airport
Joint RB
Series 2003A
2.05%, 01/01/09 (a)(b)(c)(d)	9,275	9,275
Dallas ISD
TRAN
Series 2008-2009
1.96%, 02/13/09	30,000	30,038
Dallas Water & Sewer Utilities
Refunding & Improvement RB
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	6,485	6,485
Waterworks & Sewer System CP
Series B
1.65%, 04/06/09 (c)	30,000	30,000
El Paso
GO Bonds
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	10,800	10,800
El Paso Cnty Hospital District
Combination Tax & Revenue Certificates of Obligation
Series 2005
1.15%, 01/01/09 (a)(b)(c)(d)	20,005	20,005
GO Bonds
Series 2008A
1.40%, 01/01/09 (a)(b)(c)(d)	8,930	8,930
Galveston Cnty
GO Refunding Bonds
Series 2007
2.30%, 01/29/09 (b)(c)(d)	6,240	6,240
Garland ISD
Unlimited Tax School Building Bonds
Series 2004B
2.15%, 06/18/09 (b)(c)(e)	13,890	13,890
3.90%, 06/18/09 (b)(c)(e)	6,105	6,090
Georgetown Health Facilities Development Corp
Hospital RB (Georgetown Healthcare System Obligated Group)
Series 1999
5.81%, 08/15/09 (b)	10,975	11,535
Grand Prairie IDA
IDRB (NTA Leasing Co)
Series 1994
0.92%, 01/07/09 (a)(b)	890	890
Grapevine IDA
Airport Improvement RB (Simuflite Training International)
Series 1983A
2.45%, 04/01/09 (b)	19,000	19,000
Greater East Texas Student Loan Corp
RB
Series 1992B
3.85%, 07/01/09 (b)	14,000	14,000
RB
Series 1995B
2.20%, 07/01/09 (b)	10,000	10,000
Greater Texas Student Loan Corp
RB
Series 1998A
1.35%, 01/01/09 (a)(b)	10,250	10,250
Gulf Coast IDA
IDRB (Gruma Corp)
Series 1994
0.90%, 01/07/09 (a)(b)	6,440	6,440
Hale Cnty Industrial Development Corp
Economic Development RB (Silverado Developments)
Series 2008
1.75%, 01/01/09 (a)(b)	5,400	5,400
Harris Cnty
Toll Road Sr Lien Refunding RB
Series 2005A
1.35%, 01/01/09 (a)(b)(c)(d)	3,845	3,845
Unlimited Tax & Subordiante Lien Refunding RB
Series 1997
1.20%, 01/01/09 (a)(c)(d)	2,455	2,455
Unlimited Tax Road Refunding Bonds
Series 2008A
1.35%, 01/01/09 (a)(c)(d)	2,500	2,500
Harris Cnty Cultural Education Facilities Finance Corp
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D1
1.15%, 01/01/09 (a)(b)	7,500	7,500
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D2
1.15%, 01/01/09 (a)(b)	6,000	6,000
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008D3
0.65%, 01/07/09 (a)(b)	3,625	3,625
RB (YMCA of Greater Houston)
Series 2008B
0.75%, 01/07/09 (a)(b)	6,000	6,000
Special Facilities Refunding RB (Texas Medical Center)
Series 2008B2
1.05%, 01/01/09 (a)(b)	4,850	4,850
Harris Cnty Flood Control District
Contract Tax Refunding Bonds
Series 2008A
1.35%, 01/01/09 (a)(c)(d)	7,960	7,960
Improvement Bonds
Series 2007
1.20%, 01/01/09 (a)(c)(d)	985	985
Harris Cnty Health Facilities Development Corp
Hospital Refunding RB (Memorial Hermann Healthcare System)
Series 2008A
5.00%, 01/07/09 (a)(b)(c)	8,600	8,600
RB (The Methodist Hospital System)
Series 2005A1
1.15%, 01/02/09 (a)	4,900	4,900
Harris Cnty HFA
M/F Housing RB (Dominion Square Apts)
Series 2000
2.87%, 01/01/09 (a)(b)	40	40

48 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Lafayette Village Apts)
Series 2006
1.30%, 01/01/09 (a)(b)	7,100	7,100
M/F Housing RB (Village At Cornerstone Apts)
Series 2004
1.30%, 01/01/09 (a)(b)	8,260	8,260
Houston
Airport System Subordinate Lien Refunding RB
Series 2007B
1.25%, 01/01/09 (a)(b)(c)(d)	9,345	9,345
2.15%, 01/01/09 (a)(b)(c)(d)	23,000	23,000
Combined Utility System First Lien Refunding RB
Series 2004A
1.21%, 01/01/09 (a)(b)(c)(d)	14,530	14,530
Combined Utility System First Lien Refunding RB
Series 2004B1
1.50%, 01/01/09 (a)(b)	18,000	18,000
Combined Utility System First Lien Refunding RB
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	5,150	5,150
1.39%, 01/01/09 (a)(b)(c)(d)	9,290	9,290
Public Improvement Refunding Bonds
Series 1998A
1.36%, 01/01/09 (a)(c)(d)	21,655	21,655
Public Improvement Refunding Bonds
Series 2007A
1.46%, 01/01/09 (a)(c)(d)	2,400	2,400
Water & Sewer System Jr Lien Refunding RB
Series 2002A
1.75%, 01/01/09 (a)(b)(c)(d)	6,530	6,530
Houston Community College
Maintenance Tax Notes
Series 2008
1.25%, 01/01/09 (a)(b)(c)(d)	4,155	4,155
Houston Higher Education Finance Corp
Higher Education RB (Rice Univ)
Series 2007A
1.34%, 01/01/09 (a)(c)(d)	3,430	3,430
Houston ISD
Limited Tax School Building Bonds
Series 2005
1.20%, 01/01/09 (a)(b)(c)(d)	17,205	17,205
Limited tax Schoolhouse Bonds
Series 2008
1.35%, 01/01/09 (a)(b)(c)(d)	4,950	4,950
Jewett Economic Development Corp
IDRB (Nucor Corp)
Series 2003
1.35%, 01/07/09 (a)	6,200	6,200
Judson ISD
Unlimited Tax School Building Bonds
Series 2008
1.57%, 01/01/09 (a)(b)(c)(d)	2,905	2,905
Katy ISD
Unlimited Tax Refunding Bonds
Series 2007B & Limited Tax Refunding Bonds
Series 2007C
1.35%, 01/01/09 (a)(b)(c)(d)	1,480	1,480
Keller ISD
Unlimited Tax School Building & Refunding Bonds
Series 2005
1.20%, 01/01/09 (a)(b)(c)(d)	4,770	4,770
Kendall Cnty Health Facilities Development Corp
Health Care RB (Morningside Ministries)
Series 2008
1.08%, 01/01/09 (a)(b)	5,770	5,770
Lamar Consolidated ISD
Unlimited Tax Schoolhouse Bonds
Series 2004
1.85%, 09/08/09 (b)(c)	8,000	8,000
Unlimited Tax Schoolhouse Bonds
Series 2007
1.34%, 01/01/09 (a)(b)(c)(d)	4,950	4,950
Laredo ISD
Unlimited Tax School Building Bonds
Series 1999
1.20%, 08/01/09 (b)	2,290	2,363
Leander ISD
Unlimited Tax School Building & Refunding Bonds
Series 2005
1.34%, 01/01/09 (a)(b)(c)(d)	10,290	10,290
Lovejoy ISD
Unlimited Tax School Building Bonds
Series 2008
1.25%, 01/01/09 (a)(b)(c)(d)	3,275	3,275
Lower Colorado River Auth
CP Notes
Series A
0.88%, 03/04/09 (c)	19,700	19,700
1.00%, 03/05/09 (c)	6,500	6,500
Refunding RB
Series 1999A
1.38%, 01/01/09 (a)(b)(c)(d)	10,895	10,895
Transmission Contract Revenue CP Notes
0.88%, 03/04/09 (b)	18,000	18,000
1.25%, 03/04/09 (b)	52,000	52,000
Lubbock Health Facilities Development Corp
Refunding RB (St. Joseph Health System)
Series 2008A
1.05%, 01/01/09 (a)	6,845	6,845
Mansfield IDA
IDRB (Southern Champion Tray)
Series 1999
1.52%, 01/01/09 (a)(b)	400	400
Montgomery Cnty
Unlimited Tax Adjustable Rate Road Bonds
Series 2008B
1.81%, 09/01/09 (c)	10,000	10,078
New Caney ISD
Unlimited Tax School Building Bonds
Series 2006
2.25%, 01/01/09 (a)(b)(c)(d)	6,595	6,595
North East ISD
Unlimited Tax Refunding Bonds
Series 2007
1.27%, 01/01/09 (a)(b)(c)(d)	13,395	13,395
3.62%, 01/01/09 (a)(b)(c)(d)	1,625	1,625
Unlimited Tax School Building Bonds
Series 2004
1.20%, 01/01/09 (a)(b)(c)(d)	5,810	5,810
Unlimited Tax School Building Bonds
Series 2007A
1.24%, 01/01/09 (a)(b)(c)(d)	5,525	5,525
1.25%, 01/01/09 (a)(b)(c)(d)	9,065	9,065

See financial notes 49

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

North Texas Higher Education Auth
Student Loan RB
Series 1998
1.05%, 01/07/09 (a)(b)	9,000	9,000
Student Loan RB
Series 2007A
1.05%, 01/07/09 (a)(b)	25,650	25,650
North Texas Tollway Auth
System Refunding RB
Series 2008D
1.25%, 01/01/09 (a)(b)(c)(d)	37,140	37,140
1.25%, 01/01/09 (a)(b)(c)(d)	11,478	11,478
Northside ISD
Unlimited Tax School Building Bonds
Series 2007A
3.74%, 06/01/09 (b)(c)	5,000	5,025
Northwest ISD
Unlimited Tax Refunding Bonds
Series 2005
1.24%, 01/01/09 (a)(b)(c)(d)	28,945	28,945
Unlimited Tax School Building Bonds
Series 2007
1.35%, 01/01/09 (a)(b)(c)(d)	3,585	3,585
Parmer Cnty Industrial Development Corp
Economic Development RB (Visser Family Trust)
Series 2008
1.70%, 01/01/09 (a)(b)	3,000	3,000
Port Arthur Navigation District
Environmental Facilities Refunding RB (Motiva Enterprises)
Series 2008A
1.40%, 01/02/09 (a)	33,300	33,300
Environmental Facilities Refunding RB (Motiva Enterprises)
Series 2008B
1.30%, 01/02/09 (a)	13,600	13,600
Port of Corpus Christi Industrial Development Corp
Enviromental Facilities RB (CITGO Petroleum Corp)
Series 2003
0.90%, 01/07/09 (a)(b)	39,200	39,200
San Antonio
Electric & Gas Systems CP
Series A
1.10%, 01/23/09 (c)	13,000	13,000
0.80%, 01/23/09 (c)	6,200	6,200
1.10%, 01/23/09 (c)	38,550	38,550
Electric & Gas Systems RB New
Series 2006A
1.85%, 02/01/09	1,500	1,504
Electric & Gas Systems Refunding RB New
Series 2007
1.42%, 01/01/09 (a)(c)(d)	27,560	27,560
Water System CP Notes
Series A
0.80%, 01/22/09 (c)	5,000	5,000
Water System Refunding RB
Series 2005
1.66%, 01/01/09 (a)(c)(d)	46,055	46,055
San Antonio Empowerment Zone Development Corp
Contract RB (Drury Southwest Hotel)
Series 2005
1.45%, 01/01/09 (a)(b)	10,450	10,450
San Antonio Housing Finance Corp
M/F Housing RB (Artisan At San Pedro Creek Apts)
Series 2008
1.45%, 01/01/09 (a)(b)	15,000	15,000
San Antonio IDA
IDRB (Gruma Corp)
Series 1994
0.90%, 01/07/09 (a)(b)	4,095	4,095
Southeast Texas Housing Finance Corp
M/F Housing RB (Piedmont Apts)
Series 2006
1.30%, 01/01/09 (a)(b)	14,000	14,000
Spring ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008A
1.25%, 01/01/09 (a)(b)(c)(d)	3,835	3,835
Unlimited Tax Schoolhouse Bonds
Series 2005
1.20%, 01/01/09 (a)(b)(c)(d)	26,595	26,595
Tarrant Cnty Cultural Education Facilities Finance Corp
RB (Texas Health Resources System)
Series 2008A
0.70%, 01/07/09 (a)	6,500	6,500
RB (Texas Health Resources System)
Series 2008C
1.30%, 01/02/09 (a)(c)	18,460	18,460
RB (Texas Health Resources System)
Series 2008E
0.60%, 01/07/09 (a)(c)	12,525	12,525
RB (Texas Health Resources System)
Series 2008F
0.75%, 01/07/09 (a)(c)	10,775	10,775
Refunding RB (CHRISTUS Health)
Series 2008 C1
0.71%, 01/07/09 (a)(b)	25,000	25,000
Refunding RB (CHRISTUS Health)
Series 2008 C2
0.71%, 01/07/09 (a)(b)	23,675	23,675
Refunding RB (CHRISTUS Health)
Series 2008 C4
0.80%, 01/07/09 (a)(b)	20,345	20,345
Refunding RB (CHRISTUS Health)
Series 2008 C5
0.80%, 01/07/09 (a)(b)	13,450	13,450
Refunding RB (Texas Health Resources System)
Series 2007A
1.20%, 01/01/09 (a)(c)(d)	8,625	8,625
Tarrant Cnty Housing Finance Corp
M/F Housing Refunding RB (SF Apts LP)
Series 1993
1.85%, 01/07/09 (a)(b)	7,050	7,050
Texas
GO Bonds (Veterans’ Housing Assistance Program-Fund II)
Series 2002A2
1.00%, 01/07/09 (a)(c)	6,000	6,000
TRAN
Series 2008
1.24%, 08/28/09	14,600	14,766
1.61%, 08/28/09	47,000	47,418
Texas Department of Housing & Community Affairs
M/F Housing RB (Atascocita Pines Apts)
Series 2005
1.30%, 01/01/09 (a)(b)	11,800	11,800

50 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

M/F Housing RB (Bristol Apts)
Series 2004
1.30%, 01/01/09 (a)(b)	8,400	8,400
M/F Housing RB (Creek Point Apts)
Series 2000
0.91%, 01/07/09 (a)(b)	6,365	6,365
M/F Housing RB (Montgomery Pines Apts)
Series 2004
1.30%, 01/01/09 (a)(b)	12,300	12,300
M/F Housing RB (Pinnacle Apts)
Series 2004
1.30%, 01/01/09 (a)(b)	6,900	6,900
M/F Housing RB (Tower Ridge Apts)
Series 2005
1.60%, 01/01/09 (a)(b)	15,000	15,000
M/F Housing Refunding RB (Alta Cullen Apts)
Series 2008
1.42%, 01/01/09 (a)(b)	14,000	14,000
RB (Addison Park Apts)
Series 2008
1.42%, 01/01/09 (a)(b)	14,000	14,000
S/F Mortgage RB
Series 2002 A&B
1.53%, 01/01/09 (a)(c)(d)	3,245	3,245
S/F Mortgage RB
Series 2004D
8.00%, 01/01/09 (a)(b)(c)	22,000	22,000
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007 A&B
1.53%, 01/01/09 (a)(b)(c)(d)	74,130	74,130
Gas Supply RB
Series 2007B
1.42%, 01/01/09 (a)(b)(c)(d)	141,525	141,525
1.43%, 01/01/09 (a)(b)(c)(d)	41,685	41,685
Texas Public Finance Auth
Unemployment Compensation Obligation Asssessment RB
Series 2003C4
1.00%, 03/11/09 (c)	12,600	12,600
Texas State Univ System
Revenue Financing System RB
Series 2006
1.25%, 01/01/09 (a)(b)(c)(d)	19,310	19,310
Texas Transportation Commission
GO Mobility Fund Bonds
Series 2005A
1.20%, 01/01/09 (a)(c)(d)	4,700	4,700
GO Mobility Fund Bonds
Series 2006
1.20%, 01/01/09 (a)(c)(d)	8,750	8,750
1.20%, 01/01/09 (a)(c)(d)	4,040	4,040
1.35%, 01/01/09 (a)(c)(d)	2,990	2,990
GO Mobility Fund Bonds
Series 2006A
1.35%, 01/01/09 (a)(c)(d)	8,685	8,685
GO Mobility Fund Bonds
Series 2007
1.20%, 01/01/09 (a)(c)(d)	30,500	30,500
1.20%, 01/01/09 (a)(c)(d)	8,050	8,050
GO Mobility Fund Bonds
Series 2008
1.20%, 01/01/09 (a)(c)(d)	6,310	6,310
State Highway Fund First Tier RB
Series 2006
1.35%, 01/01/09 (a)(c)(d)	5,095	5,095
State Highway Fund First Tier RB
Series 2007
1.35%, 01/01/09 (a)(c)(d)	19,000	19,000
State Highway Fund First Tier RB
Series 2007 & 2006A
1.35%, 01/01/09 (a)(c)(d)	2,735	2,735
State Highway Fund Revenue CP Notes
Series A
1.20%, 02/05/09 (b)	25,000	25,000
0.80%, 03/05/09 (b)	20,000	20,000
0.80%, 03/06/09 (b)	25,000	25,000
Texas Water Development Board
State Revolving Fund Subordinate Lien RB Program
Series 2008B
1.35%, 01/01/09 (a)(c)(d)(g)	17,420	17,420
Water Financial Assistance GO Bonds
Series 2007D
1.28%, 01/01/09 (a)(c)(d)	5,800	5,800
Travis Cnty Health Facilities Development Corp
RB (Ascension Health)
Series 1999A
5.36%, 11/15/09 (b)	6,420	6,737
5.40%, 11/15/09 (b)	250	262
5.55%, 11/15/09 (b)	1,050	1,104
Trinity River Auth
Solid Waste Disposal RB (Community Waste Disposal)
Series 1999
1.05%, 01/07/09 (a)(b)	2,200	2,200
Univ of Houston System
Consolidated Refunding RB
Series 2008
1.90%, 01/01/09 (a)(c)(d)	3,960	3,960
Univ of North Texas
Revenue Financing System Bonds (Univ of North Texas)
Series 2007
1.38%, 01/01/09 (a)(b)(c)(d)	12,930	12,930
Univ of Texas
Permanent Univ Fund Notes
Series A
1.50%, 01/06/09	45,000	45,000
0.50%, 01/28/09	26,500	26,500
1.30%, 02/04/09	7,000	7,000
Permanent Univ Fund Refunding Bonds
Series 2006A
2.20%, 07/01/09	5,795	5,875
Permanent Univ Fund Refunding Bonds
Series 2006B
1.19%, 01/01/09 (a)(c)(d)	3,995	3,995
1.25%, 01/01/09 (a)(c)(d)	16,713	16,714
Revenue Financing System Bonds
Series 1999B
1.10%, 08/15/09	1,000	1,027
Waco Health Facilities Development Corp
Mortgage RB (Hillcrest Health System)
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)	10,870	10,870

		2,297,210

See financial notes 51

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Utah 1.0%
Carbon Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.80%, 01/07/09 (a)(b)	1,800	1,800
Clearfield Cnty
M/F Housing Refunding RB (Oakstone Apts)
Series 2008
1.37%, 01/01/09 (a)(b)	12,100	12,100
Emery Cnty
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.89%, 01/07/09 (a)(b)	10,000	10,000
Murray
Hospital RB (IHC Health Services Inc)
Series 2005C
1.30%, 01/01/09 (a)(c)	3,400	3,400
Hospital RB (IHC Health Services Inc)
Series 2005D
1.17%, 01/02/09 (a)	5,000	5,000
Nephi City
IDRB (Fibertek Insulation West)
Series 2008
1.85%, 01/01/09 (a)(b)	4,000	4,000
Riverton
Hospital RB (IHC Health Services)
Series 2007A
1.20%, 01/01/09 (a)(c)(d)	26,015	26,015
Salt Lake Cnty Housing Auth
M/F Housing Refunding RB (Bridgeside Landing Apts)
Series 2008
1.35%, 01/01/09 (a)(b)	14,225	14,225
Utah Building Ownership Auth
Lease Refunding RB
Series 1998C
1.66%, 01/01/09 (a)(b)(c)(d)	9,695	9,695
Utah State Board of Regents
Hospital Refunding RB (Univ of Utah)
Series 2006A
1.20%, 01/01/09 (a)(b)(c)(d)(g)	49,385	49,385
Hospital Refunding RB (Univ of Utah)
Series 2008
1.15%, 01/01/09 (a)(b)	3,100	3,100
Student Loan RB Sr
Series 2008A
1.33%, 01/06/09 (a)(b)	30,000	30,000
Utah Transit Auth
Sales Tax RB
Series 2008A
2.15%, 01/28/09 (c)(d)	39,310	39,310
Subordinated Sales Tax Refunding RB
Series 2007A
1.40%, 01/01/09 (a)(c)(d)	7,250	7,250

		215,280

Vermont 0.4%
Vermont Economic Development Auth
IDRB (Agri-Mark)
Series 1999A
1.70%, 01/01/09 (a)(b)	17,000	17,000
IDRB (Agri-Mark)
Series 1999B
1.70%, 01/01/09 (a)(b)	1,000	1,000
Vermont Educational & Health Buildings Financing Agency
RB (Middlebury College)
Series 2002
1.75%, 11/02/09	8,300	8,300
Vermont Housing Finance Agency
Multiple Purpose Bonds
Series 2007C
7.50%, 01/07/09 (a)(b)(c)	16,500	16,500
Vermont Student Assistance Corp
RB Sr
Series 2008A1
1.85%, 01/01/09 (a)(b)	40,000	40,000

		82,800

Virginia 1.3%
Arlington Cnty IDA
M/F Housing RB (Gates of Ballston Apts)
Series 2005
0.95%, 01/07/09 (a)(b)	14,300	14,300
Caroline Cnty IDA
Development RB (Meadow Event Park)
Series 2007G
1.50%, 01/01/09 (a)(b)(f)	15,835	15,835
Hampton Roads Sanitation District
Wastewater RB
Series 2008
1.15%, 01/01/09 (a)(c)(d)	3,875	3,875
Hanover Cnty Economic Development Auth
Refunding RB (Bon Secours Health System)
Series 2008D2
0.67%, 01/07/09 (a)(b)	6,880	6,880
Harrisonburg Redevelopment & Housing Auth
M/F Housing RB (Woodman West Apts)
Series 2008
1.10%, 01/01/09 (a)(b)	9,950	9,950
Henrico Economic Development Auth
RB (Bon Secours Health System )
Series 2008B1
1.25%, 01/07/09 (a)(b)(c)	5,145	5,145
RB (Bon Secours Health System)
Series 2008B2
1.25%, 01/07/09 (a)(b)(c)	5,150	5,150
King George Cnty
Solid Waste Disposal Facility RB (Garnet)
Series 1996
1.45%, 01/01/09 (a)(b)	3,700	3,700
Newport News IDA
RB (CNU Warwick Student Apts)
Series 2004
1.20%, 01/01/09 (a)(b)	4,000	4,000
Norfolk Economic Development Auth
CP Revenue Notes (Pooled Financing Progam-Sentara Healthcare)
1.25%, 01/21/09 (c)	76,300	76,300
Hospital Facilities RB (Sentara Healthcare)
Series 2004C
1.75%, 01/07/09 (a)	5,000	5,000

52 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Portsmouth Redevelopment & Housing Auth
M/F Housing RB (Churchland North Apts)
Series 1999
1.52%, 01/07/09 (a)(b)	5,895	5,895
Univ of Virginia
CP General Revenue Pledge Notes
Series A
2.35%, 01/07/09	4,975	4,975
Virginia Beach Development Auth
M/F Residential Rental Housing RB (Silver Hill at Thalia)
Series 1999
1.52%, 01/01/09 (a)(b)	3,800	3,800
Virginia College Building Auth
Educational Facilities RB
Series 2007A
1.15%, 01/01/09 (a)(c)(d)	3,115	3,115
1.20%, 01/01/09 (a)(c)(d)	3,685	3,685
Virginia Housing Development Auth
Commonwealth Mortgage Bonds
Series 2005A3
2.45%, 10/01/09	2,000	2,014
Commonwealth Mortgage Bonds
Series 2005C1
1.44%, 01/01/09 (a)(c)(d)	3,400	3,400
Commonwealth Mortgage Bonds
Series 2006D1
1.15%, 01/07/09 (a)(c)(d)	5,600	5,600
Commonwealth Mortgage Bonds
Series 2006D1
1.40%, 01/01/10	6,000	6,157
Commonwealth Mortgage Bonds
Series 2006D2
1.15%, 01/07/09 (a)(c)(d)	6,290	6,290
Virginia Port Auth
BAN
Series 2008
1.95%, 07/01/09	32,500	32,666
Port Facilities RB
Series 2006
1.41%, 01/01/09 (a)(b)(c)(d)	3,000	3,000
Port Fund RB (2002 Resolution)
Series 2005A
3.78%, 01/01/09 (a)(b)(c)(d)	2,615	2,615
Virginia Resources Auth
State Revolving Fund RB Subordinate
Series 2008
1.15%, 01/01/09 (a)(c)(d)	3,005	3,005
Virginia State Public Building Auth
Public Facilities RB
Series 2007A
1.08%, 08/01/09	10,795	11,039
Winchester IDA
Hospital RB (Winchester Medical Center)
Series 1991
1.76%, 01/01/09 (a)(c)(d)	14,590	14,590

		261,981

Washington 4.3%
Cascade Water Alliance
Water System RB
Series 2006
1.25%, 01/01/09 (a)(b)(c)(d)	8,635	8,635
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
1.15%, 01/01/09 (a)(c)(d)	3,110	3,110
1.90%, 01/01/09 (a)(c)(d)	8,285	8,285
Douglas Cnty Development Corp
RB (Executive Flight)
Series 1998
1.45%, 01/01/09 (a)(b)	5,500	5,500
Energy Northwest
Electric Refunding RB (Columbia Generating Station)
Series 2004A
1.25%, 07/01/09	10,525	10,733
Refunding Electric RB (Columbia Generating Station & Project No. 3)
Series 2001A
1.65%, 01/01/09 (a)(c)(d)	25,500	25,500
Refunding Electric RB (Project No. 3)
Series 2008F1
1.50%, 01/07/09 (a)(c)	5,000	5,000
King Cnty
Limited Tax GO Refunding Bonds
Series 2008
1.20%, 01/01/09 (a)(c)(d)	2,850	2,850
1.25%, 01/01/09 (a)(c)(d)	3,545	3,545
Sewer RB Second
Series 2006
1.75%, 01/01/09 (a)(c)(d)	7,500	7,500
Sewer RB
Series 2007
2.16%, 01/01/09 (a)(c)(d)	31,250	31,250
1.35%, 01/02/09 (a)(c)(d)	7,885	7,885
Sewer Refunding RB Second
Series 2006
1.15%, 01/01/09 (a)(b)(c)(d)	3,340	3,340
Sewer Refunding RB
Series 2006
1.25%, 01/01/09 (a)(b)(c)(d)	22,895	22,895
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
1.25%, 01/01/09 (a)(b)(c)(d)	7,850	7,850
Lewis Cnty
Limited Tax GO & Refunding Bonds 1999
5.33%, 12/01/09 (b)	1,805	1,878
Olympia
Solid Waste RB (LeMay Enterprises)
Series 1999
1.03%, 01/07/09 (a)(b)	2,330	2,330
Pierce Cnty Economic Development Corp
IDRB (McFarland Cascade)
Series 1996
1.60%, 01/01/09 (a)(b)	3,945	3,945
RB (Flex-A-Lite Consolidated)
Series 1996
1.05%, 01/07/09 (a)(b)	1,650	1,650
Port of Seattle
Intermediate Lien Refunding RB
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	24,855	24,855
RB
Series 2000B
1.28%, 01/01/09 (a)(b)(c)(d)	3,375	3,375

See financial notes 53

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB
Series 2003A
2.25%, 01/01/09 (a)(c)(d)	5,345	5,345
RB
Series 2003B
1.85%, 01/01/09 (a)(c)(d)	5,140	5,140
Subordinate Lien Refunding RB
Series 2008
1.00%, 01/07/09 (a)(b)	10,000	10,000
Seattle
Drainage & Wastewater RB 2008
1.53%, 01/01/09 (a)(c)(d)	13,390	13,390
Limited Tax GO Improvement & Refunding Bonds
Series 2007
1.20%, 01/01/09 (a)(c)(d)	1,825	1,825
Seattle Housing Auth
RB (CHHIP & HRG Projects)
Series 1996
1.05%, 01/07/09 (a)(b)	3,110	3,110
Snohomish Cnty Public Utliites District No.1
Electric System BAN Second
Series 2008A
2.30%, 08/05/09	15,000	15,127
Stanwood SD No. 401
Unlimited Tax GO & Refunding Bonds
Series 1999
1.82%, 06/15/09 (b)	6,690	6,788
Tacoma Housing Auth
RB (Crown Assisted Living)
Series 1998
1.70%, 01/07/09 (a)(b)	2,720	2,720
Univ of Washington
RB
Series 2007
1.15%, 01/01/09 (a)(b)(c)(d)	38,615	38,615
Vancouver Housing Auth
Pooled Housing Refunding RB
Series 2008
1.18%, 01/01/09 (a)(b)	4,500	4,500
Washington
GO Bonds
Series 2003C
3.94%, 01/01/09 (a)(c)(d)	6,025	6,025
GO Bonds
Series 2005D
0.98%, 01/01/10	7,575	7,877
GO Bonds
Series 2008B
3.45%, 01/01/09 (a)(c)(d)	22,105	22,105
GO Refunding Bonds
Series R2007A
1.09%, 01/01/09	1,725	1,725
Motor Vehicle Fuel Tax GO Bonds
Series 2003C
1.46%, 01/01/09 (a)(c)(d)	3,610	3,610
Motor Vehicle Fuel Tax GO Bonds
Series 2006E
1.25%, 01/01/09 (a)(c)(d)	6,130	6,130
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
1.50%, 01/01/09 (a)(c)(d)	15,720	15,720
Motor Vehicle Fuel Tax GO Bonds
Series 2008D
2.74%, 01/01/09	8,880	8,880
Various Purpose GO Bonds
Series 1998C
1.36%, 01/01/09 (a)(c)(d)	9,900	9,900
Various Purpose GO Bonds
Series 2002B
1.65%, 01/01/09 (a)(c)(d)	29,540	29,540
Various Purpose GO Bonds
Series 2005D
1.90%, 01/01/09 (a)(c)(d)	995	995
Various Purpose GO Bonds
Series 2006D
1.24%, 01/01/09 (a)(b)(c)(d)	13,655	13,655
Various Purpose GO Bonds
Series 2008A
1.35%, 01/01/09 (a)(c)(d)	6,000	6,000
Various Purpose GO Bonds
Series 2008C
1.15%, 01/01/09 (a)(c)(d)	3,859	3,858
1.25%, 01/01/09 (a)(c)(d)	4,945	4,945
Various Purpose GO Bonds
Series 2009A
1.35%, 01/01/09 (a)(c)(d)	10,600	10,600
Washington Economic Development Finance Auth
RB (Hunter Douglas)
Series 1997A
1.52%, 01/07/09 (a)(b)	3,500	3,500
Refunding RB (Puget Sound Blood Center)
Series 2008D
1.13%, 01/01/09 (a)(b)	2,500	2,500
Solid Waste Disposal RB (Cedar Grove Composting)
Series 2004B
1.05%, 01/07/09 (a)(b)	13,600	13,600
Solid Waste Disposal RB (Heirborne Investments, LLC)
Series 2006K
1.05%, 01/07/09 (a)(b)	5,730	5,730
Solid Waste Disposal RB (Lemay Enterprises)
Series 2005B
1.03%, 01/07/09 (a)(b)	10,585	10,585
Solid Waste Disposal RB (Specialty Chemical Products LLC)
Series 2007
1.45%, 01/01/09 (a)(b)	20,800	20,800
Solid Waste Disposal RB (Waste Management)
Series 2000C
1.05%, 01/07/09 (a)(b)	17,900	17,900
Solid Waste Disposal RB (Waste Management)
Series 2000H
1.05%, 01/07/09 (a)(b)	9,825	9,825
Solid Waste Disposal RB (Waste Management)
Series 2000I
0.83%, 01/07/09 (a)(b)	5,310	5,310
1.05%, 01/07/09 (a)(b)	7,235	7,235
Solid Waste Disposal RB (Waste Management)
Series 2005D
1.45%, 01/01/09 (a)(b)	18,000	18,000
Washington Health Care Facilities Auth
RB (Catholic Health Initiatives)
Series 2008A5
0.85%, 01/07/09 (a)	5,000	5,000

54 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Catholic Health Initiatives)
Series 2008D
1.20%, 01/01/09 (a)(c)(d)	7,505	7,505
RB (Children’s Hospital & Regional Medical Center)
Series 2008A
0.80%, 01/07/09 (a)(b)	8,930	8,930
RB (Fred Hutchinson Cancer Research Center)
Series 2001A
0.75%, 01/07/09 (a)(b)	22,625	22,625
RB (Kadlec Medical Center)
Series 2006B
4.25%, 01/07/09 (a)(b)(c)	10,000	10,000
RB (Yakima Valley Farm Workers Clinic)
Series 1997
0.80%, 01/07/09 (a)(b)	2,200	2,200
Washington Housing Finance Commission
M/F Housing RB (Anchor Village Apts)
Series 1997
1.30%, 01/01/09 (a)(b)	10,750	10,750
M/F Housing RB (Brittany Park Phase II)
Series 1998A
1.30%, 01/01/09 (a)(b)	3,480	3,480
M/F Housing RB (Brittany Park)
Series 1996A
1.30%, 01/01/09 (a)(b)	8,930	8,930
M/F Housing RB (Fairwinds Redmond)
Series 2005A
1.23%, 01/01/09 (a)(b)	7,500	7,500
M/F Housing RB (Forest Creek Apts)
Series 2006
1.30%, 01/01/09 (a)(b)	13,815	13,815
M/F Housing RB (Highlander Apts)
Series 2004A
1.30%, 01/01/09 (a)(b)	7,000	7,000
M/F Housing RB (Lakewood Meadows Apts)
Series 2000A
1.55%, 01/01/09 (a)(b)	3,140	3,140
M/F Housing RB (Merrill Gardens at Queen Anne)
Series 2004A
1.30%, 01/02/09 (a)(b)	25,180	25,180
M/F Housing RB (Merrill Gardens)
Series 1997A
1.30%, 01/01/09 (a)(b)	6,125	6,125
M/F Housing RB (Parkview Apts)
Series 2008
1.40%, 01/01/09 (a)(b)	3,060	3,060
M/F Housing RB (Rainier Court Apts)
Series 2003A
1.30%, 01/01/09 (a)(b)	12,750	12,750
M/F Housing RB (Silver Creek Apts)
Series 2004
1.30%, 01/01/09 (a)(b)	4,100	4,100
M/F Housing RB (The Seasons Apts)
Series 2006
1.55%, 01/01/09 (a)(b)	20,000	20,000
M/F Housing RB (The Vintage at Chehalis Sr Living Project)
Series 2006
1.30%, 01/01/09 (a)(b)	8,190	8,190
M/F Housing RB (Vintage at Burien)
Series 2004A
1.30%, 01/01/09 (a)(b)	6,570	6,570
M/F Housing RB (Woodrose Apts)
Series 1999A
1.30%, 01/01/09 (a)(b)	6,750	6,750
M/F Mortgage RB (Canyon Lakes)
Series 1993
1.23%, 01/01/09 (a)(b)	3,930	3,930
M/F Mortgage RB (Meridian Court Apts)
Series 1996
0.95%, 01/07/09 (a)(b)	6,700	6,700
M/F RB (Cedar Ridge Retirement)
Series 2005A
1.23%, 01/02/09 (a)(b)	5,030	5,030
Non-Profit Refunding RB (Horizon House)
Series 2005
1.10%, 01/02/09 (a)(b)	11,360	11,360
Washington State Univ
Student Fee RB
Series 2006A
1.15%, 01/01/09 (a)(b)(c)(d)	16,800	16,800
Yakima Cnty Public Corp
IDRB (Cowiche Growers)
Series 1998
1.45%, 01/01/09 (a)(b)	1,600	1,600

		814,041

West Virginia 0.4%
Marion Cnty
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990B
0.90%, 01/07/09 (a)(b)	9,285	9,285
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990C
0.90%, 01/07/09 (a)(b)	12,300	12,300
Solid Waste Disposal Facility RB (Grant Town Cogeneration)
Series 1990D
0.90%, 01/07/09 (a)(b)	2,400	2,400
West Virginia Economic Development Auth
Refunding RB (Appalachian Power Company-Mountaineer)
Series 2008B
1.52%, 01/01/09 (a)(b)	21,275	21,275
Refunding RB (Ohio Power Company-Kammer)
Series 2008B
1.10%, 01/01/09 (a)(b)	6,665	6,665
West Virginia Higher Education Policy Commission
RB (Higher Education Facilities)
Series 2004B
1.95%, 02/26/09 (b)(c)(d)	15,580	15,580
West Virginia Water Development Auth
Water Development RB (Loan Program IV)
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	9,260	9,260

		76,765

Wisconsin 2.8%
Kenosha
IDRB (Asyst Technologies)
Series 1997
1.45%, 01/01/09 (a)(b)	5,000	5,000

See financial notes 55

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Milwaukee
GO CP Promissory Notes
Series 2008C2
0.70%, 04/01/09 (b)	6,000	6,000
New Richmond SD
2008 BAN
2.20%, 06/16/09	13,425	13,486
Wisconsin
GO Bonds
Series 2006C
1.54%, 01/01/09 (a)(c)(d)	5,525	5,525
GO Bonds
Series 2007A
1.95%, 03/12/09 (b)(c)(d)	24,295	24,295
GO Bonds
Series 2007C
1.15%, 01/01/09 (a)(c)(d)	6,405	6,405
GO CP Notes 2005A
0.95%, 02/02/09 (c)	8,300	8,300
GO CP Notes 2006A
0.55%, 02/04/09 (c)	33,700	33,700
0.85%, 03/05/09 (c)	20,000	20,000
GO Refunding Bonds
Series 1998-1
0.98%, 11/01/09	3,475	3,604
Operating Notes of 2008
1.69%, 06/15/09	50,000	50,291
Transportation RB
Series 2005A
1.25%, 01/01/09 (a)(c)(d)	7,552	7,552
Transportation RB
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	8,060	8,060
Transportation Revenue CP
Series 2006A
0.92%, 02/04/09 (c)	5,000	5,000
Wisconsin Health & Educational Facilities Auth
Health Care Facilities RB (Luther Hospital)
Series 2008
1.68%, 04/15/09	13,800	13,800
RB (Aspirus Wausau Hospital Inc Obligated Group)
Series 2004
1.75%, 01/07/09 (a)(b)	44,800	44,800
RB (Aurora Health Care Inc)
Series 2006A
1.69%, 01/02/09 (a)(b)	30,810	30,810
RB (Aurora Health Care Inc)
Series 2006C
2.10%, 01/02/09 (a)(b)	15,000	15,000
RB (Aurora Health Care Inc)
Series 2008B
1.60%, 11/13/09 (b)	18,000	18,000
RB (Aurora Health Care Obligated Group)
Series 1993
1.76%, 01/01/09 (a)(b)(c)(d)	91,200	91,200
RB (Aurora Health Care)
Series 1997
1.76%, 01/01/09 (a)(b)(c)(d)	15,860	15,860
RB (Children’s Hospital of Wisconsin)
Series 2008B
2.50%, 01/15/10 (e)	35,000	35,000
RB (Mount Mary College)
Series 2008
1.23%, 01/01/09 (a)(b)	6,410	6,410
RB (Reedsburg Area Medical Center)
Series 2006B
2.60%, 01/02/09 (a)(b)	4,775	4,775
RB (Sisters of the Sorrowful Mother-Ministry Corp)
Series 1997A
2.26%, 01/01/09 (a)(b)(c)(d)	33,355	33,355
Wisconsin Housing & Economic Development Auth
Homeownership RB
Series 2002C
0.80%, 01/07/09 (a)(c)	1,595	1,595
Homeownership RB
Series 2003B
0.95%, 01/07/09 (a)(c)	9,865	9,865
Homeownership RB
Series 2005C
0.95%, 01/07/09 (a)(c)	11,000	11,000
Homeownership RB
Series 2006E
1.44%, 01/01/09 (a)(c)(d)	7,275	7,275
Homeownership RB
Series 2008A
1.43%, 01/01/09 (a)(c)(d)	20,590	20,590
Housing RB
Series 2007C
1.35%, 01/01/09 (a)(c)	3,835	3,835
Housing RB
Series 2008A
1.35%, 01/01/09 (a)(c)	6,655	6,655
Housing RB
Series 2008D
1.30%, 01/01/09 (a)(c)	4,595	4,595
Housing RB
Series 2008E
1.35%, 01/01/09 (a)(c)	3,235	3,235

		574,873

Wyoming 0.3%
Lincoln Cnty
Pollution Control RB (Exxon)
Series 1987B
1.00%, 01/02/09 (a)	2,000	2,000
Sweetwater Cnty
Hospital RB (Memorial Hospital)
Series 2006A
1.63%, 01/07/09 (a)(b)	3,065	3,065
Pollution Control Refunding RB (PacifiCorp)
Series 1994
0.80%, 01/07/09 (a)(b)	3,750	3,750
Wyoming Student Loan Corporation
Refunding RB Sr
Series 2008A1
1.30%, 01/01/09 (a)(b)	8,200	8,200
Refunding RB Sr
Series 2008A2
1.30%, 01/01/09 (a)(b)	35,000	35,000

56 See financial notes

 Schwab Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Refunding RB Sr
Series 2008A3
1.30%, 01/01/09 (a)(b)	10,000	10,000

		62,015

Total Municipal Securities (Cost $20,103,741)		20,103,741

Other Investments 1.1% of net assets
Nuveen Dividend Advantage Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 1
1.55%, 01/01/09 (a)(b)(d)	98,000	98,000
Nuveen Insured New York Dividend Advantage Municipal Fund
Variable Rate Demand Preferred Shares
Series 1
1.55%, 01/01/09 (a)(b)(d)	25,000	25,000
Nuveen Insured Premium Income Municipal Fund 2
Variable Rate Demand Preferred Shares
Series 1
1.55%, 01/01/09 (a)(b)(d)	109,500	109,500

Total Other Investments (Cost $232,500)		232,500

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $20,336,241.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $7,248,356 or 35.6% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $67,274 or 0.3% of net assets.
(f)	Delayed-delivery security.
(g)	All or a portion of this security is held as collateral for delayed delivery security.

BAN — Bond anticipation note
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RB — Revenue bond
SD — School district
S/F — Single-family
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note
USD — Unified school district

See financial notes 57

 Schwab Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$20,336,241
Cash		13,451
Receivables:
Investments sold		114,770
Fund shares sold		199,688
Interest		86,269
Prepaid expenses	+	2,321

Total assets		20,752,740

Liabilities
Payables:
Investments bought		103,340
Investment adviser and administrator fees		379
Transfer agent and shareholder services fees		378
Fund shares redeemed		61,005
Distributions to shareholders		2,502
Accrued expenses	+	366

Total liabilities		167,970

Net Assets
Total assets		20,752,740
Total liabilities	−	167,970

Net assets		$20,584,770
Net Assets by Source
Capital received from investors		20,584,771
Net realized capital losses		(1)

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$10,855,512		10,857,260		$1.00
Value Advantage Shares	$3,218,589		3,218,337		$1.00
Select Shares	$1,699,764		1,699,490		$1.00
Institutional Shares	$4,810,905		4,810,134		$1.00

58 See financial notes

 Schwab Municipal Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$428,070

Net Realized Gains and Losses
Net realized gains on investments		2,072

Expenses
Investment adviser and administrator fees		55,673
Transfer agent and shareholder service fees:
Sweep Shares		31,899
Value Advantage Shares		6,532
Select Shares		3,325
Institutional Shares		9,233
Temporary Guarantee Program expense		1,946
Registration fees		1,519
Portfolio accounting fees		543
Custodian fees		301
Shareholder reports		241
Interest expense		169
Professional fees		98
Trustees’ fees		79
Other expenses	+	132

Total expenses		111,690
Expense reduction by adviser and Schwab	−	27,297
Custody credits	−	685

Net expenses		83,708

Increase (Decrease) in Net Assets from Operations
Total investment income		428,070
Net expenses	−	83,708

Net investment income		344,362
Net realized gains	+	2,072

Increase in net assets from operations		$346,434

See financial notes 59

 Schwab Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$344,362	$463,816
Net realized gains	+	2,072	1,956

Increase in net assets from operations		346,434	465,772

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		164,890	228,064
Value Advantage Shares		58,135	86,989
Select Shares		30,984	44,509
Institutional Shares	+	90,353	104,254

Total distributions from net investment income		344,362	463,816

Transactions in Fund Shares*
Shares Sold
Sweep Shares		48,352,276	42,441,488
Value Advantage Shares		5,220,149	3,637,661
Select Shares		3,135,399	2,573,162
Institutional Shares	+	8,714,110	6,257,609

Total shares sold		65,421,934	54,909,920

Shares Reinvested
Sweep Shares		160,570	224,163
Value Advantage Shares		48,230	75,977
Select Shares		26,082	38,334
Institutional Shares	+	75,172	89,845

Total shares reinvested		310,054	428,319

Shares Redeemed
Sweep Shares		(46,149,530)	(41,406,081)
Value Advantage Shares		(4,835,870)	(3,726,353)
Select Shares		(2,889,742)	(2,427,616)
Institutional Shares	+	(7,818,560)	(5,001,979)

Total shares redeemed		(61,693,702)	(52,562,029)

Net transactions in fund shares		4,038,286	2,776,210

Net Assets
Beginning of period		16,544,412	13,766,246
Total increase	+	4,040,358	2,778,166

End of period		$20,584,770	$16,544,412

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

60 See financial notes

Schwab AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.78	3.07	2.83	1.81	0.60

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.63 [1]	0.63	0.65	0.65	0.66
Gross operating expenses	0.74	0.75	0.86	0.85	0.85
Net investment income (loss)	1.74	3.02	2.77	1.78	0.59
Net assets, end of period ($ x 1,000,000)	2,446	1,680	1,045	1,973	1,905

	1/1/08–	1/1/07–	11/6/06[2]–
Value Advantage Shares	12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.00	[3]

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.00)[3]

Net asset value at end of period	1.00	1.00	1.00

Total return (%)	1.95	3.26	0.49	[4]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.46 [1]	0.45	0.44	5, [6]
Gross operating expenses	0.61	0.63	0.68	[6]
Net investment income (loss)	1.88	3.19	3.22	[6]
Net assets, end of period ($ x 1,000,000)	1,901	1,224	85

1 The ratio of net operating expenses would have been 0.62% for Sweep Shares and 0.45% for Value Advantage Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for the Money Market Funds) had not been included.
2 Commencement of operations.
3 Per-share amount was less than $0.01.
4 Not annualized.
5 The ratio of net operating expenses would have been 0.45%, if custody credits had not been included.
6 Annualized.

See financial notes 61

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.4%	Municipal Securities	4,322,021	4,322,021

99.4%	Total Investments	4,322,021	4,322,021
0.6%	Other Assets and Liabilities		25,250

100.0%	Net Assets		4,347,271

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.4% of net assets

Alabama 2.8%
Alabama
GO Bonds
Series 2007A
1.26%, 01/01/09 (a)(b)(c)(d)	6,280	6,280
Alabama Municipal Funding Corp
Municipal Funding Notes Master
Series 2006A
1.27%, 01/01/09 (a)(b)	14,820	14,820
Municipal Funding Notes
Series 2008A (Tranche I)
1.27%, 01/01/09 (a)(b)	29,895	29,895
Bessemer Government Utility Services Corp
Water Supply Refunding RB
Series 2008
2.65%, 01/01/09 (a)(b)(c)(d)	7,325	7,325
Birmingham Downtown Redevelopment Auth
RB (UAB Educational Foundation)
Series 2002
1.40%, 01/07/09 (a)(b)	17,735	17,735
Mobile Board of Water & Sewer
RB
Series 2006
1.18%, 01/01/09 (a)(b)(c)(d)	4,160	4,160
Mobile Special Care Facilities Financing Auth
RB (Ascension Health Sr Credit Group)
Series 2006D
2.50%, 01/01/09 (a)(c)(d)	27,000	27,000
Washington Cnty IDA
IDRB (Bay Gas Storage Co)
Series 2007
1.05%, 01/07/09 (a)(b)	13,350	13,350

		120,565

Alaska 0.0%
Anchorage
GO School Bonds
Series 1999
4.41%, 12/01/09 (b)	1,340	1,384

Arizona 1.8%
Arizona Health Facilities Auth
RB (Banner Health)
Series 2008D
1.35%, 01/01/09 (a)(c)(d)	8,600	8,600
1.42%, 01/01/09	2,000	2,000
Maricopa Cnty USD No.11
School Improvement Bonds
Series 2008
1.87%, 07/01/09 (b)	8,750	8,798
Nogales
Revenue Obligations (Wastewater System)
Series 2006A
3.65%, 10/01/09 (b)	2,140	2,183
Phoenix Civic Improvement Corp
Subordinate Excise Tax RB (Civic Plaza Expansion)
Series 2005A
1.38%, 01/01/09 (a)(b)(c)(d)	7,700	7,700
Pima Cnty
COP
Series 2008
2.22%, 06/01/09	6,000	6,068
Scottsdale Municipal Property Corp
Excise Tax Refunding RB
Series 2006
1.25%, 01/01/09 (a)(c)(d)	10,119	10,118
Sun Devil Energy Center LLC
RB (Arizona State Univ)
Series 2008
1.00%, 01/07/09 (a)(b)(c)	3,000	3,000
Yuma Municipal Property Corp
Sr Lien Utility System RB
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	29,095	29,095

		77,562

Arkansas 0.1%
Pulaski Cnty Public Facilities Board
RB (The Anthony School)
Series 2008
1.75%, 01/01/09 (a)(b)	5,500	5,500

62 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

California 3.8%
California
Economic Recovery Bonds
Series 2004C15
1.75%, 01/07/09 (a)(b)(c)	1,906	1,906
Economic Recovery Bonds
Series 2004C16
2.00%, 01/07/09 (a)(b)(c)	1,880	1,880
California Department of Water Resources
Power Supply RB
Series 2002C7
3.01%, 01/01/09 (a)(b)(c)	1,000	1,000
Power Supply RB
Series 2008J2
0.65%, 01/01/09 (a)(b)	4,600	4,600
California State Univ
Systemwide RB
Series 2005C
1.32%, 01/01/09 (a)(b)(c)(d)	2,420	2,420
California Transit Finance Auth
Bonds
Series 1997
4.00%, 01/07/09 (a)(b)(c)	16,805	16,805
Contra Costa Water District
Water Refunding RB
Series K
1.61%, 01/01/09 (a)(b)(c)(d)	2,600	2,600
East Bay Municipal Utility District
Wastewater System Subordinated Refunding RB
Series 2008C
2.15%, 01/07/09 (a)(c)	10,260	10,260
Long Beach Community College District
GO Bonds (2008 Election)
Series 2008A
1.37%, 01/01/09 (a)(b)(c)(d)	154	154
Los Angeles Cnty Metropolitan Transportation Auth
First Tier Sr Sales Tax Refunding RB (Proposition A)
Series 2008A4
3.50%, 01/01/09 (a)(c)	40,825	40,825
Modesto
Water Refunding Revenue COP
Series 2008A
1.10%, 01/01/09 (a)(b)(c)	12,485	12,485
Southern California Public Power Auth
Subordinate Refunding RB (Southern Transmission)
Series 1996B
3.00%, 01/07/09 (a)(b)(c)	70,840	70,840
Yosemite Community College District
GO Bonds (Election of 2004)
Series 2008C
1.60%, 01/01/09 (a)(b)(c)(d)	1,500	1,500

		167,275

Colorado 2.0%
Bachelor Gulch Metropolitan District
GO Bonds
Series 2004
1.25%, 01/01/09 (a)(b)	3,335	3,335
Colorado Educational & Cultural Facilities Auth
RB (Lutheran Church Extension Fund - Missouri Synod)
Series 2008
1.43%, 01/02/09 (a)(b)	12,225	12,225
RB (Rehoboth Christian School Association)
Series 2007
1.65%, 01/01/09 (a)(b)	7,815	7,815
Colorado Health Facilities Auth
RB (Catholic Health Initiatives)
Series 2006C7
1.35%, 01/02/09 (a)(c)(d)	12,495	12,495
Colorado Springs
Subordinate Lien Improvement RB
Series 2005A
0.95%, 01/01/09 (a)(c)	14,945	14,945
Colorado Springs Utilities System
Improvement & Refunding RB
Series 2007B
3.40%, 01/01/09 (a)(c)	1,750	1,750
Commerce City Northern Infrastructure General Improvement District
GO Bonds
Series 2006
1.25%, 01/01/09 (a)(b)	1,000	1,000
Concord Metropolitan District
GO Refunding & Improvement Bonds
Series 2004
2.00%, 12/01/09 (b)	3,800	3,800
Denver
Refunding COP (Wellington E. Webb Municipal Office Building)
Series 2008 A2
1.15%, 01/02/09 (a)(c)	1,500	1,500
Denver Urban Renewal Auth
Stapleton Sr Tax Increment RB
Series 2008A1
1.20%, 01/01/09 (a)(b)	3,100	3,100
Lowry Economic Redevelopment Auth
RB
Series 2008A
0.85%, 01/07/09 (a)(b)	7,965	7,965
NBC Metropolitan District
GO Bonds
Series 2004
2.25%, 12/01/09 (b)	3,570	3,570
Parker Automotive Metropolitan District
GO Bonds
Series 2005
1.25%, 01/01/09 (a)(b)	3,500	3,500
Southglenn Metropolitan District
Special RB
Series 2007
1.25%, 01/01/09 (a)(b)	10,150	10,150

		87,150

Connecticut 0.2%
Connecticut
GO Bonds
Series 2005D
1.75%, 01/01/09 (a)(c)(d)	3,300	3,300
Connecticut Health & Educational Facilities Auth
RB (Yale Univ)
Series Z1
1.33%, 01/01/09 (a)(c)(d)	5,165	5,165

		8,465

See financial notes 63

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Delaware 0.4%
Delaware Economic Development Auth
RB (Hospital Billing & Collection Service)
Series 1985A
0.87%, 01/07/09 (a)(b)	8,000	8,000
Delaware Health Facilities Auth
RB (Christiana Care Health Services)
Series 2008B
1.15%, 01/01/09 (a)	8,325	8,325

		16,325

District of Columbia 1.7%
District of Columbia
GO Bonds
Series 2007A
1.20%, 01/01/09 (a)(b)(c)(d)	18,235	18,235
GO Bonds
Series 2007C
2.15%, 01/01/09 (a)(b)(c)(d)	4,990	4,990
RB (KIPP DC)
Series 2008
1.25%, 01/02/09 (a)(b)	28,225	28,225
RB (Population Services International Issue)
Series 2007
0.85%, 01/07/09 (a)(b)	7,300	7,300
District of Columbia Water & Sewer Auth
Public Utility Subordinated Lien Refunding RB
Series 2008A
2.15%, 01/28/09 (b)(c)(d)	14,280	14,280

		73,030

Florida 9.5%
Broward Cnty
Professional Sports Facilities Tax & Refunding RB
Series 2006A
1.25%, 01/01/09 (a)(b)(c)(d)	7,135	7,135
Broward Cnty HFA
M/F Housing Refunding RB (Island Club Apts)
Series 2001A
1.25%, 01/01/09 (a)(b)	3,000	3,000
Broward Cnty SD
COP
Series 2007A
1.58%, 01/01/09 (a)(b)(c)(d)	9,410	9,410
Cape Coral
CP Notes
3.75%, 03/24/09 (b)	13,000	13,000
Capital Trust Agency
Housing RB (Atlantic Housing Foundation Properties)
Series 2008A
1.45%, 01/01/09 (a)(b)	10,000	10,000
Charlotte Cnty
Refunding RB
Series 2003A
1.00%, 01/01/09 (a)(b)(c)	20,870	20,870
Charlotte Cnty SD
TAN
Series 2008
2.35%, 10/01/09	2,000	2,024
Citizens Property Insurance Corp
High-Risk Account Sr Secured Refunding Bonds
Series 2008A2
2.50%, 06/01/09 (b)	10,000	10,081
Collier Cnty Health Facilities Auth
Health Facility RB (The Mooring Inc)
Series 2005
1.00%, 01/07/09 (a)(b)	9,000	9,000
Duval Cnty School Board
COP (Master Lease Program)
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	16,203	16,203
Escambia Cnty Health Facilities Auth
RB (Ascension Health Credit Group)
Series 1999A2
5.34%, 11/15/09 (b)	11,000	11,546
Florida Department of Transportation
Turnpike RB
Series 2006A
1.27%, 01/01/09 (a)(c)(d)	11,515	11,515
Turnpike RB
Series 2007A
1.64%, 01/01/09 (a)(c)(d)	17,555	17,555
Turnpike RB
Series 2008A
1.20%, 01/01/09 (a)(c)(d)	4,520	4,520
Turnpike Refunding RB
Series 2003A
1.24%, 07/01/09	1,325	1,351
Florida Higher Educational Facilities Financing Auth
RB (Flagler College Inc)
Series 2005
0.85%, 01/07/09 (a)(b)	7,760	7,760
RB (Jacksonville Univ)
Series 2006
2.25%, 01/01/09 (a)(b)	18,800	18,800
RB (St. Thomas Univ)
Series 2003
1.10%, 01/02/09 (a)(b)	4,025	4,025
Florida Housing Finance Corp
M/F Mortgage RB (Autumn Place Apts)
Series 2008
1.36%, 01/01/09 (a)(b)	8,000	8,000
M/F Mortgage Refunding RB (Grand Reserve at Lee Vista)
Series 2004L
1.33%, 01/01/09 (a)(b)	7,720	7,720
Florida State Board of Education
Capital Outlay Bonds
Series 2006D & E
1.20%, 01/01/09 (a)(c)(d)	3,000	3,000
Capital Outlay Refunding Bonds
Series 2005C
1.35%, 01/01/09 (a)(c)(d)	6,765	6,765
Public Education Capital Outlay Bonds
Series 2006B
1.24%, 01/01/09 (a)(b)(c)(d)	5,995	5,995
Florida State Univ Financial Assistance
Subordinated RB
Series 2002
1.25%, 01/01/09 (a)(b)(c)(d)	8,580	8,580

64 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Highlands Cnty Health Facilities Auth
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2006C
1.38%, 01/01/09 (a)(b)(c)(d)	10,035	10,035
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2008B1
1.35%, 01/02/09 (a)(b)	5,000	5,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series 2008B2
1.30%, 01/01/09 (a)(b)	2,000	2,000
Hospital RB (Adventist Health System/Sunbelt Obligated Group)
Series B
4.00%, 11/15/09	435	439
RB (Adventist Health System/Sunbelt Inc Accounts Receivable Program)
Series 1996 A2
1.13%, 01/01/09 (a)(b)	7,850	7,850
Indian River Cnty
RB (Saint Edwards School)
Series 1999
2.03%, 01/01/09 (a)(b)	10,250	10,250
Jacksonville
Transportation RB
Series 2007
1.25%, 01/01/09 (a)(c)(d)	14,500	14,500
Jacksonville Economic Development Commission
Healthcare Facilities Refunding RB (Methodist Refunding)
Series 2005
1.10%, 01/02/09 (a)(b)	6,700	6,700
Lakeland
Hospital RB (Lakeland Regional Health Systems)
Series 1999A
5.10%, 05/15/09 (b)	2,000	2,081
Miami-Dade Cnty
GO Bonds (Building Better Communities)
Series 2005
0.95%, 01/02/09 (a)(b)(c)(d)	9,900	9,900
Orange Cnty Health Facilities Auth
RB (Presbyterian Retirement Communities)
Series 2006B
1.58%, 01/01/09 (a)(b)	9,970	9,970
Refunding Program RB (Pooled Hospital Loan)
Series 1985
1.25%, 02/19/09 (b)	18,200	18,200
Orange Cnty HFA
Refunding RB (Highland Pointe Apts)
Series 1998J
1.32%, 01/01/09 (a)(b)	7,455	7,455
Orlando & Orange Cnty Expressway Auth
RB
Series 2007A
1.95%, 03/12/09 (b)(c)(d)	14,955	14,955
Refunding RB
Series 2003C2
4.00%, 01/01/09 (a)(b)(c)	24,355	24,355
Palm Beach Cnty
RB (Palm Beach Day Academy Inc)
Series 2006
2.03%, 01/01/09 (a)(b)	9,970	9,970
Palm Beach Cnty Health Facilities Auth
Refunding Program RB (Pooled Hospital Loan)
Series 1985
1.40%, 02/12/09 (b)	3,500	3,500
Tallahassee
Energy System RB
Series 2007
1.44%, 01/01/09 (a)(c)(d)	9,900	9,900
Tampa
Educational Facilities RB (Pepin Academy of Tampa)
Series 2002
1.75%, 01/01/09 (a)(b)	3,340	3,340
Tampa Bay Water Auth
Utility System Refunding & Improvement RB
Series 2001A
4.25%, 01/01/09 (a)(b)(c)(d)	5,200	5,200
Univ of South Florida Foundation
COP
Series 2003A
1.45%, 01/07/09 (a)(b)	6,950	6,950
Volusia Cnty School Board
COP
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	1,960	1,960
West Orange Healthcare District
RB
Series 1999B
1.25%, 01/01/09 (a)(b)	6,000	6,000
Winter Haven
Utility System Improvement & Refunding RB
Series 2005
1.20%, 01/01/09 (a)(b)(c)(d)	4,680	4,680

		413,045

Georgia 3.9%
Atlanta Airport
RB
Series 2004C
3.42%, 01/01/09 (a)(b)(c)(d)	9,995	9,995
Burke Cnty Development Auth
Pollution Control RB (Georgia Power) Second
Series 1995
3.00%, 01/06/09	25,000	25,000
Cobb Cnty Housing Auth
M/F Housing RB (Post Bridge)
Series 1996
0.95%, 01/07/09 (a)(b)	8,150	8,150
Cobb Cnty Kennestone Hospital Auth
Revenue Anticipation Certificates
Series 2005A
1.40%, 01/01/09 (a)(b)	22,500	22,500
Revenue Anticipation Certificates
Series 2005B
1.40%, 01/01/09 (a)(b)	12,500	12,500
Dekalb Cnty Housing Auth
M/F Housing RB (Highland Place Apts)
Series 2008
1.40%, 01/01/09 (a)(b)	27,000	27,000
Fayette Cnty Hospital Auth
Revenue Anticipation Certificates (Fayette Community Hospital)
Series 2001
0.85%, 01/07/09 (a)(b)	2,940	2,940

See financial notes 65

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fulton Cnty Develpment Auth
RB (Georgia Tech Athletic Association)
Series 2008A
1.25%, 12/02/09 (b)	6,150	6,150
Georgia
GO Bonds
Series 2000C
1.74%, 07/01/09	4,340	4,431
1.78%, 07/01/09	845	862
GO Bonds
Series 2007E
1.26%, 01/01/09 (a)(c)(d)	6,977	6,977
Housing Auth of Clayton Cnty
M/F Refunding RB
Series 1990E
1.15%, 01/07/09 (a)(b)	7,160	7,160
Metropolitan Atlanta Rapid Transit Auth
Sales Tax Refunding RB (Third Indenture)
Series 2007B
1.57%, 01/01/09 (a)(c)(d)	4,725	4,725
1.75%, 01/01/09 (a)(c)(d)	1,882	1,882
Sales Tax Revenue CP Notes
Series 2007D
2.75%, 01/20/09 (c)	15,400	15,400
Monroe Cnty Development Auth
RB (Georgia Power Company Plant Scherer) First
Series 2008
1.95%, 12/10/09	6,700	6,700
Private Colleges & Univ Auth
RB (Emory Univ)
Series 2005C3
0.80%, 01/01/09 (a)	7,800	7,800

		170,172

Hawaii 0.3%
Honolulu City & Cnty
Wastewater System RB Sr
Series 2005A
1.64%, 01/01/09 (a)(c)(d)	11,690	11,690

Idaho 0.3%
Idaho
TAN
Series 2008
1.72%, 06/30/09	12,500	12,578
Idaho Health Facilities Auth
Refunding RB (Valley Vista Care Corp Obligated Group)
Series 1999A
6.54%, 11/15/09 (b)	1,220	1,303

		13,881

Illinois 12.0%
Bolingbrook
GO Bonds
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	9,340	9,340
Jr Lien Tax Increment RB
Series 2005
1.60%, 01/07/09 (a)(b)	8,880	8,880
Chicago
Second Lien Wastewater Transmission Refunding RB
Series 2008C2
1.15%, 01/02/09 (a)(b)	10,300	10,300
Second Lien Wastewater Transmission Refunding RB
Series 2008C3
1.15%, 01/02/09 (a)(b)	700	700
GO Bonds Refunding
Series 2007A
1.51%, 01/01/09 (a)(c)(d)	10,380	10,380
GO Project & Refunding Bonds
Series 2006A
1.90%, 01/01/09 (a)(c)(d)	3,245	3,245
GO Project & Refunding Bonds
Series 2007A
1.38%, 01/01/09 (a)(c)(d)	26,195	26,195
RB (De La Salle Institute)
Series 1997
2.20%, 01/07/09 (a)(b)	4,696	4,696
Refunding GO Bonds
Series 1993B
1.35%, 01/07/09 (a)(b)(c)(d)	4,040	4,040
Sales Tax RB
Series 1998
1.66%, 01/01/09 (a)(c)(d)	9,900	9,900
Chicago Board of Education
Unlimited Tax GO Refunding Bonds (Dedicated Revenues)
Series 2004A
1.25%, 01/01/09 (a)(b)(c)(d)	12,940	12,940
Chicago Park District
GO Limited Tax Refunding Bonds
Series 2008G
1.35%, 01/01/10	2,275	2,357
GO Unlimited Tax Refunding Bonds
Series 2008H
1.35%, 01/01/10	1,475	1,528
GO Unlimited Tax Refunding Bonds
Series 2008I
1.35%, 01/01/10	1,120	1,149
Community Unit SD No.308
GO Bonds
Series 2008
1.25%, 01/01/09 (a)(b)(c)(d)	6,531	6,531
Cook Cnty
RB (Catholic Theological Union)
Series 2005
0.95%, 01/07/09 (a)(b)	1,500	1,500
Sales TAN
Series 2008
1.58%, 08/03/09	5,500	5,545
Duquoin
Industrial Revenue Refunding & Improvement Bonds (Marshall Browning Hospital)
Series 2006
1.75%, 01/01/09 (a)(b)	10,005	10,005
Illinois Educational Facilities Auth
RB (Concordia Univ River Forest)
Series 2001
1.93%, 01/02/09 (a)(b)	14,105	14,105
RB (Northwestern Univ)
Series 2003
1.20%, 01/01/09 (a)(c)(d)	3,465	3,465

66 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Univ of Chicago)
Series 1998B
1.80%, 07/01/09	7,000	7,077
1.87%, 07/01/09	2,000	2,021
3.88%, 07/01/09	3,050	5,813
3.89%, 07/01/09	2,600	3,538
3.90%, 07/01/09	2,000	2,021
3.95%, 07/01/09	6,000	6,070
3.98%, 07/01/09	1,000	1,009
Illinois Finance Auth
CP Revenue Notes (DePaul Univ Financing Program)
1.05%, 01/13/09	28,000	28,000
RB (Advocate Health Care Network)
Series 2003
1.82%, 07/02/09	13,650	13,650
RB (Advocate Health Care Network)
Series 2008A1
1.90%, 01/15/09	7,055	7,055
RB (Advocate Health Care Network)
Series 2008C3A
0.74%, 01/07/09 (a)(c)	20,000	20,000
RB (Resurrection Health Care)
Series 2005C
1.05%, 01/01/09 (a)(b)	7,235	7,235
RB (Univ of Chicago)
Series 2007
1.25%, 01/01/09 (a)(c)(d)	10,295	10,295
RB (Univ of Chicago)
Series 2008
1.00%, 01/01/09 (a)(c)	24,426	24,426
Refunding RB (Swedish Covenant Hospital)
Series 2008A
0.60%, 01/07/09 (a)(b)	5,500	5,500
Illinois Housing Development Auth
M/F Housing RB (Brookhaven Apartments)
Series 2008
1.45%, 01/01/09 (a)(b)	10,000	10,000
Illinois Toll Highway Auth
Toll Highway Sr Refunding RB
Series 2008A2
4.00%, 01/01/09 (a)(b)(c)	1,050	1,050
Jacksonville
Industrial Improvement RB (Passavant Memorial Area Hospital)
Series 2006B
1.75%, 01/01/09 (a)(b)	11,795	11,795
Industrial Refunding RB (Passavant Memorial Area Hospital)
Series 2006A
1.75%, 01/01/09 (a)(b)	18,955	18,955
Metropolitan Pier & Exposition Auth
McCormick Place Expansion Project Bonds
Series 2002A
1.21%, 01/01/09 (a)(c)(d)	12,405	12,405
1.21%, 01/01/09 (a)(c)(d)	11,260	11,260
1.25%, 01/01/09 (a)(b)(c)(d)	10,940	10,940
1.25%, 01/01/09 (a)(b)(c)(d)	10,767	10,767
1.25%, 01/01/09 (a)(b)(c)(d)	9,915	9,915
1.38%, 01/01/09 (a)(c)(d)	53,270	53,270
1.90%, 01/01/09 (a)(c)(d)	6,810	6,810
2.25%, 01/01/09 (a)(c)(d)	10,315	10,315
McCormick Place Expansion Project Bonds
Series 2002B
1.70%, 01/01/09 (a)(c)(d)	4,160	4,160
Metropolitan Water Reclamation District of Greater Chicago
Limited Tax Refunding GO Bonds
Series 2007C
1.35%, 01/01/09 (a)(c)(d)	2,645	2,645
Regional Transportation Auth
GO Bonds
Series 2002A
1.29%, 01/01/09 (a)(c)(d)	9,600	9,600
Rockford
RB (Wesley Willows Obligated Group)
Series 2007
1.20%, 01/02/09 (a)(b)	6,825	6,825
St. Clair Cnty
Industrial Building Refunding RB (Winchester Apts)
Series 1994
1.27%, 01/01/09 (a)(b)	15,550	15,550
Village of Western Springs
Special Assessment Bonds (Timber Trails)
Series 2006
0.95%, 01/07/09 (a)(b)	15,983	15,983
Will Cnty Community Unit SD
GO Bonds
Series 2005
2.30%, 01/29/09 (b)(c)(d)	9,180	9,180

		521,936

Indiana 2.9%
Decatur Township Multi-School Building Corp
First Mortgage Refunding Bonds
Series 2006B
1.25%, 01/01/09 (a)(b)(c)(d)	4,115	4,115
Indiana Finance Auth
RB (Ascension Health Sr Credit Group)
Series 2008E8
3.38%, 12/15/09	8,440	8,616
3.40%, 12/15/09	5,565	5,665
Indiana Health & Educational Facility Financing Auth
Educational Facilities RB (Univ of Evansville)
Series 2007
2.75%, 01/02/09 (a)(b)	18,900	18,900
Hospital RB (Howard Regional Health System)
Series 2005A
2.10%, 01/02/09 (a)(b)	19,345	19,345
Hospital Refunding RB (Clarion Health Obligated Group)
Series 2006B
4.20%, 02/15/09	720	721
Indiana Health Facility Financing Auth
RB (Westview Hospital)
Series 2004
2.00%, 01/01/09 (a)(b)	10,190	10,190
RB (Ascension Health)
Series 2008E6
1.75%, 04/01/09	10,000	10,000
Indiana Univ
Consolidated RB
Series 2008A
1.20%, 01/01/09 (a)(c)(d)	1,125	1,125
Indianapolis Local Public Improvement Bond Bank
Waterworks Project Bonds
Series 2002A
1.20%, 01/01/09 (a)(b)(c)(d)	17,495	17,495

See financial notes 67

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Morgan Cnty
Economic Development RB (Morgan Hospital & Medical Center)
Series 2002A
3.75%, 01/01/09 (a)(b)	1,410	1,410
Tipton
Economic Development RB (Tipton Cnty Memorial Hospital)
Series 2006A
2.00%, 01/01/09 (a)(b)	24,200	24,200
Wayne Township School Building Corp
First Mortgage Refunding Bonds
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	3,970	3,970

		125,752

Iowa 0.3%
Iowa Finance Auth
Pollution Control Facility Refunding RB (MidAmerican Energy)
Series 2008B
1.05%, 01/07/09 (a)	14,000	14,000

Kansas 0.5%
Shawnee
M/F Housing Refunding RB (Pinegate West Apts)
Series 2008A
1.23%, 01/01/09 (a)(b)	11,075	11,075
Topeka
Temporary Notes
Series 2008A
4.10%, 11/01/09	12,000	12,030

		23,105

Kentucky 1.0%
Kentucky Asset/Liability Commission
General Fund TRAN
Series 2008A
1.78%, 06/25/09	5,500	5,532
Louisville & Jefferson Cnty Metro Sewer District
Sewage & Drainage System RB
Series 1999A
1.44%, 01/01/09 (a)(b)(c)(d)	5,600	5,600
Louisville/Jefferson Cnty Metro Government
Industrial Building RB (St Mary Academy)
Series 2008
2.75%, 01/02/09 (a)(b)	4,600	4,600
Mason Cnty
Pollution Control RB (East Kentucky Power Cooperative, Inc) Pooled
Series 1984B1
1.50%, 01/07/09 (a)(b)	17,150	17,150
Warren Cnty
Refunding RB (Bowling Green-Warren Cnty Community Hospital Corp)
Series 2008
1.28%, 01/01/09 (a)(b)(c)	8,555	8,555

		41,437

Louisiana 1.6%
Jefferson Sales Tax District
Special Sales Tax RB
Series 2005
1.25%, 01/01/09 (a)(b)(c)(d)	1,850	1,850
Lafayette
Communications System RB
Series 2007
1.20%, 01/01/09 (a)(b)(c)(d)	19,765	19,765
Lake Charles Harbor & Terminal District
RB (Lake Charles Cogeneration)
Series 2008
2.25%, 03/15/09	20,000	20,000
Louisiana
Gasoline & Fuels Tax RB
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	6,935	6,935
Louisiana Local Government Environmental Facilities & Community Development Auth
RB (Montan LLC-GO Zone)
Series 2008
1.50%, 01/01/09 (a)(b)	10,000	10,000
Refunding RB (Shreveport Convention Center Hotel)
Series 2008
1.50%, 01/01/09 (a)(b)	10,000	10,000

		68,550

Maryland 3.1%
Maryland Health & Higher Educational Facilities Auth
CP Revenue Notes (John Hopkins Health System)
Series E
2.50%, 01/07/09 (b)	15,000	15,000
Mortgage RB (Western Maryland Health System)
Series 2006A
1.95%, 03/12/09 (b)(c)(d)	14,700	14,700
RB (Pooled Loan Program)
Series D
1.15%, 01/01/09 (a)(b)	10,430	10,430
RB (Doctors Community Hospital)
Series 2008
1.20%, 12/31/08 (a)(b)	51,160	51,160
RB (Pooled Loan Program)
Series 1985B
0.68%, 01/07/09 (a)(b)	3,900	3,900
RB (Univ of Maryland Medical System)
Series 2008D
1.10%, 01/02/09 (a)(b)	7,400	7,400
Maryland Transportation Auth
Transportation Facilities RB
Series 2008
1.56%, 01/01/09 (a)(b)(c)(d)	3,000	3,000
Univ System of Maryland
Revolving Loan Program Bonds
Series 2003A
1.99%, 06/01/09	2,000	2,000
2.05%, 06/01/09	15,000	15,000
Washington Cnty
RB (Homewood at Williamsport Facility)
Series 2007
1.30%, 01/06/09 (a)(b)	12,000	12,000

		134,590

68 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Massachusetts 2.3%
Gloucester
BAN
2.40%, 09/18/09	5,000	5,012
Massachusetts
GO Bonds Consolidated Loan
Series 2007C
1.85%, 01/01/09 (a)(c)(d)	2,050	2,050
Massachusetts Development Finance Agency
RB (Greater Boston Food Bank Issue)
Series 2008A
0.75%, 01/07/09 (a)(b)	4,695	4,695
Massachusetts Health & Educational Facilities Auth
RB (Capital Asset Program Issue)
Series M2
1.10%, 01/01/09 (a)(b)	19,700	19,700
RB (Northeastern Univ)
Series 2008T1
2.25%, 05/14/09	5,000	5,000
RB (Northeastern Univ)
Series 2008T2
2.50%, 05/28/09	17,700	17,700
RB (Partners HealthCare System)
Series 2005 F4
0.95%, 01/01/09 (a)(c)	4,600	4,600
RB (Partners HealthCare System)
Series 2007G6
1.34%, 01/01/09 (a)(c)(d)	14,300	14,300
RB (Suffolk Univ)
Series 2008A
1.43%, 01/01/09 (a)(b)	5,250	5,250
Massachusetts School Building Auth
Dedicated Sales Tax Bonds
Series 2007A
1.44%, 01/01/09 (a)(c)(d)	1,000	1,000
1.69%, 01/01/09 (a)(c)(d)	19,800	19,800
Massachusetts Water Resources Auth
General Refunding RB
Series 2007B
1.64%, 01/01/09 (a)(b)(c)(d)	2,995	2,995

		102,102

Michigan 2.1%
Detroit
TAN
Series 2008
1.80%, 03/31/09 (b)	8,000	8,033
Detroit SD
School Building & Site Improvement Bonds (Unlimited Tax GO)
Series 2001A
1.75%, 01/01/09 (a)(b)(c)(d)	4,620	4,620
1.92%, 01/01/09 (a)(b)(c)(d)	9,840	9,840
Eastern Michigan Univ Board of Regents
General Refunding RB
Series 2008
5.00%, 01/01/09 (a)(b)	7,800	7,800
Michigan Public Educational Facilities Auth
Limited Obligation RB (Michigan Technical Academy)
Series 2008
2.75%, 01/02/09 (a)(b)	3,885	3,885
Michigan State Building Auth
CP Notes
Series 5
0.85%, 02/12/09 (b)	5,500	5,500
Refunding RB (Facilities Program)
Series 2006-IA
3.42%, 01/01/09 (a)(b)(c)(d)	6,422	6,422
Michigan State Hospital Finance Auth
Healthcare Equipment Loan Program Bonds (Installment #15)
Series C
3.34%, 01/07/09 (a)(b)	4,500	4,500
Healthcare Equipment Loan Program Bonds (Installment #18)
Series C
3.34%, 01/07/09 (a)(b)	2,500	2,500
Healthcare Equipment Loan Program Bonds (Installment #23)
Series C
3.34%, 01/07/09 (a)(b)	2,000	2,000
Hospital RB (St. John Hospital & Medical Center)
Series 1996A
1.50%, 05/15/09 (b)	1,710	1,738
Refunding RB (Trinity Health Credit Group)
Series 2008A1
1.36%, 01/01/09 (a)(c)(d)	3,000	3,000
Michigan State Strategic Fund
Limited Obligation RB (Environmental Research Institute of Michigan)
Series 2000A
2.20%, 01/07/09 (a)(b)	5,370	5,370
Limited Obligation RB (Legal Aid & Defender Association)
Series 2007
1.35%, 01/01/09 (a)(b)	12,440	12,440
Limited Obligation Refunding RB (Washtenaw Christian Academy)
Series 2008
3.37%, 01/02/09 (a)(b)	4,200	4,200
Sanilac Cnty Economic Development Corp
Limited Obligation RB (Marlette Community Hospital)
Series 2001
1.75%, 01/01/09 (a)(b)	11,185	11,185

		93,033

Minnesota 1.2%
Duluth Econ Dev Auth & Brainerd
Health Care Facilities RB (Benedictine Health System)
Series 1993C & 1993E
1.29%, 01/01/09 (a)(b)(c)(d)	15,200	15,200
Minneapolis/St. Paul Housing & Redevelopment Auth
M/F Housing Refunding RB (Highland Ridge)
Series 2003
1.30%, 01/01/09 (a)(b)	6,625	6,625
Minnesota
COP Aid Anticipation
Series 2008
1.75%, 09/04/09	3,000	3,025
GO State Bonds
1.20%, 01/01/09 (a)(c)(d)	9,000	9,000
Minnesota Housing Finance Auth
Limited Obligation Bonds Draw Down
Series 2008-4
1.30%, 01/01/09 (a)(b)(c)(d)	4,000	4,000

See financial notes 69

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Minnetonka
M/F Housing Refunding RB (Minnetonka Hills Apts)
Series 2001
1.30%, 01/01/09 (a)(b)	5,000	5,000
Rochester
Health Care Facilities RB (Mayo Clinic)
Series 2008D
1.68%, 03/30/09	10,000	10,000

		52,850

Mississippi 1.8%
Jackson Cnty
Water System GO Refunding Bonds
Series 1994
1.68%, 02/01/09	12,840	12,840
Mississippi Business Finance Corp
RB (Mississippi Methodist Sr Services)
Series 2008A
1.50%, 01/01/09 (a)(b)	22,180	22,180
RB (Renaissance at Colony Park)
Series 2008
1.50%, 01/01/09 (a)(b)	12,870	12,870
RB (Valley Services)
Series 2008A
1.55%, 01/01/09 (a)(b)	10,340	10,340
Mississippi Development Bank
RB (Desoto Cnty Convention Center Expansion & Refunding)
Series 2008
1.50%, 01/01/09 (a)(b)	7,150	7,150
Special Obligation Refunding Bonds (Harrison Cnty GO Bonds Refunding Project)
Series 2008C
4.00%, 10/01/09 (b)	1,520	1,534
Mississippi Hospital Equipment & Facilities Auth
RB (Baptist Memorial Health Care)
Series 2004B2
2.50%, 02/05/09	10,000	10,000

		76,914

Missouri 1.0%
Kansas City IDA
Industrial Development Refunding RB (Plaza Manor Nursing Home)
Series 2004
1.40%, 01/01/09 (a)(b)	2,225	2,225
Missouri Health & Educational Facilities Auth
Health Facilities RB (Cox Health)
Series 2008B
0.00%, 02/04/09 (b)	4,000	4,000
RB (Washington Univ)
Series 2008A
1.35%, 01/01/09 (a)(c)(d)	5,400	5,400
Missouri Public Utilities Commission
Interim Construction Notes
Series 2008
2.00%, 08/15/09	33,500	33,704

		45,329

Nebraska 0.5%
Omaha Public Power District
Electric System RB
Series 2006A
2.30%, 01/29/09 (c)(d)	10,090	10,090
Public Power General Agency
RB (Whelan Energy Center Unit 2)
Series 2007A
1.20%, 01/01/09 (a)(b)(c)(d)	4,965	4,965
Univ of Nebraska Board of Regents
RB (Univ of Nebraska at Omaha Student Facilities)
Series 2007
1.25%, 01/01/09 (a)(c)(d)	7,650	7,650

		22,705

Nevada 2.1%
Clark Cnty
Airport Passenger Facility Charge RB
Series 2007A2
1.95%, 03/12/09 (b)(c)(d)	15,875	15,875
GO (Limited Tax) Bond Bank Bonds
Series 2006
2.25%, 01/29/09 (b)(c)(d)	5,695	5,695
Highway Revenue (Motor Vehicle Fuel Tax) Improvement & Refunding Bonds
Series 2007
1.28%, 01/01/09 (a)(b)(c)(d)	3,555	3,555
Local Improvement Bonds (District No.121-Southern Highlands Area)
Series 1999
6.47%, 12/01/09 (b)	5,400	5,816
Sales & Excise Tax Revenue CP Notes
Series 2008A&B
1.10%, 01/14/09 (b)	6,500	6,500
Clark Cnty SD
GO (Limited Tax) Building Bonds
Series 2006B
1.28%, 01/01/09 (a)(c)(d)	22,820	22,820
1.28%, 01/01/09 (a)(b)(c)(d)	7,125	7,125
1.28%, 01/01/09 (a)(b)(c)(d)	4,875	4,875
GO (Limited Tax) Refunding Bonds
Series 2007A
1.80%, 06/15/09	4,500	4,554
Las Vegas Valley Water District
GO (Limited Tax) Water Improvement & Refunding Bonds
Series 2003A
1.33%, 01/01/09 (a)(b)(c)(d)	5,125	5,125
Nevada
GO (Limited Tax) Capital Improvement & Cultural Affairs Bonds
Series 2008C
1.75%, 01/01/09 (a)(b)(c)(d)	9,400	9,400

		91,340

New Hampshire 0.7%
New Hampshire Business Finance Auth
RB (The Mark H. Wentworth Home Issue)
Series 2006
1.30%, 01/01/09 (a)(b)	2,000	2,000

70 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New Hampshire Health & Educational Facilities Auth
RB (Androscoggin Valley Hospital)
Series 2007
1.40%, 01/01/09 (a)(b)	14,480	14,480
RB (Univ of New Hampshire)
Series 2006B1
3.00%, 03/26/09	12,000	12,000

		28,480

New Jersey 2.8%
Essex Cnty
BAN
Series 2008
1.73%, 06/25/09	5,000	5,030
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2005A
1.85%, 01/01/09 (a)(c)(d)	4,190	4,190
Gloucester Cnty
BAN
Series 2009A
1.25%, 10/15/09	7,000	7,081
Montclair Township
BAN
1.43%, 12/18/09	10,000	10,101
New Jersey Economic Development Auth
School Facilities Construction Bonds
Series 2008X
0.40%, 01/07/09 (a)(b)	8,400	8,400
School Facilities Construction Refunding Bonds 2008
Series V4
0.65%, 01/07/09 (a)(b)	100	100
School Facilities Construction Refunding Bonds
Series 2008V2
2.50%, 01/07/09 (a)(b)	51,125	51,125
Transportation Project Sublease RB (New Jersey Transit Corp Light Rail Transit System Projects)
Series 1999B
2.25%, 05/01/09 (b)	500	506
New Jersey Health Care Facilities Financing Auth
RB (Hackensack Univ Medical Center)
Series 2008
1.27%, 01/01/09 (a)(b)(c)(d)	8,820	8,820
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 2006C
1.19%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
1.22%, 01/01/09 (a)(b)(c)(d)	4,495	4,495
Salem Cnty Pollution Control Financing Auth
Pollution Control Refunding RB (Public Service Electric & Gas Co.)
Series 2003 B1
1.25%, 02/12/09 (b)	12,250	12,250
Pollution Control Refunding RB (Public Service Electric & Gas Co.)
Series 2003 B2
0.75%, 01/07/09 (a)(b)	6,000	6,000

		123,098

New Mexico 0.1%
Santa Fe
Gross Receipts Tax (Subordinate Lien)/ Wastewater System RB
Series 1997B
0.81%, 01/07/09 (a)(b)	2,600	2,600

New York 4.1%
Erie Cnty Industrial Development Agency
School Facility RB (Buffalo City SD)
Series 2007A
1.85%, 01/01/09 (a)(b)(c)(d)	7,900	7,900
Long Island Power Auth
Electric System General RB
Series 2003J
6.00%, 01/05/09 (a)(b)(c)	4,000	4,000
Electric System General RB
Series 2003K
4.00%, 01/05/09 (a)(b)(c)	9,800	9,800
Electric System General RB
Series 2003N
4.25%, 01/06/09 (a)(b)(c)	8,340	8,340
Metropolitan Transportation Auth
Transportation RB
Series 2002A
3.42%, 01/01/09 (a)(b)(c)(d)	5,435	5,435
Transportation RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	10,000	10,000
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2008D
4.50%, 01/07/09 (a)(c)	10,000	10,000
Nassau Health Care Corp
Bonds
Series 2004C3
4.00%, 01/01/09 (a)(b)(c)	11,575	11,575
New York City
GO Bonds Fiscal 1995
Series B7
1.00%, 01/02/09 (a)(c)	1,200	1,200
GO Bonds Fiscal 1995
Series F3
0.70%, 01/07/09 (a)(b)	4,000	4,000
GO Bonds Fiscal 2005
Series O
1.34%, 01/01/09 (a)(c)(d)	6,140	6,140
New York City Industrial Development Agency
Civic Facility RB (New York Univ)
Series 2001
1.37%, 01/01/09 (a)(c)(d)	4,730	4,730
New York City Municipal Water Finance Auth
Water & Sewer System RB Fiscal 2003
Series E
1.38%, 01/01/09 (a)(c)(d)	1,900	1,900
Water & Sewer System RB Fiscal 2006
Series A
1.41%, 01/01/09 (a)(c)(d)	17,370	17,370
New York City Transitional Finance Auth
Future Tax Secured Bonds Fiscal 1999
Series A1
0.70%, 01/07/09 (a)(c)	1,300	1,300

See financial notes 71

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York City Trust for Cultural Resources
RB (Museum of Modern Art)
Series 2001 One D
1.38%, 01/01/09 (a)(c)(d)	5,015	5,015
New York State Dormitory Auth
Insured RB (New York Univ)
Series 2001-2
1.38%, 01/01/09 (a)(c)(d)	1,650	1,650
RB (Royal Charter Properties-East)
Series 2006A
0.75%, 01/07/09 (a)(b)	3,100	3,100
New York State HFA
State Personal Income Tax RB
Series 2005C
1.75%, 01/07/09 (a)(c)	10,900	10,900
Rockland Cnty Industrial Development Agency
RB (Assisted Living At Northern Riverview)
Series 1999
1.35%, 01/01/09 (a)(b)	8,900	8,900
Syracuse Industrial Development Agency
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
2.34%, 01/07/09 (a)(b)	1,425	1,425
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
1.39%, 01/01/09 (a)(c)(d)	10,000	10,000
Subordinate RB
Series 2003A
1.72%, 01/01/09 (a)(c)(d)	20,800	20,800
Subordinate Refunding RB
Series 2000AB
2.00%, 01/07/09 (a)(b)(c)	10,585	10,585

		176,065

North Carolina 0.6%
North Carolina Capital Facilities Finance Agency
RB (Duke Univ)
Series 2006A
1.25%, 01/01/09 (a)(c)(d)	6,045	6,045
North Carolina Medical Care Commission
Health Care Facilities RB (Lenoir Memorial Hospital)
Series 2005
2.01%, 01/01/09 (a)(b)	14,565	14,565
Health Care Facilities RB (Novant Health)
Series 2006
1.38%, 01/01/09 (a)(b)(c)(d)	4,000	4,000
Health Care Facilities Refunding RB (Wake Forest Univ Health Sciences)
Series 2008D
1.10%, 01/02/09 (a)(b)	2,400	2,400
Sampson Cnty
COP
Series 2006
1.25%, 01/07/09 (a)(b)(c)(d)	995	995

		28,005

Ohio 3.3%
Buckeye Tobacco Settlement Financing Auth
Tobacco Settlement Asset-Backed Bonds
Series 2007A2
1.25%, 01/01/09 (a)(b)(c)(d)	15,000	15,000
Clinton Cnty
Hospital Refunding RB (McCullough-Hyde Memorial Hospital)
Series 2003B1
2.75%, 01/07/09 (a)(b)	7,870	7,870
Franklin Cnty
Hospital Facilities RB (OhioHealth Corp)
Series 2006
7.25%, 01/07/09 (a)(c)	10,500	10,500
Hospital RB (Holy Cross Health System)
Series 1995
1.00%, 01/01/09 (a)	5,500	5,500
Hamilton Cnty
Healthcare Facilities Improvement & Refunding RB (Episcopal Retirement Homes Inc)
Series 2005A
1.50%, 01/01/09 (a)(b)	2,600	2,600
Lorain Cnty
Hospital Facilities RB (EMH Regional Medical Center)
Series 2001
1.25%, 01/01/09 (a)(b)	13,040	13,040
Lucas Cnty
GO Limited Tax BAN
Series 2008
1.70%, 07/30/09	7,500	7,555
Maple Heights City SD
GO Unlimited Tax School Facilities Improvement Notes
Series 2008
2.60%, 11/05/09	11,000	11,081
Ohio Higher Educational Facility Commission
RB (Cleveland Clinic Health System Obligated Group)
Series 2008A
1.20%, 01/01/09 (a)(c)(d)	6,225	6,225
Pike Cnty
Health Care Facilities Refunding & Improvement RB (Hill View Retirement Center)
Series 2004
1.90%, 01/01/09 (a)(b)	7,875	7,875
Sandusky
GO Various Purpose Improvement BAN
Series 2008-1
4.25%, 10/21/09	6,915	6,931
South-Western City SD
School Building Construction GO Bonds
Series 1999
4.47%, 12/01/09 (b)	6,000	6,188
4.47%, 12/01/09 (b)	7,250	7,497
Summit Cnty Port Auth
RB (Lawrence School)
Series 2005
1.90%, 01/01/09 (a)(b)	10,175	10,175
Toledo
GO BAN
Series 2008-2
4.40%, 05/28/09	9,500	9,500

72 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Warren Cnty
Health Care Facilities Improvement & Refunding RB (Otterbein Homes)
Series 1998A
2.25%, 01/01/09 (a)(b)	10,040	10,040
Washington Cnty
RB (Marietta Health Care)
Series 2003
3.90%, 01/02/09 (a)(b)(c)	4,765	4,765

		142,342

Oklahoma 0.2%
Oklahoma Industries Auth
Health System Refunding RB (INTEGRIS Baptist Medical Center Inc)
Series 1999A
2.51%, 08/15/09	2,500	2,546
Tulsa Industrial Auth
Refunding RB (The Univ of Tulsa)
Series 1996A
1.25%, 01/01/09 (a)(b)(c)(d)	4,390	4,390

		6,936

Oregon 0.8%
Astoria Hospital Facilities Auth
Hospital RB (Columbia Memorial)
Series 2007
1.35%, 01/01/09 (a)(b)	18,440	18,440
Oregon Health, Housing, Educational & Cultural Facilities Auth
RB (Assumption Village Assisted Living)
Series 2001A
1.65%, 01/01/09 (a)(b)	8,120	8,120
Salem Hospital Facility Auth
RB (Salem Hospital)
Series 2008C
1.15%, 01/01/09 (a)(b)	8,750	8,750

		35,310

Pennsylvania 3.1%
Allegheny Cnty Hospital Development Auth
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
1.28%, 01/01/09 (a)(b)(c)(d)	5,360	5,360
RB (Univ of Pittsburgh Medical Center)
Series 2007D
2.40%, 01/01/09 (a)(b)(c)(d)	25,505	25,505
Dallastown Area SD
GO Bonds
Series 2008
4.25%, 01/01/09 (a)(b)(c)	1,555	1,555
Delaware Cnty Auth
RB (Elwyn Inc)
Series 2005B
0.90%, 01/02/09 (a)(b)	14,500	14,500
Emmaus General Auth
Local Government RB (Northwestern Lehigh SD)
Series 1989B29
0.80%, 01/07/09 (a)(b)	4,000	4,000
Lehigh Cnty General Purpose Auth
Hospital RB (Lehigh Valley Health Network)
Series 2005B
3.00%, 01/01/09 (a)(b)(c)(d)	3,045	3,045
Montgomery Cnty IDA
Pollution Control Refunding RB (Peco Energy Co)
Series 1996A
1.00%, 03/09/09 (b)	7,000	7,000
Pennsylvania
GO Bonds First
Series 2008
1.18%, 01/01/09 (a)(c)(d)	4,000	4,000
Pennsylvania Higher Educational Facilities Auth
RB (Foundation for Indiana Univ of Pennsylvania Student Housing)
Series 2008
1.10%, 01/01/09 (a)(b)	7,330	7,330
Pennsylvania Intergovernmental Cooperative Auth
Special Tax Refunding RB (Philadelphia Funding Program)
Series 2008A
2.75%, 01/01/09 (a)(b)(c)	7,750	7,750
Pennsylvania State Turnpike Commission
Registration Fee Refunding RB
Series 2005C
3.28%, 01/01/09 (a)(b)(c)	2,350	2,350
Turnpike BAN
Series 2007A
3.57%, 01/05/09	10,000	10,013
3.75%, 01/05/09	8,460	8,462
Pennsylvania State Univ
Bonds
Series 2007A
1.15%, 01/01/09 (a)(b)(c)(d)	3,000	3,000
Southcentral General Auth
RB (Wellspan Health Obligated Group)
Series 2008D
0.72%, 01/07/09 (a)(b)	4,300	4,300
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	25,000	25,070

		133,240

Puerto Rico 0.3%
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
2.14%, 01/01/09 (a)(b)(c)(d)	9,000	9,000
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB
Series CC
3.00%, 01/01/09 (a)(b)(c)(d)	2,825	2,825

		11,825

South Carolina 0.8%
Greenwood Metropolitan District
Sewer System RB
Series 2008
1.75%, 01/01/09 (a)(b)(c)(d)	5,325	5,325

See financial notes 73

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

South Carolina Association of Governmental Organizations
Installment Purchase RB (Pickens Cnty SD)
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	3,990	3,990
South Carolina Jobs Economic Development Auth
RB (Greenville Technical College Student Housing)
Series 2005
1.27%, 01/01/09 (a)(b)	7,660	7,660
South Carolina State Housing Finance & Development Auth
M/F Rental Housing RB (Franklin Square Apts)
Series 2008
1.25%, 01/01/09 (a)(b)	9,800	9,800
Spartanburg Regional Health Services District
Hospital Refunding RB
Series 2008C
0.75%, 01/07/09 (a)(b)(c)	8,600	8,600

		35,375

Tennessee 3.6%
Chattanooga
Electric System RB
Series 2008A
1.15%, 01/01/09 (a)(c)(d)	6,120	6,120
Clarksville Public Building Auth
Financing RB (Murfreesboro Loans)
Series 2008
1.27%, 01/01/09 (a)(b)	4,000	4,000
Jackson Energy Auth
Water System Refunding & Improvement RB
Series 2008
2.75%, 01/02/09 (a)(b)	10,070	10,070
Metropolitan Government of Nashville & Davidson Cnty Health & Educational Facilities Board
RB (Ascension Health Credit Group)
Series 1999A
5.42%, 11/15/09 (b)	3,500	3,673
Municipal Energy Acquisition Corp
Gas RB
Series 2006B
1.28%, 01/01/09 (a)(b)(c)(d)	34,650	34,650
Sevier Cnty Public Bldg Auth
Public Improvement Bonds
Series VII B1
1.20%, 01/01/09 (a)(b)	9,135	9,135
Shelby Cnty
GO Refunding Bonds
Series 2008A
3.25%, 01/01/09 (a)(c)	50,420	50,420
GO Refunding Bonds
Series 2008B
3.25%, 01/01/09 (a)(c)	25,150	25,150
Shelby Cnty Health, Educational & Housing Facility Board
RB (St Jude Children’s Research Hospital)
Series 1999
5.00%, 07/01/09 (b)	5,500	5,726
Springfield Health & Educational Facilities Board
Refunding RB (NorthCrest Medical Center)
Series 2008
1.50%, 01/01/09 (a)(b)	9,500	9,500

		158,444

Texas 9.1%
Brownsville
Revenue Improvement & Refunding Bonds
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	1,785	1,785
Comal ISD
Unlimited Tax School Building & Refunding Bonds
Series 1999
1.85%, 08/01/09 (b)	8,105	8,286
Cypress-Fairbanks ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008
1.25%, 01/01/09 (a)(b)(c)(d)	2,495	2,495
Unlimited Tax Schoolhouse Bonds
Series 2002B
1.80%, 08/15/09 (b)(c)	8,150	8,150
Dallas Area Rapid Transit
Sr Lien Sales Tax Refunding RB
Series 2007
2.25%, 01/01/09 (a)(c)(d)	8,605	8,605
Dallas ISD
TRAN
Series 2008-2009
1.96%, 02/13/09	11,500	11,514
Dallas Water & Sewer Utilities
Refunding & Improvement RB
Series 2006
1.20%, 01/01/09 (a)(b)(c)(d)	4,990	4,990
Denton ISD
Unlimited Tax School Building & Refunding Bonds
Series 2002
1.25%, 01/01/09 (a)(b)(c)(d)	3,475	3,475
Dickinson ISD
Unlimited Tax Schoolhouse Bonds
Series 2008A
1.65%, 08/01/09 (b)(c)	15,000	15,116
El Paso ISD
Unlimited Tax School Building & Refunding Bonds
Series 2008
2.11%, 08/15/09 (b)	500	493
Harris Cnty
Toll Road Sr Lien Refunding RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	9,600	9,600
Unlimited Tax & Subordinate Lien Refunding RB
Series 2007C
1.24%, 01/01/09 (a)(c)(d)	12,965	12,965
Harris Cnty Health Facilities Development Corp
RB (Texas Children’s Hospital)
Series 2008-1
1.00%, 01/01/09 (a)(c)	15,000	15,000
Houston
Combined Utility System First Lien Refunding RB
Series 2004B4
1.20%, 01/01/09 (a)(b)	27,855	27,855
Combined Utility System First Lien Refunding RB
Series 2007A
2.15%, 01/01/09 (a)(b)(c)(d)	4,950	4,950
2.16%, 01/01/09 (a)(b)(c)(d)	4,300	4,300
Public Improvement Refunding Bonds
Series 2007A
1.46%, 01/01/09 (a)(c)(d)	5,120	5,120

74 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water & Sewer System Junior Lien Refunding RB
Series 1998A
1.25%, 01/01/09 (a)(b)(c)(d)	6,045	6,045
Lamar Consolidated ISD
Unlimited Tax Schoolhouse & Refunding Bonds
Series 2008
1.25%, 01/01/09 (a)(b)(c)(d)	3,245	3,245
Unlimited Tax Schoolhouse Bonds
Series 2004
1.85%, 09/08/09 (b)(c)	2,905	2,905
Lower Colorado River Auth
CP Notes
Series A
1.50%, 03/03/09 (c)	12,000	12,000
Northside ISD
Unlimited Tax School Building Bonds
Series 2003
1.36%, 01/01/09 (a)(b)(c)(d)	5,225	5,225
Unlimited Tax School Building Bonds
Series 2007A
3.70%, 06/01/09 (b)(c)	100	1,014
3.72%, 06/01/09 (b)(c)	4,000	4,043
3.72%, 06/01/09 (b)(c)	2,000	2,021
3.74%, 06/01/09 (b)(c)	5,000	5,036
Port Arthur ISD
Unlimited Tax School Building Bonds
Series 2008
1.28%, 01/01/09 (a)(b)(c)(d)	10,760	10,760
Red River Education Finance Corp
Higher Education RB (Texas Christian Univ)
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	5,185	5,185
Round Rock ISD
Unlimited Tax School Building Bonds
Series 2007
1.26%, 01/01/09 (a)(b)(c)(d)	10,755	10,755
San Antonio
Combination Tax & Revenue Certificates of Obligation
Series 2006
1.36%, 01/01/09 (a)(c)(d)	8,910	8,910
Electric & Gas Systems CP
Series A
1.00%, 02/27/09 (c)	13,100	13,100
Refunding RB (Water System)
Series 2005
1.46%, 01/01/09 (a)(c)(d)	6,000	6,000
Water System CP Notes
Series A
0.80%, 01/22/09 (c)	5,000	5,000
Texas Municipal Gas Acquisition & Supply Corp II
Gas Supply RB
Series 2007 A&B
1.53%, 01/01/09 (a)(b)(c)(d)	13,500	13,500
Texas Southmost College District
Limited Tax Bonds
Series 2006
1.24%, 01/01/09 (a)(b)(c)(d)	10,740	10,740
Texas Transportation Commission
First Tier RB
Series 2007
1.19%, 01/01/09 (a)(c)(d)	15,650	15,650
GO Mobility Fund Bonds
Series 2005A
1.20%, 01/01/09 (a)(c)(d)	2,285	2,285
1.35%, 01/01/09 (a)(c)(d)	3,900	3,900
GO Mobility Fund Bonds
Series 2006A
1.20%, 01/01/09 (a)(c)(d)	5,550	5,550
GO Mobility Fund Bonds
Series 2007
1.20%, 01/01/09 (a)(c)(d)	10,210	10,210
1.20%, 01/01/09 (a)(c)(d)	27,805	27,805
GO Mobility Fund Bonds
Series 2008
1.20%, 01/01/09 (a)(c)(d)	9,900	9,900
Travis Cnty Health Facilities Development Corp
RB (Ascension Health Credit Group)
Series 1999A
1.78%, 11/15/09	2,850	2,947
Tyler ISD
Unlimited Tax School Building Bonds
Series 2006A
3.00%, 01/01/09 (a)(b)(c)	12,000	12,000
Univ of Houston System
Consolidated Refunding RB
Series 2008
1.75%, 01/01/09 (a)(c)(d)	5,540	5,540
Univ of Texas
Permanent Univ Fund Refunding Bonds
Series 2006B
1.19%, 01/01/09 (a)(c)(d)	5,995	5,995
1.25%, 01/01/09 (a)(c)(d)	16,718	16,718
Weslaco Health Facillities Development Corp
Hospital Refunding Improvement RB (Knapp Medical Center)
Series 2008A
1.10%, 01/01/09 (a)(b)	4,780	4,780

		393,463

Utah 0.5%
Intermountain Power Agency
Power Supply Refunding RB
Series 2003A
1.75%, 01/01/09 (a)(c)(d)	6,450	6,450
Salt Lake Cnty Municipal Building Auth
Lease RB (Salt Lake Cnty)
Series 1999
5.23%, 10/01/09 (b)	2,315	2,384
South Valley Sewer District
Sewer RB
Series 2008
1.35%, 01/07/09 (a)(b)(c)(d)	6,190	6,190
Utah Transit Auth
Sales Tax RB
Series 2008A
1.20%, 01/01/09 (a)(c)(d)	7,295	7,295

		22,319

Virginia 1.1%
Norfolk Economic Development Auth
Hospital Facilities RB (Sentara Healthcare)
Series 2004B
1.65%, 01/07/09 (a)	25,000	25,000

See financial notes 75

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Norfolk Redevelopment & Housing Auth
RB (E2F Student Housing I)
Series 2005
1.20%, 01/01/09 (a)(b)	4,195	4,195
Refunding RB (Univ Village Student Housing)
Series 2008
1.10%, 01/02/09 (a)(b)	2,000	2,000
Virginia College Building Auth
Educational Facilities RB
Series 2006A
1.27%, 01/01/09 (a)(c)(d)	4,125	4,125
Winchester IDA
Hospital RB (Winchester Medical Center)
Series 1991
1.76%, 01/01/09 (a)(c)(d)	14,590	14,590

		49,910

Washington 3.7%
Cascade Water Alliance
Water System RB
Series 2006
1.25%, 01/01/09 (a)(b)(c)(d)	8,640	8,640
Central Puget Sound Regional Transit Auth
Sales Tax Bonds
Series 2007A
1.35%, 01/02/09 (a)(c)(d)	8,380	8,380
Issaquah SD No. 411
Unlimited Tax GO Bonds
Series 2008
1.79%, 06/01/09 (b)	4,750	4,793
King Cnty Public Hospital District No.1
Limited Tax GO Refunding Bonds
Series 2008A
1.25%, 01/01/09 (a)(b)(c)(d)	7,850	7,850
Seattle
Drainage & Wastewater RB
Series 2008
1.53%, 01/01/09 (a)(c)(d)	5,000	5,000
Limited Tax GO Improvement & Refunding Bonds
Series 2008
1.20%, 01/01/09 (a)(c)(d)	4,535	4,535
Water System Refunding RB
Series 2006
1.15%, 01/01/09 (a)(b)(c)(d)	2,510	2,510
Seattle Museum Development Auth
Special Obligation Bonds
Series 2005
1.00%, 01/02/09 (a)(d)	9,750	9,750
Washington
GO Bonds
Series 2002C
1.66%, 01/01/09 (a)(c)(d)	9,450	9,450
GO Bonds
Series 2009B
1.20%, 01/01/09 (a)(c)(d)	3,035	3,035
GO Refunding Bonds
Series R93A
1.75%, 09/01/09	1,500	1,539
Motor Vehicle Fuel Tax GO Bonds
Series 2008B
1.50%, 01/01/09 (a)(c)(d)	15,000	15,000
Various Purpose GO Bonds
Series 2004A
1.55%, 01/01/09 (a)(c)(d)	8,195	8,195
Various Purpose GO Bonds
Series 2005D
1.65%, 01/01/09 (a)(c)(d)	5,210	5,210
Various Purpose GO Bonds
Series 2006D
1.24%, 01/01/09 (a)(b)(c)(d)	20,415	20,415
Various Purpose GO Bonds
Series 2008A
1.35%, 01/01/09 (a)(c)(d)	24,000	24,000
Washington Health Care Facilities Auth
RB (Kadlec Medical Center)
Series 2006B
4.25%, 01/07/09 (a)(b)(c)	4,000	4,000
RB (Providence Health & Services)
Series 2006A
1.25%, 01/01/09 (a)(b)(c)(d)	19,820	19,820

		162,122

West Virginia 0.2%
Monongalia Cnty Building Commission
Hospital Refunding & Improvement RB (Monongalia General Hospital)
Series 2008A
1.25%, 01/01/09 (a)(b)	200	200
Monongalia Cnty Commission
RB (Trinity Christian School)
Series 2004
1.90%, 01/01/09 (a)(b)	8,815	8,815

		9,015

Wisconsin 4.7%
Milwaukee
GO CP Promissory Notes
Series 2008C2
1.20%, 04/02/09 (b)	10,000	10,000
Saint Francis SD
2008 BAN
2.43%, 12/23/09	3,400	3,414
Wisconsin
Master Lease COP
Series 2006A
1.90%, 09/01/09	4,475	4,566
Transportation RB
Series 2007A
1.25%, 01/01/09 (a)(b)(c)(d)	8,065	8,065
Wisconsin Health & Educational Facilities Auth
RB (Agnesian Health Care)
Series 2008
3.00%, 01/01/09 (a)(b)	11,000	11,000
RB (Aurora Health Care Inc)
Series 1997
1.76%, 01/01/09 (a)(b)(c)(d)	37,500	37,500
RB (Aurora Health Care Inc)
Series 2006A
1.69%, 01/02/09 (a)(b)	18,140	18,140
RB (Aurora Health Care Inc)
Series 2008B
1.60%, 11/13/09 (b)	8,665	8,665

76 See financial notes

 Schwab AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Children’s Hospital of Wisconsin)
Series 2008B
2.50%, 01/15/10 (e)	17,300	17,300
RB (Marquette Univ)
Series 2008 B3
1.30%, 01/01/09 (a)(b)	4,100	4,100
RB (Marquette Univ)
Series 2008B2
2.50%, 01/01/09 (a)(b)	10,000	10,000
RB (Reedsburg Area Medical Center)
Series 2006B
2.60%, 01/02/09 (a)(b)	15,000	15,000
RB (Wausau Hospital Inc)
Series 1998B
1.75%, 01/07/09 (a)(b)	12,000	12,000
RB (Wausau Hospital Inc)
Series 2000
1.75%, 01/07/09 (a)(b)	23,000	23,000
Refunding RB (Marquette Univ)
Series 2008B1
1.30%, 01/01/09 (a)(b)	10,000	10,000
Refunding RB (Oakwood Village)
Series 2003
1.25%, 01/01/09 (a)(b)	10,535	10,535

		203,285

Wyoming 0.5%
Sweetwater Cnty
Hospital RB (Memorial Hospital)
Series 2006B
1.61%, 01/07/09 (a)(b)	20,500	20,500

Total Municipal Securities (Cost $4,322,021)		4,322,021

End of Investments.

At 12/31/08, the tax basis cost of the fund’s investments was $4,322,021

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $1,614,577 or 37.4% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $17,300 or 0.4% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
CP — Commercial paper
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
ISD — Independent school district
M/F — Multi-family
RB — Revenue bond
SD — School district
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note
USD — Unified school district

See financial notes 77

 Schwab AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$4,322,021
Cash		13,792
Receivables:
Investments sold		33,015
Fund shares sold		27,110
Interest		18,034
Prepaid expenses	+	437

Total assets		4,414,409

Liabilities
Payables:
Investments bought		57,066
Investment adviser and administrator fees		87
Transfer agent and shareholder services fees		91
Fund shares redeemed		9,483
Distributions to shareholders		320
Accrued expenses	+	91

Total liabilities		67,138

Net Assets
Total assets		4,414,409
Total liabilities	−	67,138

Net assets		$4,347,271
Net Assets by Source
Capital received from investors		4,347,257
Net investment income not yet distributed		12
Net realized capital gains		2

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$2,445,857		2,445,662		$1.00
Value Advantage Shares	$1,901,414		1,901,169		$1.00

78 See financial notes

 Schwab AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$77,869

Net Realized Gains and Losses
Net realized gains on investments		410

Expenses
Investment adviser and administrator fees		10,888
Transfer agent and shareholder service fees:
Sweep Shares		6,363
Value Advantage Shares		3,280
Registration fees		1,125
Temporary Guarantee Program expense		366
Portfolio accounting fees		130
Interest expense		88
Custodian fees		66
Shareholder reports		44
Trustees’ fees		41
Professional fees		39
Other expenses	+	24

Total expenses		22,454
Expense reduction by adviser and Schwab	−	4,127
Custody credits	−	92

Net expenses		18,235

Increase (Decrease) in Net Assets from Operations
Total investment income		77,869
Net expenses	−	18,235

Net investment income		59,634
Net realized gains	+	410

Increase in net assets from operations		$60,044

See financial notes 79

 Schwab AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$59,634	$59,833
Net realized gains	+	410	193

Increase in net assets from operations		60,044	60,026

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		31,572	38,503
Value Advantage Shares	+	28,062	21,330

Total distributions from net investment income		59,634	59,833

Transactions in Fund Shares*
Shares Sold
Sweep Shares		9,828,223	7,552,321
Value Advantage Shares	+	2,988,644	2,238,778

Total shares sold		12,816,867	9,791,099

Shares Reinvested
Sweep Shares		30,700	37,885
Value Advantage Shares	+	24,489	18,789

Total shares reinvested		55,189	56,674

Shares Redeemed
Sweep Shares		(9,093,342)	(6,955,741)
Value Advantage Shares	+	(2,335,625)	(1,118,384)

Total shares redeemed		(11,428,967)	(8,074,125)

Net transactions in fund shares		1,443,089	1,773,648

Net Assets
Beginning of period		2,903,772	1,129,931
Total increase	+	1,443,499	1,773,841

End of period		$4,347,271	$2,903,772

Net investment income not yet distributed		$12	$12

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

80 See financial notes

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
 Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Municipal Money Fund offers four share classes: Sweep Shares, Value Advantage Shares, Select Shares and Institutional Shares. Schwab AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with the principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

 81

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends from net investment income every day they are open for business. These dividends are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

82

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2008:

	Investment in Securities*
	Municipal	AMT Tax-Free
Valuation Inputs	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	20,336,241	4,322,021
Level 3 — Significant unobservable inputs

Total	$20,336,241	$4,322,021

*  The funds had no other financial instruments.

In March 2008, FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but not limited to, those described below:

The fund invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The fund may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The Municipal Money Fund and the AMT Tax-Free Money Fund paid $1,681 and $316, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Municipal Money Fund and the AMT Tax-Free Money Fund paid $2,521 and $475, respectively, to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

 83

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or “the investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares	0.05%	0.17%
Select Shares*	0.05%	0.17%
Institutional Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through April 29, 2010 for Select Shares and Institutional Shares, and for so long as CSIM is the investment adviser to the applicable funds for Sweep Shares and Value Advantage Shares as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Sweep Shares	0.62% **	0.62% **
Value Advantage Shares	0.45%	0.45%
Select Shares*	0.35%	n/a
Institutional Shares*	0.24%	n/a

*  Select Shares and Institutional Shares are only offered by Municipal Money Fund.
** Prior to April 30, 2008 the expense limit for Sweep Shares was 0.63%.

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.005% of the Municipal Money Fund’s Select Shares, Value Advantage Shares and Sweep Shares expenses and the AMT Tax-Free fund’s Value Advantage Shares and Sweep Shares expenses. This voluntary waiver was extended for the period from January 1, 2009 through December 31, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follow:

Municipal Money Fund	$5,238,520
AMT Tax-Free Money Fund	$1,781,099

84

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

5.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

7. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowing from the lines of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

8.	Federal Income Taxes:
(All dollars amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Undistributed tax-exempt income	$—	$12

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the funds had no capital loss carry forwards.

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended December 31, 2008, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital losses utilized	$1,395	$72

The tax-basis components of distributions during the current and prior period were:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Current period distribution
Tax-exempt income	$344,362	$59,634
Prior period distribution
Tax-exempt income	$463,816	$59,833

 85

 Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollars amounts are x 1,000)

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the funds made the following reclassifications:

	Municipal	AMT Tax-Free
	Money Fund	Money Fund

Capital shares	$677	$338
Undistributed net investment income	—	—
Net realized capital gains and losses	($677)	($338)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

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Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Municipal Money Fund
Schwab AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Municipal Money Fund and Schwab AMT Tax-Free Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

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Other Federal Tax Information: (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the fiscal year ended December 31, 2008.

Percentage

Municipal Money Fund	100
AMT Tax-Free Money Fund	100

For the period ended December 31, 2008, the funds hereby designate the following as a capital gain dividend:

Municipal Money Fund	$408
AMT Tax-Free Money Fund	55

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Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 89

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

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Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

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Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

92

the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 93

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR26568-06

Schwab Retirement Advantage Money Fund ®
Schwab Investor Money Fund ®

Annual Report
December 31, 2008

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, the money fund industry experienced a number of unique investment challenges as a result of unprecedented volatility in the financial marketplace. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of the year, when investor concern following several dramatic events prompted intervention by the U.S. Government. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring more U.S. Government agency securities in our taxable money funds, and by using liquidity facilities provided by the government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility. The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on many taxable money funds ended the year substantially lower. As a point of comparison, the Barclays Capital U.S. Treasury Bills: 1-3 Months Index stood at 0.01% in December 2008. Interest rate cuts by the Federal Reserve Bank were among the primary contributing factors. After seven consecutive cuts in 2008, the Federal Funds Rate ended the year at a target range of 0% to 0.25%. Additionally, a pronounced flight to the safety of U.S. Government-backed assets pushed yields on U.S. Treasuries and U.S. Government agency securities to low levels as demand soared. During the latter half of the year, yields on short-term U.S. Treasury securities were briefly at 0% and below. Overall, money funds that invested exclusively in Government-backed securities saw the most significant erosion in yields.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund 5

Schwab Retirement Advantage Money Fund®

The Schwab Retirement Advantage Money Fund continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the reporting period, the fund maintained its $1 per share Net Asset Value (NAV) and met all redemption requests. In general, the fund maintained a Weighted Average Maturity (WAM) between 50 and 60 days. During October and November, we shortened the WAM below 50 days in response to investment conditions caused by the events of September, as mentioned in the Investment Environment. When conditions stabilized somewhat in December, we extended the WAM in an effort to partially offset the effects of a declining interest rate environment. Additionally, the fund emphasized overnight and short-term securities in the latter half of the year in order to meet client demand for liquidity. The fund benefitted from liquidity facilities provided by the U.S. Government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility.

Especially toward the latter half of the year, yields were lower as investors migrated to the safety of U.S. Government and overnight securities. As the portfolio increased its allocation to U.S. Government-backed securities, such as U.S. agencies, for which demand was very high, capturing yield became more difficult. Additionally, by the end of the year the Federal Funds Rate stood at a target range of 0% to 0.25%, a historic low. This low benchmark interest rate in conjunction with a desire among investors for safety put significant downward pressure on yields. As a result, the fund’s yield dropped from around 4.5% in January to around 1.5% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	30.0%
16-30 Days	20.6%
31-60 Days	10.7%
61-90 Days	25.6%
91-120 Days	5.4%
More than 120 Days	7.7%

 Statistics

Weighted Average Maturity[2]	48 days
Credit Quality of Holdings[3] % of portfolio	99.8% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

Government Agency	36.5%
Repurchase Agreements	9.2%
Commercial Paper (CP)
Asset Backed CP	18.7%
Bank/Financial CP	6.3%
Coporate CP	0.1%
TLGP CP5	1.7%
CDs	25.4%
Corporate Notes (CN)
TLGP CN5	0.5%
Other CN	0.5%
Other	1.1%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months). Positions that have defaulted as noted in Financial Note 9 are excluded from calculation.

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

6 Schwab Retirement Advantage Money Fund®

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Retirement
Advantage
Money Fund

Ticker Symbol	SWIXX
Minimum Initial Investment[1]	$25,000

Seven-Day Yield[2]	1.28%

Seven-Day Yield—No Waiver[3]	1.21%

Seven-Day Effective Yield[2]	1.29%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Retirement Advantage Money Fund® 7

Schwab Investor Money Fund®

The Schwab Investor Money Fund continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the reporting period, the fund maintained its $1 per share Net Asset Value (NAV) and met all redemption requests. In general, the fund maintained a Weighted Average Maturity (WAM) between 50 and 60 days. During October and November, we shortened the WAM below 50 days in response to investment conditions caused by the events of September, as mentioned in the Investment Environment. When conditions stabilized somewhat in December, we extended the WAM in an effort to partially offset the effects of a declining interest rate environment. Additionally, the fund emphasized overnight and short-term securities in the latter half of the year in order to meet client demand for liquidity. The fund benefitted from liquidity facilities provided by the U.S. Government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility.

Especially toward the latter half of the year, yields were lower as investors migrated to the safety of U.S. Government and overnight securities. As the portfolio increased its allocation to U.S. Government-backed securities, such as Agencies, for which demand was very high, capturing yield became more difficult. Additionally, by the end of the year the Fed Funds Rate stood at a target range of 0% to 0.25%. This low benchmark interest rate in conjunction with a desire among investors for safety put significant downward pressure on yields. As a result, the fund’s yield dropped from around 4.5% in January to around 1.5% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	23.2%
16-30 Days	20.5%
31-60 Days	18.0%
61-90 Days	23.4%
91-120 Days	3.4%
More than 120 Days	11.5%

 Statistics

Weighted Average Maturity[2]	52 days
Credit Quality of Holdings[3] % of portfolio	99.7% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

Government Agency	34.2%
Repurchase Agreements	8.1%
Commercial Paper (CP)
Asset Backed CP	18.9%
Bank/Financial CP	8.5%
Corporate CP	0.2%
TLGP CP5	2.1%
CDs	26.8%
Corporate Notes (CN)
TLGP CN5	0.3%
Other CN	0.2%
Time Deposits	0.2%
Other	0.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months). Positions that have defaulted as noted in Financial Note 9 are excluded from calculation.

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

8 Schwab Investor Money Fund®

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Inverstor
Money Fund

Ticker Symbol	SWRXX
Minimum Initial Investment[1]	$1 Retirement Plan Participants
$2,500 Other Investors

Seven-Day Yield[2]	1.26%

Seven-Day Yield—No Waiver[3]	1.24%

Seven-Day Effective Yield[2]	1.27%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Investor Money Fund® 9

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Retirement Advantage Money Fund®
Actual Return	0.49%	$1,000	$1,010.10	$2.48
Hypothetical 5% Return	0.49%	$1,000	$1,022.67	$2.49

Schwab Investor Money Fund®
Actual Return	0.61%	$1,000	$1,009.40	$3.08
Hypothetical 5% Return	0.61%	$1,000	$1,022.07	$3.10

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

10 Schwab Retirement Advantage Money Fund & Schwab Investor Money Fund

Schwab Retirement Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.56	4.96	4.67	2.81	0.95

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.48 [1]	0.48	0.49	0.49	0.49
Gross operating expenses	0.60	0.62	0.64	0.63	0.63
Net investment income (loss)	2.52	4.85	4.59	2.75	0.94
Net assets, end of period ($ x 1,000,000)	984	946	802	571	680

1 The ratio of net operating expenses would have been 0.47%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money market Funds) had not been included.

See financial notes 11

 Schwab Retirement Advantage Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

85.3%	Fixed-Rate Obligations	839,874	839,874
4.0%	Variable-Rate Obligations	39,125	39,125
9.1%	Other Investments	89,150	89,150

98.4%	Total Investments	968,149	968,149
1.6%	Other Assets and Liabilities, Net		16,002

100.0%	Net Assets		984,151

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.3% of net assets

Certificates of Deposit 23.3%
Abbey National Treasury Services PLC
3.10%, 01/27/09 (a)	1,000	1,000
Banco Bilbao Vizcaya Argentaria S.A.
3.16%, 01/27/09	6,000	6,000
Bank of America, N.A.
2.10%, 03/02/09	10,000	10,000
2.13%, 03/04/09	9,000	9,000
1.65%, 03/06/09	6,000	6,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	4,000	4,000
Barclays Bank PLC
2.85%, 03/10/09	10,000	10,000
BNP Paribas
3.05%, 01/02/09	5,000	5,000
3.07%, 01/05/09	3,000	3,000
3.08%, 02/18/09	1,000	1,000
1.20%, 04/02/09	18,000	18,000
Calyon
3.14%, 03/02/09	4,000	4,000
Chase Bank (USA)
2.84%, 01/08/09	13,000	13,000
Credit Agricole S.A.
3.11%, 01/26/09	5,000	5,000
DnB NOR Bank ASA
3.06%, 01/05/09	3,000	3,000
3.06%, 01/05/09	2,000	2,000
3.06%, 02/27/09	1,000	1,000
3.32%, 03/23/09	3,000	3,000
HSBC Bank PLC
2.00%, 03/09/09	7,000	7,000
1.00%, 04/06/09	1,000	1,000
HSBC Bank USA
3.08%, 02/27/09	1,000	1,000
ING Bank N.V.
3.08%, 01/21/09	15,000	15,000
3.10%, 02/12/09	2,000	2,000
Intesa Sanpaolo
3.13%, 01/07/09	3,000	3,000
3.14%, 02/23/09	4,000	4,000
JPMorgan Chase Bank
2.87%, 03/13/09	2,000	2,000
Lloyds TSB Bank PLC
2.10%, 03/10/09	1,000	1,000
2.05%, 03/11/09	13,000	13,000
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/03/09	5,000	5,000
National Australia Bank Ltd.
1.10%, 03/24/09	4,000	4,000
Nordea Bank Finland PLC
3.22%, 03/31/09	4,000	4,000
Rabobank Nederland
2.98%, 03/04/09	3,000	3,000
1.25%, 03/11/09	14,000	14,000
Royal Bank of Canada
1.20%, 03/11/09	3,000	3,000
Royal Bank of Scotland PLC
2.98%, 01/09/09	2,000	2,000
1.50%, 03/23/09	2,000	2,000
Societe Generale
2.92%, 01/09/09	3,000	3,000
2.18%, 03/05/09	5,000	5,000
2.10%, 03/09/09	6,000	6,000
Sumitomo Mitsui Banking Corp.
1.15%, 02/27/09	4,000	4,000
Toronto Dominion Bank
3.20%, 01/15/09	5,000	5,000
3.01%, 02/17/09	1,000	1,000
2.88%, 02/19/09	3,000	3,000
UniCredit S.p.A.
3.12%, 01/26/09	1,000	1,000
3.20%, 02/17/09	7,000	7,000
Union Bank, N.A.
3.11%, 01/07/09	2,000	2,000
3.10%, 03/12/09	2,000	2,000

		229,000

Commercial Paper & Other Corporate Obligations 26.1%
Amsterdam Funding Corp.
1.56%, 03/12/09 (a)(b)(c)	4,000	3,988
Atlantis One Funding Corp.
3.94%, 01/22/09 (b)(c)	18,000	17,959
3.02%, 01/26/09 (b)(c)	1,000	998
1.46%, 03/04/09 (b)(c)	1,000	998
Bank of America Corp.
1.55%, 01/05/09	4,000	3,999
3.01%, 02/04/09	1,000	997

12 See financial notes

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Cancara Asset Securitization, L.L.C.
4.90%, 01/05/09 (a)(b)(c)	3,000	2,998
2.77%, 01/23/09 (a)(b)(c)	1,000	998
3.58%, 01/23/09 (a)(b)(c)	6,000	5,987
Chariot Funding, L.L.C.
2.89%, 01/08/09 (a)(b)(c)	6,000	5,997
Dakota CP Notes of Citibank Credit Card Issuance Trust
3.22%, 01/09/09 (b)(c)	10,000	9,993
1.71%, 03/12/09 (b)(c)	1,000	997
Falcon Asset Securitization Corp.
1.40%, 01/21/09 (a)(b)(c)	2,000	1,998
Gemini Securitization Corp., L.L.C.
1.65%, 01/06/09 (a)(b)(c)	8,000	7,998
2.93%, 01/14/09 (a)(b)(c)	2,000	1,998
1.71%, 01/20/09 (a)(b)(c)	1,000	999
1.84%, 02/03/09 (a)(b)(c)	1,000	998
General Electric Capital Corp.
2.27%, 03/05/09	9,000	8,965
0.45%, 03/10/09 (a)(f)	5,000	4,996
3.16%, 03/13/09	6,000	5,963
2.76%, 03/17/09	9,000	8,949
2.76%, 03/18/09	8,000	7,954
0.20%, 04/14/09 (a)(f)	3,000	2,998
General Electric Capital Services
2.90%, 02/25/09	2,000	1,991
JP Morgan Chase & Co.
2.94%, 02/20/09	4,000	3,984
Jupiter Securitization Corp.
0.05%, 01/02/09 (a)(b)(c)	2,000	2,000
1.40%, 01/13/09 (a)(b)(c)	1,000	1,000
1.40%, 01/14/09 (a)(b)(c)	10,000	9,995
KBC Financial Products International, Ltd.
3.12%, 03/05/09 (a)(c)	1,000	995
Kitty Hawk Funding Corp.
2.97%, 01/22/09 (a)(b)(c)	10,039	10,022
0.75%, 03/19/09 (a)(b)(c)	2,000	1,997
Merrill Lynch & Co., Inc.
2.36%, 01/16/09 (a)(f)	8,000	7,992
Old Line Funding, L.L.C.
2.11%, 01/22/09 (a)(b)(c)	2,000	1,998
2.52%, 01/23/09 (a)(b)(c)	3,000	2,995
4.66%, 01/23/09 (a)(b)(c)	5,000	4,986
1.51%, 02/04/09 (a)(b)(c)	5,000	4,993
Park Avenue Receivables Co., L.L.C.
1.40%, 01/07/09 (a)(b)(c)	1,000	1,000
1.40%, 01/22/09 (a)(b)(c)	3,128	3,125
1.41%, 01/30/09 (a)(b)(c)	2,174	2,172
Proctor & Gamble Co.
1.15%, 01/30/09	1,000	999
Ranger Funding Co., L.L.C.
4.24%, 01/06/09 (a)(b)(c)	5,000	4,997
3.17%, 01/14/09 (a)(b)(c)	1,000	999
2.06%, 01/27/09 (a)(b)(c)	12,000	11,982
1.47%, 03/06/09 (a)(b)(c)	1,000	997
Royal Bank of Scotland Group PLC
3.12%, 03/11/09	1,000	994
San Paolo IMI U.S. Financial Co.
3.12%, 01/05/09 (a)	3,000	2,999
Solitaire Funding, L.L.C.
3.21%, 01/06/09 (a)(b)(c)	7,000	6,997
2.11%, 01/14/09 (a)(b)(c)	1,000	999
3.02%, 01/30/09 (a)(b)(c)	1,000	998
1.36%, 03/17/09 (a)(b)(c)	1,000	997
Thames Asset Global Securitization No. 1, Inc.
2.01%, 01/08/09 (a)(b)(c)	7,142	7,139
1.96%, 01/20/09 (a)(b)(c)	5,135	5,130
3.33%, 01/30/09 (a)(b)(c)	1,000	997
Thunder Bay Fudning, L.L.C.
4.66%, 01/15/09 (a)(b)(c)	5,000	4,991
3.64%, 01/28/09 (a)(b)(c)	3,000	2,992
Ticonderoga Funding, L.L.C.
3.12%, 01/09/09 (a)(b)(c)	1,000	999
4.35%, 01/14/09 (a)(b)(c)	4,000	3,994
Toronto Dominion Holdings
3.19%, 02/05/09	2,000	1,994
UniCredit Bank (Ireland) PLC
3.16%, 02/03/09 (a)(c)	2,000	1,994
Westpac Banking Corp.
3.20%, 02/09/09 (c)	5,000	4,983
Whistlejacket Capital, L.L.C., (SIV)
— , 04/15/08 (b)(c)(d)(e)	1,578	1,578
— , 05/19/08 (b)(c)(d)(e)	788	789
Yorktown Capital, L.L.C.
1.43%, 01/06/09 (a)(b)(c)	4,000	3,999
2.87%, 01/09/09 (a)(b)(c)	1,000	999
2.41%, 01/27/09 (a)(b)(c)	4,000	3,993
1.56%, 02/18/09 (a)(b)(c)	6,000	5,988

		257,487

Fixed-Rate Coupon Notes 0.8%
Federal Home Loan Bank
1.12%, 03/06/09	6,000	6,014
Freddie Mac
1.30%, 06/11/09	2,000	2,032

		8,046

Fixed-Rate Discount Notes 35.1%
Fannie Mae
0.60%, 01/12/09	21,000	20,996
0.85%, 01/13/09	25,000	24,993
0.82%, 01/22/09	14,000	13,993
1.00%, 01/30/09	10,000	9,992
2.42%, 02/03/09	5,000	4,989
1.10%, 02/04/09	2,000	1,998
2.06%, 03/02/09	7,000	6,976
1.21%, 04/28/09	5,000	4,980
1.16%, 05/01/09	19,000	18,927
0.50%, 07/01/09	3,000	2,992
0.76%, 12/01/09	3,000	2,979
Federal Home Loan Bank
3.23%, 01/15/09	15,000	14,981
0.08%, 01/21/09	5,000	5,000
2.11%, 01/26/09	5,000	4,993
0.90%, 03/04/09	2,000	1,997
0.18%, 03/17/09	10,000	9,996
0.18%, 03/18/09	10,000	9,996
0.19%, 04/13/09	10,000	9,995
2.43%, 04/13/09	3,000	2,980
0.30%, 05/15/09	4,000	3,996
1.22%, 12/04/09	8,000	7,910
Freddie Mac
0.67%, 01/12/09	4,000	3,999
0.90%, 01/28/09	40,000	39,973
0.85%, 01/29/09	8,000	7,995

See financial notes 13

 Schwab Retirement Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.91%, 02/09/09	11,000	10,989
2.17%, 02/18/09	5,000	4,986
2.57%, 02/23/09	2,000	1,992
1.31%, 03/02/09	31,000	30,933
1.50%, 03/10/09	15,000	14,958
1.00%, 03/24/09	5,000	4,989
1.18%, 04/24/09	3,000	2,989
1.16%, 05/11/09	17,000	16,929
1.37%, 05/26/09	3,000	2,984
0.50%, 06/05/09	16,000	15,966

		345,341

Total Fixed-Rate Obligations (Cost $839,874)		839,874

Variable-Rate Obligations 4.0% of net assets
ANZ National (Int’l) Ltd.
2.42%, 02/27/09 (a)	4,000	4,000
Barclays Bank PLC
2.54%, 02/23/09	7,000	7,000
City of Palm Springs, California
1.85%, 01/01/09 (a)	8,000	8,000
Commonwealth Bank of Australia
3.44%, 02/03/09	5,000	5,000
Goldman Sachs & Co.
2.28%, 03/16/09 (a)(d)(f)	5,000	5,000
New York City IDA
0.97%, 01/01/09 (a)	125	125
Royal Bank of Canada
2.44%, 02/19/09	10,000	10,000

Total Variable-Rate Obligations (Cost $39,125)		39,125

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investment 9.1% of net assets

Repurchase Agreement 9.1%
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $90,935
0.07%, issued 12/31/08,
due 01/02/09	89,151	89,150

Total Other Investment (Cost $89,150)		89,150

End of Investments.

(All dollar amounts are x 1,000.)

At 12/31/08, the tax basis cost of the fund’s investments was $968,149.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $191,713 or 19.5% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $7,367 or 0.8% of net assets.
(e)	Security is in Default. See Note 9 in the Financial Notes section.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.
IDA — Industrial development authority

14 See financial notes

 Schwab Retirement Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$968,149
Receivables:
Fund shares sold		18,691
Interest		1,957
Prepaid expenses	+	116

Total assets		988,913

Liabilities
Payables:
Investments bought		1,000
Investment adviser and administrator fees		22
Transfer agent and shareholder services fees		17
Fund shares redeemed		3,660
Distributions to shareholders		36
Accrued expenses	+	27

Total liabilities		4,762

Net Assets
Total assets		988,913
Total liabilities	−	4,762

Net assets		$984,151
Net Assets by Source
Capital received from investors		984,118
Net Investment income not yet distributed		33

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$984,151		984,153		$1.00

See financial notes 15

 Schwab Retirement Advantage Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$26,287

Net Realized Gains and Losses
Net realized gains on investments		56

Expenses
Investment adviser and administrator fees		3,071
Transfer agent and shareholder service fees		1,930
Temporary Guarantee Program expense		103
Portfolio accounting fees		64
Custodian fees		46
Trustees’ fees		35
Professional fees		30
Registration fees		15
Shareholder reports		1
Other expenses	+	8

Total expenses		5,303
Expense reduction by adviser and Schwab	−	1,120

Net expenses		4,183

Increase (Decrease) in Net Assets from Operations
Total investment income		26,287
Net expenses	−	4,183

Net investment income		22,104
Net realized gains	+	56

Increase in net assets from operations		$22,160

16 See financial notes

 Schwab Retirement Advantage Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$22,104	$38,263
Net realized gains	+	56	−

Increase in net assets from operations		22,160	38,263

Distributions to Shareholders
Distributions from net investment income		22,104	38,263

Transactions in Fund Shares*
Shares sold		831,709	895,960
Shares reinvested		21,472	37,018
Shares redeemed	+	(815,551)	(788,743)

Net transactions in fund shares		37,630	144,235

Net Assets
Beginning of period		946,465	802,230
Total increase	+	37,686	144,235

End of period		$984,151	$946,465

Net investment income not yet distributed		$33	$-

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 17

Schwab Investor Money Fund®

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.41	4.82	4.50	2.63	0.77

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.60	0.62	0.67	0.67	0.66
Gross operating expenses	0.62	0.63	0.67	0.67	0.66
Net investment income (loss)	2.37	4.71	4.50	2.61	0.76
Net assets, end of period ($ x 1,000,000)	2,360	2,089	1,314	521	492

18 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

88.5%	Fixed-Rate Obligations	2,089,529	2,089,529
3.2%	Variable-Rate Obligation	74,500	74,500
8.1%	Other Investments	190,491	190,491

99.8%	Total Investments	2,354,520	2,354,520
0.2%	Other Assets and Liabilities, Net		5,577

100.0%	Net Assets		2,360,097

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 88.5% of net assets

Certificates of Deposit 25.7%
Abbey National Treasury Services PLC
0.49%, 01/14/09 (a)	11,000	11,000
Banco Bilbao Vizcaya Argentaria S.A.
3.16%, 01/27/09	8,000	8,000
Banco Santander Central Hispano S.A.
3.06%, 02/12/09	20,000	20,002
Bank of America, N.A.
2.10%, 03/02/09	10,000	10,000
2.13%, 03/04/09	23,000	23,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	3,000	3,000
1.40%, 04/03/09	5,000	5,000
Barclays Bank PLC
2.85%, 03/10/09	15,000	15,000
BNP Paribas
3.10%, 01/02/09	25,000	25,000
3.06%, 01/06/09	2,000	2,000
3.08%, 01/23/09	1,000	1,000
3.08%, 02/18/09	2,000	2,000
3.08%, 03/06/09	7,000	7,000
3.09%, 03/11/09	4,000	4,000
1.20%, 04/02/09	28,000	28,000
Calyon
3.14%, 03/02/09	4,000	4,000
Chase Bank (USA)
2.84%, 01/08/09	15,000	15,000
2.82%, 01/09/09	20,000	20,000
2.83%, 01/13/09	2,000	2,000
Credit Agricole S.A.
3.12%, 01/05/09	12,000	12,000
3.11%, 01/26/09	9,000	9,000
Credit Suisse
3.13%, 01/23/09	17,000	17,000
DnB NOR Bank ASA
3.06%, 01/05/09	13,000	13,000
3.06%, 02/20/09	3,000	3,000
3.06%, 02/27/09	4,000	4,000
Harris, N.A.
3.10%, 01/16/09	6,000	6,000
HSBC Bank PLC
2.00%, 03/09/09	10,000	10,000
HSBC Bank USA
3.08%, 02/27/09	9,000	9,000
ING Bank N.V.
3.11%, 01/12/09	10,000	10,000
3.12%, 01/16/09	10,000	10,000
3.12%, 01/29/09	5,000	5,000
3.11%, 02/06/09	1,000	1,000
3.10%, 02/10/09	10,000	10,000
3.10%, 02/12/09	4,000	4,000
Intesa Sanpaolo
3.13%, 01/07/09	2,000	2,000
3.11%, 01/12/09	17,000	17,000
3.13%, 01/26/09	8,000	8,000
3.15%, 02/20/09	10,000	10,000
3.14%, 02/23/09	15,000	15,000
JPMorgan Chase Bank
2.87%, 03/13/09	7,000	7,000
Lloyds TSB Bank PLC
2.10%, 03/10/09	13,000	13,000
2.05%, 03/11/09	20,000	20,000
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	5,000	5,000
1.40%, 04/03/09	10,000	10,000
National Australia Bank Ltd.
1.11%, 03/24/09	10,000	10,000
Nordea Bank Finland PLC
3.23%, 03/31/09	6,000	6,000
Rabobank Nederland
1.25%, 03/11/09	12,000	12,000
2.92%, 03/13/09	20,000	20,000
Royal Bank of Canada
1.20%, 03/11/09	7,000	7,000
Royal Bank of Scotland PLC
2.98%, 01/09/09	7,000	7,000
1.51%, 03/23/09	18,000	18,000
Societe Generale
2.94%, 01/08/09	1,000	1,000
2.10%, 03/09/09	26,000	26,000
Sumitomo Mitsui Banking Corp.
1.15%, 02/27/09	10,000	10,000
1.15%, 03/03/09	1,000	1,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	3,000	3,000
Toronto Dominion Bank
1.00%, 03/10/09	27,000	27,000
UniCredit S.p.A.
3.17%, 01/14/09	5,000	5,000

See financial notes 19

 Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.15%, 01/23/09	5,000	5,000
3.15%, 02/11/09	12,000	12,000
Union Bank, N.A.
3.10%, 03/09/09	2,000	2,000

		607,002

Commercial Paper & Other Corporate Obligations 29.6%
Atlantis One Funding Corp.
3.02%, 01/26/09 (b)(c)	7,000	6,985
2.06%, 01/30/09 (b)(c)	42,000	41,931
Bank of America Corp.
1.55%, 01/05/09	12,000	11,998
3.04%, 03/02/09	24,000	23,880
1.73%, 03/05/09	13,000	12,961
Cancara Asset Securitization, L.L.C.
3.58%, 01/23/09 (a)(b)(c)	25,000	24,946
1.83%, 02/06/09 (a)(b)(c)	1,000	998
Chariot Funding, L.L.C.
1.40%, 01/13/09 (a)(b)(c)	13,000	12,994
Citigroup Funding, Inc.
3.08%, 01/09/09 (a)	2,000	1,999
Dakota CP Notes of Citibank Credit Card Issuance Trust
3.22%, 01/09/09 (b)(c)	24,000	23,983
1.66%, 02/19/09 (b)(c)	3,000	2,993
1.71%, 03/12/09 (b)(c)	1,000	997
Falcon Asset Securitization Corp.
1.40%, 01/21/09 (a)(b)(c)	1,000	999
1.50%, 02/04/09 (a)(b)(c)	19,000	18,973
0.70%, 02/10/09 (a)(b)(c)	2,000	1,998
Gemini Securitization Corp., L.L.C.
1.50%, 01/07/09 (a)(b)(c)	6,000	5,999
2.93%, 01/14/09 (a)(b)(c)	1,000	999
2.38%, 01/30/09 (a)(b)(c)	6,000	5,989
1.84%, 02/03/09 (a)(b)(c)	18,000	17,970
General Electric Capital Corp.
0.35%, 02/09/09 (a)(f)	10,000	9,996
2.90%, 02/25/09	27,000	26,882
2.27%, 03/05/09	23,000	22,909
0.45%, 03/10/09 (a)(f)	10,000	9,992
0.38%, 03/11/09 (a)(f)	10,000	9,993
2.76%, 03/17/09	14,000	13,921
2.76%, 03/18/09	13,000	12,925
JP Morgan Chase & Co.
2.83%, 01/09/09	10,000	9,994
2.94%, 02/20/09	15,000	14,940
2.94%, 03/03/09	12,000	11,941
Jupiter Securitization Corp.
1.40%, 01/14/09 (a)(b)(c)	7,195	7,191
1.40%, 01/15/09 (a)(b)(c)	15,000	14,992
KBC Financial Products International, Ltd.
3.12%, 03/05/09 (a)(c)	3,000	2,984
Kitty Hawk Funding Corp.
2.97%, 01/22/09 (a)(b)(c)	9,000	8,985
2.01%, 01/26/09 (a)(b)(c)	5,000	4,993
2.62%, 01/27/09 (a)(b)(c)	4,280	4,272
0.75%, 03/19/09 (a)(b)(c)	12,000	11,981
Merrill Lynch & Co., Inc.
2.36%, 01/16/09 (a)(f)	20,000	19,980
Old Line Funding, L.L.C.
2.11%, 01/22/09 (a)(b)(c)	8,833	8,822
4.66%, 01/23/09 (a)(b)(c)	21,000	20,941
1.51%, 02/04/09 (a)(b)(c)	3,874	3,869
1.61%, 02/17/09 (a)(b)(c)	6,000	5,987
Park Avenue Receivables Co., L.L.C.
1.41%, 01/30/09 (a)(b)(c)	2,000	1,998
Proctor & Gamble Co.
1.15%, 01/30/09	5,000	4,995
Ranger Funding Co., L.L.C.
4.24%, 01/06/09 (a)(b)(c)	30,000	29,982
2.31%, 01/26/09 (a)(b)(c)	17,000	16,973
1.25%, 03/18/09 (a)(b)(c)	1,000	997
San Paolo IMI U.S. Financial Co.
3.12%, 01/05/09 (a)	2,000	1,999
Sheffield Receivables Corp.
3.43%, 01/20/09 (a)(b)(c)	24,000	23,957
0.60%, 02/26/09 (a)(b)(c)	1,000	999
Solitaire Funding, L.L.C.
2.24%, 03/03/09 (a)(b)(c)	1,000	996
2.21%, 03/11/09 (a)(b)(c)	25,000	24,895
Thames Asset Global Securitization No. 1, Inc.
0.60%, 02/17/09 (a)(b)(c)	25,000	24,980
Thunder Bay Funding, L.L.C.
3.64%, 01/28/09 (a)(b)(c)	18,000	17,951
1.71%, 01/29/09 (a)(b)(c)	2,733	2,729
Ticonderoga Funding, L.L.C.
1.42%, 01/07/09 (a)(b)(c)	3,000	2,999
4.35%, 01/14/09 (a)(b)(c)	6,000	5,991
UniCredit Bank (Ireland) PLC
3.16%, 02/03/09 (a)(c)	16,500	16,453
Westpac Banking Corp.
3.20%, 02/09/09 (c)	5,000	4,983
Whistlejacket Capital, L.L.C., (SIV)
— , 03/25/08 (b)(c)(d)(e)	1,577	1,577
— , 04/15/08 (b)(c)(d)(e)	3,155	3,155
— , 05/19/08 (b)(c)(d)(e)	1,577	1,577
— , 06/16/08 (b)(c)(d)(e)	1,577	1,577
Yorktown Capital, L.L.C.
1.81%, 01/23/09 (a)(b)(c)	3,000	2,997
2.41%, 01/27/09 (a)(b)(c)	9,434	9,418
1.47%, 02/19/09 (a)(b)(c)	15,000	14,970

		697,230

Fixed-Rate Discount Notes 32.3%
Fannie Mae
0.85%, 01/13/09	49,000	48,986
0.82%, 01/22/09	19,000	18,991
1.21%, 04/27/09	23,000	22,911
1.16%, 05/01/09	44,000	43,831
1.31%, 06/22/09	34,000	33,789
0.50%, 07/01/09	11,000	10,972
0.76%, 12/01/09	6,000	5,958
Federal Home Loan Bank
2.11%, 01/07/09	25,000	24,991
0.12%, 01/26/09	31,000	30,997
2.11%, 01/26/09	20,000	19,971
0.18%, 03/17/09	11,000	10,996
0.18%, 03/18/09	10,000	9,996
1.22%, 12/04/09	9,000	8,899
Freddie Mac
2.55%, 01/20/09	15,000	14,980
0.66%, 01/21/09	20,000	19,993
2.65%, 01/27/09	50,000	49,905
0.90%, 01/28/09	27,000	26,982
0.85%, 02/05/09	81,000	80,933

20 See financial notes

 Schwab Investor Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.91%, 02/09/09	15,000	14,985
2.17%, 02/18/09	20,000	19,942
1.31%, 03/02/09	67,000	66,855
1.50%, 03/10/09	5,000	4,986
1.00%, 03/30/09	2,000	1,995
1.18%, 04/24/09	3,000	2,989
1.16%, 05/11/09	113,000	112,531
0.40%, 05/19/09	24,000	23,963
1.37%, 05/26/09	3,000	2,984
0.30%, 05/28/09	6,000	5,993
0.50%, 06/05/09	22,000	21,953

		763,257

Fixed-Rate Coupon Note 0.7%
Federal Home Loan Bank
2.45%, 03/06/09	17,000	17,040

Time Deposit 0.2%
Rabobank Nederland, Grand Cayman
0.01%, 01/02/09	5,000	5,000

Total Fixed-Rate Obligations (Cost $2,089,529)		2,089,529

Variable-Rate Obligation 3.2% of net assets
ANZ National (Int’l) Ltd.
2.42%, 02/27/09 (a)	10,000	10,000
California Pollution Control Financing Authority
1.75%, 01/07/09 (a)	1,000	1,000
Eagle County Colorado Taxable Housing Facilities
2.25%, 01/02/09 (a)	1,500	1,500
Federal Home Loan Bank
0.93%, 03/23/09	10,000	10,000
Freddie Mac
0.90%, 03/18/09	15,000	15,000
Goldman Sachs & Co.
2.28%, 03/16/09 (a)(d)(f)	8,000	8,000
Royal Bank of Canada
2.44%, 02/19/09	25,000	25,000
Westpac Banking Corp.
2.52%, 02/20/09	4,000	4,000

Total Variable-Rate Obligation (Cost $74,500)		74,500

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 8.1% of net assets

Repurchase Agreements 8.1%
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000
0.05%, issued 12/31/08,
due 01/02/09	100,000	100,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $92,304
0.07%, issued 12/31/08,
due 01/02/09	90,491	90,491

Total Other Investments (Cost $190,491)		190,491

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $2,354,520.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $475,925 or 20.2% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $15,886 or 0.7% of net assets.
(e)	Security is in default. See Note 9 in the financial notes section.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

See financial notes 21

 Schwab Investor Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$2,354,520
Receivables:
Investments sold		760
Fund shares sold		7,918
Interest		5,214
Prepaid expenses	+	329

Total assets		2,368,741

Liabilities
Payables:
Investment adviser and administrator fees		59
Transfer agent and shareholder services fees		48
Fund shares redeemed		8,177
Distributions to shareholders		212
Accrued expenses	+	148

Total liabilities		8,644

Net Assets
Total assets		2,368,741
Total liabilities	−	8,644

Net assets		$2,360,097
Net Assets by Source
Capital received from investors		2,359,982
Net investment income not yet distributed		115

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$2,360,097		2,359,897		$1.00

22 See financial notes

 Schwab Investor Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$70,662

Net Realized Gains and Losses
Net realized gains on investments		257

Expenses
Investment adviser and administrator fees		7,917
Transfer agent and shareholder service fees		5,951
Temporary Guarantee Program expense		277
Shareholder reports		200
Custodian fees		132
Portfolio accounting fees		100
Trustees’ fees		39
Professional fees		39
Registration fees		165
Other expenses	+	18

Total expenses		14,838
Expense reduction by adviser and Schwab	−	595

Net expenses		14,243

Increase (Decrease) in Net Assets from Operations
Total investment income		70,662
Net expenses	−	14,243

Net investment income		56,419
Net realized gains	+	257

Increase in net assets from operations		$56,676

See financial notes 23

 Schwab Investor Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$56,419	$81,327
Net realized gains	+	257	1

Increase in net assets from operations		56,676	81,328

Distributions to Shareholders
Distributions from net investment income		56,419	81,327

Transactions in Fund Shares*
Shares sold		2,781,863	2,756,366
Shares reinvested		53,113	76,781
Shares redeemed	+	(2,563,979)	(2,057,959)

Net transactions in fund shares		270,997	775,188

Net Assets
Beginning of period		2,088,843	1,313,654
Total increase	+	271,254	775,189

End of period		$2,360,097	$2,088,843

Net investment income not yet distributed		$115	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

24 See financial notes

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund each offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, a fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then

 25

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends from net investment income, every day they are open for business. These dividends are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Each fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meets the tax requirements, they are not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

26

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2008:

	Investment in Securities*
	Retirement
	Advantage	Investor
Valuation Inputs	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—
Level 2 — Other significant observable inputs	968,149	2,354,520
Level 3 — Significant unobservable inputs	—	—

Total	$968,149	$2,354,520

*  The funds had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but not limited to, those described below:

The funds invest substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the funds to experience a loss and may affect its share price.

In addition, the funds may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The funds may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The Retirement Advantage Money Fund and the Investor Money Fund paid $89 and $239, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Retirement Advantage Money Fund and the Investor Money Fund paid $133 and $359, respectively, to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate.

 27

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

4.	Temporary Guarantee Program (continued): (All dollar amounts are x 1,000)

Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Retirement Advantage Money Fund	0.05%	0.17%
Investor Money Fund	0.05%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the Retirement Advantage Money Fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.49% through April 29, 2010.

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.025% of the fund’s expenses. This voluntary waiver was increased to 0.035% of the fund’s expenses for the period from January 1, 2009 through December 31, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, there were no security transactions with other Schwab funds.

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these

28

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

6. Board of Trustees (continued):

limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund’s Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowing from the lines of credit during the period. However, the funds utilized their overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax-basis were as follows:

	Retirement
	Advantage	Investor
	Money Fund	Money Fund

Undistributed net investment income	$33	$115

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the funds had no capital loss carry forwards available to offset net capital gains before the expiration dates.

As of December 31, 2008, the funds had no deferred realized net capital losses, and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions during the current period and prior fiscal year were:

	Retirement
	Advantage	Investor
	Money Fund	Money Fund

Current period distributions
Ordinary income	$22,104	$56,419

Prior period distributions
Ordinary income	$38,263	$81,327

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the funds made the following reclassifications:

 29

 Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund

Financial Notes (continued)

8.	Federal Income Taxes (continued):
(All dollar amounts are x 1,000)

	Retirement
	Advantage	Investor
	Money Fund	Money Fund

Capital shares	$23	$143
Undistributed net investment income	33	114
Net realized capital gains and losses	(56)	(257)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds and has determined that no provision for income tax is required in the funds financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008 the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

9.	Other:
(All dollar amounts are x 1,000)

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund’s met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund’s to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund’s that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund’s met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund’s to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting payment of principal and interest to all senior creditors of Whistlejacket. The Retirement Advantage Money Fund and the Investor Money Fund received a distribution of $692 and $2,308, respectively.

30

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Retirement Advantage Money Fund and Schwab Investor Money Fund (two of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

 31

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

32

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

 33

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

34

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would

 35

have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

36

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13860-12

Schwab Advisor Cash Reserves ®

Annual Report
December 31, 2008

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Advisor Cash Reserves

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, the money fund industry experienced a number of unique investment challenges as a result of unprecedented volatility in the financial marketplace. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of the year, when investor concern following several dramatic events prompted intervention by the U.S. Government. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring more U.S. Government agency securities in our taxable money funds, and by using liquidity facilities provided by the government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility. The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Schwab Advisor Cash Reserves 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on many taxable money funds ended the year substantially lower. As a point of comparison, the Barclays Capital U.S. Treasury Bills: 1-3 Months Index stood at 0.01% in December 2008. Interest rate cuts by the Federal Reserve Bank were among the primary contributing factors. After seven consecutive cuts in 2008, the Federal Funds Rate ended the year at a target range of 0% to 0.25%. Additionally, a pronounced flight to the safety of U.S. Government-backed assets pushed yields on U.S. Treasuries and U.S. Government agency securities to low levels as demand soared. During the latter half of the year, yields on short-term U.S. Treasury securities were briefly at 0% and below. Overall, money funds that invested exclusively in Government-backed securities saw the most significant erosion in yields.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Advisor Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Advisor Cash Reserves 5

Schwab Advisor Cash Reserves®

The Schwab Advisor Cash Reserves continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the reporting period, the fund maintained its $1 per share Net Asset Value and met all redemption requests. In general, the fund maintained a Weighted Average Maturity (WAM) between 50 and 60 days. During October and November, we shortened the WAM below 50 days in response to investment conditions caused by the events of September, as mentioned in the Investment Environment. When conditions stabilized somewhat in December, we extended the WAM in an effort to partially offset the effects of a declining interest rate environment. Additionally, the fund emphasized overnight and short-term securities in the latter half of the year in order to meet client demand for liquidity. The fund benefitted from liquidity facilities provided by the U.S. Government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility.

Especially toward the latter half of the year, yields were lower as investors migrated to the safety of U.S. Government and overnight securities. As the portfolio increased its allocation to U.S. Government-backed securities, such as U.S. agencies, for which demand was very high, capturing yield became more difficult. Additionally, by the end of the year the Federal Funds Rate stood at a target range of 0% to 0.25%, a historic low. This low benchmark interest rate in conjunction with a desire among investors for safety put significant downward pressure on yields. As a result, the fund’s yield dropped from around 4.5% in January to around 1% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	23.0%
16-30 Days	14.4%
31-60 Days	24.0%
61-90 Days	21.2%
91-120 Days	8.3%
More than 120 Days	9.1%

 Statistics

Weighted Average Maturity[2]	54 days
Credit Quality of Holdings[3] % of portfolio	99.4% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

U.S. Treasury	0.8%
Government Agency	33.3%
Repurchase Agreements	7.8%
Commercial Paper (CP)
Asset Backed CP	15.5%
U.S. Banks CP	8.7%
Corporate CP	0.2%
TLGP CP5	5.1%
CDs	23.0%
Bank Notes	2.9%
Corporate Notes (CN)
TLGP CN5	0.4%
Other CN	1.4%
Time Deposits	0.2%
Other	0.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months). Positions that have defaulted as noted in Financial Note 9 are excluded from calculation.

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

6 Schwab Advisor Cash Reserves®

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Advisor
	Cash Reserves
	Sweep Shares	Premier Sweep Shares

Ticker Symbol	SWQXX	SWZXX
Minimum Initial Investment[1]	*	*

Seven-Day Yield[2]	1.00%	1.07%

Seven-Day Yield—No Waiver[3]	0.92%	0.92%

Seven-Day Effective Yield[2]	1.00%	1.07%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Advisor Cash Reserves® 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period.”

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Advisor Cash Reserves Fund®
Sweep Shares
Actual Return	0.66%	$1,000	$1,008.90	$3.33
Hypothetical 5% Return	0.66%	$1,000	$1,021.82	$3.35
Premier Sweep Shares
Actual Return	0.59%	$1,000	$1,009.30	$2.98
Hypothetical 5% Return	0.59%	$1,000	$1,022.17	$3.00

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

8 Schwab Advisor Cash Reserves

Schwab Advisor Cash Reserves®

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	8/19/04[1]–
Sweep Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.36	4.78	4.47	2.63	0.45	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65 [4]	0.66	0.68	0.69	0.69	[5]
Gross operating expenses	0.75	0.75	0.84	0.85	0.85	[5]
Net investment income (loss)	2.34	4.67	4.48	2.65	1.30	[5]
Net assets, end of period ($ x 1,000,000)	7,286	6,416	5,222	1,898	1,271

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	8/19/04[1]–
Premier Sweep Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total Return (%)	2.43	4.86	4.57	2.73	0.48	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.58 [4]	0.59	0.59	0.59	0.59	[5]
Gross operating expenses	0.75	0.75	0.84	0.85	0.85	[5]
Net investment income (loss)	2.42	4.74	4.56	2.75	1.41	[5]
Net assets, end of period ($ x 1,000,000)	16,245	15,023	10,784	3,728	2,344

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.64% for the Sweep Shares and 0.57% for the Premier Sweep Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 Annualized.

See financial notes 9

 Schwab Advisor Cash Reserves

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value, as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except for U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date, and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

86.4%		Fixed-Rate Obligations	20,321,099	20,321,099
5.7%		Variable-Rate Obligations	1,348,885	1,348,885
7.9%		Other Investments	1,861,306	1,861,306
0.9%		U.S. Government Securities	199,996	199,996

100.9%		Total Investments	23,731,286	23,731,286
(0	.9)%	Other Assets and Liabilities, Net		(200,548)

100.0%		Net Assets		23,530,738

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 86.4% of net assets

Bank Notes 1.4%
Bank of America, N.A.
2.86%, 01/12/09	100,000	100,000
1.55%, 02/13/09	55,000	55,000
1.50%, 02/17/09	180,000	180,000

		335,000

Certificates of Deposit 22.6%
Abbey National Treasury Services PLC
0.49%, 01/14/09 (a)	113,000	113,000
ABN AMRO Bank N.V.
3.11%, 02/23/09	30,000	30,001
Australia & New Zealand Banking Group Ltd.
1.05%, 04/02/09	11,000	11,000
Banco Bilbao Vizcaya Argentaria S.A.
3.08%, 01/20/09	21,000	21,000
3.16%, 01/27/09	19,000	19,000
Banco Santander Central Hispano S.A.
3.06%, 02/12/09	40,000	40,004
Bank of America, N.A.
2.13%, 03/04/09	159,000	159,000
1.65%, 03/06/09	29,000	29,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.12%, 02/18/09	225,000	225,000
Barclays Bank PLC
3.18%, 02/20/09	46,000	46,000
BNP Paribas
3.05%, 01/02/09	215,000	215,000
3.10%, 01/02/09	125,000	125,000
3.06%, 01/06/09	125,000	125,000
3.06%, 01/16/09	14,000	14,000
1.20%, 04/02/09	211,000	211,000
Calyon
2.91%, 01/12/09	13,000	13,000
Chase Bank (USA)
2.84%, 01/08/09	150,000	150,000
2.82%, 01/09/09	160,000	160,000
2.95%, 03/16/09	40,000	40,000
Citibank, N.A.
3.05%, 02/19/09	100,000	100,000
3.04%, 02/24/09	300,000	300,000
Credit Agricole S.A.
3.11%, 01/26/09	20,000	20,000
Credit Suisse
3.13%, 01/23/09	85,000	85,000
3.12%, 01/27/09	50,000	50,000
DnB NOR Bank ASA
3.06%, 02/20/09	18,000	18,000
3.06%, 02/27/09	109,000	109,000
HSBC Bank PLC
2.00%, 03/09/09	100,000	100,000
1.00%, 04/06/09	42,000	42,000
ING Bank N.V.
3.07%, 01/21/09	58,000	58,000
3.12%, 01/29/09	23,000	23,000
3.11%, 02/06/09	7,000	7,000
3.10%, 02/12/09	128,000	128,000
3.11%, 02/17/09	29,000	29,000
3.09%, 02/26/09	18,000	18,000
Intesa Sanpaolo
3.13%, 01/07/09	13,000	13,000
3.13%, 02/12/09	57,000	57,000
3.15%, 02/20/09	5,000	5,000
JPMorgan Chase Bank
2.87%, 03/13/09	66,000	66,000
Lloyds TSB Bank PLC
2.10%, 03/06/09	200,000	200,000
2.10%, 03/10/09	130,000	130,000
National Australia Bank Ltd.
2.94%, 01/14/09	22,000	22,000
1.10%, 03/24/09	93,000	93,000
Rabobank Nederland
0.82%, 01/06/09	100,000	100,000
2.98%, 03/04/09	133,000	133,000
1.25%, 03/11/09	193,000	193,000
Royal Bank of Canada
1.40%, 03/10/09	50,000	50,000
1.20%, 03/11/09	234,000	234,000
Royal Bank of Scotland PLC
1.45%, 03/18/09	12,000	12,000
1.50%, 03/23/09	184,000	184,004
1.45%, 03/30/09	55,000	55,000
Societe Generale
2.18%, 03/05/09	95,000	95,000

10 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.10%, 03/09/09	238,000	238,000
Sumitomo Mitsui Banking Corp.
1.15%, 02/25/09	115,000	115,000
1.15%, 03/03/09	3,000	3,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	45,000	45,000
Toronto Dominion Bank
1.00%, 01/05/09	195,000	195,000
3.21%, 01/22/09	26,000	26,000
2.86%, 02/17/09	50,000	50,000
3.01%, 02/17/09	19,000	19,000
2.88%, 02/19/09	27,000	27,000
1.00%, 03/10/09	3,000	3,000
3.40%, 03/18/09	15,000	15,000
Unicredit S.p.A.
3.19%, 02/13/09	15,000	15,000
Union Bank, N.A.
3.10%, 01/05/09	78,000	78,000
3.10%, 03/12/09	5,000	5,000

		5,309,009

Commercial Paper & Other Corporate Obligations 29.9%
Alpine Securitization Corp.
1.40%, 01/06/09 (a)(b)(c)	19,000	18,996
ANZ National (Int’l) Ltd.
3.10%, 03/09/09 (a)	50,000	49,716
Atlantis One Funding Corp.
3.94%, 01/22/09 (b)(c)	402,000	401,085
1.71%, 02/02/09 (b)(c)	28,000	27,958
1.51%, 02/13/09 (b)(c)	9,750	9,733
1.46%, 03/04/09 (b)(c)	25,000	24,938
Bank of America Corp.
1.55%, 01/05/09	89,000	88,985
3.02%, 01/06/09	17,000	16,993
1.60%, 01/15/09	181,000	180,887
3.01%, 02/04/09	97,000	96,728
1.73%, 03/05/09	186,000	185,440
Cancara Asset Securitization, L.L.C.
4.76%, 01/16/09 (a)(b)(c)	175,000	174,657
2.01%, 01/28/09 (a)(b)(c)	10,000	9,985
1.83%, 02/06/09 (a)(b)(c)	13,000	12,976
2.11%, 02/06/09 (a)(b)(c)	2,000	1,996
2.42%, 02/06/09 (a)(b)(c)	50,000	49,880
1.00%, 03/26/09 (a)(b)(c)	10,000	9,977
Chariot Funding, L.L.C.
1.40%, 01/13/09 (a)(b)(c)	50,000	49,977
1.40%, 01/15/09 (a)(b)(c)	80,000	79,956
1.40%, 01/20/09 (a)(b)(c)	13,818	13,808
Citigroup Funding, Inc.
3.08%, 01/09/09 (a)	69,000	68,953
0.70%, 03/12/09 (a)(f)	225,000	224,694
0.52%, 03/16/09 (a)(f)	162,000	161,827
Dakota CP Notes of Citibank Credit Card Issuance Trust
4.24%, 01/14/09 (b)(c)	101,000	100,847
1.76%, 02/11/09 (b)(c)	120,000	119,761
1.66%, 02/19/09 (b)(c)	31,000	30,930
1.76%, 03/02/09 (b)(c)	13,000	12,962
1.71%, 03/12/09 (b)(c)	8,000	7,974
Falcon Asset Securitization Corp.
0.05%, 01/02/09 (a)(b)(c)	75,000	75,000
1.40%, 01/07/09 (a)(b)(c)	18,000	17,996
1.40%, 01/20/09 (a)(b)(c)	15,000	14,989
1.40%, 01/21/09 (a)(b)(c)	17,000	16,987
1.40%, 01/22/09 (a)(b)(c)	25,000	24,980
1.50%, 02/04/09 (a)(b)(c)	9,000	8,987
0.70%, 02/10/09 (a)(b)(c)	17,832	17,818
0.60%, 02/13/09 (a)(b)(c)	17,000	16,988
Gemini Securitization Corp., L.L.C.
1.65%, 01/06/09 (a)(b)(c)	42,161	42,151
1.50%, 01/08/09 (a)(b)(c)	7,000	6,998
2.93%, 01/14/09 (a)(b)(c)	20,000	19,979
1.91%, 01/16/09 (a)(b)(c)	3,000	2,998
1.71%, 01/20/09 (a)(b)(c)	12,000	11,989
3.17%, 01/23/09 (a)(b)(c)	111,000	110,786
3.28%, 01/26/09 (a)(b)(c)	42,000	41,905
1.84%, 02/03/09 (a)(b)(c)	44,000	43,926
1.71%, 02/18/09 (a)(b)(c)	15,000	14,966
General Electric Capital Corp.
0.35%, 02/09/09 (a)(f)	240,000	239,909
1.91%, 02/13/09 (a)(f)	21,000	20,952
2.90%, 02/25/09	50,000	49,782
2.27%, 03/05/09	205,000	204,193
0.45%, 03/10/09 (a)(f)	95,000	94,919
0.38%, 03/11/09 (a)(f)	235,000	234,829
3.16%, 03/13/09	19,000	18,884
2.76%, 03/17/09	130,000	129,263
2.76%, 03/18/09	130,000	129,254
0.25%, 04/01/09 (a)(f)	45,000	44,972
General Electric Capital Services
2.90%, 02/25/09	40,000	39,825
HSBC USA, Inc.
2.87%, 01/05/09	75,000	74,976
JP Morgan Chase & Co.
2.83%, 01/12/09	60,000	59,949
2.94%, 02/20/09	230,000	229,074
2.94%, 03/03/09	60,000	59,705
2.87%, 03/16/09	9,000	8,948
Jupiter Securitization Corp.
1.40%, 01/13/09 (a)(b)(c)	125,392	125,334
1.40%, 01/14/09 (a)(b)(c)	16,000	15,992
KBC Financial Products International, Ltd.
3.12%, 03/05/09 (a)(c)	15,000	14,919
Kitty Hawk Funding Corp.
0.75%, 03/19/09 (a)(b)(c)	18,000	17,971
Merrill Lynch & Co., Inc.
2.36%, 01/16/09 (a)(f)	185,000	184,819
Old Line Funding, L.L.C.
4.66%, 01/23/09 (a)(b)(c)	170,000	169,522
1.51%, 02/04/09 (a)(b)(c)	40,000	39,943
1.61%, 02/10/09 (a)(b)(c)	26,333	26,286
1.61%, 02/17/09 (a)(b)(c)	94,000	93,804
0.75%, 03/20/09 (a)(b)(c)	8,000	7,987
Park Avenue Receivables Co., L.L.C.
0.05%, 01/02/09 (a)(b)(c)	55,000	55,000
1.40%, 01/16/09 (a)(b)(c)	100,000	99,942
1.40%, 01/20/09 (a)(b)(c)	7,188	7,183
1.51%, 02/19/09 (a)(b)(c)	67,000	66,863
Proctor Gamble & Co.
1.17%, 01/08/09	44,000	43,990
Ranger Funding Co., L.L.C.
1.56%, 01/26/09 (a)(b)(c)	15,000	14,984
1.81%, 01/26/09 (a)(b)(c)	20,000	19,975
1.58%, 02/24/09 (a)(b)(c)	80,000	79,811
1.47%, 03/06/09 (a)(b)(c)	47,591	47,467
1.25%, 03/18/09 (a)(b)(c)	31,000	30,918

See financial notes 11

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.40%, 04/06/09 (a)(b)(c)	71,000	70,925
Royal Bank of Scotland Group PLC
3.13%, 02/27/09	22,000	21,893
3.12%, 03/09/09	70,000	69,599
3.12%, 03/11/09	3,000	2,982
San Paolo IMI U.S. Financial Co.
3.12%, 01/05/09 (a)	72,000	71,975
Sheffield Receivables Corp.
2.11%, 01/08/09 (a)(b)(c)	65,000	64,973
1.50%, 02/04/09 (a)(b)(c)	10,000	9,986
1.51%, 02/06/09 (a)(b)(c)	11,000	10,984
0.45%, 02/23/09 (a)(b)(c)	30,000	29,980
0.60%, 02/26/09 (a)(b)(c)	58,000	57,946
1.66%, 03/02/09 (a)(b)(c)	8,000	7,978
Solitaire Funding, L.L.C.
3.21%, 01/06/09 (a)(b)(c)	10,000	9,996
3.17%, 01/15/09 (a)(b)(c)	15,000	14,982
3.25%, 01/23/09 (a)(b)(c)	6,000	5,988
3.07%, 01/27/09 (a)(b)(c)	40,000	39,912
3.27%, 01/29/09 (a)(b)(c)	26,000	25,935
2.13%, 02/20/09 (a)(b)(c)	10,000	9,971
2.24%, 03/03/09 (a)(b)(c)	11,000	10,958
2.21%, 03/12/09 (a)(b)(c)	110,000	109,529
1.36%, 03/17/09 (a)(b)(c)	23,000	22,935
Thames Asset Global Securitization No. 1, Inc.
0.60%, 02/17/09 (a)(b)(c)	131,152	131,049
0.60%, 02/25/09 (a)(b)(c)	30,000	29,973
Thunder Bay Funding, L.L.C.
2.11%, 01/13/09 (a)(b)(c)	64,551	64,506
1.50%, 01/14/09 (a)(b)(c)	9,000	8,995
4.66%, 01/15/09 (a)(b)(c)	87,000	86,844
1.56%, 02/03/09 (a)(b)(c)	30,000	29,957
1.51%, 03/11/09 (a)(b)(c)	7,000	6,980
Ticonderoga Funding, L.L.C.
0.60%, 01/06/09 (a)(b)(c)	63,000	62,995
1.42%, 01/07/09 (a)(b)(c)	26,058	26,052
UniCredit Bank (Ireland) PLC
3.16%, 02/03/09 (a)(c)	35,000	34,900
Westpac Banking Corp.
3.20%, 02/09/09 (c)	53,000	52,820
Whistlejacket Capital, L.L.C., (SIV)
— , 03/20/08 (b)(c)(d)(e)	33,906	33,906
— , 05/19/08 (b)(c)(d)(e)	7,885	7,885
— , 06/16/08 (b)(c)(d)(e)	9,463	9,463
— , 08/06/08 (b)(c)(d)(e)	69,382	69,382
— , 08/07/08 (b)(c)(d)(e)	31,538	31,538
Yorktown Capital, L.L.C.
1.43%, 01/06/09 (a)(b)(c)	37,000	36,993
1.81%, 01/23/09 (a)(b)(c)	35,000	34,962
1.47%, 02/19/09 (a)(b)(c)	80,000	79,841

		7,032,674

Fixed-Rate Coupon Notes 0.8%
Federal Home Loan Bank
1.35%, 01/21/09	50,000	50,023
Freddie Mac
1.30%, 06/11/09	100,000	101,620
1.25%, 11/30/09	40,000	41,034

		192,677

Fixed-Rate Discount Notes 31.5%
Fannie Mae
0.60%, 01/12/09	150,000	149,972
0.85%, 01/13/09	165,000	164,953
0.82%, 01/22/09	373,000	372,822
1.00%, 01/30/09	129,000	128,896
2.42%, 02/03/09	100,000	99,780
2.62%, 02/17/09	100,000	99,661
0.20%, 02/19/09	31,000	30,992
2.06%, 03/02/09	15,000	14,949
1.66%, 03/03/09	163,000	162,544
1.21%, 04/27/09	354,000	352,631
1.21%, 04/28/09	100,000	99,610
1.16%, 05/01/09	40,000	39,847
0.32%, 06/02/09	149,000	148,799
1.31%, 06/22/09	155,000	154,037
0.50%, 07/01/09	113,000	112,716
0.76%, 12/01/09	62,000	61,569
Federal Home Loan Bank
0.08%, 01/21/09	100,000	99,996
0.12%, 01/23/09	300,000	299,978
0.12%, 01/26/09	84,000	83,993
1.76%, 02/02/09	50,000	49,922
0.01%, 02/03/09	124,716	124,715
0.01%, 02/04/09	200,000	199,998
2.60%, 02/09/09	100,000	99,720
0.01%, 02/10/09	100,000	99,999
2.64%, 02/17/09	45,000	44,846
0.01%, 02/23/09	100,000	99,998
0.01%, 02/27/09	300,000	299,995
0.18%, 03/17/09	140,000	139,947
0.18%, 03/18/09	140,000	139,947
0.19%, 04/13/09	200,000	199,892
0.30%, 05/15/09	15,000	14,983
1.72%, 05/18/09	300,000	298,059
1.22%, 12/04/09	130,000	128,540
Freddie Mac
0.66%, 01/21/09	29,019	29,008
0.90%, 01/28/09	112,000	111,924
0.88%, 01/29/09	165,000	164,887
0.85%, 02/05/09	233,000	232,807
0.91%, 02/09/09	125,000	124,877
2.57%, 02/23/09	150,000	149,437
1.31%, 03/18/09	172,000	171,528
1.00%, 03/26/09	130,000	129,697
1.00%, 04/08/09	500,000	498,653
1.18%, 04/24/09	130,000	129,523
1.16%, 05/11/09	250,000	248,962
1.16%, 05/12/09	375,000	373,431
0.40%, 05/19/09	75,000	74,885
1.37%, 05/26/09	130,000	129,288
0.50%, 06/05/09	220,000	219,526

		7,406,739

Time Deposit 0.2%
Rabobank Nederland
0.01%, 01/02/09	45,000	45,000

Total Fixed-Rate Obligations (Cost $20,321,099)		20,321,099

12 See financial notes

 Schwab Advisor Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Variable-Rate Obligations 5.7% of net assets
ANZ National (Int’l) Ltd.
2.42%, 02/27/09 (a)	65,000	65,000
Banco Espanol de Credito S.A.
4.50%, 01/20/09 (c)	50,000	50,000
Bank of America, N.A.
3.67%, 01/30/09	200,000	200,000
2.91%, 02/06/09	150,000	150,000
Barclays Bank PLC
2.54%, 02/23/09	154,000	154,000
Breckenridge Terrace, L.L.C.
2.25%, 01/01/09 (a)	1,000	1,000
Commonwealth Bank of Australia
3.44%, 02/03/09	50,000	50,000
Deutsche Bank AG
1.74%, 03/23/09	100,000	100,000
Eagle County, Co.
2.25%, 01/01/09 (a)	2,000	2,000
Federal Home Loan Bank
0.93%, 03/23/09	100,000	100,000
1.03%, 04/06/09	200,000	200,000
Goldman Sachs & Co.
2.28%, 03/16/09 (a)(d)(f)	75,000	75,000
2.00%, 03/17/09 (a)(f)	25,000	25,000
Svenska Handelsbanken AB
4.42%, 01/06/09 (c)	50,000	50,000
Tenderfoot Seasonal Housing, L.L.C.
2.25%, 01/01/09 (a)	2,885	2,885
Westpac Banking Corp.
2.52%, 02/20/09	79,000	79,000
Westpac Securities NZ Ltd.
3.07%, 01/28/09 (a)(c)	45,000	45,000

Total Variable-Rate Obligations (Cost $1,348,885)		1,348,885

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 7.9% of net assets

Repurchase Agreements 7.9%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,122,000
0.08%, issued 12/31/08,
due 01/02/09	1,100,005	1,100,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $122,401
0.06%, issued 12/31/08,
due 01/02/09	120,000	120,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,335
0.07%, issued 12/31/08,
due 01/02/09	1,306	1,306
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $56,328
0.02%, issued 12/31/08,
due 01/02/09	50,000	50,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $219,072
0.10%, issued 12/31/08,
due 01/02/09	220,001	220,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $377,400
0.05%, issued 12/31/08,
due 01/02/09	370,001	370,000

Total Other Investments (Cost $1,861,306)		1,861,306

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 0.9% of net assets

U.S. Treasury Bills 0.9%
U.S. Treasury Bills
0.65%, 01/02/09	100,000	99,998
0.70%, 01/02/09	100,000	99,998

Total U.S. Government Securities (Cost $199,996)		199,996

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $23,731,286.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $4,068,759 or 17.3% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $227,174 or 1.0% of net assets.
(e)	Security is in default. See note 9 in the financial notes section.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

See financial notes 13

 Schwab Advisor Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$23,731,286
Receivables:
Interest		40,381
Prepaid expenses	+	2,868

Total assets		23,774,535

Liabilities
Payables:
Investments bought		242,000
Investment adviser and administrator fees		435
Transfer agent and shareholder services fees		676
Accrued expenses	+	686

Total liabilities		243,797

Net Assets
Total assets		23,774,535
Total liabilities	−	243,797

Net assets		$23,530,738
Net Assets by Source
Capital received from investors		23,530,738

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$7,285,792		7,285,348		$1.00
Premier Sweep Shares	$16,244,946		16,243,980		$1.00

14 See financial notes

 Schwab Advisor Cash Reserves

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$669,872

Net Realized Gains and Losses
Net realized gains on investments		1,399

Expenses
Investment adviser and administrator fees		68,736
Transfer agent and shareholder service fees:
Sweep Shares		26,995
Premier Sweep Shares		62,540
Registration fees		4,396
Temporary Guarantee Program expense		2,402
Custodian fees		1,011
Shareholder reports		829
Portfolio accounting fees		505
Professional fees		190
Trustees’ fees		91
Interest expense		13
Other expenses	+	164

Total expenses		167,872
Expense reduction by adviser and Schwab	−	34,264
Custody credits	−	3

Net expenses		133,605

Increase (Decrease) in Net Assets from Operations
Total investment income		669,872
Net expenses	−	133,605

Net investment income		536,267
Net realized gains	+	1,399

Increase in net assets from operations		$537,666

See financial notes 15

 Schwab Advisor Cash Reserves

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$536,267	$838,863
Net realized gains	+	1,399	11

Increase in net assets from operations		537,666	838,874

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		158,219	260,184
Premier Sweep Shares	+	378,048	578,679

Total distributions from net investment income		536,267	838,863

Transactions in Fund Shares*
Shares Sold
Sweep Shares		30,481,173	31,327,170
Premier Sweep Shares	+	90,682,111	89,000,643

Total shares sold		121,163,284	120,327,813

Shares Reinvested
Sweep Shares		154,952	255,692
Premier Sweep Shares	+	368,025	568,461

Total shares reinvested		522,977	824,153

Shares Redeemed
Sweep Shares		(29,767,182)	(30,388,315)
Premier Sweep Shares	+	(89,828,735)	(85,330,951)

Total shares redeemed		(119,595,917)	(115,719,266)

Net transactions in fund shares		2,090,344	5,432,700

Net Assets
Beginning of period		21,438,995	16,006,284
Total increase	+	2,091,743	5,432,711

End of period		$23,530,738	$21,438,995

Net investment income not yet distributed		$—	$11

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

 Schwab Advisor Cash Reserves

Financial Notes

1. Business Structure of the Fund:

Schwab Advisor Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Advisor Cash Reserves offers two share classes: Sweep Shares and Premier Sweep Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

 17

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends from net investment income every day it is open for business. These dividends are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

18

 Schwab Advisor Cash Reserves

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2008:

Valuation Inputs	Investment in Securities*

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	23,731,286
Level 3 — Significant unobservable inputs	—

Total	$23,731,286

*  The fund had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the fund may involve certain risks including, but not limited to, those described below:

The fund invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The fund may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The fund paid $2,074 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $3,111 to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed

 19

 Schwab Advisor Cash Reserves

Financial Notes (continued)

4.	Temporary Guarantee Program (continued): (All dollar amounts are x 1,000)

under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market funds net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.20%	0.20%
Premier Sweep Shares	0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows for so long as CSIM serves as the investment adviser to the fund:

Sweep Shares	0.66%
Premier Sweep Shares	0.59%

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.025% of the fund’s expenses. This voluntary waiver was increased to 0.035% of the fund’s expenses for the period from January 1, 2009 through December 31, 2009.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008 the fund’s aggregate security transactions with other Schwab Funds were $50,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

20

 Schwab Advisor Cash Reserves

Financial Notes (continued)

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowings from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which the fund belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund had no borrowing from the lines of credit during the period.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the fund had no undistributed earnings on a tax basis.

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no capital loss carry forwards available to offset net capital gains (before the expiration dates).

As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions paid during the current and prior periods were:

	Current period distributions	Prior period distributions

Ordinary income	$536,267	$838,863

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the fund made the following reclassifications:

Capital shares	$1,410
Undistributed net investment income	(11)
Net realized capital gains and losses	(1,399)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

9.	Other:
(All dollar amounts are x 1,000)

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008,

 21

 Schwab Advisor Cash Reserves

Financial Notes (continued)

9.	Other (continued): (All dollar amounts are x 1,000)

two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $44,567.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Advisor Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Advisor Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

 23

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

24

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

 25

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would

 27

have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104
Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812
This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31382-04

Schwab Cash Reservestm

Annual Report
December 31, 2008

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Cash Reserves

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, the money fund industry experienced a number of unique investment challenges as a result of unprecedented volatility in the financial marketplace. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of the year, when investor concern following several dramatic events prompted intervention by the U.S. Government. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring more U.S. Government agency securities in our taxable money funds, and by using liquidity facilities provided by the government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility. The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Schwab Cash Reserves 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on many taxable money funds ended the year substantially lower. As a point of comparison, the Barclays Capital U.S. Treasury Bills: 1-3 Months Index stood at 0.01% in December 2008. Interest rate cuts by the Federal Reserve Bank were among the primary contributing factors. After seven consecutive cuts in 2008, the Federal Funds Rate ended the year at a target range of 0% to 0.25%. Additionally, a pronounced flight to the safety of U.S. Government-backed assets pushed yields on U.S. Treasuries and U.S. Government agency securities to low levels as demand soared. During the latter half of the year, yields on short-term U.S. Treasury securities were briefly at 0% and below. Overall, money funds that invested exclusively in Government-backed securities saw the most significant erosion in yields.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Cash Reserves

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Cash Reserves 5

Schwab Cash Reservestm

The Schwab Cash Reserves continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the reporting period, the fund maintained its $1 per share Net Asset Value and met all redemption requests. In general, the fund maintained a Weighted Average Maturity (WAM) between 50 and 60 days. During October and November, we shortened the WAM below 50 days in response to investment conditions caused by the events of September, as mentioned in the Investment Environment. When conditions stabilized somewhat in December, we extended the WAM in an effort to partially offset the effects of a declining interest rate environment. Additionally, the fund emphasized overnight and short-term securities in the latter half of the year in order to meet client demand for liquidity. The fund benefitted from liquidity facilities provided by the U.S. Government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility.

Especially toward the latter half of the year, yields were lower as investors migrated to the safety of U.S. Government and overnight securities. As the portfolio increased its allocation to U.S. Government-backed securities, such as U.S. agencies, for which demand was very high, capturing yield became more difficult. Additionally, by the end of the year the Federal Funds Rate stood at a target range of 0% to 0.25%, a historic low. This low benchmark interest rate in conjunction with a desire among investors for safety put significant downward pressure on yields. As a result, the fund’s yield dropped from around 4.5% in January to around 1% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	25.1%
16-30 Days	18.2%
31-60 Days	17.7%
61-90 Days	25.6%
91-120 Days	6.0%
More than 120 Days	7.4%

 Statistics

Weighted Average Maturity[2]	51 days
Credit Quality of Holdings[3] % of portfolio	99.5% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

U.S. Treasury	0.7%
Government Agency	34.9%
Repurchase Agreements	7.1%
Commercial Paper (CP)
Asset Backed CP	16.6%
U.S. Banks CP	7.3%
Corporate CP	0.2%
TLGP CP5	4.6%
CDs	24.7%
Bank Notes	1.9%
Corporate Notes (CN)
TLGP CN5	0.4%
Other CN	1.0%
Time Deposits	0.1%
Other	0.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months). Positions that have defaulted as noted in Financial Note 9 are excluded from calculation.

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

6 Schwab Cash Reservestm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Cash Reserves
Sweep Shares

Ticker Symbol	SWSXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	1.14%

Seven-Day Yield—No Waiver[3]	1.07%

Seven-Day Effective Yield[2]	1.14%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Cash Reservestm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Cash Reserves Fundtm
Actual Return	0.67%	$1,000	$1,009.00	$3.38
Hypothetical 5% Return	0.67%	$1,000	$1,021.77	$3.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

8 Schwab Cash Reserves

Schwab Cash Reservestm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	8/12/04[1] –
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.00	[2]

Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.00)[2]

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.36	4.77	4.50	2.65	0.46	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.66 [4]	0.68	0.69	0.69	0.69	[5]
Gross operating expenses	0.73	0.74	0.82	0.92	1.05	[5]
Net investment income (loss)	2.33	4.66	4.59	2.90	1.24	[5]
Net assets, end of period ($ x 1,000,000)	29,253	26,162	16,738	822	140

1 Commencement of operations.
2 Per-share amount was less than $0.01.
3 Not annualized.
4 The ratio of net operating expenses would have been 0.65%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
5 Annualized.

See financial notes 9

 Schwab Cash Reserves

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

85.9%		Fixed-Rate Obligations	25,143,380	25,143,380
6.4%		Variable-Rate Obligations	1,869,206	1,869,206
7.1%		Other Investments	2,073,490	2,073,490
0.7%		U.S. Government Securities	199,996	199,996

100.1%		Total Investments	29,286,072	29,286,072
(0	.1)%	Other Assets and Liabilities, Net		(32,582)

100.0%		Net Assets		29,253,490

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.9% of net assets

Bank Notes 1.6%
Bank of America, N.A.
2.92%, 01/15/09	140,000	140,000
1.55%, 02/13/09	320,000	320,000

		460,000

Certificates of Deposit 23.7%
Abbey National Treasury Services PLC
0.49%, 01/14/09 (a)	16,000	16,000
3.07%, 01/16/09 (a)	66,000	66,000
3.10%, 01/27/09 (a)	60,000	60,000
Australia & New Zealand Banking Group Ltd.
0.78%, 02/27/09	50,000	50,000
1.05%, 04/02/09	96,000	96,000
Banco Bilbao Vizcaya Argentaria S.A.
3.14%, 01/14/09	41,000	41,000
3.16%, 01/27/09	24,000	24,000
Banco Santander Central Hispano S.A.
2.98%, 02/12/09	80,000	80,015
3.06%, 02/12/09	25,000	25,003
Bank of America, N.A.
2.10%, 03/02/09	140,000	140,000
2.13%, 03/04/09	280,000	280,000
Bank of the West
3.11%, 03/09/09	135,000	135,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.40%, 04/03/09	230,000	230,000
Barclays Bank PLC
3.13%, 02/27/09	130,000	130,000
2.85%, 03/10/09	200,000	200,000
3.12%, 03/12/09	32,000	32,000
BNP Paribas
3.10%, 01/02/09	165,000	165,000
3.07%, 01/05/09	10,000	10,000
3.06%, 01/16/09	17,000	17,000
3.08%, 02/18/09	80,000	80,000
3.08%, 03/06/09	142,000	142,000
3.10%, 03/09/09	139,000	139,000
1.55%, 03/13/09	59,000	59,000
1.20%, 04/02/09	118,000	118,000
Chase Bank (USA)
2.84%, 01/08/09	281,000	281,000
2.82%, 01/09/09	114,000	114,000
2.95%, 03/16/09	53,000	53,000
Citibank, N.A.
3.05%, 02/19/09	95,000	95,000
3.04%, 02/24/09	75,000	75,000
Credit Agricole S.A.
3.11%, 01/26/09	105,000	105,000
Credit Suisse
3.12%, 01/27/09	25,000	25,000
DnB NOR Bank ASA
3.06%, 01/05/09	81,000	81,000
3.06%, 02/20/09	16,000	16,000
3.06%, 02/27/09	16,000	16,000
3.32%, 03/23/09	90,000	90,000
Harris N.A.
3.10%, 01/16/09	73,000	73,000
HSBC Bank PLC
3.12%, 01/30/09	110,000	110,000
3.07%, 02/04/09	50,000	50,000
2.00%, 03/09/09	55,000	55,000
ING Bank N.V.
3.11%, 01/12/09	186,000	186,000
3.12%, 01/16/09	29,000	29,000
3.11%, 01/28/09	22,000	22,000
3.12%, 01/29/09	14,000	14,000
3.09%, 02/26/09	54,000	54,000
Intesa Sanpaolo
3.03%, 01/12/09	78,000	78,000
3.11%, 01/12/09	59,000	59,000
3.13%, 02/06/09	100,000	100,000
3.13%, 02/12/09	27,000	27,000
3.15%, 02/20/09	42,000	42,000
3.12%, 02/27/09	6,000	6,000
3.13%, 03/05/09	27,000	27,000
JPMorgan Chase Bank
2.87%, 03/13/09	84,000	84,000
Lloyds TSB Bank PLC
2.10%, 03/04/09	35,000	35,000
2.10%, 03/06/09	300,000	300,000
2.10%, 03/10/09	87,000	87,000
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	27,000	27,000

10 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.40%, 04/03/09	30,000	30,000
National Australia Bank Ltd.
2.94%, 01/14/09	15,000	15,000
1.10%, 03/24/09	130,000	130,003
Rabobank Nederland
0.90%, 01/05/09	200,000	200,000
0.82%, 01/06/09	100,000	100,000
1.20%, 03/05/09	186,000	186,000
2.92%, 03/13/09	50,000	50,000
Royal Bank of Scotland PLC
2.98%, 01/09/09	41,000	41,000
2.00%, 03/16/09	55,000	55,000
1.75%, 03/17/09	2,000	2,000
1.45%, 03/18/09	44,000	44,000
1.50%, 03/23/09	98,000	98,002
1.45%, 03/30/09	9,000	9,000
Societe Generale
2.92%, 01/09/09	17,000	17,000
2.18%, 03/05/09	120,000	120,000
2.10%, 03/09/09	290,000	290,000
Sumitomo Mitsui Banking Corp.
1.15%, 02/27/09	50,000	50,000
1.15%, 03/03/09	95,000	95,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	56,000	56,000
Toronto Dominion Bank
1.00%, 01/05/09	50,000	50,000
3.20%, 01/15/09	150,000	150,000
3.01%, 02/17/09	17,000	17,000
2.88%, 02/19/09	70,000	70,000
1.00%, 03/10/09	3,000	3,000
3.40%, 03/18/09	25,000	25,000
Unicredit, S.p.A.
3.17%, 01/14/09	60,000	60,000
3.12%, 01/26/09	25,000	25,000
3.20%, 01/30/09	57,000	57,000
3.15%, 02/11/09	18,000	18,000
3.19%, 02/13/09	75,000	75,001
3.20%, 02/17/09	33,000	33,000
Union Bank, N.A.
3.10%, 03/09/09	14,000	14,000
3.10%, 03/12/09	8,000	8,000

		6,944,024

Commercial Paper & Other Corporate Obligations 28.8%
Alpine Securitzation Corp.
1.40%, 01/06/09 (a)(b)(c)	178,000	177,965
ANZ National (Int’l) Ltd.
3.10%, 03/09/09 (a)	11,000	10,938
Atlantis One Funding Corp.
3.02%, 01/23/09 (b)(c)	47,000	46,914
2.52%, 01/28/09 (b)(c)	55,000	54,897
3.02%, 01/28/09 (b)(c)	38,000	37,915
1.71%, 02/02/09 (b)(c)	62,000	61,906
1.96%, 02/02/09 (b)(c)	95,000	94,835
1.56%, 02/05/09 (b)(c)	207,000	206,688
1.51%, 02/10/09 (b)(c)	80,000	79,867
1.51%, 02/13/09 (b)(c)	9,000	8,984
1.46%, 03/04/09 (b)(c)	9,000	8,978
Bank of America Corp.
3.02%, 01/06/09	11,000	10,995
2.94%, 02/03/09	90,000	89,760
3.04%, 03/02/09	396,000	394,023
2.97%, 03/13/09	12,000	11,931
Barclays US Funding Corp.
3.16%, 03/09/09 (a)	39,000	38,774
Cancara Asset Securitization, L.L.C.
4.90%, 01/05/09 (a)(b)(c)	167,000	166,910
2.77%, 01/23/09 (a)(b)(c)	57,000	56,904
3.58%, 01/23/09 (a)(b)(c)	35,000	34,924
1.83%, 02/06/09 (a)(b)(c)	12,000	11,978
1.00%, 03/26/09 (a)(b)(c)	50,000	49,883
Chariot Funding, L.L.C.
1.40%, 01/13/09 (a)(b)(c)	62,000	61,971
1.40%, 01/14/09 (a)(b)(c)	101,000	100,949
1.40%, 01/15/09 (a)(b)(c)	10,000	9,995
1.40%, 01/20/09 (a)(b)(c)	76,316	76,260
Citigroup Funding, Inc.
0.70%, 03/13/09 (a)(f)	50,000	49,931
0.63%, 04/14/09 (a)(f)	105,000	104,811
0.45%, 04/16/09 (a)(f)	200,000	199,738
0.57%, 04/23/09 (a)(f)	200,000	199,645
0.30%, 04/30/09 (a)(f)	100,000	99,901
Dakota CP Notes of Citibank Credit Card Issuance Trust
1.60%, 01/14/09 (b)(c)	14,000	13,992
1.81%, 01/29/09 (b)(c)	182,000	181,745
2.01%, 01/29/09 (b)(c)	14,000	13,978
1.81%, 02/03/09 (b)(c)	47,000	46,922
1.76%, 02/11/09 (b)(c)	80,000	79,841
1.76%, 03/02/09 (b)(c)	6,000	5,983
Danske Corp.
2.90%, 01/08/09 (a)(c)	19,000	18,989
Falcon Asset Securitization Corp.
1.40%, 01/14/09 (a)(b)(c)	80,000	79,960
1.40%, 01/21/09 (a)(b)(c)	15,000	14,988
1.50%, 02/04/09 (a)(b)(c)	14,000	13,980
Gemini Securitization Corp., L.L.C.
1.91%, 01/06/09 (a)(b)(c)	25,000	24,993
1.50%, 01/08/09 (a)(b)(c)	8,000	7,998
1.91%, 01/08/09 (a)(b)(c)	50,000	49,982
1.91%, 01/16/09 (a)(b)(c)	3,000	2,998
4.45%, 01/16/09 (a)(b)(c)	37,000	36,932
1.71%, 01/20/09 (a)(b)(c)	4,000	3,996
1.96%, 01/22/09 (a)(b)(c)	7,289	7,281
2.38%, 01/30/09 (a)(b)(c)	130,000	129,752
1.84%, 02/03/09 (a)(b)(c)	115,000	114,807
General Electric Capital Corp.
1.91%, 02/13/09 (a)(f)	29,000	28,934
0.45%, 03/10/09 (a)(f)	125,000	124,894
2.76%, 03/17/09	250,000	248,583
2.76%, 03/18/09	250,000	248,564
0.20%, 04/14/09 (a)(f)	297,000	296,830
General Electric Capital Services
2.27%, 03/05/09	280,000	278,898
JP Morgan Chase & Co.
2.83%, 01/09/09	323,000	322,799
2.94%, 02/20/09	100,000	99,597
2.94%, 03/03/09	25,000	24,877
Jupiter Securitization Corp.
1.40%, 01/06/09 (a)(b)(c)	200,000	199,961
1.40%, 01/13/09 (a)(b)(c)	20,000	19,991
1.40%, 01/14/09 (a)(b)(c)	103,641	103,589
KBC Financial Products International, Ltd.
3.11%, 03/02/09 (a)(c)	30,000	29,847

See financial notes 11

 Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Kitty Hawk Funding Corp.
1.71%, 01/22/09 (a)(b)(c)	50,056	50,006
2.62%, 01/27/09 (a)(b)(c)	18,000	17,966
0.75%, 03/19/09 (a)(b)(c)	15,000	14,976
Merrill Lynch & Co., Inc.
2.36%, 01/16/09 (a)(f)	239,000	238,766
Old Line Funding, L.L.C.
2.96%, 01/13/09 (a)(b)(c)	50,000	49,951
1.51%, 02/04/09 (a)(b)(c)	60,000	59,915
1.61%, 02/09/09 (a)(b)(c)	45,000	44,922
1.51%, 02/10/09 (a)(b)(c)	33,560	33,504
1.61%, 02/10/09 (a)(b)(c)	40,000	39,929
0.75%, 03/20/09 (a)(b)(c)	19,000	18,969
Park Avenue Receivables Co., L.L.C.
0.05%, 01/02/09 (a)(b)(c)	34,000	34,000
1.40%, 01/07/09 (a)(b)(c)	34,000	33,992
1.40%, 01/20/09 (a)(b)(c)	7,000	6,995
1.41%, 01/30/09 (a)(b)(c)	15,000	14,983
Proctor Gamble & Co.
1.17%, 01/08/09	56,000	55,987
Ranger Funding Co., L.L.C.
2.29%, 01/21/09 (a)(b)(c)	150,000	149,810
1.81%, 01/26/09 (a)(b)(c)	28,000	27,965
2.31%, 01/26/09 (a)(b)(c)	31,000	30,950
2.06%, 01/27/09 (a)(b)(c)	153,813	153,585
1.53%, 02/04/09 (a)(b)(c)	197,000	196,717
1.47%, 03/06/09 (a)(b)(c)	10,000	9,974
0.40%, 04/06/09 (a)(b)(c)	18,000	17,981
Royal Bank of Scotland Group PLC
3.12%, 03/11/09	46,000	45,729
Sheffield Receivables Corp.
2.11%, 01/08/09 (a)(b)(c)	10,000	9,996
1.51%, 02/06/09 (a)(b)(c)	56,000	55,916
0.60%, 02/26/09 (a)(b)(c)	11,000	10,990
1.66%, 03/02/09 (a)(b)(c)	10,000	9,973
Solitaire Funding, L.L.C.
3.12%, 01/13/09 (a)(b)(c)	10,000	9,990
3.21%, 01/13/09 (a)(b)(c)	71,000	70,925
3.25%, 01/23/09 (a)(b)(c)	11,000	10,979
3.63%, 01/28/09 (a)(b)(c)	20,000	19,946
3.27%, 01/29/09 (a)(b)(c)	30,000	29,925
2.06%, 02/06/09 (a)(b)(c)	50,000	49,898
2.13%, 02/20/09 (a)(b)(c)	5,000	4,985
2.17%, 03/03/09 (a)(b)(c)	110,000	109,597
2.24%, 03/03/09 (a)(b)(c)	5,000	4,981
1.36%, 03/17/09 (a)(b)(c)	4,000	3,989
Stadshypotek Delaware, Inc.
3.11%, 02/27/09 (a)(c)	8,000	7,961
Thames Asset Global Securitization No. 1, Inc.
1.96%, 01/12/09 (a)(b)(c)	15,737	15,728
2.01%, 01/14/09 (a)(b)(c)	20,000	19,986
1.96%, 01/15/09 (a)(b)(c)	326,512	326,264
1.81%, 01/20/09 (a)(b)(c)	7,000	6,993
1.96%, 01/20/09 (a)(b)(c)	46,000	45,953
0.75%, 02/17/09 (a)(b)(c)	5,000	4,995
2.01%, 03/09/09 (a)(b)(c)	11,000	10,959
Thunder Bay Funding, L.L.C.
2.11%, 01/13/09 (a)(b)(c)	80,000	79,944
1.50%, 01/14/09 (a)(b)(c)	21,000	20,989
4.66%, 01/15/09 (a)(b)(c)	21,000	20,962
1.86%, 01/22/09 (a)(b)(c)	60,000	59,935
3.07%, 01/23/09 (a)(b)(c)	17,000	16,968
2.72%, 01/28/09 (a)(b)(c)	23,000	22,953
1.71%, 01/29/09 (a)(b)(c)	14,000	13,982
1.51%, 02/10/09 (a)(b)(c)	15,000	14,975
Ticonderoga Funding, L.L.C.
0.42%, 01/16/09 (a)(b)(c)	36,000	35,994
2.97%, 01/26/09 (a)(b)(c)	78,000	77,840
Toronto Dominion Holdings
3.19%, 02/05/09	83,000	82,748
Westpac Banking Corp.
3.20%, 02/09/09 (c)	36,000	35,878
Whistlejacket Capital, L.L.C., (SIV)
— , 03/25/08 (b)(c)(d)(e)	12,616	12,616
— , 03/25/08 (b)(c)(d)(e)	11,039	11,039
— , 05/02/08 (b)(c)(d)(e)	7,885	7,885
— , 05/19/08 (b)(c)(d)(e)	3,154	3,154
— , 06/16/08 (b)(c)(d)(e)	10,251	10,251
— , 08/06/08 (b)(c)(d)(e)	72,536	72,536
— , 08/07/08 (b)(c)(d)(e)	39,422	39,422
Yorktown Capital, L.L.C.
1.81%, 01/23/09 (a)(b)(c)	48,000	47,947
2.41%, 01/27/09 (a)(b)(c)	23,000	22,960
1.53%, 02/04/09 (a)(b)(c)	48,000	47,931
1.56%, 02/18/09 (a)(b)(c)	9,137	9,118
1.47%, 02/19/09 (a)(b)(c)	22,000	21,956

		8,414,135

Fixed-Rate Coupon Notes 1.3%
Fannie Mae
1.25%, 12/10/09	47,000	48,143
Federal Home Loan Bank
1.35%, 01/21/09	259,000	259,117
1.12%, 03/06/09	77,000	77,181

		384,441

Fixed-Rate Discount Notes 30.4%
Fannie Mae
0.85%, 01/13/09	166,000	165,953
2.54%, 01/21/09	52,209	52,136
0.82%, 01/22/09	308,000	307,853
1.00%, 01/30/09	220,000	219,823
2.42%, 02/03/09	200,000	199,560
1.10%, 02/04/09	187,000	186,806
2.62%, 02/17/09	50,000	49,830
2.17%, 02/18/09	71,200	70,996
2.06%, 03/02/09	146,000	145,501
1.66%, 03/03/09	45,000	44,874
0.80%, 03/30/09	43,000	42,916
1.16%, 05/01/09	455,000	453,256
1.31%, 06/22/09	43,000	42,733
0.50%, 07/01/09	216,000	215,457
0.76%, 12/01/09	80,000	79,443
Federal Home Loan Bank
2.11%, 01/07/09	500,000	499,825
0.12%, 01/26/09	91,000	90,992
2.11%, 01/26/09	55,000	54,920
1.76%, 02/02/09	175,000	174,728
2.60%, 02/09/09	10,000	9,972
2.64%, 02/17/09	280,000	279,042
0.90%, 03/04/09	48,000	47,926
1.11%, 03/11/09	430,000	429,085
0.18%, 03/17/09	125,000	124,953
0.18%, 03/18/09	125,000	124,952

12 See financial notes

 Schwab Cash Reserves

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.85%, 03/30/09	10,500	10,478
1.22%, 12/04/09	203,000	200,720
Freddie Mac
0.67%, 01/12/09	98,839	98,819
2.54%, 01/20/09	75,000	74,900
2.55%, 01/20/09	558,000	557,255
2.65%, 01/27/09	200,000	199,620
0.90%, 01/28/09	795,000	794,463
2.06%, 02/11/09	300,000	299,300
2.17%, 02/18/09	375,000	373,922
1.48%, 03/03/09	40,000	39,900
1.10%, 03/10/09	90,000	89,813
1.50%, 03/10/09	110,000	109,690
0.83%, 03/25/09	26,775	26,724
1.00%, 03/25/09	190,000	189,562
1.00%, 03/26/09	33,000	32,923
1.00%, 03/27/09	400,000	399,056
1.00%, 03/30/09	50,000	49,878
1.18%, 04/24/09	130,000	129,523
1.16%, 05/11/09	357,000	355,517
0.40%, 05/19/09	111,000	110,830
1.37%, 05/26/09	130,000	129,288
0.30%, 05/28/09	215,000	214,737
0.50%, 06/05/09	311,000	310,330

		8,910,780

Time Deposit 0.1%
Rabobank Nederland
0.01%, 01/02/09	30,000	30,000

Total Fixed-Rate Obligations (Cost $25,143,380)		25,143,380

Variable-Rate Obligations 6.4% of net assets
ANZ National (Int’l) Ltd.
2.42%, 02/27/09 (a)	75,000	75,000
Banco Espanol de Credito S.A.
4.50%, 01/20/09 (c)	25,000	25,000
Bank of America, N.A.
3.67%, 01/30/09	100,000	100,000
Deutsche Bank AG
1.74%, 03/23/09	100,000	100,000
Federal Home Loan Bank
1.15%, 01/13/09	325,000	324,206
0.93%, 03/23/09	200,000	200,000
1.03%, 04/06/09	100,000	100,000
Freddie Mac
0.90%, 03/18/09	300,000	300,000
Goldman Sachs & Co.
2.28%, 03/16/09 (a)(d)(f)	95,000	95,000
2.00%, 03/17/09 (a)(f)	30,000	30,000
Intesa Bank Ireland PLC
0.49%, 01/23/09 (a)(c)	70,000	70,000
Royal Bank of Canada
2.44%, 02/19/09	285,000	285,000
Svenska Handelsbanken AB
4.42%, 01/06/09 (c)	50,000	50,000
Tenderfoot Seasonal Housing, L.L.C.
2.25%, 01/01/09 (a)	3,000	3,000
Westpac Banking Corp.
2.52%, 02/20/09	62,000	62,000
Westpac Securities NZ Ltd.
3.07%, 01/28/09 (a)(c)	50,000	50,000

Total Variable-Rate Obligations (Cost $1,869,206)		1,869,206

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 7.1% of net assets

Repurchase Agreements 7.1%
Banc of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,428,000
0.08%, issued 12/31/08,
due 01/02/09	1,400,006	1,400,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $3,562
0.07%, issued 12/31/08,
due 01/02/09	3,490	3,490
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Treasury Securities with a value of $61,200
0.02%, issued 12/31/08,
due 01/02/09	60,000	60,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $469,200
0.05%, issued 12/31/08,
due 01/02/09	460,001	460,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $51,245
0.03%, issued 12/31/08,
due 01/02/09	50,000	50,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement collateralized by U.S. Government Securities with a value of $102,003
0.06%, issued 12/31/08,
due 01/02/09	100,000	100,000

Total Other Investments (Cost $2,073,490)		2,073,490

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 0.7% of net assets

U.S. Treasury Bills 0.7%
U.S. Treasury Bills
0.65%, 01/02/09	100,000	99,998
0.70%, 01/02/09	100,000	99,998

		199,996

End of Investments.

See financial notes 13

 Schwab Cash Reserves

Portfolio Holdings continued

At 12/31/08, the tax basis cost of the fund’s investments was $29,286,072.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $5,301,482 or 18.1% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $251,903 or 0.9% of net assets.
(e)	Security is in default. See Note 9 in the financial notes section.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

14 See financial notes

 Schwab Cash Reserves

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$29,286,072
Receivables:
Interest		65,594
Prepaid expenses	+	4,017

Total assets		29,355,683

Liabilities
Payables:
Investments bought		100,000
Investment adviser and administrator fees		554
Transfer agent and shareholder services fees		955
Accrued expenses	+	684

Total liabilities		102,193

Net Assets
Total assets		29,355,683
Total liabilities	−	102,193

Net assets		$29,253,490
Net Assets by Source
Capital received from investors		29,253,420
Net investment income not yet distributed		70

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$29,253,490		29,251,741		$1.00

See financial notes 15

 Schwab Cash Reserves

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$856,727

Net Realized Gains and Losses
Net realized gains on investments		1,796

Expenses
Investment adviser and administrator fees		85,852
Transfer agent and shareholder service fees		114,892
Temporary Guarantee Program expense		3,378
Registration fees		3,325
Custodian fees		1,411
Shareholder reports		680
Portfolio accounting fees		638
Professional fees		208
Trustees’ fees		107
Interest expense		4
Other expenses	+	201

Total expenses		210,696
Expense reduction by adviser and Schwab	−	22,051
Custody credits	−	1

Net expenses		188,644

Increase (Decrease) in Net Assets from Operations
Total investment income		856,727
Net expenses	−	188,644

Net investment income		668,083
Net realized gains	+	1,796

Increase in net assets from operations		$669,879

16 See financial notes

 Schwab Cash Reserves

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$668,083	$952,782
Net realized gains (losses)	+	1,796	(47)

Increase in net assets from operations		669,879	952,735

Distributions to Shareholders
Distributions from net investment income		668,083	952,782

Transactions in Fund Shares*
Shares sold		121,498,747	104,547,606
Shares reinvested		657,452	940,059
Shares redeemed	+	(119,066,570)	(96,063,921)

Net transactions in fund shares		3,089,629	9,423,744

Net Assets
Beginning of period		26,162,065	16,738,368
Total increase	+	3,091,425	9,423,697

End of period		$29,253,490	$26,162,065

Net investment income not yet distributed		$70	$-

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 17

 Schwab Cash Reserves Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Cash Reserves is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Cash Reserves offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

18

 Schwab Cash Reserves Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends from net investment income every day it is open for business. These dividends are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credits:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

 19

 Schwab Cash Reserves Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2008:

Valuation Inputs	Investment in Securities*

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	29,286,072
Level 3 — Significant unobservable inputs	—

Total	$29,286,072

*  The fund had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the fund may involve certain risks including, but not limited to, those described below:

The fund invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The fund may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The fund paid $2,917 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $4,375 to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

20

 Schwab Cash Reserves Fund

Financial Notes (continued)

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.67% for so long as CSIM serves as the investment adviser to the fund.

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.025% of the fund’s expenses. This voluntary waiver was increased to 0.035% of the fund’s expenses for the period from January 1, 2009 through December 31, 2009.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, the fund’s aggregate security transactions with other Schwab funds were $250,000.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman.

 21

 Schwab Cash Reserves Fund

Financial Notes (continued)

7. Borrowing from Banks (continued):

The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund had no borrowing from the lines of credit during the period.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax-basis were as follows:

Undistributed ordinary income	$70

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no aggregate deferred realized net capital losses.

As of December 31, 2008, the fund had no deferred realized net capital losses and the capital losses utilized to offset capital gains was $47.

The tax-basis components of distributions paid during the current and prior periods were:

	Current period distributions	Prior period distributions

Ordinary income	$668,083	$952,782

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the fund made the following reclassifications.

Capital shares	$1,679
Undistributed net investment income	70
Net realized capital gains and losses	(1,749)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the fund and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

9.	Other:
(All dollar amounts are x 1,000)

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of

22

 Schwab Cash Reserves Fund

Financial Notes (continued)

9.	Other (continued): (All dollar amounts are x 1,000)

Whistlejacket, through its receiver, made a partial distribution, reflecting principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $45,954.

 23

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Cash Reserves

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Cash Reserves (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

24

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the fund covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

 25

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

26

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

 27

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would

28

have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

 29

Notes

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31381-04

Schwab Money Market Fundtm

Annual Report
December 31, 2008

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Money Market Fund

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the fund covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, the money fund industry experienced a number of unique investment challenges as a result of unprecedented volatility in the financial marketplace. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of the year, when investor concern following several dramatic events prompted intervention by the U.S. Government. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring more U.S. Government agency securities in our taxable money funds, and by using liquidity facilities provided by the government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility. The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Schwab Money Market Fund 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on many taxable money funds ended the year substantially lower. As a point of comparison, the Barclays Capital U.S. Treasury Bills: 1-3 Months Index stood at 0.01% in December 2008. Interest rate cuts by the Federal Reserve Bank were among the primary contributing factors. After seven consecutive cuts in 2008, the Federal Funds Rate ended the year at a target range of 0% to 0.25%. Additionally, a pronounced flight to the safety of U.S. Government-backed assets pushed yields on U.S. Treasuries and U.S. Government agency securities to low levels as demand soared. During the latter half of the year, yields on short-term U.S. Treasury securities were briefly at 0% and below. Overall, money funds that invested exclusively in Government-backed securities saw the most significant erosion in yields.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Money Market Fund

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the fund. She joined the firm in 1990 and has managed money market funds since 1988.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the fund. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the fund. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Money Market Fund 5

Schwab Money Market Fundtm

The Schwab Money Market Fund continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the reporting period, the fund maintained its $1 per share Net Asset Value and met all redemption requests. In general, the fund maintained a Weighted Average Maturity (WAM) between 50 and 60 days. During October and November, we shortened the WAM below 50 days in response to investment conditions caused by the events of September, as mentioned in the Investment Environment. When conditions stabilized somewhat in December, we extended the WAM in an effort to partially offset the effects of a declining interest rate environment. Additionally, the fund emphasized overnight and short-term securities in the latter half of the year in order to meet client demand for liquidity. The fund benefitted from liquidity facilities provided by the U.S. Government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility.

Especially toward the latter half of the year, yields were lower as investors migrated to the safety of Government and overnight securities. As the portfolio increased its allocation to U.S. Government-backed securities, such as U.S. agencies, for which demand was very high, capturing yield became more difficult. Additionally, by the end of the year the Federal Funds Rate stood at a target range of 0% to 0.25%, a historic low. This low benchmark interest rate in conjunction with a desire among investors for safety put significant downward pressure on yields. As a result, the fund’s yield dropped from around 4% in January to under 1% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	22.6%
16-30 Days	24.3%
31-60 Days	9.9%
61-90 Days	23.8%
91-120 Days	7.7%
More than 120 Days	11.7%

 Statistics

Weighted Average Maturity[2]	55 days
Credit Quality of Holdings[3] % of portfolio	99.0% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

Government Agency	34.8%
Repurchase Agreements	7.6%
Commercial Paper (CP)
Asset Backed CP	17.2%
U.S. Banks CP	6.2%
Corporate CP	0.4%
TLGP CP5	5.3%
CDs	21.9%
Bank Notes	3.1%
Corporate Notes (CN)
TLGP CN5	0.5%
Other CN	1.5%
Other	1.5%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months). Positions that have defaulted as noted in Financial Note 9 are excluded from calculation.

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

6 Schwab Money Market Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Money Market Fund
Sweep Shares

Ticker Symbol	SWMXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.86%

Seven-Day Yield—No Waiver[3]	0.83%

Seven-Day Effective Yield[2]	0.86%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Money Market Fundtm 7

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Money Market Fundtm
Actual Return	0.74%	$1,000	$1,008.30	$3.74
Hypothetical 5% Return	0.74%	$1,000	$1,021.42	$3.76

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for the fund are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

8 Schwab Money Market Fund

Schwab Money Market Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.05	0.04	0.03	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.05)	(0.04)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.26	4.72	4.40	2.56	0.68

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.71 [1]	0.72	0.74	0.74	0.75
Gross operating expenses	0.75	0.73	0.79	0.78	0.78
Net investment income (loss)	2.34	4.62	4.24	2.52	0.67
Net assets, end of period ($ x 1,000,000)	14,295	19,584	21,762	42,552	44,023

1 The ratio of net operating expenses would have been 0.70%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 9

 Schwab Money Market Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

85.1%		Fixed-Rate Obligations	12,160,800	12,160,800
7.5%		Variable-Rate Obligations	1,068,868	1,068,868
7.6%		Other Investments	1,089,905	1,089,905

100.2%		Total Investments	14,319,573	14,319,573
(0	.2)%	Other Assets and Liabilities, Net		(24,279)

100.0%		Net Assets		14,295,294

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 85.1% of net assets

Bank Note 0.6%
Bank of America, N.A.
2.86%, 01/12/09 (a)	90,000	90,000

Certificates of Deposit 22.0%
Abbey National Treasury Services PLC
3.10%, 01/27/09 (a)	75,000	75,000
ABN AMRO Bank N.V.
3.11%, 02/23/09	40,000	40,001
Australia & New Zealand Banking Group Ltd.
0.78%, 02/27/09	50,000	50,000
1.05%, 04/02/09	22,000	22,000
Banco Santander Central Hispano S.A.
3.10%, 01/20/09	5,000	5,000
Bank of America, N.A.
1.65%, 03/02/09	128,000	128,000
2.13%, 03/04/09	8,000	8,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	14,000	14,000
1.40%, 04/03/09	100,000	100,000
Barclays Bank PLC
3.18%, 02/20/09	107,000	107,000
BNP Paribas
3.06%, 01/16/09	2,000	2,000
3.08%, 01/23/09	25,000	25,000
2.15%, 03/05/09	234,000	234,000
3.09%, 03/11/09	125,000	125,000
3.05%, 03/12/09	38,000	38,000
1.20%, 04/02/09	2,000	2,000
Calyon
3.13%, 02/06/09	8,000	8,000
3.14%, 03/02/09	50,000	50,000
Chase Bank (USA)
2.82%, 01/09/09	159,000	159,000
2.95%, 03/16/09	60,000	60,000
Credit Suisse
3.13%, 01/23/09	20,000	20,000
HSBC Bank PLC
3.13%, 01/30/09	95,000	95,000
2.00%, 03/09/09	26,000	26,000
HSBC Bank USA
3.08%, 02/27/09	6,000	6,000
ING Bank N.V.
3.12%, 01/16/09	21,000	21,000
3.11%, 02/06/09	21,000	21,000
Intesa Sanpaolo
3.11%, 03/04/09	74,000	74,000
3.13%, 03/05/09	175,000	175,000
JPMorgan Chase Bank
2.87%, 03/13/09	41,000	41,000
Lloyds TSB Bank PLC
2.10%, 03/06/09	150,000	150,000
2.10%, 03/10/09	50,000	50,000
2.05%, 03/11/09	7,000	7,000
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	13,000	13,000
1.40%, 04/03/09	15,000	15,000
National Australia Bank Ltd.
2.94%, 01/14/09	20,000	20,000
1.10%, 03/24/09	51,000	51,001
Rabobank Nederland
0.90%, 01/05/09	130,000	130,000
2.98%, 03/04/09	108,000	108,000
1.25%, 03/11/09	30,000	30,000
Royal Bank of Scotland PLC
2.30%, 03/05/09	10,000	10,000
2.00%, 03/16/09	4,000	4,000
1.50%, 03/23/09	39,000	39,001
1.45%, 03/30/09	6,000	6,000
Societe Generale
2.94%, 01/08/09	57,000	57,000
2.18%, 03/05/09	60,000	60,000
2.10%, 03/09/09	94,000	94,000
Sumitomo Mitsui Banking Corp.
1.15%, 02/25/09	70,000	70,000
1.15%, 03/03/09	1,000	1,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	27,000	27,000
Toronto Dominion Bank
1.00%, 01/05/09	88,000	88,000
3.01%, 02/17/09	27,000	27,000
3.04%, 02/20/09	95,000	95,000
Unicredit S.p.A.
3.15%, 01/23/09	55,000	55,000
3.12%, 01/26/09	113,000	113,000
Union Bank N.A.
3.10%, 01/05/09	23,000	23,000

10 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.10%, 03/09/09	66,000	66,000

		3,140,003

Commercial Paper & Other Corporate Obligations 30.2%
Alpine Securitization Corp.
1.40%, 01/06/09 (a)(b)(c)	80,000	79,984
Amsterdam Funding Corp.
1.56%, 03/12/09 (a)(b)(c)	48,495	48,349
Atlantis One Funding Corp.
3.02%, 01/23/09 (b)(c)	187,000	186,657
3.02%, 01/26/09 (b)(c)	38,000	37,921
2.52%, 01/28/09 (b)(c)	12,000	11,978
3.02%, 01/28/09 (b)(c)	58,000	57,869
Bank of America Corp.
3.02%, 01/06/09	141,000	140,942
1.60%, 01/15/09	19,000	18,988
3.01%, 02/04/09	77,000	76,784
Cancara Asset Securitization, L.L.C.
2.01%, 01/14/09 (a)(b)(c)	84,000	83,939
3.17%, 01/16/09 (a)(b)(c)	39,000	38,949
3.58%, 01/23/09 (a)(b)(c)	30,000	29,935
1.83%, 02/06/09 (a)(b)(c)	8,000	7,985
Chariot Funding, L.L.C.
1.40%, 01/05/09 (a)(b)(c)	41,122	41,116
1.40%, 01/06/09 (a)(b)(c)	50,000	49,990
Citigroup Funding, Inc.
0.70%, 03/13/09 (a)(f)	83,000	82,885
0.52%, 03/16/09 (a)(f)	88,000	87,906
0.30%, 04/30/09 (a)(f)	100,000	99,901
Dakota CP Notes of Citibank Credit Card Issuance Trust
2.01%, 01/29/09 (b)(c)	65,000	64,899
2.87%, 01/30/09 (b)(c)	85,000	84,805
1.76%, 02/11/09 (b)(c)	11,000	10,978
1.66%, 02/19/09 (b)(c)	6,000	5,987
1.76%, 03/02/09 (b)(c)	2,000	1,994
Danske Corp.
2.90%, 01/08/09 (a)(c)	132,000	131,926
Falcon Asset Securitization Corp.
1.40%, 01/21/09 (a)(b)(c)	44,200	44,166
1.50%, 02/04/09 (a)(b)(c)	4,000	3,994
Gemini Securitization Corp., L.L.C.
1.91%, 01/06/09 (a)(b)(c)	25,197	25,190
1.91%, 01/08/09 (a)(b)(c)	45,000	44,983
1.91%, 01/16/09 (a)(b)(c)	6,000	5,995
1.96%, 01/22/09 (a)(b)(c)	18,000	17,980
3.28%, 01/22/09 (a)(b)(c)	85,000	84,839
1.84%, 02/03/09 (a)(b)(c)	4,000	3,993
1.71%, 02/18/09 (a)(b)(c)	4,000	3,991
General Electric Capital Corp.
1.91%, 02/13/09 (a)(f)	240,000	239,455
2.27%, 03/05/09	140,000	139,449
0.45%, 03/10/09 (a)(f)	60,000	59,949
2.76%, 03/17/09	65,000	64,632
2.76%, 03/18/09	65,000	64,627
0.25%, 04/01/09 (a)(f)	75,000	74,953
JP Morgan Chase & Co.
2.94%, 03/03/09	103,000	102,494
2.87%, 03/16/09	117,000	116,319
Jupiter Securitization Corp.
0.05%, 01/02/09 (a)(b)(c)	8,000	8,000
1.40%, 01/15/09 (a)(b)(c)	112,000	111,939
1.40%, 01/16/09 (a)(b)(c)	25,071	25,056
KBC Financial Products International, Ltd.
3.12%, 03/05/09 (a)(c)	21,000	20,887
Kitty Hawk Funding Corp.
1.81%, 01/23/09 (a)(b)(c)	21,849	21,825
2.62%, 01/27/09 (a)(b)(c)	12,000	11,977
0.75%, 03/19/09 (a)(b)(c)	5,000	4,992
Merrill Lynch & Co., Inc.
2.36%, 01/16/09 (a)(f)	120,000	119,883
Old Line Funding, L.L.C.
4.66%, 01/15/09 (a)(b)(c)	100,000	99,821
4.66%, 01/23/09 (a)(b)(c)	4,000	3,989
1.51%, 02/04/09 (a)(b)(c)	15,000	14,979
1.66%, 02/05/09 (a)(b)(c)	4,000	3,994
1.61%, 02/10/09 (a)(b)(c)	40,000	39,929
1.61%, 02/17/09 (a)(b)(c)	50,000	49,896
Park Avenue Receivables Co., L.L.C.
1.40%, 01/20/09 (a)(b)(c)	6,000	5,996
1.40%, 01/22/09 (a)(b)(c)	75,000	74,939
1.51%, 02/19/09 (a)(b)(c)	6,000	5,988
Proctor & Gamble Co.
1.15%, 01/30/09	30,000	29,972
1.20%, 02/19/09	27,623	27,578
Ranger Funding Co., L.L.C.
1.81%, 01/26/09 (a)(b)(c)	59,416	59,342
2.31%, 01/26/09 (a)(b)(c)	35,000	34,944
1.81%, 02/02/09 (a)(b)(c)	9,247	9,232
1.25%, 03/18/09 (a)(b)(c)	15,000	14,960
0.40%, 04/06/09 (a)(b)(c)	6,000	5,994
Sheffield Receivables Corp.
0.20%, 01/20/09 (a)(b)(c)	100,000	99,989
1.51%, 02/06/09 (a)(b)(c)	28,000	27,958
1.66%, 03/02/09 (a)(b)(c)	4,000	3,989
Solitaire Funding, L.L.C.
3.21%, 01/06/09 (a)(b)(c)	9,000	8,996
3.25%, 01/23/09 (a)(b)(c)	130,000	129,746
3.63%, 01/28/09 (a)(b)(c)	15,000	14,960
1.36%, 03/17/09 (a)(b)(c)	2,000	1,994
Thames Asset Global Securitization No. 1, Inc.
1.96%, 01/07/09 (a)(b)(c)	30,000	29,990
2.01%, 01/14/09 (a)(b)(c)	18,227	18,214
1.96%, 01/15/09 (a)(b)(c)	10,329	10,321
1.81%, 01/20/09 (a)(b)(c)	21,000	20,980
1.96%, 01/20/09 (a)(b)(c)	100,000	99,897
2.22%, 03/09/09 (a)(b)(c)	30,000	29,877
Thunder Bay Funding, L.L.C.
2.95%, 01/07/09 (a)(b)(c)	80,800	80,761
4.66%, 01/15/09 (a)(b)(c)	50,000	49,911
Ticonderoga Funding, L.L.C.
0.60%, 01/06/09 (a)(b)(c)	12,037	12,036
1.42%, 01/07/09 (a)(b)(c)	9,000	8,998
0.42%, 01/16/09 (a)(b)(c)	10,000	9,998
UniCredit Bank (Ireland) PLC
3.16%, 02/03/09 (a)(c)	2,500	2,493
Whistlejacket Capital, L.L.C., (SIV)
— , 02/25/08 (b)(c)(d)(e)	78,859	78,858
— , 03/25/08 (b)(c)(d)(e)	46,520	46,520
— , 05/19/08 (b)(c)(d)(e)	13,404	13,404
— , 06/16/08 (b)(c)(d)(e)	10,251	10,251
Yorktown Capital, L.L.C.
1.43%, 01/06/09 (a)(b)(c)	17,000	16,997
1.81%, 01/23/09 (a)(b)(c)	26,345	26,316

See financial notes 11

 Schwab Money Market Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.41%, 01/27/09 (a)(b)(c)	81,000	80,860

		4,320,102

Fixed-Rate Coupon Note 0.1%
Federal Home Loan Bank
1.35%, 01/21/09	13,000	13,006

Fixed-Rate Discount Notes 32.2%
Fannie Mae
0.60%, 01/12/09	13,000	12,998
0.20%, 02/19/09	50,000	49,986
1.66%, 03/03/09	26,000	25,927
1.21%, 04/27/09	390,000	388,492
1.16%, 05/01/09	265,000	263,984
1.31%, 06/22/09	143,000	142,112
0.50%, 07/01/09	180,000	179,548
0.76%, 12/01/09	39,000	38,729
Federal Home Loan Bank
0.08%, 01/21/09	40,000	39,998
0.12%, 01/26/09	548,000	547,954
0.01%, 02/06/09	50,000	50,000
0.18%, 03/17/09	115,000	114,957
0.18%, 03/18/09	100,000	99,962
0.19%, 04/13/09	100,000	99,946
0.30%, 05/15/09	15,000	14,983
Freddie Mac
0.67%, 01/12/09	76,000	75,984
0.88%, 01/29/09	540,000	539,630
0.91%, 02/09/09	287,000	286,717
1.48%, 03/03/09	235,000	234,415
1.00%, 03/25/09	60,000	59,862
1.00%, 03/26/09	120,000	119,720
1.08%, 04/22/09	66,675	66,455
1.18%, 04/24/09	120,000	119,559
1.16%, 05/11/09	420,000	418,256
0.40%, 05/19/09	330,000	329,494
1.37%, 05/26/09	114,000	113,376
0.50%, 06/05/09	165,000	164,645

		4,597,689

Total Fixed-Rate Obligations (Cost $12,160,800)		12,160,800

Variable-Rate Obligations 7.5% of net assets
ABAG Finance Authority for Nonprofit Corps., California
1.85%, 01/02/09 (a)	17,620	17,620
Bank of America, N.A.
3.67%, 01/30/09	300,000	300,000
2.91%, 02/06/09	50,000	50,000
CFM International, Inc.
3.21%, 01/05/09 (a)(c)	4,000	4,000
Commonwealth Bank of Australia
0.49%, 01/23/09 (c)	50,000	50,000
Federal Home Loan Bank
1.15%, 01/13/09	155,000	154,621
0.93%, 03/23/09	100,000	100,000
1.03%, 04/06/09	50,000	50,000
Freddie Mac
0.90%, 03/18/09	70,000	70,000
New Jersey Economic Development Authority
0.50%, 01/05/09 (a)	38,155	38,155
SE Christian Church, Jefferson County, Kentucky
0.72%, 01/02/09 (a)	4,470	4,470
The Goldman Sachs Group, Inc.
2.28%, 03/16/09 (a)(d)(f)	45,000	45,000
2.00%, 03/17/09 (a)(f)	20,000	20,000
Wells Fargo & Co.
1.35%, 01/15/09 (c)	165,000	165,002

Total Variable-Rate Obligations (Cost $1,068,868)		1,068,868

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 7.6% of net assets

Repurchase Agreement 7.6%
Bank of America Securities, L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $729,300
0.08%, issued 12/31/08,
due 01/02/09	715,003	715,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $20,306
0.07%, issued 12/31/08,
due 01/02/09	19,905	19,905
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $132,600
0.02%, issued 12/31/2008,
due 01/02/09	30,000	30,000
0.10%, issued 12/31/2008,
due 01/02/09	100,001	100,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $229,500
0.05%, issued 12/31/08,
due 01/02/09	225,001	225,000

Total Other Investments (Cost $1,089,905)		1,089,905

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $14,319,573.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $2,992,387 or 20.9% of net assets.

12 See financial notes

 Schwab Money Market Fund

Portfolio Holdings continued

(d)	Illiquid security. At the period end, the value of these amounted to $194,033 or 1.4% of net assets.
(e)	Security is in default. See Note 9 in the financial notes section.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

See financial notes 13

 Schwab Money Market Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$14,319,573
Receivables:
Investments sold		950
Interest		23,944
Prepaid expenses	+	2,861

Total assets		14,347,328

Liabilities
Payables:
Investments bought		50,000
Investment adviser and administrator fees		336
Transfer agent and shareholder services fees		469
Accrued expenses	+	1,229

Total liabilities		52,034

Net Assets
Total assets		14,347,328
Total liabilities	−	52,034

Net assets		$14,295,294
Net Assets by Source
Capital received from investors		14,295,141
Net investment income not yet distributed		153

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$14,295,294		14,293,050		$1.00

14 See financial notes

 Schwab Money Market Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$497,414

Net Realized Gains and Losses
Net realized gains on investments		2,337

Expenses
Investment adviser and administrator fees		51,185
Transfer agent and shareholder service fees		65,182
Temporary Guarantee Program expense		2,473
Shareholder reports		1,626
Custodian fees		740
Registration fees		395
Portfolio accounting fees		368
Professional fees		203
Trustees’ fees		77
Tax expenses		14
Interest expense		2
Other expenses	+	175

Total expenses		122,440
Expense reduction by adviser and Schwab	−	6,699
Custody credits	−	2

Net expenses		115,739

Increase (Decrease) in Net Assets from Operations
Total investment income		497,414
Net expenses	−	115,739

Net investment income		381,675
Net realized gains	+	2,337

Increase in net assets from operations		$384,012

See financial notes 15

 Schwab Money Market Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$381,675	$925,736
Net realized gains	+	2,337	556

Increase in net assets from operations		384,012	926,292

Distributions to Shareholders
Distributions from net investment income		381,677	925,780

Transactions in Fund Shares*
Shares sold		48,414,541	57,195,861
Shares reinvested		370,778	908,081
Shares redeemed	+	(54,076,532)	(60,282,186)

Net transactions in fund shares		(5,291,213)	(2,178,244)

Net Assets
Beginning of period		19,584,172	21,761,904
Total decrease	+	(5,288,878)	(2,177,732)

End of period		$14,295,294	$19,584,172

Net investment income not yet distributed		$153	$2

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

16 See financial notes

 Schwab Money Market Fund

Financial Notes

1. Business Structure of the Fund:

Schwab Money Market Fund is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the fund discussed in this report, which is highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
 Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Money Market Fund offers one share class. Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

The fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, the fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the fund uses in the preparation of its financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The fund may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created. The fund’s repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the fund’s custodian (or, with tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The fund may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The fund sets aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If the fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security

 17

 Schwab Money Market Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

(f) Distributions to Shareholders:

The fund declares dividends from net investment income every day it is open for business. These dividends are paid out to shareholders once a month. The fund may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

The fund has an arrangement with its custodian bank under which the fund receives a credit for its uninvested cash balance to offset its custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the fund’s operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It is possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The fund intends to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the fund distributes substantially all of its net investment income and realized net capital gains (if any) to its respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the fund’s organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. In addition, in the normal course of business the fund enters into contracts with its vendors and others that provide general indemnifications. The fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the fund. However, based on experience, the fund expects the risk of loss to be remote.

(k) Accounting Pronouncements:

The fund adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments)

18

 Schwab Money Market Fund

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the fund’s investments as of December 31, 2008:

Investment in
Valuation Inputs	Securities*

Level 1 — Quoted prices	$—
Level 2 — Other significant observable inputs	14,319,573
Level 3 — Significant unobservable inputs	—

Total	$14,319,573

*  The fund had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about the fund’s derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the fund’s financial statement disclosures.

3. Risk Factors:

Investing in the fund may involve certain risks including, but not limited to, those described below:

The fund invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The fund may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The fund paid $2,143 to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the fund paid $3,142 to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the fund, the Program guarantees that the shareholders in the fund as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

 19

 Schwab Money Market Fund

Financial Notes (continued)

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000.)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the fund’s investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the fund, the investment adviser is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to 10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $30 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the fund’s average daily net assets described as follows:

Transfer Agent Fees	Shareholder Service Fees

0.20%	0.20%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the fund to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses to 0.72% for so long as CSIM serves as the investment adviser to the fund.

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.025% of the fund’s expenses. This voluntary waiver was increased to 0.035% of the fund’s expenses for the period from January 1, 2009 through December 31, 2009.

The fund may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, the fund had no security transactions with other Schwab Funds.

Pursuant to an exemptive order issued by the SEC, the fund may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The fund had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the fund’s Statement of Operations.

7. Borrowing from Banks:

The fund may borrow money from banks and custodians. The fund may obtain temporary bank loans through the trust to which it belongs, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The fund has custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman.

20

 Schwab Money Market Fund

Financial Notes (continued)

7. Borrowing from Banks (continued):

The fund pays interest on the amounts it borrows at rates that are negotiated periodically. The fund had no borrowing from the lines of credit during the period. However, the fund utilized its overdraft facility and incurred interest expense, which is disclosed in the Statement of Operations.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income	$153

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the fund had no capital loss carryforwards.

As of December 31, 2008, the fund had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions during the current and prior periods were:

	Current period distributions	Prior period distributions

Ordinary income	$381,677	$925,780

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes. The fund may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the fund made the following reclassifications:

Capital shares	$2,184
Undistributed net investment income	153
Net realized capital gains and losses	(2,337)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the fund, and has determined that no provision for income tax is required in the fund’s financial statements. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the fund did not incur any interest or penalties. The fund is not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

9.	Other:
(All dollar amounts are x 1,000)

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of

 21

 Schwab Money Market Fund

Financial Notes (continued)

9.	Other (continued): (All dollar amounts are x 1,000)

Whistlejacket, through its receiver, made a partial distribution, reflecting principal and interest to all senior creditors of Whistlejacket. The fund received a distribution of $43,628.

22

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Money Market Fund

In our opinion, the accompanying statement of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Money Market Fund (one of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Fund”) at December 31, 2008, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Fund’s management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

 23

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

24

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

 25

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

26

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would

 27

have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

28

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31359-04

Schwab Municipal Money Funds

Annual Report
December 31, 2008

Schwab New York AMT
Tax-Free Money Fundtm

Schwab New Jersey AMT
Tax-Free Money Fundtm

Schwab Pennsylvania
Municipal Money Fundtm

Schwab Massachusetts AMT
Tax-Free Money Fundtm

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Municipal Money Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

In 2008, the money fund industry experienced a number of unique investment challenges as a result of unprecedented volatility in the financial marketplace. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of the year, when investor concern following several dramatic events prompted intervention by the U.S. Government. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring short-dated commercial paper and 1-7 day Variable Rate Demand Notes (VRDNs). The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Schwab Municipal Money Funds 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on municipal securities were volatile during the period, particularly in September and October of 2008, as a temporary imbalance in the supply and demand relationship developed when investors migrated to securities backed by the U.S. Government. Yields on short-term municipal securities spiked temporarily based on perceived risk, but quickly fell back as concern abated following Government stabilization efforts. Throughout the year, a general rise in demand for municipal assets in conjunction with a reduction in available investments put downward pressure on yields. In addition, Federal Open Market Committee (FOMC) actions to reduce general borrowing rates pushed yields to near record lows at the end of the reporting period, with the Federal Funds Rate at a target range of 0% to 0.25%.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Municipal Money Funds

Fund Management

Kevin Shaughnessy, CFA, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. He joined the firm in 2000 and has worked in fixed-income and asset management since 1993.

Cameron Ullyatt, CFA, a portfolio manager of the investment adviser, has day-to-day co-responsibility for the management of the funds. He joined the firm in June 2008 and has worked in fixed-income asset management since 1999.

Schwab Municipal Money Funds 5

State Investment Environment

New York

In October 2008, the State of New York reported that a $1.5 billion gap had opened in the State’s $56.4 billion general fund budget for fiscal 2009 (ending March 31, 2009) due to revenue declines related to the Wall Street credit crisis. By December, the gap had widened to $1.7 billion. Governor David A. Patterson introduced the fiscal 2009-2010 budget a month early in December 2008 as well as a $1.71 billion deficit reduction package (DRP) to close the current year budget gap. The DRP was centered on $500 million in Medicaid savings to be achieved by the fiscal year end, as well as a $306 million loan from the New York Power Authority, some statewide spending controls and the use of fund balances and reserves. Most of the DRP ($1.3 billion) requires legislative action while the rest was able to be accomplished through executive order. The State projects ending the fiscal year (March 31, 2009) with $1.5 billion, or 2.7% of spending.

The Governor’s proposed budget for fiscal 2010 identified a $13.7 billion general fund deficit, equal to 24% of fiscal 2009 spending. The Governor’s budget proposed ongoing spending reductions of $9.5 billion, ongoing revenue increases of $3.1 billion and $1.1 billion in one-time revenue items. The proposed budget does not rely on the receipt of a Federal stimulus package, unlike the budgets for other states.

In calendar 2008, employment grew 0.3% versus projections of 0.7% and growth in wages and salaries was 1.2%, versus projections of 4%. The growth in wages and salaries was sharply lower than the robust growth of 7% experienced in 2007. For calendar 2009, the State projects a decline in employment of 1.5% and in wages and salaries of 3%, all of which can be expected to be reflected in lower sales, business and personal income tax receipts.

New York City updated its $60.4 billion financial plan for fiscal 2009 (July 1, 2008 to June 30, 2009) in mid-November with year-to-date receipts which reflected a decline in tax revenues of 7%, primarily in personal income, sales and business taxes. Revenue declines were offset by accelerating a property tax increase to begin in January 2009 instead of July 2009 as well as some savings from city-wide agencies.

Due to the continued dominance of the New York City metropolitan area in the State’s economy as well as the State’s revenue raising ability, New York State remained a strong investment-grade credit. At the end of the reporting period, the State’s general obligation credit ratings were Aa3, AA and AA-from Moody’s, Standard & Poor’s and Fitch, respectively.

New Jersey

The State of New Jersey’s economy, similar to most of the nation, weakened significantly during the second half of 2008. New Jersey State’s $32.9 billion fiscal 2009 budget approved last June assumed a modest 1.6% increase in revenues, reduced spending by approximately $600 million, and drew down reserves by $500 million. However, revenue collections have increasingly underperformed the State’s budget estimates due to weakness in all major tax categories, resulting in a growing budget gap. Total revenue collections through November 2008, the first five months of the fiscal year, were approximately $459 million, or 4.2%, below budget. The State estimates the decline, along with growing demand for services, will result in a $2.1 billion budgetary shortfall for the full fiscal year. In January 2009, Governor Jon Corzine announced plans for an additional $812 million of spending cuts to address the growing budget gap.

The State lost 34,400 jobs (-0.8%) during the first 11 months of 2008, with most of the losses occurring in the latter half of the year. Job losses were heaviest in the manufacturing, construction and financial services sectors. The state-wide unemployment rate increased to 6.1% in November 2008 from 4.2% a year ago, but remained below the national average.

New Jersey State remained a solid investment grade credit due to its diverse economy, revenue-raising ability, and personal income levels that are among the highest in the nation. At the end of the reporting period, New Jersey State’s general obligation credit ratings were Aa3, AA and AA- from Moody’s Investors Service, Standard & Poor’s and Fitch Ratings, respectively.

Pennsylvania

The State of Pennsylvania’s economic picture began to weaken in the first half of fiscal 2009, although the Commonwealth has started to address the projected budget deficit.

6 Schwab Municipal Money Funds

State Investment Environment continued

Pennsylvania State’s general fund budget for fiscal 2009 (July 1, 2008 to June 30, 2009) totals $28.3 billion, an increase of $1.1 billion, or 4%, over the prior year. Similar to the prior year, the 2009 budget limits spending increases to less than 1.3% in all areas with the exception of education, public welfare, and corrections. Nearly one-third of the increased spending is for education as the Commonwealth addresses school funding gaps. The enacted budget includes a major drawdown of the unappropriated general fund balance to $8 million from $583 million at fiscal year end 2008.

Tax revenue collections through the first half of fiscal 2009 were behind budget as weakness in the national economy has negatively affected the Commonwealth’s revenue collections to date. General Fund revenue collections from July through November were $658 million or 6.8% below estimates. Governor Edward G. Rendell announced in mid-December that projected revenues at the end of the current fiscal year will be below estimate by $1.6 billion, due to a similarly weak outlook for collections through the remainder of fiscal 2008, and proposed a plan to address the shortfall without adding any new taxes. Major components of the Governor’s plan include $464 million of budgetary cuts (mostly through a wage and hiring freeze), $450 million of anticipated federal fiscal relief, and a draw of $375 million from the Rainy Day Fund.

Pennsylvania State’s employment picture has deteriorated over the past six months at a pace that is commensurate with national trends. As of November 2008, unemployment was 6.1% compared to 6.8% nationally. The Commonwealth’s economy exhibits good diversification and while manufacturing remains an important part of the economy, it has fallen in overall and percentage terms over the past decade. Personal income growth slowed to a 0.3% increase in the third quarter of fiscal 2008 and growth has been slightly above the national level over the past year.

The Commonwealth’s high credit quality is derived from its conservative financial management, economic diversification and moderate debt levels. During the report period, Pennsylvania State’s general obligation debt was rated Aa2 by Moody’s, AA by Standard and Poor’s, and AA by Fitch and was affirmed by all three rating agencies during December 2008.

Massachusetts

The State of Massachusetts originally adopted $28.1 billion fiscal 2009 budget included 3.8% growth in tax revenues and 2.6% growth in spending over fiscal 2008 levels. However, due to lower than projected revenues received in the first quarter of fiscal 2009, by October 15, 2008, the Secretary of Administration and Finance advised Governor Deval Patrick that there would likely be a gap of $1.421 billion for the current fiscal year. The Governor’s response was to close the gap with a combination of $1.053 billion in spending reductions and cost controls, an additional $200 million transfer from the budget stabilization fund, and proposed $168 million in additional revenues. As of December 4, 2008, the Commonwealth projects ending fiscal 2009 with a balance of $1.67 billion in its budget stabilization fund and $113.5 million in undesignated general fund balance.

Unemployment has remained around 5.2% for the months of June through October 2008. The unemployment rate in 2007 (not seasonally adjusted) was 4.5%. For November 2008, Massachusetts’ seasonally adjusted unemployment rate grew to 5.9%. This rate compares favorably to its southern neighbors: Rhode Island (9.3%), Connecticut (6.6%), and New York (6.1%). Total non-farm employment at the end of 2007 (3.277 million) was still below the Commonwealth’s recent peak of 3.339 million jobs in 2001. The average non-farm employment for January through November 2008 posted a slight (0.4%) increase over the same period in 2007. Calendar 2007 per capita income was 127% of the U.S. average.

In November 2008, the majority (70% of almost 3 million votes) of Commonwealth voters defeated a voter-initiative known as Question 1 which, if passed, would have reduced the state personal income tax rate to 2.65% for all categories of taxable income for the tax year beginning January 1, 2009 and eliminated the tax for all tax years beginning on or after January 1, 2010.

While the State of Massachusetts was negatively affected by the national recession, its deep and diverse economy, its high personal-wealth levels, and its associated revenue raising ability, the State remained a strong investment-grade credit. As of the report date, the Commonwealth’s credit ratings were Aa2 from Moody’s, AA from Standard & Poor’s and AA from Fitch.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

Schwab Municipal Money Funds 7

Schwab New York AMT Tax-Free Money Fundtm

Schwab New York AMT Tax-Free Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08:

 Portfolio Composition by Security Type1

% of Net Assets

Tender Option Bonds	29%
Variable Rate Demand Notes	45%
Commercial Paper	9%
Fixed Rate Notes	15%
Other[2]	2%
Total	100%

 Statistics

Weighted Average Maturity[3]	35 days
Credit Quality of Holdings[4] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	48%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Includes unsettled trades, cash and accrued interest.

[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[4]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies

8 Schwab New York AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	New York
	AMT Tax-Free
	Money Fund
		Value Advantage
	Sweep Shares	Shares®

Ticker Symbol	SWNXX	SWYXX
Minimum Initial Investment[1]	*	$25,000[2]

Seven-Day Yield[3]	0.82%	1.02%

Seven-Day Yield—No Waiver[4]	0.78%	0.90%

Seven-Day Effective Yield[3]	0.83%	1.03%

Seven-Day Taxable-Equivalent Effective Yield[3],5	1.46%	1.81%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000. Municipal money funds are generally not appropriate investments for IRAs and other tax-deferred accounts. Please consult with your tax advisor about your situation.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[5]	Taxable-equivalent effective yield assumes a 2008 maximum combined federal regular income, New York state and New York City tax rate of 43.14%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New York AMT Tax-Free Money Fundtm 9

Schwab New Jersey AMT Tax-Free Money Fundtm

Schwab New Jersey AMT Tax-Free Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08:

 Portfolio Composition by Security Type1

% of Net Assets

Tender Option Bonds	35%
Variable Rate Demand Notes	40%
Commercial Paper	7%
Fixed Rate Notes	19%
Other[2]	-1%
Total	100%

 Statistics

Weighted Average Maturity[3]	42 days
Credit Quality of Holdings[4] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	65%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Includes unsettled trades, cash and accrued interest.

[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[4]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies

10 Schwab New Jersey AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

New Jersey
AMT Tax-Free
Money Fund
Sweep Shares

Ticker Symbol	SWJXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.88%

Seven-Day Yield—No Waiver[3]	0.86%

Seven-Day Effective Yield[2]	0.88%

Seven-Day Taxable-Equivalent Effective Yield[2],4	1.60%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[4]	Taxable-equivalent effective yield assumes a 2008 maximum combined federal regular income and New Jersey state personal income tax rate of 44.90%. Investment income may be subject to the Alternative Minimum Tax.

Schwab New Jersey AMT Tax-Free Money Fundtm 11

Schwab Pennsylvania Municipal Money Fundtm

Schwab Pennsylvania Municipal Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08:

 Portfolio Composition by Security Type1

% of Net Assets

Tender Option Bonds	22%
Variable Rate Demand Notes	48%
Commercial Paper	14%
Fixed Rate Notes	15%
Other[2]	1%
Total	100%

 Statistics

Weighted Average Maturity[3]	36 days
Credit Quality of Holdings[4] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	62%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Includes unsettled trades, cash and accrued interest.

[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[4]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies

12 Schwab Pennsylvania Municipal Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Pennsylvania Municipal
Money Fund
Sweep Shares

Ticker Symbol	SWEXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	1.07%

Seven-Day Yield—No Waiver[3]	1.06%

Seven-Day Effective Yield[2]	1.08%

Seven-Day Taxable-Equivalent Effective Yield[2],4	1.74%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[4]	Taxable-equivalent effective yield assumes a 2008 maximum combined federal regular income and Pennsylvania state personal income tax rate of 38.07%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Pennsylvania Municipal Money Fundtm 13

Schwab Massachusetts AMT Tax-Free Money Fundtm

Schwab Massachusetts AMT Tax-Free Money Fund provided safety and liquidity for shareholders throughout 2008, a year characterized by high volatility and dramatic market events. In general, the fund maintained a longer Weighted Average Maturity (WAM) relative to its peer group in an effort to partially offset the effects of a declining interest rate environment. The WAM of the fund followed its typical seasonal pattern of shortening during the first half of the year before extending in June and July, consistent with the annual issuance of fixed rate notes by state and local government borrowers. Uncharacteristic market dislocations in the latter half of 2008 caused a spike in short-term yields. In response, we temporarily shortened the WAM of the fund. When it became clear that the Federal Reserve would continue to ease monetary policy, we purchased fixed rate notes with maturities ranging from 6 to 12 months.

Yields in tax-exempt money markets exhibited an uncharacteristically high degree of volatility throughout the year. Although yields started the year around 3%, a string of aggressive Federal Open Market Committee (FOMC) rate reductions cut yields in half by June. Extreme disruptions in the capital markets throughout September and October caused a temporary increase in yields before subsiding in November. The FOMC’s continued easing combined with extraordinary fiscal actions late in the year and rising overall demand pushed yields to near-record lows by year-end.

The investment environment continued to be impacted by two conflicting trends. First, demand for municipal money market funds reached record levels in 2008 as investors sought protection from other more volatile asset classes. Second, the marked contraction in supply of investment options for municipal money funds which began in 2007 continued throughout 2008. The downgrades of monoline insurers that began in 2007 continued into 2008, thereby reducing the supply of securities considered acceptable for purchase by municipal money market funds. The eroding credit quality of other municipal enhancers, principally large banking institutions, further reduced the universe of investment alternatives that carry the liquidity and credit quality characteristics demanded by money market funds industry wide.

As of 12/31/08:

 Portfolio Composition by Security Type1

% of Net Assets

Tender Option Bonds	46%
Variable Rate Demand Notes	27%
Commercial Paper	8%
Fixed Rate Notes	19%
Other[2]	0%
Total	100%

 Statistics

Weighted Average Maturity[3]	44 days
Credit Quality of Holdings[4] % of portfolio	100% Tier 1
Credit-Enhanced Securities % of portfolio	43%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Portfolio Composition is calculated using the Par Value of Investments.

[2]	Includes unsettled trades, cash and accrued interest.

[3]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[4]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies

14 Schwab Massachusetts AMT Tax-Free Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Massachusetts
AMT Tax-Free
Money Fund
Sweep Shares

Ticker Symbol	SWDXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.89%

Seven-Day Yield—No Waiver[3]	0.89%

Seven-Day Effective Yield[2]	0.89%

Seven-Day Taxable-Equivalent Effective Yield[2],4	1.49%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

* Subject to the eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

[4]	Taxable-equivalent effective yield assumes a 2008 maximum combined federal regular income and Massachusetts state personal income tax rate of 40.30%. Investment income may be subject to the Alternative Minimum Tax.

Schwab Massachusetts AMT Tax-Free Money Fundtm 15

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio [1]	Account Value	(Net of Expenses)	During Period [2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab New York AMT Tax-Free Money Fundtm
Sweep Shares
Actual Return	0.67%	$1,000	$1,007.80	$3.38
Hypothetical 5% Return	0.67%	$1,000	$1,021.77	$3.40
Value Advantage Shares®
Actual Return	0.47%	$1,000	$1,008.80	$2.37
Hypothetical 5% Return	0.47%	$1,000	$1,022.77	$2.39

Schwab New Jersey AMT Tax-Free Money Fundtm
Actual Return	0.65%	$1,000	$1,007.60	$3.28
Hypothetical 5% Return	0.65%	$1,000	$1,021.87	$3.30

Schwab Pennsylvania Municipal Money Fundtm
Actual Return	0.67%	$1,000	$1,008.50	$3.38
Hypothetical 5% Return	0.67%	$1,000	$1,021.77	$3.40

Schwab Massachusetts AMT Tax-Free Money Fundtm
Actual Return	0.67%	$1,000	$1,007.20	$3.38
Hypothetical 5% Return	0.67%	$1,000	$1,021.77	$3.40

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

16 Schwab Municipal Money Funds

Schwab New York AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Sweep Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.62	3.03	2.82	1.78	0.56

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.65	0.66	0.69
Gross operating expenses	0.71	0.70	0.84	0.84	0.84
Net investment income (loss)	1.60	2.98	2.80	1.75	0.55
Net assets, end of period ($ x 1,000,000)	1,786	1,561	1,217	1,031	1,073

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Value Advantage Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.82	3.24	3.03	2.00	0.80

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.45	0.45	0.45	0.45	0.45
Gross operating expenses	0.58	0.57	0.60	0.61	0.61
Net investment income (loss)	1.79	3.18	2.98	2.00	0.79
Net assets, end of period ($ x 1,000,000)	1,349	1,477	1,103	834	654

See financial notes 17

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

98.0%	Municipal Securities	3,072,396	3,072,396

98.0%	Total Investments	3,072,396	3,072,396
2.0%	Other Assets and Liabilities, Net		62,773

100.0%	Net Assets		3,135,169

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 98.0% of net assets

New York 96.8%
Albany Cnty
Various Purposes BAN 2008
0.93%, 12/10/09	32,134	32,603
Albany IDA
Refunding IDRB (United Cerebral Palsy Association-Capital District)
Series 1997B
2.70%, 01/01/09 (a)(b)	7,810	7,810
Broome Cnty
BAN 2008
1.51%, 04/17/09	20,000	20,085
Broome Cnty Industrial Development Agency
Civic Facility RB (Methodist Homes For the Aging)
Series 2003
0.80%, 01/07/09 (a)(b)	3,625	3,625
Continuing Care Retirement Community RB (Good Shepard Village at Endwell)
Series 2008B
1.30%, 01/01/09 (a)(b)	7,100	7,100
Continuing Care Retirement Community RB (Good Shepard Village at Endwell)
Series 2008C
1.30%, 01/01/09 (a)(b)	7,100	7,100
Chautauqua Cnty
Civic Facility RB (Jamestown Center City Development Corp)
Series 2000A
1.43%, 01/01/09 (a)(b)	11,010	11,010
Cohoes IDA
Urban Cultural Park Facility RB (Eddy Village Green)
Series 2008
1.00%, 01/01/09 (a)(b)	7,600	7,600
Connetquot Central SD
TAN for 2008-2009 Taxes
1.58%, 06/30/09	18,000	18,125
East Islip Union Free SD
TAN 2008
1.78%, 07/10/09	14,000	14,087
Erie Cnty Industrial Development Agency
RB (Orchard Park CCRC Inc)
Series 2006B
1.02%, 01/01/09 (a)(b)	8,000	8,000
Harborfields Central SD of Greenlawn
TAN for 2008-2009 Taxes
1.65%, 06/26/09	17,500	17,591
Hauppauge Union Free SD
TAN for 2008-2009 Taxes
1.62%, 06/26/09	11,750	11,813
1.64%, 06/26/09	6,750	6,786
Herkimer Cnty
Civic Facility RB (Templeton Foundation)
Series 2000
1.85%, 01/01/09 (a)(b)	1,340	1,340
Hewlett-Woodmere Union Free SD
BAN 2008
2.02%, 05/04/09	11,800	11,839
Hudson Yards Infrastructure Corp
Sr RB Fiscal 2007
Series A
1.32%, 01/01/09 (a)(b)(c)(d)	35,915	35,915
Islip Union Free SD
TAN 2008-2009
1.69%, 06/26/09	7,750	7,789
Lancaster Industrial Development Agency
Civic Facility RB (2000 GreenField Manor Inc)
1.30%, 01/07/09 (a)(b)	10,425	10,425
Long Island Power Auth
Electric System General RB
Series 2006C
1.18%, 01/01/09 (a)(b)(c)(d)	6,500	6,500
Electric System Subordinated RB
Series 2001-3A
0.70%, 01/07/09 (a)(b)	16,000	16,000
Longwood Central SD
TAN for 2008-2009 Taxes
1.73%, 06/26/09	20,000	20,121
Madison Cnty Industrial Development Agency
Tax Exempt Civic Facility RB (Colgate Univ)
Series 2005A
1.33%, 01/01/09 (a)(b)(c)(d)	8,630	8,630
Maine-Endwell Central SD
BAN 2008
1.84%, 06/26/09	15,000	15,082
Metropolitan Transportation Auth
Dedicated Tax Fund Refunding Bonds
Series 2008A
5.75%, 01/01/09 (a)(b)(c)	46,450	46,450
RB
Series 2005G2
1.15%, 01/02/09 (a)(b)	5,500	5,500
Transit Facilities RB
Series 1999A

18 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

5.91%, 07/01/09 (b)	25,000	25,615
Transportation RB
Series 2002A
3.42%, 01/01/09 (a)(b)(c)(d)	5,440	5,440
Transportation RB
Series 2003A
1.37%, 01/01/09 (a)(b)(c)(d)	10,195	10,195
Transportation RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	25,000	25,000
Transportation Refunding RB
Series 2002A
2.14%, 01/01/09 (a)(b)(c)(d)	7,000	7,000
Transportation Refunding RB
Series 2002D2
5.00%, 01/01/09 (a)(b)(c)	94,650	94,650
Monroe Cnty Industrial Development Agency
Civic Facility RB (Action for a Better Community)
Series 2004
1.35%, 01/02/09 (a)(b)	1,915	1,915
Civic Facility RB (Cherry Ridge Apts)
Series 2005
0.75%, 01/01/09 (a)(b)	9,255	9,255
Nassau Cnty
GO TAN
Series 2008A
0.77%, 09/30/09	5,000	5,046
GO TAN
Series 2008B
1.10%, 10/30/09	17,000	17,196
Nassau Cnty Industrial Development Agency
RB (Amsterdam at Harborside)
Series 2007C
0.70%, 01/07/09 (a)(b)	46,950	46,950
Nassau Cnty Interim Finance Auth
Sales Tax Secured Bonds
Series 2002B
1.50%, 01/07/09 (a)(b)(c)	28,175	28,175
Sales Tax Secured Bonds
Series 2008A
0.60%, 01/07/09 (a)(c)	25,000	25,000
Sales Tax Secured Bonds
Series 2008C
1.40%, 01/07/09 (a)(c)	19,400	19,400
Sales Tax Secured Bonds
Series 2008D
4.50%, 01/07/09 (a)(c)	28,600	28,600
Nassau Health Care Corp
Health System RB
Series 1999
1.85%, 08/01/09 (b)	5,000	5,210
New Hartford Central SD
BAN 2008
1.74%, 06/19/09	20,000	20,069
New York City
GO Bonds Fiscal 1994
Series A6
0.70%, 01/07/09 (a)(b)	5,800	5,800
GO Bonds Fiscal 1994
Series A7
1.05%, 01/02/09 (a)(b)	6,450	6,450
GO Bonds Fiscal 1994
Series H4
0.70%, 01/07/09 (a)(c)	14,850	14,850
1.00%, 01/02/09 (a)	400	400
GO Bonds Fiscal 1995
Series B5
1.15%, 01/02/09 (a)(b)(c)	9,400	9,400
GO Bonds Fiscal 1995
Series F3
0.70%, 01/07/09 (a)(b)	5,410	5,410
GO Bonds Fiscal 2002
Series B
0.95%, 12/01/09	3,800	3,949
GO Bonds Fiscal 2003
Series A
1.80%, 08/01/09	1,750	1,785
GO Bonds Fiscal 2003
Series C3
0.70%, 01/07/09 (a)(b)	8,050	8,050
GO Bonds Fiscal 2003
Series G2
0.65%, 01/07/09 (a)(b)	1,900	1,900
GO Bonds Fiscal 2004
Series A2
0.69%, 01/07/09 (a)(b)	700	700
GO Bonds Fiscal 2004
Series F
1.39%, 01/01/09 (a)(c)(d)	105,000	105,000
GO Bonds Fiscal 2004
Series G
1.38%, 08/01/09	5,000	5,104
2.48%, 08/01/09	7,000	7,101
GO Bonds Fiscal 2004
Series H6
0.65%, 01/07/09 (a)(b)	19,015	19,015
GO Bonds Fiscal 2004
Series J
1.18%, 01/01/09 (a)(c)(d)	7,670	7,670
2.12%, 01/01/09 (a)(c)(d)	16,000	16,000
GO Bonds Fiscal 2005
Series G
1.18%, 01/01/09 (a)(c)(d)	7,555	7,555
GO Bonds Fiscal 2005
Series H
2.48%, 08/01/09	19,200	19,476
GO Bonds Fiscal 2005
Series J
1.18%, 01/01/09 (a)(c)(d)	7,015	7,015
GO Bonds Fiscal 2005
Series O
1.25%, 01/01/09 (a)(b)(c)(d)	7,660	7,660
GO Bonds Fiscal 2006
Series E2
0.95%, 01/02/09 (a)(b)	1,700	1,700
GO Bonds Fiscal 2006
Series E4
1.10%, 01/01/09 (a)(b)	15,525	15,525
GO Bonds Fiscal 2006
Series F4
0.85%, 01/01/09 (a)(b)	9,030	9,030
GO Bonds Fiscal 2006
Series I3
1.10%, 01/02/09 (a)(b)	800	800
GO Bonds Fiscal 2006
Series I4

See financial notes 19

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.69%, 01/07/09 (a)(b)	9,500	9,500
GO Bonds Fiscal 2006
Series I7
0.75%, 01/07/09 (a)(b)	3,000	3,000
GO Bonds Fiscal 2007
Series C
1.18%, 01/01/09 (a)(c)(d)	2,060	2,060
GO Bonds Fiscal 2007
Series D
1.34%, 01/01/09 (a)(c)(d)	6,840	6,840
GO Bonds Fiscal 2008
Series A1
1.18%, 01/01/09 (a)(c)(d)	5,180	5,180
GO Bonds Fiscal 2008
Series D3
0.85%, 01/01/09 (a)(c)	27,400	27,400
GO Bonds Fiscal 2008
Series D4
1.10%, 01/01/09 (a)(c)	4,000	4,000
GO Bonds Fiscal 2008
Series J11
0.75%, 01/01/09 (a)(c)	34,300	34,300
GO Bonds Fiscal 2008
Series J3
1.05%, 01/02/09 (a)(b)	5,900	5,900
GO Bonds Fiscal 2008
Series J4
0.95%, 01/02/09 (a)(c)	14,400	14,400
GO Bonds Fiscal 2008
Series L3
0.95%, 01/02/09 (a)(c)	4,800	4,800
GO Bonds Fiscal 2009
Series F1
1.18%, 01/01/09 (a)(c)(d)	3,325	3,325
New York City Capital Resource Corp
RB (Loan Enhanced Assistance Program)
Series 2008B1
1.10%, 01/01/09 (a)(b)	12,000	12,000
RB (Loan Enhanced Assistance Program)
Series 2008B3
1.10%, 01/01/09 (a)(b)	7,850	7,850
New York City Health & Hospitals Corp
Health System Bonds
Series 2008A
1.63%, 02/15/09	13,585	13,624
New York City HFA
Housing RB (Normandie Court I)
Series 1991A
0.65%, 01/07/09 (a)(b)	36,450	36,450
New York City Housing Development Corp
M/F Housing RB (James Tower Development)
Series 2002A
0.65%, 01/07/09 (a)(b)	3,810	3,810
M/F Mortgage RB (245 East 124th St)
Series 2008A
0.40%, 01/07/09 (a)(b)	7,500	7,500
M/F Mortgage RB (Bruckner by the Bridge)
Series 2008A
0.65%, 01/07/09 (a)(b)	15,000	15,000
M/F Rental Housing RB (2 Gold Street)
Series 2006A
0.60%, 01/07/09 (a)(b)	15,000	15,000
M/F Rental Housing RB (Royal Charter Properties-East)
Series 2005A
0.65%, 01/07/09 (a)(b)	34,200	34,200
Residential RB (Queens College Residences)
Series 2008A
1.10%, 01/01/09 (a)(b)	17,000	17,000
New York City Industrial Development Agency
Civic Facility RB (Lycee Francais de New York)
Series 2002B
1.17%, 01/01/09 (a)(b)	5,000	5,000
Civic Facility RB (New York Law School)
Series 2006B2
1.05%, 01/01/09 (a)(b)	3,350	3,350
Civic Facility RB (New York Univ)
Series 2001
1.37%, 01/01/09 (a)(c)(d)	1,800	1,800
Civic Facility RB (Touro College)
Series 1999A
1.35%, 06/01/09 (b)	3,980	4,181
Civic Facility RB (United Jewish Appeal-Federation of Jewish Philanthropies of New York Inc
Series 2004B
0.75%, 01/07/09 (a)	6,000	6,000
New York City Municipal Water Finance Auth
CP Notes
Series One
1.95%, 01/05/09 (c)	44,000	44,000
Crossover Refunding Bond 2002E Issue
1.18%, 01/01/09 (a)(c)(d)	8,590	8,590
Extendible CP Notes
Series 8
0.95%, 03/06/09	40,000	40,000
1.18%, 02/11/09	7,000	7,000
1.48%, 01/14/09	18,000	18,000
Water & Sewer System RB Fiscal 2001
Series F2
0.69%, 01/07/09 (a)(c)	6,375	6,375
Water & Sewer System RB Fiscal 2005
Series D
1.18%, 01/01/09 (a)(c)(d)	1,780	1,780
Water & Sewer System RB (Second General Resolution) Fiscal 2008 Series AA
1.15%, 01/01/09 (a)(c)(d)	7,100	7,100
Water & Sewer System RB (Second General Resolution) Fiscal 2006 Series AA1
1.00%, 01/02/09 (a)(c)	11,465	11,465
Water & Sewer System RB (Second General Resolution) Fiscal 2007 Series CC1
0.95%, 01/02/09 (a)(c)	2,150	2,150
Water & Sewer System RB (Second General Resolution) Fiscal 2007 Series DD
1.18%, 01/01/09 (a)(c)(d)	1,455	1,455
Water & Sewer System RB (Second General Resolution) Fiscal 2008 Series DD
1.18%, 01/01/09 (a)(c)(d)	3,925	3,925

20 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Water & Sewer System RB Fiscal 2002
Series A
Series G & Fiscal 2003
Series E & Crossover Refunding Bonds 2002 E Issue
1.18%, 01/01/09 (a)(c)(d)	13,405	13,405
Water & Sewer System RB Fiscal 2003
Series A
1.38%, 01/01/09 (a)(c)(d)	9,900	9,900
Water & Sewer System RB Fiscal 2003
Series E
1.38%, 01/01/09 (a)(c)(d)	1,765	1,765
Water & Sewer System RB Fiscal 2004
Series C
1.18%, 01/01/09 (a)(b)(c)(d)	4,000	4,000
Water & Sewer System RB Fiscal 2005
Series D
1.18%, 01/01/09 (a)(c)(d)	4,285	4,285
1.18%, 01/01/09 (a)(c)(d)	5,420	5,420
Water & Sewer System RB Fiscal 2006
Series A
1.18%, 01/01/09 (a)(c)(d)	3,045	3,045
1.23%, 01/01/09 (a)(b)(c)(d)	25,280	25,280
1.33%, 01/01/09 (a)(c)(d)	7,000	7,000
1.34%, 01/01/09 (a)(c)(d)	6,000	6,000
1.85%, 01/01/09 (a)(c)(d)	8,445	8,445
Water & Sewer System RB Fiscal 2006
Series D
1.18%, 01/01/09 (a)(c)(d)	8,785	8,785
Water & Sewer System RB Fiscal 2008
Series A
1.15%, 01/01/09 (a)(c)(d)	22,972	22,972
Water & Sewer System RB Fiscal 2008
Series B3
0.95%, 01/02/09 (a)(c)	500	500
New York City Transitional Finance Auth
Building Aid RB Fiscal 2007
Series S1
1.18%, 01/01/09 (a)(b)(c)(d)	9,950	9,950
1.65%, 01/01/09 (a)(b)(c)(d)	18,800	18,800
1.65%, 01/01/09 (a)(b)(c)(d)	9,900	9,900
Building Aid RB Fiscal 2007
Series S2
1.45%, 01/01/09 (a)(b)(c)(d)	7,295	7,295
Future Tax Secured Bonds Fiscal 2000
Series C
1.76%, 01/01/09 (a)(b)(c)(d)	14,545	14,545
Future Tax Secured Bonds Fiscal 2001
Series B
1.05%, 01/02/09 (a)(c)	46,200	46,200
Future Tax Secured Bonds Fiscal 2002
Series B
2.25%, 01/01/09 (a)(c)(d)	27,165	27,165
Future Tax Secured Bonds Fiscal 1999
Series A
4.18%, 05/15/09 (b)	8,000	8,197
Future Tax Secured Subordinate Bonds Fiscal 2007
Series B
1.15%, 01/01/09 (a)(c)(d)	5,000	5,000
1.18%, 01/01/09 (a)(c)(d)	2,800	2,800
Future Tax Secured Subordinate Bonds Fiscal 2007
Series C1
1.15%, 01/01/09 (a)(c)(d)	5,000	5,000
Future Tax Secured Subordinate Bonds Fiscal 2008
Series B
1.15%, 01/01/09 (a)(c)(d)	5,000	5,000
New York City Trust for Cultural Resources
RB (Lincoln Center for the Performing Arts)
Series 2008B2
1.05%, 01/01/09 (a)(b)	16,500	16,500
Refunding RB (American Museum of Natural History)
Series 2008B1
1.97%, 01/01/09 (a)(c)	10,000	10,000
Refunding RB (American Museum of Natural History)
Series 2008B2
1.97%, 01/01/09 (a)(c)	8,400	8,400
Refunding RB (American Museum of Natural History)
Series 2008B3
1.98%, 01/01/09 (a)(c)	7,100	7,100
Refunding RB (Lincoln Center for the Performing Arts)
Series 2008A1
1.30%, 01/02/09 (a)(b)	6,300	6,300
Refunding RB (The Museum of Modern Art)
Series 2008-1A
1.15%, 01/01/09 (a)(c)(d)	2,910	2,910
1.18%, 01/01/09 (a)(c)(d)	4,340	4,340
1.75%, 08/01/09	5,750	5,824
3.31%, 08/01/09	2,000	2,018
New York State
GO Bonds
Series 2000A
3.50%, 01/06/09 (b)	36,300	36,300
GO Bonds
Series 2000B
3.50%, 01/21/09 (b)	51,150	51,150
New York State Dormitory Auth
City Univ System Consolidated Fifth General Resolution RB
Series 2008C
1.10%, 01/01/09 (a)(b)	10,000	10,000
City Univ System Consolidated Fifth General Resolution RB
Series 2008D
1.00%, 01/01/09 (a)(b)	11,500	11,500
FHA Insured Mortgage Hospital RB (The New York & Presbyterian Hospital)
Series 2007
1.85%, 01/01/09 (a)(b)(c)(d)	9,900	9,900
Long Island Univ RB
Series 2006A1
1.25%, 01/01/09 (a)(b)	2,070	2,070
Long Island Univ RB
Series 2006A2
1.25%, 01/01/09 (a)(b)	4,430	4,430
Mental Health Services Facilities Improvement RB
Series 2008D
1.71%, 08/15/09	5,780	5,861
State Personal Income Tax RB
Series 2006C
1.33%, 01/01/09 (a)(c)(d)	14,000	14,000
RB (Cornell Univ)
Series 2004AB
0.95%, 01/01/09 (a)(c)	3,740	3,740
RB (Catholic Health System)
Series 2008

See financial notes 21

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.12%, 01/01/09 (a)(b)	2,470	2,470
RB (College of New Rochelle)
Series 2008
1.10%, 01/01/09 (a)(b)	4,000	4,000
RB (Cornell Univ)
Series 2008B
1.05%, 01/02/09 (a)(c)	20,400	20,400
RB (Culinary Institute of America)
Series 2006
1.10%, 01/01/09 (a)(b)	2,825	2,825
RB (Culinary Institute of America)
Series 2004C
1.10%, 01/01/09 (a)(b)	3,000	3,000
RB (Culinary Institute of America)
Series 2004D
1.10%, 01/01/09 (a)(b)	3,150	3,150
RB (D’Youville College)
Series 2008
1.65%, 01/01/09 (a)(b)	5,340	5,340
RB (Fordham Univ)
Series 2008A1
0.55%, 01/07/09 (a)(b)	7,700	7,700
RB (Fordham Univ)
Series 2008A2
0.55%, 01/07/09 (a)(b)	8,000	8,000
RB (New York Foundling Charitable Corp)
Series 1997
0.75%, 01/07/09 (a)(b)	8,405	8,405
RB (New York Univ)
Series 2008A
1.34%, 01/01/09 (a)(c)(d)	720	720
RB (Park Ridge Hospital Inc)
Series 2005
1.25%, 01/01/09 (a)(b)	960	960
RB (Royal Charter Properties-East)
Series 2006A
0.75%, 01/07/09 (a)(b)	99,490	99,490
RB (St John’s Univ)
Series 2008A
0.85%, 01/01/09 (a)(b)	18,340	18,340
RB (St. John Fisher College)
Series 2008A
1.10%, 01/01/09 (a)(b)	2,000	2,000
RB (St. John’s Univ)
Series 2008B1
0.85%, 01/01/09 (a)(b)	10,300	10,300
RB (The New York Public Library)
Series 1999B
0.65%, 01/07/09 (a)(b)	5,400	5,400
State Personal Income Tax RB
Series 2005F
1.18%, 01/01/09 (a)(c)(d)	5,130	5,130
State Personal Income Tax RB
Series 2006C
1.18%, 01/01/09 (a)(c)(d)	5,040	5,040
State Personal Income Tax RB
Series 2006D
1.34%, 01/01/09 (a)(c)(d)	5,500	5,500
New York State Energy Research & Development Auth
Facilities RB (Consolidated Edison Co of New York)
Series 2005A3
2.50%, 01/07/09 (a)(b)	3,000	3,000
Pollution Control Refunding RB (New York State Electric & Gas Corp) 1994
Series B
0.80%, 01/07/09 (a)(b)	13,000	13,000
New York State Environmental Facilities Corp
State Clean Water & Drinking Water Revolving Funds RB (Second Resolution Bonds)
Series 2002B
1.34%, 01/01/09 (a)(c)(d)	24,750	24,750
State Clean Water & Drinking Water Revolving Funds RB
Series 2002K
1.18%, 01/01/09 (a)(c)(d)	12,975	12,975
State Personal Income Tax RB
Series 2008A
1.18%, 01/01/09 (a)(c)(d)	3,185	3,185
New York State HFA
Housing RB (10 Liberty St)
Series 2003A
0.65%, 01/07/09 (a)(b)	3,500	3,500
Housing RB (100 Maiden Lane)
Series 2004A
1.45%, 01/07/09 (a)(b)	15,500	15,500
Housing RB (North End Avenue)
Series 2004A
0.55%, 01/07/09 (a)(b)	36,500	36,500
Housing RB (Shore Hill)
Series 2008A
0.60%, 01/07/09 (a)(b)	19,500	19,500
Service Contract Refunding RB
Series 2003B
0.65%, 01/07/09 (a)(b)	5,300	5,300
Service Contract Refunding RB
Series 2003I
0.70%, 01/07/09 (a)(b)	5,000	5,000
Housing RB (College Arms Apts)
Series 2008A
0.70%, 01/07/09 (a)(b)	3,795	3,795
Housing RB (20 River Terrace)
Series 2002A
0.60%, 01/07/09 (a)(b)	6,900	6,900
Housing RB (330 Riverdale Ave Apts)
Series 2008A
1.15%, 01/06/09 (a)(b)	9,600	9,600
New York State Local Assistance Corp
Refunding RB
Series 1993C
1.73%, 01/01/09 (a)(b)(c)(d)	9,900	9,900
Subordinate Lien Refunding Bonds
Series 2003-A-6V
1.75%, 01/07/09 (a)(b)(c)	1,500	1,500
New York State Mortgage Agency
Homeowner Mortgage RB
Series 155
2.00%, 04/01/09	1,510	1,510
Homeowner Mortgage RB
Series 159
0.65%, 01/07/09 (a)(c)	26,500	26,500

22 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

New York State Power Auth
CP
Series 1
0.78%, 02/13/09	20,725	20,725
1.00%, 01/29/09 (c)	7,000	7,000
1.70%, 01/16/09 (c)	2,000	2,000
1.95%, 02/13/09	44,040	44,040
CP
Series 2
0.77%, 03/05/09 (c)	1,700	1,700
1.10%, 02/12/09 (c)	15,433	15,433
1.12%, 02/12/09 (c)	16,025	16,025
1.15%, 02/12/09 (c)	5,000	5,000
3.00%, 03/13/09 (c)	18,000	18,000
3.25%, 02/12/09 (c)	6,200	6,200
RB
Series 2007A
1.38%, 01/01/09 (a)(c)(d)	6,835	6,835
1.44%, 01/01/09 (a)(c)(d)	9,900	9,900
Tender Notes
Series 1985
1.60%, 03/02/09 (c)	8,000	8,000
New York State Thruway Auth
General RB
Series G
1.75%, 01/01/09 (a)(b)(c)(d)	3,950	3,950
1.85%, 01/01/09 (a)(b)(c)(d)	3,330	3,330
1.85%, 01/01/09 (a)(b)(c)(d)	5,110	5,110
General RB
Series H
1.23%, 01/01/09 (a)(b)(c)(d)	17,705	17,705
Highway & Bridge Trust Fund Bonds
Series 2001B
1.69%, 04/01/09	1,000	1,006
Second General Highway & Bridge Trust Fund Bonds
Series 2008B
1.18%, 01/01/09 (a)(c)(d)	9,770	9,770
New York State Tobacco Settlement Financing Corp
Asset-Backed RB (State Contingency Contract)
Series 2003A1C
1.40%, 01/01/09 (a)(b)(c)(d)	4,795	4,795
1.74%, 01/01/09 (a)(b)(c)(d)	12,845	12,845
New York State Urban Development Corp
Correctional Facilities Refunding RB
Series 1993A
2.15%, 01/01/09	1,900	1,900
Service Contract Refunding RB
Series 2008A2
1.25%, 01/01/09 (a)(b)(c)	33,000	33,000
Service Contract Refunding RB
Series 2008A3
1.75%, 01/01/09 (a)(b)(c)	8,500	8,500
Service Contract Refunding RB
Series 2008A4
1.25%, 01/01/09 (a)(b)(c)	26,500	26,500
State Personal Income Tax RB
Series 2008A1
1.04%, 12/15/09	4,000	4,150
State Personal Income Tax RB
Series 2005B
1.85%, 01/01/09 (a)(c)(d)	9,195	9,195
1.34%, 01/01/09 (a)(c)(d)	5,000	5,000
Northport-East Northport Union Free SD
TAN 2008-2009
1.63%, 06/25/09	18,000	18,095
Onondaga Cnty Industrial Development Agency
Civic Facility RB (Syracuse Research Corp)
Series 1997A
1.30%, 01/01/09 (a)(b)	4,650	4,650
Ontario Cnty Industrial Development Agency
Civic Facility RB (CHF-Finger Lakes LLC)
Series 2006A
1.10%, 01/01/09 (a)(b)	2,000	2,000
Otsego Cnty Industrial Development Agency
RB (Mary Imogene Bassett hospital)
Series 2007A
1.65%, 01/01/09 (a)(b)	8,750	8,750
Port Auth of New York & New Jersey
Consolidated Bonds 144th
Series
1.18%, 01/01/09 (a)(c)(d)	2,135	2,135
Consolidated Bonds 148th
Series
1.63%, 01/01/09 (a)(c)(d)	2,690	2,690
1.64%, 01/01/09 (a)(c)(d)	5,540	5,540
1.69%, 01/01/09 (a)(c)(d)	36,350	36,350
2.50%, 01/01/09 (a)(c)(d)	28,800	28,800
CP
Series B
1.10%, 03/05/09 (c)	10,080	10,080
1.30%, 02/05/09 (c)	20,545	20,545
Putnam Cnty
2008 TAN
1.35%, 10/29/09	15,000	15,202
Sales Tax Asset Receivable Corp
RB Fiscal 2005
Series A
1.70%, 01/01/09 (a)(c)(d)	6,400	6,400
1.70%, 01/01/09 (a)(c)(d)	2,415	2,415
Saratoga Cnty Industrial Development Agency
RB (Saratoga Hospital Obligated Group)
Series 2007A
2.70%, 01/01/09 (a)(b)	3,945	3,945
St. Lawrence Cnty Industrial Development Agency
Civic Facility Refunding RB (Claxton-Hepburn Medical Center)
Series 2006
2.70%, 01/01/09 (a)(b)	3,710	3,710
Suffolk Cnty
TAN
Series 2009I
0.78%, 08/13/09	10,000	10,074
Syracuse Industrial Development Agency
Civic Facility RB (Crouse Health Hospital)
Series 2007A
2.34%, 01/07/09 (a)(b)	10,000	10,000
Civic Facility Refunding RB (Crouse Health Hospital)
Series 2003A
2.34%, 01/07/09 (a)(b)	8,075	8,075
Triborough Bridge & Tunnel Auth
General Purpose RB
Series 2001A
1.46%, 01/01/09 (a)(c)(d)	4,980	4,980

See financial notes 23

 Schwab New York AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

General RB
Series 2008C
1.15%, 01/01/09 (a)(c)(d)	3,750	3,750
General Refunding RB
Series 2002B
1.34%, 01/01/09 (a)(c)(d)	9,995	9,995
General Refunding RB
Series 2005B3
1.05%, 01/01/09 (a)(c)	5,275	5,275
Subordinate RB
Series 2008D
1.83%, 11/15/09	5,000	5,093
Subordinate RB
Series 2003A
1.72%, 01/01/09 (a)(c)(d)	8,900	8,900
Subordinate RB
Series 2008D
1.18%, 01/01/09 (a)(c)(d)	4,995	4,995
Subordinate Refunding RB
Series 2002E
1.38%, 01/01/09 (a)(c)(d)	13,850	13,850
1.44%, 01/01/09 (a)(c)(d)	6,300	6,300
1.70%, 01/01/09 (a)(c)(d)	19,875	19,875
2.25%, 01/01/09 (a)(c)(d)	34,425	34,425
TSASC, Inc
Tobacco Flexible Amortization Bonds
Series 1999-1
1.60%, 07/15/09 (b)	1,550	1,603
5.88%, 07/15/09 (b)	1,000	1,037
Ulster Cnty Industrial Development Agency
Civic Facility RB (Kingston Regional Sr Living Corp)
Series 2007C
1.20%, 01/01/09 (a)(b)	8,940	8,940
Village of East Rochester Housing Auth
Housing RB (Park Ridge Nursing Home Inc)
Series 2008
1.25%, 01/01/09 (a)(b)	9,375	9,375

		3,034,842

Puerto Rico 1.2%
Puerto Rico
Public Improvement Bonds
Series 2001A
1.65%, 01/01/09 (a)(b)(c)(d)	1,235	1,235
Public Improvement Refunding Bonds
Series 2007A8
1.85%, 01/01/09 (a)(b)	10,000	10,000
Public Improvement Refunding Bonds
Series 2008B
0.80%, 01/02/09 (a)(b)	5,400	5,400
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	7,000	7,054
Puerto Rico Electric Power Auth
Power Refunding RB
Series UU
1.23%, 01/01/09 (a)(b)(c)(d)	7,000	7,000
Puerto Rico Highway & Transportation Auth
Highway RB
Series Y
3.42%, 01/01/09 (a)(b)(c)(d)	4,820	4,820
Transportation Refunding RB
Series CC
3.00%, 01/01/09 (a)(b)(c)(d)	2,045	2,045

		37,554

Total Municipal Securities (Cost $3,072,396)		3,072,396

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $3,072,396.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $910,677 or 29.0% of net assets.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDRB — Industrial development revenue bond
M/F — Multi-family
RB — Revenue bond
CP — Commercial paper
SD — School district
TAN — Tax anticipation note
TRAN — Tax and revenue anticipation note

24 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$3,072,396
Cash		18
Receivables:
Investments sold		60,080
Interest		10,958
Fund shares sold		3,357
Prepaid expenses	+	455

Total assets		3,147,264

Liabilities
Payables:
Investments bought		10,074
Investment adviser and administrator fees		72
Transfer agent and shareholder services fees		67
Fund shares redeemed		1,628
Distributions to shareholders		187
Accrued expenses	+	67

Total liabilities		12,095

Net Assets
Total assets		3,147,264
Total liabilities	−	12,095

Net assets		$3,135,169
Net Assets by Source
Capital received from investors		3,135,142
Net investment income not yet distributed		27

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Sweep Shares	$1,786,497		1,785,812		$1.00
Value Advantage Shares	$1,348,672		1,347,977		$1.00

See financial notes 25

 Schwab New York AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$70,014

Net Realized Gains and Losses
Net realized gains on investments		882

Expenses
Investment adviser and administrator fees		10,281
Transfer agent and shareholder service fees:
Sweep Shares		5,991
Value Advantage Shares		3,096
Temporary Guarantee Program expenses		337
Portfolio accounting fees		127
Registration fees		93
Shareholder reports		89
Custodian fees		64
Interest expense		54
Professional fees		46
Trustees’ fees		40
Other expenses	+	16

Total expenses		20,234
Expense reduction by adviser and Schwab	−	2,548
Custody credits	−	293

Net expenses		17,393

Increase (Decrease) in Net Assets from Operations
Total investment income		70,014
Net expenses	−	17,393

Net investment income		52,621
Net realized gains	+	882

Increase in net assets from operations		$53,503

26 See financial notes

 Schwab New York AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$52,621	$79,173
Net realized gains	+	882	413

Increase in net assets from operations		53,503	79,586

Distributions to Shareholders
Distributions from net investment income
Sweep Shares		27,339	39,892
Value Advantage Shares	+	25,242	39,413

Total distributions from net investment income		52,581	79,305

Transactions in Fund Shares*
Shares Sold
Sweep Shares		8,047,210	7,261,363
Value Advantage Shares	+	1,827,005	1,960,583

Total shares sold		9,874,215	9,221,946

Shares Reinvested
Sweep Shares		26,540	39,234
Value Advantage Shares	+	22,319	36,265

Total shares reinvested		48,859	75,499

Shares Redeemed
Sweep Shares		(7,848,484)	(6,957,069)
Value Advantage Shares	+	(1,978,135)	(1,622,927)

Total shares redeemed		(9,826,619)	(8,579,996)

Net transactions in fund shares		96,455	717,449

Net Assets
Beginning of period		3,037,792	2,320,062
Total increase	+	97,377	717,730

End of period		$3,135,169	$3,037,792

Net investment income not yet distributed		$27	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 27

Schwab New Jersey AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.66	3.02	2.82	1.80	0.57

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	0.66 [1]	0.65	0.65	0.65
Gross operating expenses	0.74	0.76	0.88	0.86	0.86
Net investment income (loss)	1.63	2.96	2.78	1.78	0.57
Net assets, end of period ($ x 1,000,000)	835	726	513	472	448

1 The ratio of net operating expenses would have been 0.65%, if tax expense had not been included.

28 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

101.5%		Municipal Securities	847,419	847,419

101.5%		Total Investments	847,419	847,419
(1	.5)%	Other Assets and Liabilities, Net		(12,170)

100.0%		Net Assets		835,249

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 101.5% of net assets

New Jersey 89.1%
Brick Township
BAN
Series 2008A
1.90%, 02/20/09	12,519	12,521
Caldwell
BAN
2.25%, 07/31/09	1,934	1,942
Camden
BAN
Series 2008A
2.70%, 06/18/09	8,900	8,911
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007B1
2.25%, 01/01/09 (a)(b)	15,000	15,000
Delaware River Port Auth
Refunding RB
Series 2008A
1.15%, 01/01/09 (a)(b)	30,050	30,050
East Brunswick
BAN
1.75%, 12/30/09	4,500	4,577
Englewood
Special Assessment BAN
2.15%, 01/02/09	6,175	6,175
Essex Cnty
BAN
Series 2008
1.73%, 06/25/09	15,000	15,090
Fair Lawn Borough
BAN
1.10%, 12/17/09	9,300	9,423
Garden State Preservation Trust
Open Space & Farmland Preservation Bonds
Series 2003A
1.95%, 11/01/09	1,600	1,643
Gloucester Cnty
BAN
Series 2009A
1.25%, 10/15/09	16,500	16,691
Mercer Cnty Improvement Auth
Refunding RB (The Atlantic Foundation)
Series 2008
0.85%, 01/02/09 (a)(b)	4,200	4,200
Montclair Township
Temporary Note
1.43%, 12/18/09	4,500	4,546
Montgomery Township
BAN
2.65%, 01/16/09	13,500	13,502
New Jersey
GO Bonds
2.30%, 08/01/09	8,415	8,557
GO Refunding Bonds
Series H
1.18%, 01/01/09 (a)(c)(d)	4,185	4,185
GO Refunding Bonds
Series J
1.40%, 07/15/09	3,000	3,058
1.50%, 07/15/09	2,000	2,037
TRAN
Series Fiscal 2009A
1.57%, 06/25/09	10,000	10,068
1.60%, 06/25/09	7,000	7,047
New Jersey Economic Development Auth
Economic Development Bonds (Ranney School)
Series 2007
1.00%, 01/01/09 (a)(b)	12,410	12,410
First Mortgage Refunding RB (Winchester Gardens at Homestead)
Series 2004B
1.70%, 01/01/09 (a)(b)	7,465	7,465
Motor Vehicle Surcharge RB
Series 2004A
1.20%, 01/01/09 (a)(b)(c)(d)	5,715	5,715
RB (Baptist Home Society of New Jersey)
Series 2003
1.90%, 01/01/09 (a)(b)	3,340	3,340
RB (Blair Academy)
Series 2007
1.94%, 01/01/09 (a)(b)	22,475	22,475
RB (Cooper Health System)
Series 2008A
1.17%, 01/01/09 (a)(b)	6,400	6,400
RB (Crane’s Mill)
Series 2008B
1.08%, 01/01/09 (a)(b)	7,300	7,300
RB (Geriatric Services Housing Corp)
Series 2001
0.40%, 01/07/09 (a)(b)	1,565	1,565

See financial notes 29

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

RB (Princeton Day School Inc)
Series 2005
0.78%, 01/07/09 (a)(b)	10,000	10,000
RB (The Hun School of Princeton)
Series 2004
1.23%, 01/01/09 (a)(b)	10,545	10,545
Refunding RB (Crane’s Mill)
Series 2005B
1.25%, 01/01/09 (a)(b)	3,695	3,695
School Facilities Construction Bonds
Series 2002C
1.78%, 06/15/09	1,110	1,126
1.95%, 06/15/09	25	25
School Facilities Construction Bonds
Series 2006R1
0.85%, 01/02/09 (a)(b)	5,500	5,500
School Facilities Construction Bonds
Series 2008X
0.40%, 01/07/09 (a)(b)	35,600	35,600
School Facilities Construction Refunding Bonds 2005N1
1.13%, 01/01/09 (a)(b)(c)(d)	10,135	10,135
School Facilities Construction Refunding Bonds 2008
Series V1
1.53%, 01/07/09 (a)(b)	6,500	6,500
School Facilities Construction Refunding Bonds 2008
Series V2
2.50%, 01/07/09 (a)(b)	4,900	4,900
School Facilities Construction Refunding Bonds 2008
Series V3
1.03%, 01/07/09 (a)(b)	9,400	9,400
School Facilities Construction Refunding Bonds 2008
Series V4
0.65%, 01/07/09 (a)(b)	4,900	4,900
Transportation Project Sublease RB (New Jersey Transit Corp Light Rail Transit System Projects)
Series 1999B
1.64%, 05/01/09 (b)	1,000	1,013
2.60%, 05/01/09 (b)	2,840	2,869
New Jersey Educational Facilities Auth
RB (Princeton Univ)
Series 2007E
1.15%, 01/01/09 (a)(c)(d)	9,851	9,851
Series 2007F
1.33%, 01/01/09 (a)(c)(d)	2,035	2,035
New Jersey Health Care Facilities Financing Auth
RB (AHS Hospital Corp)
Series 2008B
0.62%, 01/01/09 (a)(b)	10,000	10,000
RB (Capital Health System Obligated Group)
Series 2003B
1.93%, 01/01/09 (a)(b)	7,725	7,725
RB (Composite Program)
Series 2003A2
1.68%, 01/01/09 (a)(b)	800	800
RB (Composite Program)
Series 2004A3
1.51%, 01/01/09 (a)(b)	975	975
RB (Composite Program)
Series 2004A4
2.25%, 01/01/09 (a)(b)	6,635	6,635
RB (Composite Program)
Series 2006A1
1.08%, 01/01/09 (a)(b)	3,740	3,740
RB (Composite Program)
Series 2006A3
1.08%, 01/01/09 (a)(b)	1,550	1,550
RB (Meridian Health Care System Obligated Group)
Series 2007
1.28%, 01/07/09 (a)(b)(c)	2,300	2,300

RB (Robert Wood Johnson Univ Hospital)
Series 2004
1.93%, 01/01/09 (a)(b)	22,910	22,910
RB (Somerset Medical Center)
Series 2008
1.25%, 01/01/09 (a)(b)	4,100	4,100
RB (Virtua Health)
Series 2004
1.93%, 01/01/09 (a)(b)	5,905	5,905
Refunding RB (Underwood-Memorial Hospital)
Series 2008
0.81%, 01/07/09 (a)(b)	5,755	5,755
New Jersey Tobacco Settlement Financing Corp
Tobacco Settlement Asset-Backed Bonds
Series 2002
1.44%, 01/01/09 (a)(b)(c)(d)	11,210	11,210
New Jersey Transit Corp
COP
Series 2003A
1.79%, 01/01/09 (a)(b)(c)(d)	14,765	14,765
New Jersey Transportation Trust Fund Auth
Transportation System Bonds
Series 1998A
1.67%, 06/15/09 (b)	1,675	1,701
Transportation System Bonds
Series 2001C
2.15%, 01/01/09 (a)(b)(c)(d)	2,550	2,550
1.50%, 12/15/09	4,550	4,711
Transportation System Bonds
Series 2004B
3.51%, 01/01/09 (a)(b)(c)(d)	4,955	4,955
1.50%, 12/15/09	1,200	1,242
Transportation System Bonds
Series 2006A
1.75%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Transportation System Bonds
Series 2006C
1.19%, 01/01/09 (a)(b)(c)(d)	9,830	9,830
1.22%, 01/01/09 (a)(b)(c)(d)	8,600	8,600
1.22%, 01/01/09 (a)(b)(c)(d)	10,500	10,500
1.22%, 01/01/09 (a)(b)(c)(d)	4,000	4,000
1.25%, 01/01/09 (a)(b)(c)(d)	530	530
2.30%, 01/29/09 (b)(c)(d)	12,655	12,655
New Jersey Turnpike Auth
Turnpike RB
Series 2004C2
3.51%, 01/01/09 (a)(b)(c)(d)	25,125	25,125
Newark Housing Auth
Port Auth-Port Newark Marine Terminal Additional Rent-Backed Refunding Bonds (City of Newark Redevelopment)
Series 2007
1.22%, 01/01/09 (a)(b)(c)(d)	3,430	3,430

30 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Port Auth of New York & New Jersey
Consolidated Bonds 135th
Series
1.18%, 01/01/09 (a)(c)(d)	13,330	13,330
Consolidated Bonds 140th
Series
1.23%, 01/01/09 (a)(b)(c)(d)	27,045	27,045
Consolidated Bonds 144th
Series
1.18%, 01/01/09 (a)(c)(d)	1,775	1,775
1.34%, 01/01/09 (a)(c)(d)	20,430	20,430
Consolidated Bonds 148th
Series
1.63%, 01/01/09 (a)(c)(d)	1,000	1,000
1.69%, 01/01/09 (a)(c)(d)	16,000	16,000
2.50%, 01/01/09 (a)(c)(d)	1,200	1,200
CP
Series B
0.90%, 02/13/09 (c)	23,680	23,680
0.80%, 03/05/09 (c)	8,615	8,615
1.10%, 03/05/09 (c)	3,600	3,600
1.25%, 03/05/09 (c)	25,470	25,470
Princeton
BAN
2.90%, 01/08/09	6,000	6,001
Rutgers State Univ
GO Refunding Bonds
Series 2002A
0.70%, 01/02/09 (a)(c)	17,800	17,800
Sparta Township
BAN
1.98%, 02/27/09	9,956	9,971
Weehawken Township
BAN
1.20%, 01/01/09 (a)(b)(c)(d)	11,000	11,000

		744,103

Puerto Rico 12.4%
Puerto Rico
Public Improvement Refunding Bonds
Series 2004B4
4.25%, 01/01/09 (a)(b)(c)	20,000	20,000
Public Improvement Refunding Bonds
Series 2007A8
1.85%, 01/01/09 (a)(b)	8,200	8,200
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	4,000	4,031
Puerto Rico Highway & Transportation Auth
Highway RB
Series Y
3.42%, 01/01/09 (a)(b)(c)(d)	10,000	10,000
Transportation RB
Series A
1.05%, 01/07/09 (a)(b)	11,000	11,000
Transportation Refunding RB
Series N
1.75%, 01/01/09 (a)(b)(c)(d)	16,860	16,860
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
1.22%, 01/01/09 (a)(b)(c)(d)	20,525	20,525
1.38%, 01/01/09 (a)(b)(c)(d)	12,700	12,700

		103,316

Total Municipal Securities (Cost $847,419)		847,419

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $847,419.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $296,936 or 35.6% of net assets.
BAN — Bond anticipation note
COP — Certificate of participation
GO — General obligation
CP — Commercial Paper
RB — Revenue bond
TRAN — Tax and revenue anticipation note

See financial notes 31

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$847,419
Cash		39
Receivables:
Investments sold		20
Interest		4,359
Prepaid expenses	+	180

Total assets		852,017

Liabilities
Payables:
Investments bought		16,691
Investment adviser and administrator fees		23
Transfer agent and shareholder services fees		24
Accrued expenses	+	30

Total liabilities		16,768

Net Assets
Total assets		852,017
Total liabilities	−	16,768

Net assets		$835,249
Net Assets by Source
Capital received from investors		835,237
Net investment income not yet distributed		12

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$835,249		834,638		$1.00

32 See financial notes

 Schwab New Jersey AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$18,145

Net Realized Gains and Losses
Net realized gains on investments		115

Expenses
Investment adviser and administrator fees		2,806
Transfer agent and shareholder service fees		2,806
Temporary Guarantee Program expenses		91
Portfolio accounting fees		60
Trustees’ fees		34
Professional fees		31
Shareholder reports		30
Registration fees		21
Interest expense		20
Custodian fees		18
Other expenses	+	(12)

Total expenses		5,905
Expense reduction by adviser and Schwab	−	642
Custody credits	−	172

Net expenses		5,091

Increase (Decrease) in Net Assets from Operations
Total investment income		18,145
Net expenses	−	5,091

Net investment income		13,054
Net realized gains	+	115

Increase in net assets from operations		$13,169

See financial notes 33

 Schwab New Jersey AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$13,054	$18,323
Net realized gains	+	115	132

Increase in net assets from operations		13,169	18,455

Distributions to Shareholders
Distributions from net investment income		13,029	18,370

Transactions in Fund Shares*
Shares sold		2,688,430	2,325,659
Shares reinvested		12,744	18,178
Shares redeemed	+	(2,591,655)	(2,131,277)

Net transactions in fund shares		109,519	212,560

Net Assets
Beginning of period		725,590	512,945
Total increase	+	109,659	212,645

End of period		$835,249	$725,590

Net investment income not yet distributed		$12	$−

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

34 See financial notes

Schwab Pennsylvania Municipal Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.74	3.06	2.85	1.82	0.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.65	0.65	0.65	0.65	0.65
Gross operating expenses	0.75	0.77	0.89	0.88	0.86
Net investment income (loss)	1.71	3.00	2.81	1.82	0.62
Net assets, end of period ($ x 1,000,000)	631	525	412	378	346

See financial notes 35

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

99.3%	Municipal Securities	626,871	626,871

99.3%	Total Investments	626,871	626,871
0.7%	Other Assets and Liabilities, Net		4,148

100.0%	Net Assets		631,019

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 99.3% of net assets

Pennsylvania 92.9%
Abington SD
GO Bonds
Series 2007
1.24%, 01/01/09 (a)(b)(c)(d)	7,430	7,430
Allegheny Cnty Hospital Development Auth
RB (The Children’s Home of Pittsburgh)
Series 2006B
1.08%, 01/01/09 (a)(b)	3,250	3,250
RB (Univ of Pittsburg Medical Center)
Series 2006A
1.28%, 01/01/09 (a)(c)(d)	6,400	6,400
RB (Univ of Pittsburgh Medical Center)
Series 2005B
1.40%, 01/15/10 (e)	6,621	6,620
RB (Univ of Pittsburgh Medical Center)
Series 2007A2
2.40%, 01/01/09 (a)(b)(c)(d)	4,000	4,000
RB (Univ of Pittsburgh Medical Center)
Series 2007B1
1.28%, 01/01/09 (a)(b)(c)(d)	9,640	9,640
RB (Univ of Pittsburgh Medical Center)
Series 2007B2
1.30%, 01/01/09 (a)(c)(d)	9,000	9,000
Allegheny Cnty Port Auth
Special Revenue Transporation Bonds
Series 1999
5.77%, 03/01/09 (b)	2,000	2,034
Allegheny Cnty Higher Education Building Auth
RB (Carnegie Mellon Univ)
Series 2008A
0.80%, 01/02/09 (a)(c)	1,900	1,900
Butler Cnty General Auth
School RB (Butler Area SD)
Series 2007
1.25%, 01/01/09 (a)(b)(c)(d)	5,095	5,095
Central Bucks SD
GO Bonds
Series 2005
1.76%, 05/15/09	1,000	1,012
Chester Cnty IDA
Student Housing RB (West Chester Univ of Pennsylvania)
Series 2008A
1.10%, 01/01/09 (a)(b)	8,000	8,000
Commonwealth Financing Auth
RB
Series 2006A
1.85%, 01/01/09 (a)(c)(d)	9,850	9,850
Cumberland Cnty Municipal Auth
RB (Messiah Village)
Series 2008B
2.05%, 01/01/09 (a)(b)	8,000	8,000
RB (Presbyterian Homes Inc)
Series 2008C
2.05%, 01/01/09 (a)(b)	7,840	7,840
Delaware Cnty IDA
RB (YMCA of Philadelphia)
Series 1999
1.35%, 01/07/09 (a)(b)	1,175	1,175
Delaware River Joint Toll Bridge Commission
Bridge System RB
Series 2007A
1.37%, 01/01/09 (a)(b)(c)(d)	9,695	9,695
Emmaus General Auth
Local Government RB (Bond Pool Program - Freeport Area SD)
Series 1989G20
0.80%, 01/07/09 (a)(b)	9,800	9,800
Local Government RB (Bond Pool Program - Lower Merion SD)
Series 1989B27
0.80%, 01/07/09 (a)(b)	7,000	7,000
Local Government RB (Bond Pool Program - Northwestern Lehigh SD)
Series 1989B29
0.80%, 01/07/09 (a)(b)	4,500	4,500
RB (Bond Pool Program - Pocono Mountain SD)
Series 1989G21
0.80%, 01/07/09 (a)(b)	1,400	1,400
Erie Higher Education Building Auth
RB (Mercyhurst College)
Series 2003
1.08%, 01/01/09 (a)(b)	4,600	4,600
Franklin Cnty IDA
Bonds (Menno Haven)
Series 2008
1.45%, 01/01/09 (a)(b)	7,760	7,760
Hanover Public SD
GO Bonds
Series 2005
2.50%, 01/01/09 (a)(b)(c)	4,600	4,600
Harrisburg Auth
Water Refunding RB
Series 2002B
4.50%, 01/01/09 (a)(b)(c)	2,000	2,000

36 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Indiana Cnty IDA
Pollution Control RB (Conemaugh Project)
Series 1997A
0.80%, 01/07/09 (a)(b)	2,200	2,200
Pollution Control Refunding RB (New York State Electric & Gas Corp)
Series 2006
0.80%, 01/07/09 (a)(b)	6,000	6,000
Keystone Oaks SD Auth
RB (Keystone Oaks SD)
Series 2008
1.25%, 01/01/09 (a)(b)	21,410	21,410
Lancaster Cnty Convention Center Auth
Hotel Room Rental Tax RB
Series 2007
2.01%, 01/01/09 (a)(b)	1,955	1,955
Lancaster Cnty Hospital Auth
Health Center RB (Masonic Homes)
Series 2008A
0.90%, 01/02/09 (a)(b)	1,560	1,560
RB (Landis Homes Retirement Community)
Series 2002
1.30%, 01/02/09 (a)(b)	5,000	5,000
Lehigh Cnty General Purpose Auth
College RB (Muhlenberg College)
Series 2008
1.05%, 01/01/09 (a)(b)	1,555	1,555
Luzerne Cnty IDA
RB (Methodist Homes)
Series 2003
0.85%, 01/07/09 (a)(b)	4,200	4,200
Water Facility Refunding RB (Pennsylvania-American Water Co)
Series 2004A
1.46%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Manheim Township SD
GO Bonds
Series 2004
3.00%, 01/01/09 (a)(b)(c)	1,965	1,965
Montgomery Cnty IDA
Environmental Facilities RB (Ionza Inc)
Series 2000
1.50%, 01/01/09 (a)(b)	7,000	7,000
Pollution Control Refunding RB (Peco Energy Co)
Series 1994A
1.00%, 03/09/09 (b)	13,340	13,340
0.95%, 03/12/09 (b)	15,000	15,000
Pollution Control Refunding RB (Peco Energy Co)
Series 1996A
1.00%, 03/09/09 (b)	10,000	10,000
Northhampton Cnty
RB (Binney & Smith)
Series 1997A
1.15%, 01/07/09 (a)(b)	7,500	7,500
Pennsylvania
GO Bonds First
Series 2003
1.41%, 01/01/09	150	150
1.65%, 01/01/09	5,000	5,000
GO Bonds Second Refunding
Series 2002
1.76%, 10/01/09	2,395	2,452
GO Bonds Second Refunding
Series 2003
1.75%, 07/01/09	2,000	2,032
GO Bonds Second
Series 2007A
1.18%, 01/01/09 (a)(c)(d)	10,090	10,090
Pennsylvania Economic Development Financing Auth
Exempt Facilities RB (Shippingport)
Series 2005A
1.00%, 01/07/09 (a)(b)	11,000	11,000
Economic Development RB
Series (Lithographers Real Estate LP)
Series 2008B1
1.28%, 01/01/09 (a)(b)	4,500	4,500
Pennsylvania Energy Development Auth
RB (B&W Ebensburg)
Series 1986
1.00%, 01/07/09 (a)(b)	2,070	2,070
Pennsylvania HFA
S/F Mortgage RB
Series 2004-83B
1.05%, 01/07/09 (a)(c)	1,840	1,840
S/F Mortgage RB
Series 2004-84D
3.15%, 01/07/09 (a)(c)	500	500
S/F Mortgage RB
Series 2005-88B
3.25%, 01/07/09 (a)(c)	2,730	2,730
Pennsylvania Higher Educational Facilities Auth
RB (La Salle Univ)
Series 2007B
0.65%, 01/07/09 (a)(b)	5,000	5,000
RB (Foundation for Indiana Univ of Pennsylvania Student Housing)
Series 2008
1.10%, 01/01/09 (a)(b)	1,670	1,670
RB (Holy Family Univ)
Series 2008
1.20%, 01/01/09 (a)(b)	3,000	3,000
RB (Univ of Scranton)
Series 2002K1
2.65%, 11/01/09 (b)	1,675	1,675
RB (Waynesburg College)
Series 2002 J4
3.29%, 05/01/09 (b)	3,600	3,605
RB (Univ of Pennsylvania)
Series 2008A
1.70%, 03/17/09	7,000	7,000
Pennsylvania Housing Finance Agency
M/F Housing Development Bonds (Foxwood Manor Apts)
Series 2008 0
1.20%, 01/01/09 (a)(b)	4,000	4,000
Rental Housing Refunding Bonds
Series 2008A
0.80%, 01/07/09 (a)(c)	1,880	1,880
Rental Housing Refunding Bonds
Series 2008B
0.80%, 01/07/09 (a)(c)	9,515	9,515
Rental Housing Refunding Bonds
Series 2008C
0.80%, 01/07/09 (a)(c)	300	300
S/F Mortgage RB
Series 1997-61A

See financial notes 37

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.44%, 01/01/09 (a)(c)(d)	6,885	6,885
S/F Mortgage RB
Series 2001-72A
1.85%, 01/01/09 (a)(c)(d)	2,495	2,495
S/F Mortgage RB
Series 2003-97A
1.33%, 01/01/09 (a)(c)(d)	1,260	1,260
S/F Mortgage RB
Series 2004-77B
1.05%, 01/07/09 (a)(c)	9,000	9,000
S/F Mortgage RB
Series 2004-82B
0.60%, 01/07/09 (a)(c)	6,820	6,820
S/F Mortgage RB
Series 2004-83C
1.05%, 01/07/09 (a)(c)	8,650	8,650
S/F Mortgage RB
Series 2005-88C
3.25%, 01/07/09 (a)(c)	21,930	21,930
S/F Mortgage RB
Series 2006-95A
1.44%, 01/01/09 (a)(c)(d)	2,500	2,500
S/F Mortgage RB
Series 2006-96A
1.43%, 01/01/09 (a)(c)(d)	2,985	2,985
S/F Mortgage RB
Series 2007-100C
3.50%, 01/07/09 (a)(c)	3,250	3,250
S/F Mortgage RB
Series 2007-99A
2.42%, 01/01/09 (a)(c)(d)	4,680	4,680
S/F Mortgage RB
Series 2008-101A
2.35%, 03/27/09	2,700	2,700
S/F Mortgage RB
Series 2008-101B
2.15%, 03/27/09	3,270	3,270
Pennsylvania State Turnpike Commission
Turnpike RB
Series 2004A
1.38%, 01/01/09 (a)(b)(c)(d)	7,300	7,300
Registration Fee Refunding RB
Series 2005B
2.85%, 01/01/09 (a)(b)(c)	10,275	10,275
Subordinate RB
Series 2008A1
2.65%, 01/01/09 (a)(b)(c)(d)	4,330	4,330
Subordinate Revenue BAN
Series 2008C3
2.65%, 07/31/09	5,000	5,038
Turnpike BAN
Series 2007A
3.59%, 10/15/09	8,000	8,004
3.62%, 10/15/09	7,400	7,405
3.69%, 10/15/09	9,520	9,523
Philadelphia
Airport Refunding RB
Series 2007B
1.28%, 01/01/09 (a)(b)(c)(d)	2,860	2,860
GO Bonds
Series 1998
4.79%, 03/15/09 (b)	2,500	2,542
4.84%, 03/15/09 (b)	335	341
Water & Wastewater Refunding RB
Series 2003
4.50%, 01/07/09 (a)(b)(c)	8,555	8,555
Water & Wastewater Refunding RB
Series 2007A
2.38%, 01/01/09 (a)(b)(c)(d)	4,995	4,995
Philadelphia Auth for Industrial Development
RB (Fox Chase Cancer Center Obligated Group)
Series 2007B
1.28%, 01/01/09 (a)(b)(c)(d)	10,000	10,000
RB (Pooled Loan Program)
Series A1
1.05%, 01/01/09 (a)(b)	7,880	7,880
Philadelphia Gas Works
Revenue Notes CP
Series E
3.00%, 02/12/09 (b)	10,000	10,000
Philadelphia Hospital & Higher Educational Facilities Auth
Hospital RB (Children’s Hospital of Philadelphia)
Series 2007A
1.78%, 01/01/09 (a)(c)(d)	2,330	2,330
Philadelphia SD
GO Refunding Bonds
Series 2008C1
1.20%, 01/01/09 (a)(b)	9,000	9,000
Pittsburgh & Allegheny Cnty Sports & Exhibition Auth
Lease RB (Allegheny Cnty)
Series 2007A
3.63%, 01/01/09 (a)(b)(c)	7,290	7,290
Pittsburgh SD
GO BAN
Series 2008
2.00%, 11/02/09	10,000	10,123
Quakertown General Auth
RB (Pooled Financing Program)
Series 1996A
0.80%, 01/06/09 (a)(b)	500	500
Refunding RB (Univ of Pennsylvania)
Series 2008
1.65%, 03/05/09	5,000	5,000
Somerset Cnty Hospital Auth
RB (Somerset Community Hospital)
Series 2007A
1.08%, 01/01/09 (a)(b)	5,890	5,890
Temple Univ
Univ Funding Obligations
Series 2008
1.55%, 04/21/09	5,000	5,014
Univ of Pittsburgh
Univ Capital Project & Refunding Bonds
Series 2000A
0.85%, 09/15/09	1,600	1,618
Univ Capital Project & Refunding Bonds
Series 2002A
3.00%, 01/06/09 (c)	20,000	20,000
Univ Capital Project & Refunding Bonds
Series 2005C
0.85%, 05/06/09	10,000	10,000
Westmoreland Cnty IDA
IDRB (White Consolidated Industries Inc)
Series 1982
1.27%, 06/01/09 (b)	6,890	6,890

38 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Wilkes-Barre Finance Auth
College RB (King’s College)
Series 2007
1.08%, 01/01/09 (a)(b)	1,200	1,200

		586,623

Puerto Rico 6.4%
Puerto Rico
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	4,275	4,308
Public Improvement Refunding Bonds
Series 2001
1.72%, 01/01/09 (a)(b)(c)(d)	715	715
GO Public Improvement Refunding Bonds
Series 2004B4
4.25%, 01/01/09 (a)(b)(c)	18,675	18,675
Puerto Rico Highway & Transportation Auth
Transportation RB
Series A
1.05%, 01/07/09 (a)(b)	6,000	6,000
Transportation Refunding RB
Series N
1.75%, 01/01/09 (a)(b)(c)(d)	5,000	5,000
Puerto Rico Sales Tax Financing Corp
Sales Tax RB
Series 2007A
1.38%, 01/01/09 (a)(b)(c)(d)	5,550	5,550

		40,248

Total Municipal Securities (Cost $626,871)		626,871

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $626,871

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to 140,085 or 22.2% of net assets.
(e)	Illiquid security. At the period end, the value of these amounted to $6,620 or 1.0% of net assets.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
IDA — Industrial development authority
IDB — Industrial development board
IDRB — Industrial development revenue bond
S/F — Single - family
M/F — Multi - family
RB — Revenue bond
SD — School district
TRAN — Tax and revenue anticipation note

See financial notes 39

 Schwab Pennsylvania Municipal Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$626,871
Cash		27
Receivables:
Investments sold		1,492
Interest		2,629
Prepaid expenses	+	70

Total assets		631,089

Liabilities
Payables:
Investment adviser and administrator fees		17
Transfer agent and shareholder services fees		18
Accrued expenses	+	35

Total liabilities		70

Net Assets
Total assets		631,089
Total liabilities	−	70

Net assets		$631,019
Net Assets by Source
Capital received from investors		631,017
Net investment income not yet distributed		2

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$631,019		630,758		$1.00

40 See financial notes

 Schwab Pennsylvania Municipal Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$12,899

Net Realized Gains and Losses
Net realized gains on investments		143

Expenses
Investment adviser and administrator fees		1,915
Transfer agent and shareholder service fees		1,915
Temporary Guarantee Program expenses		60
Portfolio accounting fees		55
Trustees’ fees		34
Professional fees		27
Registration fees		27
Shareholder reports		24
Interest expense		20
Custodian fees		14
Other expenses	+	3

Total expenses		4,094
Expense reduction by adviser and Schwab	−	486
Custody credits	−	55

Net expenses		3,553

Increase (Decrease) in Net Assets from Operations
Total investment income		12,899
Net expenses	−	3,553

Net investment income		9,346
Net realized gains	+	143

Increase in net assets from operations		$9,489

See financial notes 41

 Schwab Pennsylvania Municipal Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$9,346	$12,853
Net realized gains	+	143	136

Increase in net assets from operations		9,489	12,989

Distributions to Shareholders
Distributions from net investment income		9,344	12,860

Transactions in Fund Shares*
Shares sold		2,150,156	2,063,299
Shares reinvested		9,154	12,657
Shares redeemed	+	(2,053,785)	(1,962,742)

Net transactions in fund shares		105,525	113,214

Net Assets
Beginning of period		525,349	412,006
Total increase	+	105,670	113,343

End of period		$631,019	$525,349

Net investment income not yet distributed		$2	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

42 See financial notes

Schwab Massachusetts AMT Tax-Free Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.03	0.03	0.02	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.03)	(0.03)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.62	3.04	2.81	1.78	0.64

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.64	0.65	0.65	0.63	0.60
Gross operating expenses	0.75	0.78	0.90	0.87	0.86
Net investment income (loss)	1.59	2.99	2.77	1.76	0.63
Net assets, end of period ($ x 1,000,000)	523	543	399	351	386

See financial notes 43

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase. For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

100.1%		Municipal Securities	523,625	523,625

100.1%		Total Investments	523,625	523,625
(0	.1)%	Other Assets and Liabilities		(752)

100.0%		Net Assets		522,873

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Municipal Securities 100.1% of net assets

Massachusetts 97.7%
Bedford
BAN
1.50%, 07/24/09	7,500	7,541
Edgartown
BAN
2.84%, 01/16/09	4,000	4,001
Gloucester
BAN
2.40%, 09/18/09	2,050	2,055
Lowell
BAN
Series A
1.75%, 09/18/09	7,000	7,049
Massachusetts
GO BAN
Series 2008A
0.78%, 03/05/09	10,000	10,038
GO Bonds Consolidated Loan
Series 2001C
1.45%, 12/01/09	4,000	4,147
GO Bonds Consolidated Loan
Series 2002A
1.22%, 01/01/09	3,000	3,000
GO Bonds Consolidated Loan
Series 2007C
1.64%, 01/01/09 (a)(c)(d)	17,000	17,000
1.00%, 08/01/09	2,000	2,035
1.82%, 08/01/09	4,815	4,902
1.85%, 01/01/09 (a)(c)(d)	1,850	1,850
GO RAN
Series 2008B
2.20%, 04/30/09	5,000	5,029
GO RAN
Series 2008C
2.20%, 05/29/09	7,000	7,050
GO Refunding Bonds
Series 1993C
1.15%, 08/01/09	500	514
1.78%, 08/01/09	6,425	6,581
2.75%, 08/01/09	1,700	1,731
GO Refunding Bonds
Series 1998A
1.00%, 01/01/09 (a)(c)	5,145	5,145
GO Refunding Bonds
Series 2004A
2.40%, 08/01/09	400	406
3.52%, 01/01/09 (a)(c)(d)	1,300	1,300
GO Refunding Bonds
Series 2006B
1.25%, 01/01/09 (a)(c)(d)	5,700	5,700
Special Obligation Dedicated Tax Refunding RB
Series 2005
3.53%, 01/01/09 (a)(b)(c)(d)	18,430	18,430
CP
Series G
1.00%, 03/12/09 (c)	5,000	5,000
Massachusetts Bay Transportation Auth
Assessment Bonds
Series 2008A
1.34%, 01/01/09 (a)(c)(d)	14,640	14,640
1.35%, 01/01/09 (a)(c)(d)	4,915	4,915
General Transportation System Bonds
Series 2000
1.00%, 01/07/09 (a)(c)	5,000	5,000
Sr Sales Tax Bonds
Series 2004C
3.53%, 01/01/09 (a)(c)(d)	4,190	4,190
Sr Sales Tax Bonds
Series 2005A
1.15%, 01/01/09 (a)(c)(d)	1,300	1,300
1.35%, 01/01/09 (a)(c)(d)	2,745	2,745
Sr Sales Tax Bonds
Series 2006A
1.18%, 01/01/09 (a)(c)(d)	6,595	6,595
Sr Sales Tax Bonds
Series 2007A1
1.25%, 01/01/09 (a)(c)(d)	5,025	5,025
Massachusetts Development Finance Agency
First Mortgage RB (Brookhaven at Lexington)
Series 2005B
1.15%, 01/01/09 (a)(b)	4,515	4,515
RB (Abby Kelley Foster Charter Public School)
Series 2008
1.15%, 01/01/09 (a)(b)	2,000	2,000
RB (Berkshire School)
Series 2001
1.43%, 01/01/09 (a)(b)	4,500	4,500
RB (Boston College Issue)
Series P
2.50%, 01/01/09 (a)(c)(d)	11,250	11,250
RB (Boston Univ)
Series T1

44 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.26%, 01/01/09 (a)(b)(c)(d)	3,000	3,000
RB (Fay School)
Series 2008
1.25%, 01/01/09 (a)(b)	5,400	5,400
RB (Fessenden School)
Series 2001
1.37%, 01/01/09 (a)(b)	6,645	6,645
RB (Gordon College)
Series 2002
1.48%, 01/01/09 (a)(b)	1,970	1,970
RB (Greater Boston Food Bank Issue)
Series 2008A
0.75%, 01/07/09 (a)(b)	5,000	5,000
RB (Lasell College)
Series 2008
1.20%, 01/01/09 (a)(b)	3,000	3,000
RB (Sophia Snow Home)
Series 2004A
0.70%, 01/07/09 (a)(b)	2,365	2,365
RB (Tabor Academy)
Series 2007B
0.89%, 01/07/09 (a)(b)	4,710	4,710
RB (WGBH Educational Foundation)
Series 2008B
1.22%, 01/01/09 (a)(b)(c)(d)	8,865	8,865
RB (Worcester Academy)
Series 2000
1.43%, 01/01/09 (a)(b)	7,500	7,500
RB (Worcester Academy)
Series 2008
1.25%, 01/01/09 (a)(b)	2,500	2,500
RB (YMCA of Greater Boston)
Series 2004A
1.15%, 01/01/09 (a)(b)	1,000	1,000
RB (YMCA of Greater Worcester)
Series 2006
0.84%, 01/07/09 (a)(b)	10,525	10,525
Refunding RB (Wentworth Institute of Technology Inc)
Series 2008
1.48%, 01/01/09 (a)(b)	4,855	4,855
Massachusetts Health & Educational Facilities Auth
RB (Amherst College)
Series H
2.81%, 07/09/09	1,938	1,952
2.85%, 07/09/09	4,845	4,845
RB (Boston College)
Series M1 & M2
1.35%, 01/01/09 (a)(c)(d)	4,995	4,995
RB (Boston Home)
Series 2002B
1.48%, 01/01/09 (a)(b)	2,445	2,445
RB (Dana-Farber Cancer Institute)
Series 2008L2
0.70%, 01/01/09 (a)(b)	10,000	10,000
RB (Hallmark Health System)
Series 2008C
1.00%, 01/01/09 (a)(b)	8,020	8,020
RB (Harvard Univ)
Series 2008B
1.15%, 01/01/09 (a)(c)(d)	6,705	6,705
RB (Massachusetts Institute of Technology)
Series 2008N
1.15%, 01/01/09 (a)(c)(d)	3,995	3,995
RB (Massachusetts Institute of Technology)
Series K
1.18%, 01/01/09 (a)(c)(d)	5,780	5,780
RB (Northeastern Univ)
Series 2008T1
2.25%, 05/14/09	12,700	12,700
RB (Partners HealthCare System)
Series 2005 F4
0.95%, 01/01/09 (a)(c)	5,500	5,500
RB (Partners HealthCare System)
Series 2007G6
1.34%, 01/01/09 (a)(c)(d)	6,000	6,000
RB (Partners HealthCare System)
Series 2008H1
1.05%, 06/10/09	12,000	12,000
RB (Sherrill House)
Series A1
1.00%, 01/01/09 (a)(b)	8,325	8,325
RB (South Shore Hospital)
Series 2008G
1.40%, 01/01/09 (a)(b)(c)	14,390	14,390
RB (Suffolk Univ)
Series 2008A
1.43%, 01/01/09 (a)(b)	8,750	8,750
RB (Worcester City Campus Corp - Univ of Massachusetts)
Series 2005D
1.33%, 01/01/09 (a)(b)(c)(d)	12,005	12,005
RB (Worcester City Campus Corp - Univ of Massachusetts)
Series 2007 E&F
1.25%, 01/01/09 (a)(b)(c)(d)	2,990	2,990
Revenue Notes (Harvard Univ)
Series EE
1.00%, 01/13/09	10,000	10,000
Massachusetts HFA
Housing Bonds
Series 2003H
2.25%, 01/01/09 (a)(c)(d)	2,495	2,495
Massachusetts Industrial Finance Agency
RB (New England College of Optometry)
Series 1997
1.48%, 01/01/09 (a)(b)	5,750	5,750
Massachusetts Port Auth
RB
Series 2005A
1.25%, 01/01/09 (a)(b)(c)(d)	6,765	6,765
Massachusetts School Building Auth
CP
Series A
1.07%, 02/12/09 (b)	10,000	10,000
1.22%, 02/12/09 (b)	5,000	5,000
Dedicated Sales Tax Bonds
Series 2005A
1.22%, 01/01/09 (a)(b)(c)(d)	995	995
1.70%, 01/01/09 (a)(c)(d)	7,500	7,500
1.85%, 01/01/09 (a)(c)(d)	8,175	8,175
Dedicated Sales Tax Bonds
Series 2007A
1.44%, 01/01/09 (a)(c)(d)	1,695	1,695
1.63%, 01/01/09 (a)(c)(d)	12,600	12,600

See financial notes 45

 Schwab Massachusetts AMT Tax-Free Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Massachusetts Water Pollution Abatement Trust
Pool Program Bonds
Series 13
1.18%, 01/01/09 (a)(c)(d)	1,720	1,720
Massachusetts Water Resources Auth
General RB
Series 2008A
1.65%, 01/01/09 (a)(c)(d)	6,025	6,025
General Refunding RB
Series 2005B
1.18%, 01/01/09 (a)(b)(c)(d)	15,380	15,380
General Refunding RB
Series 2007B
1.13%, 01/01/09 (a)(c)(d)	8,990	8,990
1.64%, 01/01/09 (a)(c)(d)	5,000	5,000
3.53%, 01/01/09 (a)(b)(c)(d)	7,185	7,185
Silver Lake Regional SD
GO BAN
2.10%, 08/21/09	5,000	5,044
Weymouth
GO BAN
2.40%, 09/18/09	4,900	4,912

		511,142

Puerto Rico 2.4%
Puerto Rico
Public Improvement Refunding Bonds
Series 2001
1.72%, 01/01/09 (a)(b)(c)(d)	8,120	8,120
TRAN
Series 2009 A2
1.65%, 07/30/09 (b)	3,000	3,023
Puerto Rico Highway & Transportation Auth
Transportation Refunding RB
Series CC
3.00%, 01/01/09 (a)(b)(c)(d)	1,340	1,340

		12,483

Total Municipal Securities (Cost $523,625)		523,625

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/2008, the tax basis cost of the fund’s investments was $523,625.

(a)	Variable-rate security.
(b)	Credit-enhanced security.
(c)	Liquidity-enhanced security.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $243,260 or 46.5% of net assets.
BAN — Bond anticipation note
GO — General obligation
HFA — Housing finance agency
RAN — Revenue anticipation note
RB — Revenue bond
SD — School district
CP — Commercial paper
TRAN — Tax and revenue anticipation note

46 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$523,625
Cash		16
Receivables:
Investments sold		25
Interest		3,240
Prepaid expenses	+	67

Total assets		526,973

Liabilities
Payables:
Investments bought		4,039
Investment adviser and administrator fees		15
Transfer agent and shareholder services fees		15
Accrued expenses	+	31

Total liabilities		4,100

Net Assets
Total assets		526,973
Total liabilities	−	4,100

Net assets		$522,873
Net Assets by Source
Capital received from investors		522,870
Net investment income not yet distributed		3

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$522,873		522,434		$1.00

See financial notes 47

 Schwab Massachusetts AMT Tax-Free Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$11,889

Net Realized Gains and Losses
Net realized gains on investments		372

Expenses
Investment adviser and administrator fees		1,858
Transfer agent and shareholder service fees		1,858
Temporary Guarantee Program expenses		56
Portfolio accounting fees		55
Trustees’ fees		33
Professional fees		28
Registration fees		27
Interest expense		21
Shareholder reports		18
Custodian fees		13
Other expenses	+	1

Total expenses		3,968
Expense reduction by adviser and Schwab	−	473
Custody credits	−	71

Net expenses		3,424

Increase (Decrease) in Net Assets from Operations
Total investment income		11,889
Net expenses	−	3,424

Net investment income		8,465
Net realized gains	+	372

Increase in net assets from operations		$8,837

48 See financial notes

 Schwab Massachusetts AMT Tax-Free Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$8,465	$13,140
Net realized gains	+	372	24

Increase in net assets from operations		8,837	13,164

Distributions to Shareholders
Distributions from net investment income		8,460	13,150

Transactions in Fund Shares*
Shares sold		1,867,523	1,721,243
Shares reinvested		8,265	13,028
Shares redeemed	+	(1,896,479)	(1,590,375)

Net transactions in fund shares		(20,691)	143,896

Net Assets
Beginning of period		543,187	399,277
Total increase (decrease)	+	(20,314)	143,910

End of period		$522,873	$543,187

Net investment income not yet distributed		$3	$1

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 49

 Schwab Municipal Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund

Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab New York AMT Tax-Free Money Fund offers two share classes: Sweep Shares and Value Advantage Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund, and Schwab Massachusetts AMT Tax-Free Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds used in the preparation of financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the fund are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

50

 Schwab Municipal Money Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(e) Expenses:

Expenses that are specific to a fund or class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses are allocated daily to each class in proportion to its net assets.

(f) Distributions to Shareholders:

The funds declare dividends from net investment income every day they are open for business. These dividends are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank under which the funds receive a credit for their uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the funds meet the tax requirements, it is not required to pay federal income tax.

(j) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(k) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

 51

 Schwab Municipal Money Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2008:

Investments in Securities*
	New York AMT	New Jersey AMT	Pennsylvania	Massachusetts
	Tax-Free	Tax-Free	Municipal	AMT Tax-Free
Valuation Inputs	Money Fund	Money Fund	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—	$—	$—
Level 2 — Other significant observable inputs	3,072,396	847,419	626,871	523,625
Level 3 — Significant unobservable inputs	—	—	—	—

Total	$3,072,396	$847,419	$626,871	$523,625

*  The funds had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk Factors:

Investing in the funds may involve certain risks including, but not limited to, those described below:

The fund invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the fund to experience a loss and may affect its share price.

In addition, the fund may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The fund may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	U.S. Treasury Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The New York AMT Tax-Free Money Fund, New Jersey AMT Tax-Free Money Fund, Pennsylvania Municipal Money Fund and Massachusetts AMT Tax-Free Money Fund paid $291, $78, $52 and $48, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the New York AMT Tax-Free Money Fund, New Jersey AMT Tax-Free Money Fund, Pennsylvania Municipal Money Fund and Massachusetts AMT Tax-Free Money Fund paid $436, $118, $77 and $72, respectively, to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in

52

 Schwab Municipal Money Funds

Financial Notes (continued)

4.	U.S. Treasury Temporary Guarantee Program (continued): (All dollar amounts are x 1,000)

shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Sweep Shares	0.15%	0.20%
Value Advantage Shares*	0.05%	0.17%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows so long as CSIM serves as the investment adviser of the funds:

	New York AMT	New Jersey	Pennsylvania	Massachusetts
	Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Sweep Shares	0.65%	0.65%	0.65%	0.65%
Value Advantage Shares*	0.45%	n/a	n/a	n/a

*  Value Advantage Shares are only offered by New York AMT Tax-Free Money Fund.

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.005% of the funds’ expenses. This voluntary waiver was extended for the period from January 1, 2009 through December 31, 2009.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs.

 53

 Schwab Municipal Money Funds

Financial Notes (continued)

5. Affiliates and Affiliated Transactions (continued):
(All dollar amounts are x 1,000)

This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follows:

New York AMT Tax-Free Money Fund	$1,651,020
New Jersey AMT Tax-Free Money Fund	673,225
Pennsylvania Municipal Money Fund	785,165
Massachusetts AMT Tax-Free Money Fund	872,229

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for the funds during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

7. Borrowing from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The funds had no borrowing from the lines of credit during the period.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax basis were as follows:

	New York AMT	New Jersey	Pennsylvania	Massachusetts
	Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Undistributed tax-exempt income	$27	$12	$2	$3

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the funds had no capital loss carry forwards available to offset net capital gains before the expiration dates.

For tax purposes, realized capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. As of December 31, 2008, the funds had no deferred realized net capital losses and there were no capital losses being utilized to offset capital gains.

The tax-basis components of distributions during the current and prior period were:

54

 Schwab Municipal Money Funds

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

	New York AMT	New Jersey	Pennsylvania	Massachusetts
	Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Current period distributions
Tax-exempt income	$52,581	$13,029	$9,344	$8,460

Prior period distributions
Tax-exempt income	$79,284	$18,359	$12,860	$13,150
Ordinary income	5	11	—	—

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the funds made the following reclassifications:

	New York AMT	New Jersey	Pennsylvania	Massachusetts
	Tax-Free	AMT Tax-Free	Municipal	AMT Tax-Free
	Money Fund	Money Fund	Money Fund	Money Fund

Capital shares	$895	$129	$144	$375
Undistributed net investment income	$(13)	$(14)	$(1)	$(3)
Net realized capital gains and losses	$(882)	$(115)	$(143)	$(372)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for the tax years before 2004.

 55

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab New York AMT Tax-Free Money Fund, Schwab New Jersey AMT Tax-Free Money Fund, Schwab Pennsylvania Municipal Money Fund and Schwab Massachusetts AMT Tax-Free Money Fund (four of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

56

Other Federal Tax Information: (unaudited)

The funds designate the following percentage of the distributions paid from net investment income as tax-exempt interest dividends for the period ended December 31, 2008.

Percentage

New York AMT Tax-Free Money Fund	100
New Jersey AMT Tax-Free Money Fund	100
Pennsylvania Municipal Money Fund	100
Massachusetts AMT Tax-Free Money Fund	100

For the period ended December 31, 2008, the funds hereby designate the following as a capital gain dividend:

New York AMT Tax-Free Money Fund	$861
New Jersey AMT Tax-Free Money Fund	20
Pennsylvania Municipal Money Fund	41
Massachusetts AMT Tax-Free Money Fund	85

 57

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

58

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

 59

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

60

Glossary

Alternative Minimum Tax (AMT) A federal income tax designed to limit the extent to which high-income taxpayers (including individuals, estates, trusts and corporations) can benefit from certain deductions and exemptions. For example, some types of income that are exempt from regular federal income tax are not exempt from the AMT.

bond A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the “coupon rate”) until a specified date (the “maturity date”), at which time the issuer returns the money borrowed (“principal” or “face value”) to the bond holder. Because of their structure, bonds are sometimes called “fixed income securities” or “debt securities.” An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond’s market value prior to call or maturity. There is no guarantee that a bond’s yield to call or maturity will provide a positive return over the rate of inflation.

bond anticipation notes Obligations sold by a state or local government on a short-term basis in anticipation of the issuance of a longer-term bond in the future.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

fixed rate notes  A security with a fixed rate or coupon and a short maturity (typically within thirteen months). For example, bond, revenue or tax anticipation notes.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

money market securities High-quality, short-term debt securities that may be issued by states and local governments and their agencies. Money market securities must have an effective maturity of no longer than 397 days. Examples include bond and tax anticipation notes, commercial paper, variable-rate demand obligations and tender option bonds.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including

Portfolio terms

To help reduce the space occupied by the portfolio holdings, we use the following terms. Most of them appear within descriptions of individual securities in municipal funds, and describe features of the issuer or the security. Some of these are more fully defined elsewhere in the Glossary.

BAN	Bond anticipation note
COP	Certificate of participation
CP	Commercial paper
GAN	Grant anticipation note
GO	General obligation
HDA	Housing Development Authority
HFA	Housing Finance Agency
IDA	Industrial Development Authority
IDB	Industrial Development Board
M/F	Multi-family
RAN	Revenue anticipation note
RB	Revenue bond
S/F	Single-family
TAN	Tax anticipation note
TOB	Tender option bond
TRAN	Tax and revenue anticipation note
VRDO	Variable-rate demand obligation

 61

the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

revenue anticipation notes Obligations that are issued in expectation of the receipt of revenue, such as income taxes, property taxes, etc.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

tax anticipation notes Notes that typically are sold to finance the cash flow needs of municipalities in anticipation of the receipt of taxes on a future date.

tender option bond A security which is created by a financial institution by combining a long-term municipal bond with a liquidity facility which converts the long-term bond into a money-market eligible security. Tender option bonds are issued as section 144A securities.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

variable rate demand obligations (VRDOs) Securities that have long maturities but which, because of their structure, require them to repay principal plus accrued interest within a specified timeframe (usually one or seven days) upon the demand of the bond holder. Depending on their structure, the repayment may be made by the bond issuer or by a financial institution, such as a highly rated bank.

variable rate demand preferred shares (VRDP) Variable rate demand securities that are issued by single state or national closed-end municipal bond funds, which, in turn, invest primarily in portfolios of tax-exempt municipal bonds. It is anticipated that the interest on VRDPs will be exempt from federal income tax. These securities are considered “municipal money market securities” for purposes of the fund’s investment policy as stated in the prospectus.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

62

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR13859-12

Schwab Taxable Money Funds

Annual Report
December 31, 2008

Schwab Government
Money Fundtm

Schwab U.S. Treasury
Money Fundtm

Schwab Value Advantage
Money Fund®

This page is intentionally left blank.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM).
Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

From the Chairman

Charles Schwab
Chairman

Dear Shareholder,

The past year marked one of the most difficult periods in financial history. The depth and duration of the current economic crisis have been unsettling and discouraging for investors. As a longtime investor myself, I know that in an environment like this, it’s hard to sift through all the information and make clear decisions. The news creates concerns, not just about your own financial well-being, but also about the safety and stability of the financial system and institutions you depend on.

The natural instinct is to react emotionally rather than strategically. What I’ve learned from my own experience is that trying to time the market is both difficult and risky. Despite the urge to exit the market during a downturn, participating in the eventual recovery requires remaining invested. Throughout my career I’ve seen nine notable downturns in the market, and in every case the market has eventually recovered. Smart investing is about having an individualized investment plan that can help moderate the effects of down markets and share in the gains of up markets.

At Schwab, we are here to help no matter what the market conditions may be. With funds and services backed by a consistent, balanced, and ethical approach to investing, we’ll do all we can to help you succeed.

Thank you for investing with us.

Sincerely,

2 Schwab Taxable Money Funds

From the President

Randall W. Merk is President and CEO of Charles Schwab Investment Management, Inc. and the funds covered in this report. He joined the firm in 2002 and has held a variety of executive positions at Schwab.

Dear Shareholder,

During the past year, conditions in the financial marketplace were some of the most difficult ever seen. What started as localized disruption in real estate and credit markets eventually proved to be more systemic, leaving no sector or industry safe from turmoil. For money funds, the most trying time was in the latter half of 2008, when the money fund industry was shaken by a number of dramatic events. The impacts of those events are discussed by portfolio management in the following pages. Here, I offer my thoughts and perspective on the overall state of Schwab’s money funds and our investment process.

First and foremost, protecting shareholder principal has been our top priority. Schwab money funds maintained a $1 per share Net Asset Value (NAV) and met all redemption requests throughout the year. We provided additional safety and liquidity to shareholders in response to market dislocations by acquiring more U.S. Government agency securities in our taxable money funds, and by using liquidity facilities provided by the government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility. The funds’ shareholders also benefitted through participation in the U.S. Treasury Department’s Temporary Guarantee Program for Money Market Funds.

Additionally, I want to emphasize that with the efforts of portfolio management and our credit analysis and research team, Schwab’s money funds were able to meet the numerous challenges that arose because of market dislocations. Our credit research department worked in tandem with our portfolio managers to carefully monitor issuers of the funds’ investments, while portfolio management actively adjusted the funds’ holdings and Weighted Average Maturity based upon actual or anticipated changes in interest rates, market liquidity, and credit quality.

If you have any questions about our funds, we are always available at 1-800-435-4000, while additional resources may be found on Schwab.com

Thank you for investing with us.

Sincerely,

Schwab Taxable Money Funds 3

The Investment Environment

Over the past year, the U.S. financial marketplace experienced a degree of disruption and uncertainty rarely seen in its history as volatility, price declines and tight credit contributed to atypical market conditions. While financials had been ailing since August of 2007 following the subprime mortgage crisis, the persistence of tight lending conditions finally began to take a greater toll toward the middle to end of the reporting period. In September of 2008, the U.S. Government took over mortgage giants Freddie Mac and Fannie Mae, followed by the bankruptcy of Lehman Brothers, the sale of Merrill Lynch, and Government intervention in AIG, among other events. In this erratic environment, investors became extremely cautious of all but U.S. Government-backed assets, such as U.S. Treasuries, and in many cases preferred safety and liquidity over yield.

The increase of bad debt on corporate balance sheets and the inability of many corporations to secure appropriate credit to remain well capitalized reached an inflection point during the week of September 15, 2008. In particular, the bankruptcy of Lehman Brothers triggered a decline in the Net Asset Value (NAV) of the Reserve Fund’s Primary Fund, which caused a loss of shareholder principal in that fund. These events precipitated a pronounced flight to quality, as many investors migrated into funds that were more heavily invested in U.S. Treasury and U.S. Government agency securities.

In an effort to limit the impact of these events on the money fund industry, the U.S. Treasury Department responded quickly and proactively to the crisis by setting up its Temporary Guarantee Program for Money Market Funds. In addition, concurrent programs like the Troubled Asset Relief Program (TARP) and the Asset Backed Commercial Paper Money Market Fund Liquidity Facility helped to bolster confidence among investors. These efforts helped to restore a sense of stability to money funds following the events of mid-September.

Yields on many taxable money funds ended the year substantially lower. As a point of comparison, the Barclays Capital U.S. Treasury Bills: 1-3 Months Index stood at 0.01% in December 2008. Interest rate cuts by the Federal Reserve Bank were among the primary contributing factors. After seven consecutive cuts in 2008, the Federal Funds Rate ended the year at a target range of 0% to 0.25%. Additionally, a pronounced flight to the safety of U.S. Government-backed assets pushed yields on U.S. Treasuries and U.S. Government agency securities to low levels as demand soared. During the latter half of the year, yields on short-term U.S. Treasury securities were briefly at 0% and below. Overall, money funds that invested exclusively in Government-backed securities saw the most significant erosion in yields.

With the deepening of the U.S. economic recession and ongoing challenges for financial corporations, investment conditions remained difficult in the last few months of the year. In the broader market, steep declines in equity prices as exemplified by the S&P 500 index, which returned -37.00% over the year, contributed to investors concern over maintaining principal. With the added insecurity brought on by financial failures and persistent volatility, risk aversion increased during the period despite numerous interventionist moves by the U.S. Government and other entities.

Nothing in this report represents a recommendation of a security by the investment adviser.

Manager views and portfolio holdings may have changed since the report date.

4 Schwab Taxable Money Funds

Fund Management

Linda Klingman, a managing director and portfolio manager of the investment adviser, has overall responsibility for the management of the funds. She joined the firm in 1990 and has managed money market funds since 1988.

Karen Wiggan, a managing director and portfolio manager of the investment adviser, has been responsible for day-to-day management of the funds since 1999. She joined the firm in 1987 and has worked in fixed-income portfolio management since 1991.

Mike Neitzke, a managing director and portfolio manager of the investment adviser, has day-to-day responsibility for the management of the funds. He joined the firm in March 2001 and has worked in the financial industry as a portfolio manager since 1986.

Michael Lin, a portfolio manager of the investment adviser, is responsible for the day-to-day co-management of the funds. He joined the firm in 2000 and was named to his current position in 2004.

Schwab Taxable Money Funds 5

Schwab Government Money Fundtm

The Schwab Government Money Fund continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the year, the fund maintained a $1 per share Net Asset Value (NAV). During this period, the demand for agency discount notes dramatically increased as these securities were sought after by investors seeking safety and quality. As a result, yields on these securities fell dramatically. Additionally, by the end of the year the Federal Funds Rate stood at a target range of 0% to 0.25%, a historic low. This low benchmark interest rate in conjunction with heightened demand for agency discount notes had a pronounced downward effect on yields. As a result, the fund’s yield dropped from around 4% in January to around 1% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	28.5%
16-30 Days	9.6%
31-60 Days	16.2%
61-90 Days	17.3%
91-120 Days	14.0%
More than 120 Days	14.4%

 Statistics

Weighted Average Maturity[2]	63 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

U.S. Treasury	3.2%
Government Agency	80.3%
Repurchase Agreements	15.5%
Commercial Paper (CP)
TLGP CP5	0.3%
Corporate Notes (CN)
TLGP CN5	0.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

6 Schwab Government Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab Government
Money Fund

Ticker Symbol	SWGXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.87%

Seven-Day Yield—No Waiver[3]	0.84%

Seven-Day Effective Yield[2]	0.87%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Government Money Fundtm 7

Schwab U.S. Treasury Money Fundtm

The Schwab U.S. Treasury Money Fund continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the year, the fund maintained its $1 per share Net Asset Value (NAV). Due to a pronounced flight to safety during the latter half of the year, preference among many investors for Treasury securities put unprecedented downward pressure on Treasury bill yields. Additionally, by the end of the year the Federal Funds Rate stood at a target range of 0% to 0.25%, a historic low. As a result of the low Federal Funds Rate in conjunction with heightened demand for Treasury securities, the fund’s yield dropped from around 3% in January to under 0.5% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	21.8%
16-30 Days	13.4%
31-60 Days	11.2%
61-90 Days	16.8%
91-120 Days	14.5%
More than 120 Days	22.3%

 Statistics

Weighted Average Maturity[2]	78 days
Credit Quality of Holdings[3] % of portfolio	100% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

U.S. Treasury	100.0%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

8 Schwab U.S. Treasury Money Fundtm

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

Schwab US Treasury
Money Fund

Ticker Symbol	SWUXX
Minimum Initial Investment[1]	*

Seven-Day Yield[2]	0.16%

Seven-Day Yield—No Waiver[3]	0.01%

Seven-Day Effective Yield[2]	0.16%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

*	Subject to eligibility terms and conditions of your Schwab account agreement.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Fund expenses have been partially absorbed by CSIM and Schwab.

[3]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab U.S. Treasury Money Fundtm 9

Schwab Value Advantage Money Fund®

The Schwab Value Advantage Money Fund continued to provide safety and liquidity to shareholders during a period characterized by high volatility and dramatic market events. Throughout the reporting period, the fund maintained its $1 per share Net Asset Value and met all redemption requests. In general, the fund maintained a Weighted Average Maturity (WAM) between 50 and 60 days. During October and November, we shortened the WAM below 50 days in response to investment conditions caused by the events of September, as mentioned in the Investment Environment. When conditions stabilized somewhat in December, we extended the WAM in an effort to partially offset the effects of a declining interest rate environment. Additionally, the fund emphasized overnight and short-term securities in the latter half of the year in order to meet client demand for liquidity. The fund benefitted from liquidity facilities provided by the U.S. Government, such as the Asset Backed Commercial Paper Money Market Fund Liquidity Facility.

Especially toward the latter half of the year, yields were lower as investors migrated to the safety of U.S. Government and overnight securities. As the portfolio increased its allocation to U.S. Government-backed securities, such as U.S. agencies, for which demand was very high, capturing yield became more difficult. Additionally, by the end of the year the Federal Funds Rate stood at a target range of 0% to 0.25%, a historic low. This low benchmark interest rate in conjunction with a desire among investors for safety put significant downward pressure on yields. As a result, the fund’s yield dropped from around 4.5% in January to around 1.5% by December.

As of 12/31/08:

 Portfolio Composition by Maturity1

% of Investments

1-15 Days	22.6%
16-30 Days	15.2%
31-60 Days	21.8%
61-90 Days	25.6%
91-120 Days	4.5%
More than 120 Days	10.3%

 Statistics

Weighted Average Maturity[2]	54 days
Credit Quality of Holdings[3] % of portfolio	99.3% Tier 1

 Portfolio Composition by Security Type4

% of Net Assets

U.S. Treasury	1.2%
Government Agency	31.9%
Repurchase Agreements	5.7%
Commercial Paper (CP)
Asset Backed CP	17.6%
U.S. Banks CP	8.4%
Corporate CP	0.2%
TLGP CP5	3.6%
CDs	26.4%
Bank Notes	1.5%
Corporate Notes (CN)
TLGP CN5	0.4%
Other CN	1.4%
Time Deposits	1.0%
Other	0.7%
Total	100.0%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	As shown in the Portfolio Holdings section of the shareholder report.

[2]	Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months). Positions that have defaulted as noted in Financial Note 9 are excluded from calculation.

[3]	Based on ratings from Moody’s. Where Moody’s ratings are not available, Standard & Poor’s ratings are used. The fund may use different ratings provided by other ratings agencies for purposes of determining compliance with the fund’s investment policies.

[4]	Portfolio Composition is calculated using the Par Value of Investments.

[5]	This is debt of banks, thrifts and/or certain holding companies guaranteed under the FDIC Temporary Liquidity Guarantee Program (TLGP), and the FDIC has stated that the debt is backed by the full faith and credit of the United States Government.

10 Schwab Value Advantage Money Fund®

Performance and Fund Facts as of 12/31/08

The performance data quoted represents past performance. Past performance does not guarantee future results. Current performance may be lower or higher than performance data quoted. To obtain more current performance information, please visit www.schwab.com/schwabfunds.

 Weighted Average Maturity during the period

Money funds must maintain a dollar-weighted average maturity of no longer than 90 days, and cannot invest in any security whose effective maturity is longer than 397 days (approximately 13 months).

 7-Day Average Yield Trend for previous 12 months

 Seven-Day Yields

The seven-day yield is the income generated by the fund’s portfolio holdings minus the fund’s operating expenses. The seven-day yields are calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate.

	Schwab Value Advantage Money Fund
				Institutional
	Investor	Select	Institutional	Prime
	Shares	Shares®	Shares	Shares®

Ticker Symbol	SWVXX	SWBXX	SWAXX	SNAXX
Minimum Initial Investment[1]	$25,000[2]	$1,000,000	$3,000,000	$10,000,000

Seven-Day Yield[3]	1.38%	1.48%	1.57%	1.60%

Seven-Day Yield—No Waiver[4]	1.27%	1.37%	1.47%	1.49%

Seven-Day Effective Yield[3]	1.39%	1.49%	1.58%	1.61%

An investment in a money fund is neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency. Although money funds seek to preserve the value of your investment at $1 per share, it is possible to lose money by investing in a money fund.

Portfolio holdings may have changed since the report date.

[1]	Please see prospectus for further detail and eligibility requirements.

[2]	Minimum initial investment for IRA and custodial accounts is $15,000.

[3]	Fund expenses have been partially absorbed by CSIM and Schwab.

[4]	Yield if fund expenses had not been partially absorbed by CSIM and Schwab.

Schwab Value Advantage Money Fund® 11

Fund Expenses (Unaudited)

 Examples for a $1,000 Investment

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning July 1, 2008 and held through December 31, 2008.

Actual Return lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value ÷ $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled “Expenses Paid During Period”.

Hypothetical Return lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund’s or share class’ actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

			Ending
		Beginning	Account Value	Expenses Paid
	Expense Ratio[1]	Account Value	(Net of Expenses)	During Period[2]
	(Annualized)	at 7/1/08	at 12/31/08	7/1/08–12/31/08

Schwab Government Money Fundtm
Actual Return	0.74%	$1,000	$1,007.50	$3.73
Hypothetical 5% Return	0.74%	$1,000	$1,021.42	$3.76

Schwab U.S. Treasury Money Fundtm
Actual Return	0.60%	$1,000	$1,003.70	$3.02
Hypothetical 5% Return	0.60%	$1,000	$1,022.12	$3.05

Schwab Value Advantage Money Fund®
Investor Shares
Actual Return	0.45%	$1,000	$1,010.20	$2.27
Hypothetical 5% Return	0.45%	$1,000	$1,022.87	$2.29
Select Shares®
Actual Return	0.35%	$1,000	$1,010.70	$1.77
Hypothetical 5% Return	0.35%	$1,000	$1,023.38	$1.78
Institutional Shares
Actual Return	0.26%	$1,000	$1,011.10	$1.31
Hypothetical 5% Return	0.26%	$1,000	$1,023.83	$1.32
Institutional Prime Shares®
Actual Return	0.23%	$1,000	$1,011.30	$1.16
Hypothetical 5% Return	0.23%	$1,000	$1,024.58	$1.17

[1]	Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

[2]	Expenses for each fund or share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 184 days of the period, and divided by 366 days of the fiscal year.

12 Schwab Taxable Money Funds

Schwab Government Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.02	0.04	0.04	0.03	0.01

Less distributions:
Distributions from net investment income	(0.02)	(0.04)	(0.04)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.98	4.55	4.37	2.52	0.65

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.73 [1]	0.74	0.75	0.75	0.75
Gross operating expenses	0.75	0.75	0.84	0.83	0.83
Net investment income (loss)	1.86	4.41	4.31	2.49	0.64
Net assets, end of period ($ x 1,000,000)	15,473	7,544	3,513	2,471	2,535

1 The ratio of net operating expenses would have been 0.72%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

See financial notes 13

 Schwab Government Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

80.3%	Federal Agency Securities	12,430,608	12,430,608
3.2%	U.S. Government Securities	499,231	499,231
0.7%	Variable-Rate Obligations	100,000	100,000
0.3%	Short-Term Investment	49,910	49,910
15.5%	Other Investments	2,392,709	2,392,709

100.0%	Total Investments	15,472,458	15,472,458
0.0%	Other Assets and Liabilities, Net		89

100.0%	Net Assets		15,472,547

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Federal Agency Securities 80.3% of net assets

Fixed-Rate Coupon Notes 19.9%
Fannie Mae
2.20%, 01/15/09	46,207	46,259
2.40%, 01/23/09	36,600	36,656
1.22%, 07/13/09	17,071	17,422
2.04%, 09/15/09	44,718	46,135
Federal Home Loan Bank
2.20%, 01/14/09	2,220	2,222
2.19%, 01/15/09	40,000	40,000
2.34%, 01/15/09	40,000	40,000
2.20%, 01/16/09	50,000	50,061
2.41%, 02/06/09	30,000	30,004
2.56%, 03/17/09	75,000	74,989
0.90%, 03/20/09	423,000	423,911
0.77%, 03/30/09	50,000	50,180
1.16%, 04/01/09	79,525	79,727
2.30%, 04/01/09	30,000	29,991
1.15%, 04/03/09	12,500	12,536
0.75%, 04/09/09	200,000	200,775
1.05%, 04/09/09	250,000	250,564
1.17%, 04/14/09	21,070	21,133
1.18%, 04/14/09	10,050	10,081
2.33%, 04/21/09	30,000	30,000
0.81%, 04/23/09	230,000	231,047
1.70%, 04/24/09	50,000	50,103
3.00%, 04/24/09	30,000	29,948
2.45%, 04/29/09	50,000	50,002
2.58%, 04/30/09	30,000	30,000
0.60%, 06/04/09	50,000	50,952
2.73%, 06/04/09	40,000	40,000
2.73%, 06/10/09	75,000	75,000
0.50%, 06/12/09	200,000	204,210
1.55%, 08/07/09	20,000	20,128
2.11%, 08/25/09	13,000	13,069
2.80%, 09/24/09	40,000	39,998
0.80%, 10/02/09	16,800	16,981
0.80%, 10/09/09	13,995	14,390
1.04%, 10/09/09	30,000	30,793
1.52%, 12/08/09	50,000	50,137
Freddie Mac
2.40%, 01/12/09	25,000	25,011
0.15%, 01/16/09	146,100	146,382
2.25%, 03/05/09	23,000	23,097
2.45%, 03/05/09	61,523	61,856
2.41%, 04/07/09	30,000	29,999
1.23%, 04/14/09	50,000	50,145
2.25%, 04/15/09	68,743	68,956
0.65%, 06/11/09	50,000	50,957
1.45%, 07/15/09	8,200	8,322
2.45%, 07/15/09	27,000	27,254
1.60%, 09/15/09	50,000	51,742
2.00%, 09/15/09	35,000	36,119
2.15%, 09/15/09	11,000	11,340
1.30%, 11/03/09	50,000	51,423

		3,082,007

Fixed-Rate Discount Notes 45.5%
Fannie Mae
1.50%, 01/02/09	8,058	8,058
2.75%, 01/07/09	20,000	19,991
0.60%, 01/12/09	25,000	24,995
2.16%, 01/14/09	75,000	74,942
2.84%, 01/16/09	19,708	19,685
2.78%, 01/21/09	7,500	7,489
2.86%, 01/21/09	36,883	36,825
2.83%, 01/22/09	10,000	9,984
0.05%, 01/27/09	67,000	66,998
0.15%, 01/27/09	4,125	4,125
2.74%, 01/28/09	40,000	39,919
2.85%, 01/28/09	12,600	12,573
2.99%, 02/02/09	50,066	49,934
3.53%, 02/02/09	67,632	67,422
2.32%, 02/04/09	22,417	22,368
2.82%, 02/04/09	24,108	24,044
2.78%, 02/09/09	102,000	101,696
2.80%, 02/11/09	200,000	199,371
2.87%, 02/11/09	14,990	14,942
2.79%, 02/17/09	36,000	35,871
2.84%, 02/17/09	100,000	99,634
2.83%, 02/18/09	10,000	9,963
2.85%, 02/18/09	50,000	49,813
2.89%, 02/18/09	40,000	39,848
2.26%, 02/23/09	7,800	7,774

14 See financial notes

 Schwab Government Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.78%, 03/02/09	72,400	72,306
2.06%, 03/02/09	39,513	39,378
3.46%, 03/25/09	75,000	74,412
0.65%, 04/01/09	38,830	38,768
1.41%, 04/01/09	75,000	74,737
1.55%, 04/13/09	90,000	89,607
1.31%, 06/22/09	50,000	49,689
1.26%, 07/01/09	300,000	298,115
0.60%, 08/03/09	150,000	149,465
0.76%, 12/01/09	50,000	49,652
Federal Home Loan Bank
3.02%, 01/06/09	70,000	69,971
2.11%, 01/07/09	100,000	99,965
3.34%, 01/12/09	75,000	74,924
0.05%, 01/14/09	54,252	54,251
2.41%, 01/14/09	140,000	139,879
3.23%, 01/15/09	208,000	207,741
2.27%, 01/20/09	100,000	99,881
2.35%, 01/20/09	85,663	85,558
2.84%, 01/20/09	20,000	19,970
0.13%, 01/21/09	8,610	8,609
3.34%, 01/22/09	100,000	99,807
1.76%, 02/02/09	85,000	84,868
2.17%, 02/02/09	50,000	49,904
0.05%, 02/03/09	16,000	15,999
0.15%, 02/18/09	12,523	12,520
1.04%, 02/20/09	100,000	99,856
2.83%, 02/24/09	30,000	29,875
2.59%, 02/25/09	50,000	49,805
2.43%, 03/06/09	56,823	56,581
2.45%, 03/09/09	50,000	49,775
2.52%, 03/13/09	24,000	23,882
2.54%, 03/13/09	50,000	49,752
2.94%, 03/16/09	50,000	49,702
2.50%, 03/17/09	50,000	49,743
2.43%, 04/13/09	117,000	116,204
3.15%, 04/13/09	50,000	49,561
2.53%, 04/14/09	50,000	49,642
3.05%, 04/20/09	55,000	54,500
3.05%, 04/22/09	30,000	29,723
2.94%, 05/01/09	50,000	49,517
2.02%, 05/04/09	100,000	99,317
1.82%, 05/13/09	30,000	29,802
1.82%, 05/14/09	50,000	49,668
0.54%, 06/09/09	4,250	4,240
0.40%, 06/15/09	80,000	79,853
Freddie Mac
2.75%, 01/05/09	31,000	30,991
2.83%, 01/05/09	10,000	9,997
1.83%, 01/12/09	100,000	99,944
1.96%, 01/12/09	100,000	99,940
2.70%, 01/12/09	90,000	89,927
2.71%, 01/20/09	100,000	99,859
0.12%, 01/21/09	80,000	79,995
2.77%, 02/02/09	15,682	15,644
2.84%, 02/02/09	50,000	49,876
2.33%, 02/09/09	34,000	33,915
2.74%, 02/09/09	47,000	46,862
2.75%, 02/09/09	40,000	39,883
2.73%, 02/11/09	185,000	184,431
2.79%, 02/18/09	50,000	49,816
2.34%, 02/24/09	200,000	199,304
2.88%, 03/02/09	36,504	36,331
2.89%, 03/02/09	25,775	25,653
1.66%, 03/09/09	78,875	78,633
1.10%, 03/10/09	25,000	24,948
0.15%, 03/11/09	100,000	99,971
1.10%, 03/11/09	225,000	224,526
2.86%, 03/13/09	50,000	49,722
0.04%, 03/16/09	66,300	66,295
2.78%, 03/16/09	50,000	49,717
0.04%, 03/17/09	154,300	154,287
1.23%, 03/17/09	25,000	24,936
1.23%, 03/19/09	65,740	65,568
1.31%, 03/24/09	50,000	49,852
1.41%, 03/31/09	15,090	15,038
1.31%, 04/02/09	125,000	124,589
1.21%, 04/27/09	90,077	89,729
1.16%, 05/11/09	45,000	44,813
1.21%, 05/12/09	100,000	99,563
0.40%, 05/19/09	75,000	74,885
0.45%, 05/26/09	32,662	32,603
0.45%, 05/28/09	200,000	199,632
1.51%, 07/06/09	82,000	81,364
2.62%, 09/14/09	13,334	13,092

		7,035,369

Variable-Rate Coupon Notes 14.9%
Fannie Mae
4.37%, 01/21/09	100,000	100,000
2.18%, 02/12/09	50,000	49,994
Federal Farm Credit Bank
0.87%, 01/16/09	50,000	50,000
Federal Home Loan Bank
4.11%, 01/05/09	50,000	50,000
1.83%, 01/06/09	50,000	50,000
4.16%, 01/07/09	50,000	50,018
4.09%, 01/08/09	75,000	75,003
4.12%, 01/09/09	120,000	120,004
4.35%, 01/10/09	75,000	75,000
4.59%, 01/11/09	25,000	25,019
1.15%, 01/13/09	250,000	249,383
4.64%, 01/14/09	50,000	50,000
0.39%, 01/23/09	75,000	74,919
0.39%, 01/28/09	40,000	39,982
2.69%, 02/05/09	100,000	100,000
2.04%, 02/18/09	50,000	50,000
2.12%, 02/18/09	100,000	100,005
2.05%, 02/19/09	50,000	49,999
2.20%, 02/19/09	50,000	49,980
2.04%, 02/20/09	125,000	125,000
2.01%, 02/23/09	50,000	49,999
1.98%, 02/27/09	75,000	75,002
2.00%, 03/04/09	50,000	50,000
2.01%, 03/04/09	50,000	50,000
2.19%, 03/10/09	50,000	50,000
1.74%, 03/15/09	50,000	49,985
0.93%, 03/22/09	50,000	50,000
1.30%, 03/26/09	45,000	44,999
1.47%, 03/27/09	50,000	50,000
Freddie Mac
1.79%, 01/05/09	100,000	100,000
1.80%, 01/07/09	20,000	19,980
1.80%, 01/08/09	50,000	49,991
1.12%, 01/13/09	14,000	13,999

See financial notes 15

 Schwab Government Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

2.00%, 03/05/09	125,000	124,971

		2,313,232

Total Federal Agency Securities (Cost $12,430,608)		12,430,608

U.S. Government Securities 3.2% of net assets

U.S. Treasury Bills 3.2%
U.S. Treasury Bills
1.25%, 01/22/09	300,000	299,781
1.02%, 04/09/09	200,000	199,450

Total U.S. Government Securities (Cost $499,231)		499,231

Variable-Rate Obligation 0.7% of net assets
General Electric Capital Corp.
2.59%, 03/09/09 (a)(b)	100,000	100,000

Total Variable-Rate Obligation (Cost $100,000)		100,000

Short-Term Investment 0.3% of net assets

Commercial Paper & Other Corporate Obligations 0.3%
Citigroup Funding, Inc.
0.63%, 04/14/09 (a)(b)	50,000	49,910

Total Short-Term Investment (Cost $49,910)		49,910

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 15.5% of net assets

Repurchase Agreements 15.5%
Banc of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $918,000
0.08%, issued 12/31/08,
due 01/02/09	900,004	900,000
Barclays Capital, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $918,000
0.05%, issued 12/31/08,
due 01/02/09	900,003	900,000
Credit Suisse Securities (USA) L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $18,064
0.07%, issued 12/31/08,
due 01/02/09	17,709	17,709
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $331,500
0.10%, issued 12/31/08,
due 01/02/09	325,002	325,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $153,000
0.05%, issued 12/31/08,
due 01/02/09	150,000	150,000
Morgan Stanley & Co., Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $102,000
0.03%, issued 12/31/08,
due 01/02/09	100,000	100,000

Total Other Investments (Cost $2,392,709)		2,392,709

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $15,472,458.

(a)	Credit-enhanced security.
(b)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

16 See financial notes

 Schwab Government Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$15,472,458
Receivables:
Interest		38,793
Prepaid expenses	+	1,534

Total assets		15,512,785

Liabilities
Payables:
Investments bought		38,768
Investment adviser and administrator fees		364
Transfer agent and shareholder services fees		502
Accrued expenses	+	604

Total liabilities		40,238

Net Assets
Total assets		15,512,785
Total liabilities	−	40,238

Net assets		$15,472,547
Net Assets by Source
Capital received from investors		15,472,516
Net investment income not yet distributed		31

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$15,472,547		15,473,580		$1.00

See financial notes 17

 Schwab Government Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$273,650

Net Realized Gains and Losses
Net realized gains on investments		68

Expenses
Investment adviser and administrator fees		33,912
Transfer agent and shareholder service fees		42,263
Temporary Guarantee Program expense		1,294
Registration fees		1,065
Shareholder reports		548
Portfolio accounting fees		235
Custodian fees		181
Professional fees		64
Trustees’ fees		59
Other expenses	+	64

Total expenses		79,685
Expense reduction by adviser and Schwab	−	2,643

Net expenses		77,042

Increase (Decrease) in Net Assets from Operations
Total investment income		273,650
Net expenses	−	77,042

Net investment income		196,608
Net realized gains	+	68

Increase in net assets from operations		$196,676

18 See financial notes

 Schwab Government Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$196,608	$213,285
Net realized gains	+	68	11

Increase in net assets from operations		196,676	213,296

Distributions to Shareholders
Distributions from net investment income		196,608	213,285

Transactions in Fund Shares*
Shares sold		59,579,530	24,841,616
Shares reinvested		192,664	210,283
Shares redeemed	+	(51,843,914)	(21,020,623)

Net transactions in fund shares		7,928,280	4,031,276

Net Assets
Beginning of period		7,544,199	3,512,912
Total increase	+	7,928,348	4,031,287

End of period		$15,472,547	$7,544,199

Net investment income not yet distributed		$31	$-

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 19

Schwab U.S. Treasury Money Fundtm

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.01	0.04	0.04	0.02	0.01

Less distributions:
Distributions from net investment income	(0.01)	(0.04)	(0.04)	(0.02)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	1.35	4.15	4.18	2.36	0.62

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.59 [1]	0.60	0.62	0.64	0.65
Gross operating expenses	0.74	0.75	0.83	0.83	0.82
Net investment income (loss)	1.02	3.90	4.10	2.32	0.61
Net assets, end of period ($ x 1,000,000)	31,986	9,967	3,538	3,574	3,811

1 The ratio of net operating expenses would have been 0.58%, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

20 See financial notes

 Schwab U.S. Treasury Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

			Cost	Value
Holdings by Category			($ x 1,000)	($ x 1,000)

108.6%		U.S. Government Securities	34,734,259	34,734,259

108.6%		Total Investments	34,734,259	34,734,259
(8	.6)%	Other Assets and Liabilities, Net		(2,748,366)

100.0%		Net Assets		31,985,893

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 108.6% of net assets

Treasury Notes 0.0%
U.S. Treasury Notes
2.50%, 03/31/09	14,020	14,103

U.S. Treasury Bills 108.6%
U.S. Treasury Bills
0.02%, 01/02/09	9,060	9,060
0.03%, 01/02/09	28,725	28,725
0.04%, 01/02/09	4,315	4,315
0.05%, 01/02/09	450,000	449,999
0.67%, 01/02/09	300,000	299,994
0.70%, 01/02/09	100,000	99,998
0.80%, 01/02/09	300,000	299,993
0.90%, 01/02/09	50,000	49,999
1.10%, 01/02/09	1,500,000	1,499,954
0.01%, 01/08/09	50,115	50,098
0.07%, 01/08/09	294,390	294,386
0.60%, 01/08/09	260,000	259,970
0.70%, 01/08/09	700,000	699,905
0.85%, 01/08/09	200,000	199,967
0.90%, 01/08/09	100,000	99,982
1.09%, 01/08/09	956	956
1.33%, 01/08/09	621,000	620,841
1.62%, 01/08/09	92,705	92,676
1.66%, 01/08/09	600,000	599,807
2.07%, 01/08/09	200,000	199,932
2.08%, 01/08/09	106,450	106,413
0.18%, 01/15/09	20,000	19,999
0.60%, 01/15/09	450,000	449,895
0.64%, 01/15/09	175,000	174,956
0.65%, 01/15/09	135,000	134,966
0.75%, 01/15/09	1,735	1,734
0.80%, 01/15/09	300,000	299,907
1.31%, 01/15/09	6,850	6,847
1.73%, 01/15/09	100,000	99,933
1.82%, 01/15/09	100,000	99,924
2.01%, 01/15/09	300,000	299,773
0.01%, 01/22/09	25,000	24,975
0.53%, 01/22/09	1,000,000	999,691
0.60%, 01/22/09	300,000	299,895
0.62%, 01/22/09	100,000	99,964
0.70%, 01/22/09	500,000	499,796
0.72%, 01/22/09	250,000	249,895
1.01%, 01/22/09	250,000	249,853
1.04%, 01/22/09	250,000	249,848
1.25%, 01/22/09	200,000	199,854
1.89%, 01/22/09	200,000	199,800
1.96%, 01/22/09	50,000	49,950
0.90%, 01/29/09	850,000	849,405
0.94%, 01/29/09	150,000	149,890
0.97%, 01/29/09	250,000	249,811
1.24%, 01/29/09	300,000	299,711
0.50%, 02/05/09	910,000	909,558
0.52%, 02/05/09	190,000	189,904
0.60%, 02/05/09	225,000	224,869
0.99%, 02/05/09	75,000	74,928
1.94%, 02/05/09	100,000	99,813
0.02%, 02/12/09	2,565	2,565
0.44%, 02/12/09	700,000	699,641
1.97%, 02/12/09	300,000	299,318
2.04%, 02/12/09	100,000	99,764
0.01%, 02/19/09	20,000	20,000
0.20%, 02/19/09	350,000	349,905
0.09%, 02/26/09	169,675	169,651
0.13%, 02/26/09	250,000	249,951
0.70%, 02/26/09	100,000	99,891
1.90%, 02/26/09	200,000	199,414
1.93%, 02/26/09	6,840	6,820
1.97%, 02/26/09	200,000	199,393
0.04%, 03/05/09	100,000	99,994
0.05%, 03/05/09	50,000	49,996
0.10%, 03/05/09	450,000	449,921
0.60%, 03/05/09	150,000	149,842
1.91%, 03/05/09	200,920	200,255
1.92%, 03/05/09	250,000	249,169
1.96%, 03/05/09	150,000	149,491
0.01%, 03/12/09	702,850	702,836
0.02%, 03/12/09	200,000	199,993
1.86%, 03/12/09	100,000	99,641
1.92%, 03/12/09	350,000	348,707
0.01%, 03/19/09	571,325	571,315
0.05%, 03/19/09	500,000	499,947
0.18%, 03/19/09	100,000	99,961
0.58%, 03/19/09	200,000	199,752
0.64%, 03/19/09	200,000	199,726
0.83%, 03/19/09	125,000	124,778
1.38%, 03/19/09	300,000	299,121
1.81%, 03/19/09	100,000	99,617
0.03%, 03/26/09	200,000	199,986
0.04%, 03/26/09	375,000	374,966

See financial notes 21

 Schwab U.S. Treasury Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

0.81%, 03/26/09	240,000	239,546
0.82%, 03/26/09	100,000	99,809
1.61%, 03/26/09	100,000	99,627
0.02%, 04/02/09	200,000	199,990
0.03%, 04/02/09	250,000	249,981
0.04%, 04/02/09	1,000,000	999,912
0.05%, 04/02/09	450,000	449,944
0.20%, 04/02/09	130,000	129,934
0.50%, 04/02/09	430,000	429,457
0.78%, 04/02/09	30,000	29,941
0.82%, 04/02/09	200,000	199,585
1.17%, 04/02/09	35,000	34,897
0.85%, 04/09/09	250,000	249,425
1.01%, 04/09/09	5,000	4,986
0.02%, 04/16/09	15,000	14,999
0.58%, 04/16/09	185,000	184,687
0.63%, 04/16/09	165,000	164,697
1.03%, 04/16/09	250,000	249,256
1.04%, 04/16/09	100,000	99,700
0.02%, 04/23/09	10,000	9,999
0.65%, 04/23/09	200,000	199,596
0.66%, 04/23/09	150,000	149,692
1.82%, 04/23/09	100,000	99,440
0.02%, 04/29/09	10,000	9,999
0.03%, 04/29/09	46,000	45,996
0.70%, 04/29/09	600,000	598,623
1.34%, 04/29/09	200,000	199,128
1.36%, 04/29/09	50,000	49,779
0.04%, 05/07/09	30,000	29,996
0.82%, 05/07/09	220,000	219,369
0.81%, 05/14/09	400,000	398,803
0.88%, 05/14/09	52,505	52,335
0.05%, 05/15/09	65,805	65,793
0.53%, 05/15/09	75,000	74,852
0.71%, 05/15/09	50,000	49,868
0.82%, 05/15/09	400,000	398,779
0.05%, 05/21/09	17,700	17,697
0.90%, 05/21/09	500,000	498,251
0.54%, 05/28/09	200,000	199,563
0.58%, 05/28/09	250,000	249,413
0.16%, 06/04/09	60,000	59,959
0.18%, 06/04/09	125,000	124,904
0.48%, 06/04/09	70,000	69,856
0.17%, 06/11/09	225,000	224,829
0.22%, 06/11/09	250,000	249,754
0.25%, 06/11/09	50,000	49,944
0.30%, 06/11/09	250,000	249,665
0.25%, 06/18/09	200,000	199,767
0.52%, 06/24/09	100,000	99,749
1.32%, 06/24/09	75,000	74,525
0.18%, 06/25/09	285,000	284,750
0.19%, 06/25/09	215,000	214,804
0.22%, 06/25/09	105,000	104,888
0.29%, 06/25/09	400,000	399,446
0.24%, 07/02/09	200,000	199,759
0.27%, 07/02/09	500,000	499,321
0.54%, 07/02/09	200,000	199,459
0.55%, 07/02/09	130,000	129,639
0.61%, 07/02/09	200,000	199,383
1.03%, 07/02/09	100,000	99,484
1.09%, 07/02/09	75,000	74,591
1.34%, 07/02/09	150,000	148,991
1.52%, 07/02/09	100,000	99,242
0.30%, 07/30/09	150,000	149,737
0.31%, 07/30/09	85,000	84,846
0.34%, 08/27/09	147,000	146,670
0.42%, 09/15/09	400,000	398,801
0.49%, 10/22/09	85,000	84,660
0.95%, 10/22/09	45,000	44,655
0.49%, 11/19/09	500,000	497,809
0.39%, 12/17/09	17,350	17,284

		34,720,156

Total U.S. Government Securities (Cost $34,734,259)		34,734,259

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $34,734,259.

22 See financial notes

 Schwab U.S. Treasury Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$34,734,259
Cash		49,882
Receivables:
Interest		161
Prepaid expenses	+	3,262

Total assets		34,787,564

Liabilities
Payables:
Investments bought		2,798,778
Investment adviser and administrator fees		390
Transfer agent and shareholder services fees		1,060
Accrued expenses	+	1,443

Total liabilities		2,801,671

Net Assets
Total assets		34,787,564
Total liabilities	−	2,801,671

Net assets		$31,985,893
Net Assets by Source
Capital received from investors		31,986,024
Net realized capital losses		(131)

Net Asset Value (NAV)

		Shares
Net Assets	÷	Outstanding	=	NAV

$31,985,893		31,986,233		$1.00

See financial notes 23

 Schwab U.S. Treasury Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$304,653

Net Realized Gains and Losses
Net realized gains on investments		335

Expenses
Investment adviser and administrator fees		57,835
Transfer agent and shareholder service fees		75,574
Temporary Guarantee Program expense		2,775
Registration fees		1,991
Shareholder reports		483
Portfolio accounting fees		413
Custodian fees		355
Professional fees		99
Trustees’ fees		79
Other expenses	+	83

Total expenses		139,687
Expense reduction by adviser and Schwab	−	28,275
Custody credits	−	2

Net expenses		111,410

Increase (Decrease) in Net Assets from Operations
Total investment income		304,653
Net expenses	−	111,410

Net investment income		193,243
Net realized gains	+	335

Increase in net assets from operations		$193,578

24 See financial notes

 Schwab U.S. Treasury Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$193,243	$206,325
Net realized gains	+	335	605

Increase in net assets from operations		193,578	206,930

Distributions to Shareholders
Distributions from net investment income		193,243	206,325

Transactions in Fund Shares*
Shares sold		93,441,522	27,832,003
Shares reinvested		189,409	203,898
Shares redeemed	+	(71,612,347)	(21,607,350)

Net transactions in fund shares		22,018,584	6,428,551

Net Assets
Beginning of period		9,966,974	3,537,818
Total increase	+	22,018,919	6,429,156

End of period		$31,985,893	$9,966,974

*	Transactions took place at $1.00 per share; figures for share quantities are the same as for dollars.

See financial notes 25

Schwab Value Advantage Money Fund®

Financial Statements

Financial Highlights

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Investor Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.59	5.01	4.72	2.86	0.98

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.44 [1]	0.45	0.45	0.45	0.45
Gross operating expenses	0.56	0.55	0.57	0.56	0.56
Net investment income (loss)	2.60	4.89	4.65	2.83	0.97
Net assets, end of period ($ x 1,000,000)	37,685	43,248	33,206	24,112	23,365

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Select Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.69	5.12	4.82	2.96	1.09

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.34 [1]	0.35	0.35	0.35	0.35
Gross operating expenses	0.45	0.45	0.53	0.56	0.56
Net investment income (loss)	2.71	4.99	4.79	3.03	1.10
Net asset, end of period ($ x 1,000,000)	6,130	7,453	5,158	2,325	1,209

1 The ratio of net operating expenses would have been 0.43% for Investor Shares and 0.33% for Select Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.

26 See financial notes

 Schwab Value Advantage Money Fund®

Financial Highlights continued

	1/1/08–	1/1/07–	1/1/06–	1/1/05–	1/1/04–
Institutional Shares	12/31/08	12/31/07	12/31/06	12/31/05	12/31/04

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.05	0.03	0.01

Less distributions:
Distributions from net investment income	(0.03)	(0.05)	(0.05)	(0.03)	(0.01)

Net asset value at end of period	1.00	1.00	1.00	1.00	1.00

Total return (%)	2.78	5.23	4.94	3.08	1.20

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.25 [1]	0.24	0.24	0.24	0.24
Gross operating expenses	0.35	0.34	0.49	0.56	0.56
Net investment income (loss)	2.77	5.10	4.90	3.11	1.20
Net assets, end of period ($ x 1,000,000)	4,464	4,748	3,817	1,929	1,054

	1/1/08–	1/1/07–	10/5/06[2]–
Institutional Prime Shares	12/31/08	12/31/07	12/31/06

Per-Share Data ($)

Net asset value at beginning of period	1.00	1.00	1.00

Income (loss) from investment operations:
Net investment income (loss)	0.03	0.05	0.01
Less Distributions From:
Distributions from net investment income	(0.03)	(0.05)	(0.01)

Net asset value at end of period	1.00	1.00	1.00

Total return (%)	2.81	5.26	1.25	[3]

Ratios/Supplemental Data (%)

Ratios to average net assets:
Net operating expenses	0.22 [1]	0.21	0.21	[4]
Gross operating expenses	0.32	0.32	0.36	[4]
Net investment income (loss)	2.89	5.12	5.18	[4]
Net assets, end of period ($ x 1,000,000)	2,476	4,235	1,693

1 The ratio of net operating expenses would have been 0.24% for Institutional Shares and 0.21% for Institutional Prime Shares, respectively, if certain non-routine expenses (participation fees for the Treasury’s Temporary Guarantee Program for Money Market Funds) had not been included.
2 Commencement of operations.
3 Not Annualized.
4 Annualized.

See financial notes 27

 Schwab Value Advantage Money Fund

Portfolio Holdings as of December 31, 2008

This section shows all the securities in the fund’s portfolio and their value as of the report date.

The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund’s Form N-Q is available on the SEC’s website at http://www.sec.gov and may be viewed and copied at the SEC’s Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund’s most recent Form N-Q is also available by visiting Schwab’s website at www.schwab.com/schwabfunds.

For fixed rate obligations, the rate shown is the effective yield at the time of purchase, except U.S. Treasury notes, for which the rate shown is the interest rate (the rate established when the obligation was issued). For variable-rate obligations, the rate shown is the rate as of the report date and the maturity date shown is the next interest rate change date.

		Cost	Value
Holdings by Category		($ x 1,000)	($ x 1,000)

86.6%	Fixed-Rate Obligations	43,952,401	43,952,401
6.4%	Variable-Rate Obligations	3,232,514	3,232,514
5.7%	Other Investments	2,909,943	2,909,943
1.2%	U.S. Government Securities	599,989	599,989

99.9%	Total Investments	50,694,847	50,694,847
0.1%	Other Assets and Liabilities, Net		60,554

100.0%	Net Assets		50,755,401

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Obligations 86.6% of net assets

Bank Notes 0.5%
Bank of America, N.A.
2.86%, 01/12/09	60,000	60,000
2.92%, 01/15/09	60,000	60,000
1.55%, 02/13/09	125,000	125,000

		245,000

Certificates of Deposit 25.6%
Abbey National Treasury Services PLC
3.07%, 01/16/09 (a)	264,000	264,000
ABN AMRO Bank N.V.
3.11%, 02/23/09	15,000	15,000
Australia & New Zealand Banking Group Ltd.
0.78%, 02/27/09	100,000	100,000
1.05%, 04/02/09	50,000	50,000
Banco Bilbao Vizcaya Argentaria S.A.
3.14%, 01/14/09	62,000	62,000
3.11%, 01/16/09	44,000	44,000
3.08%, 01/20/09	15,000	15,000
3.16%, 01/27/09	36,000	36,000
Banco Santander Central Hispano S.A.
3.10%, 01/20/09	145,000	145,000
2.98%, 02/12/09	73,000	73,014
3.06%, 02/12/09	40,000	40,004
Bank of America, N.A.
2.13%, 03/04/09	195,000	195,000
1.65%, 03/06/09	58,000	58,000
Bank of the West
3.10%, 03/03/09	26,000	26,000
3.11%, 03/09/09	65,000	65,000
3.11%, 03/10/09	190,000	190,000
Bank of Tokyo Mitsubishi UFJ Ltd.
1.20%, 04/02/09	214,000	214,000
1.40%, 04/03/09	200,000	200,000
Barclays Bank PLC
3.35%, 01/26/09	125,000	125,000
2.85%, 03/10/09	317,000	317,000
3.12%, 03/12/09	110,000	110,000
BNP Paribas
3.05%, 01/02/09	200,000	200,000
3.10%, 01/02/09	375,000	375,000
3.07%, 01/05/09	52,000	52,000
3.06%, 01/16/09	16,000	16,000
3.08%, 03/06/09	246,000	246,000
3.10%, 03/09/09	165,000	165,000
3.09%, 03/11/09	245,000	245,000
Calyon
3.13%, 02/06/09	145,000	145,000
Chase Bank (USA)
2.84%, 01/08/09	147,000	147,000
2.82%, 01/09/09	17,000	17,000
2.83%, 01/13/09	340,000	340,000
2.95%, 03/16/09	444,000	444,000
Citibank, N.A.
3.05%, 02/19/09	200,000	200,000
3.04%, 02/24/09	265,000	265,000
Credit Agricole S.A.
3.12%, 01/05/09	125,000	125,000
3.24%, 01/20/09	74,000	74,000
3.11%, 01/26/09	43,000	43,000
Credit Suisse
3.13%, 01/23/09	176,000	176,000
3.12%, 01/27/09	210,000	210,000
DnB NOR Bank ASA
3.06%, 01/05/09	47,000	47,000
Harris, N.A.
3.10%, 01/16/09	96,000	96,000
3.12%, 01/20/09	59,000	59,000
HSBC Bank PLC
3.12%, 01/30/09	40,000	40,000
2.00%, 03/09/09	186,000	186,000
1.00%, 04/06/09	205,000	205,000
ING Bank N.V.
3.12%, 01/06/09	67,000	67,000
3.11%, 01/12/09	133,000	133,000
3.11%, 01/15/09	115,000	115,000
3.11%, 01/28/09	8,000	8,000
3.12%, 01/29/09	25,000	25,000
3.11%, 02/06/09	67,000	67,000
3.10%, 02/12/09	129,000	129,000
Intesa Sanpaolo
3.03%, 01/12/09	8,000	8,000
3.11%, 01/12/09	202,000	202,000
3.13%, 01/26/09	74,000	74,000
3.15%, 02/20/09	165,000	165,000

28 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

3.14%, 02/23/09	26,000	26,000
3.12%, 02/27/09	64,000	64,000
3.11%, 03/04/09	20,000	20,000
3.13%, 03/05/09	70,000	70,000
JPMorgan Chase Bank
2.87%, 03/13/09	173,000	173,000
Lloyds TSB Bank PLC
2.10%, 03/04/09	315,000	315,000
2.10%, 03/06/09	350,000	350,000
2.10%, 03/10/09	71,000	71,000
Mitsubishi UFJ Trust & Banking Corp.
1.40%, 04/02/09	46,000	46,000
1.40%, 04/03/09	40,000	40,000
National Australia Bank Ltd.
1.10%, 03/24/09	251,000	251,003
Nordea Bank Finland PLC
3.22%, 03/31/09	40,000	40,001
Rabobank Nederland
0.82%, 01/06/09	295,000	295,000
2.98%, 03/04/09	331,000	331,000
1.25%, 03/11/09	250,000	250,000
2.92%, 03/13/09	65,000	65,000
Royal Bank of Canada
1.40%, 03/10/09	195,000	195,000
1.20%, 03/11/09	327,000	327,000
Royal Bank of Scotland PLC
2.30%, 03/05/09	70,000	70,000
2.12%, 03/11/09	25,000	25,000
2.00%, 03/16/09	11,000	11,000
1.75%, 03/17/09	48,000	48,000
1.45%, 03/18/09	40,000	40,000
Skandinaviska Enskilda Banken AB
2.94%, 01/05/09	28,000	28,000
Societe Generale
2.92%, 01/09/09	76,000	76,000
2.18%, 03/05/09	215,000	215,000
2.10%, 03/09/09	442,000	442,000
Sumitomo Mitsui Banking Corp.
1.15%, 02/27/09	136,000	136,000
1.15%, 03/02/09	115,000	115,000
Sumitomo Trust & Banking Co.
1.40%, 04/03/09	99,000	99,000
Toronto Dominion Bank
1.00%, 01/05/09	67,000	67,000
3.20%, 01/15/09	46,000	46,000
3.21%, 01/22/09	275,000	275,000
3.01%, 02/17/09	36,000	36,000
3.04%, 03/05/09	150,000	150,000
1.00%, 03/10/09	92,000	92,000
3.40%, 03/18/09	60,000	60,000
Unicredit S.p.A.
3.17%, 01/14/09	215,000	215,001
3.15%, 02/11/09	16,000	16,000
3.19%, 02/13/09	80,000	80,001
Union Bank N.A.
3.10%, 01/05/09	51,000	51,000
3.11%, 01/07/09	38,000	38,000
3.12%, 03/03/09	102,000	102,000
3.10%, 03/12/09	94,000	94,000

		13,011,024

Commercial Paper & Other Corporate Obligations 30.1%
Amsterdam Funding Corp.
1.56%, 03/04/09 (a)(b)(c)	50,000	49,867
1.56%, 03/12/09 (a)(b)(c)	100,000	99,699
ANZ National (Int’l) Ltd.
3.10%, 03/09/09 (a)	176,000	175,001
Atlantis One Funding Corp.
3.02%, 01/23/09 (b)(c)	100,000	99,817
3.02%, 01/26/09 (b)(c)	23,000	22,952
3.02%, 01/28/09 (b)(c)	126,000	125,716
1.71%, 02/02/09 (b)(c)	300,000	299,547
1.51%, 02/10/09 (b)(c)	500,000	499,167
Bank of America Corp.
3.02%, 01/06/09	31,000	30,987
3.01%, 02/04/09	24,000	23,933
1.66%, 02/06/09	218,000	217,640
3.04%, 03/02/09	600,000	597,005
1.73%, 03/05/09	251,000	250,244
Barton Capital, L.L.C.
1.10%, 02/11/09 (a)(b)(c)	10,000	9,987
Cancara Asset Securitization, L.L.C.
2.01%, 01/14/09 (a)(b)(c)	8,000	7,994
2.36%, 01/30/09 (a)(b)(c)	540,000	538,978
1.83%, 02/06/09 (a)(b)(c)	11,000	10,980
Chariot Funding, L.L.C.
1.40%, 01/06/09 (a)(b)(c)	25,000	24,995
1.40%, 01/15/09 (a)(b)(c)	60,000	59,967
1.40%, 01/20/09 (a)(b)(c)	50,000	49,963
1.40%, 01/21/09 (a)(b)(c)	31,128	31,104
Citigroup Funding, Inc.
0.70%, 03/12/09 (a)(f)	175,000	174,762
0.70%, 03/13/09 (a)(f)	287,000	286,604
0.52%, 03/16/09 (a)(f)	50,000	49,947
0.52%, 03/17/09 (a)(f)	150,000	149,837
0.63%, 04/14/09 (a)(f)	203,000	202,634
0.30%, 04/30/09 (a)(f)	100,000	99,901
Dakota CP Notes of Citibank Credit Card Issuance Trust
3.20%, 01/09/09 (b)(c)	311,000	310,779
1.60%, 01/14/09 (b)(c)	95,000	94,945
1.81%, 02/03/09 (b)(c)	50,000	49,917
1.76%, 02/11/09 (b)(c)	139,000	138,723
1.71%, 03/12/09 (b)(c)	12,000	11,960
Danske Corp.
2.90%, 01/08/09 (a)(c)	43,000	42,976
Falcon Asset Securitization Corp.
0.05%, 01/02/09 (a)(b)(c)	75,000	75,000
1.40%, 01/20/09 (a)(b)(c)	85,000	84,937
1.40%, 01/22/09 (a)(b)(c)	100,000	99,918
1.50%, 02/04/09 (a)(b)(c)	8,000	7,989
0.60%, 02/13/09 (a)(b)(c)	19,000	18,986
Gemini Securitization Corp., L.L.C.
1.65%, 01/06/09 (a)(b)(c)	50,000	49,989
1.50%, 01/07/09 (a)(b)(c)	6,000	5,999
1.50%, 01/08/09 (a)(b)(c)	5,145	5,143
1.91%, 01/08/09 (a)(b)(c)	30,000	29,989
2.93%, 01/14/09 (a)(b)(c)	89,000	88,907
1.91%, 01/16/09 (a)(b)(c)	37,000	36,971
4.45%, 01/16/09 (a)(b)(c)	105,000	104,807
3.92%, 01/20/09 (a)(b)(c)	235,000	234,519
1.96%, 01/22/09 (a)(b)(c)	50,000	49,943
1.70%, 01/26/09 (a)(b)(c)	9,444	9,433
1.84%, 02/03/09 (a)(b)(c)	33,000	32,945

See financial notes 29

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

1.71%, 02/18/09 (a)(b)(c)	10,447	10,423
General Electric Capital Corp.
1.91%, 02/13/09 (a)(f)	50,000	49,887
2.90%, 02/25/09	270,000	268,820
2.27%, 03/05/09	130,000	129,488
0.45%, 03/10/09 (a)(f)	205,000	204,826
2.76%, 03/17/09	311,000	309,238
2.76%, 03/18/09	314,000	312,197
0.20%, 04/14/09 (a)(f)	200,000	199,886
General Electric Capital Services
2.90%, 02/25/09	375,000	373,361
2.27%, 03/05/09	150,000	149,409
JP Morgan Chase & Co.
2.83%, 01/12/09	214,000	213,817
2.94%, 02/20/09	735,000	732,040
Jupiter Securitization Corp.
0.05%, 01/02/09 (a)(b)(c)	40,000	40,000
1.40%, 01/12/09 (a)(b)(c)	17,000	16,993
1.40%, 01/13/09 (a)(b)(c)	30,000	29,986
1.40%, 01/15/09 (a)(b)(c)	100,000	99,946
1.40%, 01/21/09 (a)(b)(c)	40,000	39,969
KBC Financial Products International, Ltd.
3.12%, 03/05/09 (a)(c)	26,000	25,860
Kitty Hawk Funding Corp.
2.01%, 01/26/09 (a)(b)(c)	85,297	85,179
1.46%, 02/05/09 (a)(b)(c)	170,324	170,084
0.75%, 03/19/09 (a)(b)(c)	26,000	25,958
Merrill Lynch & Co., Inc.
2.36%, 01/16/09 (a)(f)	428,000	427,581
Old Line Funding, L.L.C.
2.96%, 01/13/09 (a)(b)(c)	170,219	170,053
2.11%, 01/22/09 (a)(b)(c)	42,000	41,949
2.41%, 01/23/09 (a)(b)(c)	100,000	99,853
1.86%, 01/30/09 (a)(b)(c)	60,274	60,184
1.81%, 02/02/09 (a)(b)(c)	192,793	192,485
1.51%, 02/03/09 (a)(b)(c)	50,000	49,931
1.76%, 02/04/09 (a)(b)(c)	100,000	99,835
1.51%, 02/04/09 (a)(b)(c)	46,000	45,935
1.66%, 02/05/09 (a)(b)(c)	61,592	61,493
1.66%, 02/12/09 (a)(b)(c)	15,000	14,971
Park Avenue Receivables Co., L.L.C.
0.05%, 01/02/09 (a)(b)(c)	61,000	61,000
1.40%, 01/20/09 (a)(b)(c)	106,128	106,050
1.40%, 01/22/09 (a)(b)(c)	47,000	46,962
1.41%, 01/30/09 (a)(b)(c)	30,000	29,966
1.51%, 02/19/09 (a)(b)(c)	102,000	101,792
Proctor and Gamble Co.
1.25%, 02/11/09	98,000	97,860
Ranger Funding Co., L.L.C.
1.50%, 01/06/09 (a)(b)(c)	14,060	14,057
2.29%, 01/21/09 (a)(b)(c)	122,419	122,264
1.56%, 01/26/09 (a)(b)(c)	35,000	34,962
1.81%, 01/26/09 (a)(b)(c)	47,000	46,941
2.31%, 01/26/09 (a)(b)(c)	117,000	116,813
1.43%, 02/03/09 (a)(b)(c)	204,000	203,734
1.53%, 02/04/09 (a)(b)(c)	116,940	116,772
1.46%, 02/05/09 (a)(b)(c)	170,000	169,760
1.41%, 02/23/09 (a)(b)(c)	63,000	62,870
1.51%, 03/06/09 (a)(b)(c)	100,000	99,733
1.25%, 03/18/09 (a)(b)(c)	16,000	15,958
0.40%, 04/06/09 (a)(b)(c)	10,000	9,989
Royal Bank of Scotland Group PLC
3.13%, 02/27/09	36,000	35,824
3.12%, 03/11/09	103,000	102,394
Sheffield Receivables Corp.
3.43%, 01/20/09 (a)(b)(c)	36,000	35,935
3.02%, 01/21/09 (a)(b)(c)	130,000	129,783
0.60%, 02/26/09 (a)(b)(c)	35,000	34,967
Solitaire Funding, L.L.C.
3.21%, 01/06/09 (a)(b)(c)	58,000	57,975
3.21%, 01/13/09 (a)(b)(c)	12,000	11,987
3.25%, 01/23/09 (a)(b)(c)	10,000	9,980
3.25%, 01/27/09 (a)(b)(c)	36,000	35,917
3.07%, 01/27/09 (a)(b)(c)	160,000	159,648
3.63%, 01/28/09 (a)(b)(c)	13,000	12,965
3.27%, 01/29/09 (a)(b)(c)	178,000	177,554
2.11%, 01/30/09 (a)(b)(c)	55,000	54,907
2.21%, 03/11/09 (a)(b)(c)	25,000	24,895
1.36%, 03/17/09 (a)(b)(c)	5,000	4,986
Stadshypotek Delaware, Inc.
3.11%, 02/27/09 (a)(c)	67,000	66,675
Thames Asset Global Securitization No. 1, Inc.
1.86%, 01/07/09 (a)(b)(c)	125,663	125,624
1.87%, 01/08/09 (a)(b)(c)	181,118	181,052
2.01%, 01/14/09 (a)(b)(c)	373,567	373,297
4.55%, 01/15/09 (a)(b)(c)	24,000	23,958
1.81%, 01/20/09 (a)(b)(c)	4,000	3,996
0.75%, 02/17/09 (a)(b)(c)	33,000	32,968
1.56%, 03/09/09 (a)(b)(c)	9,851	9,823
Thunder Bay Funding, L.L.C.
4.66%, 01/15/09 (a)(b)(c)	37,000	36,934
1.86%, 01/22/09 (a)(b)(c)	45,000	44,951
3.07%, 01/23/09 (a)(b)(c)	10,000	9,981
3.64%, 01/28/09 (a)(b)(c)	80,011	79,795
1.71%, 01/29/09 (a)(b)(c)	23,000	22,970
1.56%, 02/03/09 (a)(b)(c)	12,000	11,983
1.66%, 02/04/09 (a)(b)(c)	80,000	79,875
1.51%, 02/04/09 (a)(b)(c)	23,201	23,168
1.66%, 02/06/09 (a)(b)(c)	132,356	132,138
Ticonderoga Funding, L.L.C.
3.58%, 01/07/09 (a)(b)(c)	65,000	64,962
4.35%, 01/14/09 (a)(b)(c)	70,000	69,891
0.42%, 01/16/09 (a)(b)(c)	65,000	64,989
Whistlejacket Capital, L.L.C., (SIV)
— , 03/20/08 (b)(c)(d)(e)	14,982	14,982
— , 03/25/08 (b)(c)(d)(e)	42,579	42,579
— , 04/15/08 (b)(c)(d)(e)	33,127	33,127
— , 05/02/08 (b)(c)(d)(e)	23,656	23,656
— , 05/19/08 (b)(c)(d)(e)	7,096	7,096
— , 06/16/08 (b)(c)(d)(e)	26,811	26,811
— , 07/17/08 (b)(c)(d)(e)	39,421	39,421
— , 08/06/08 (b)(c)(d)(e)	47,306	47,306
— , 08/11/08 (b)(c)(d)(e)	118,250	118,250
Yorktown Capital, L.L.C.
3.58%, 01/07/09 (a)(b)(c)	115,000	114,932
4.24%, 01/09/09 (a)(b)(c)	39,000	38,964
1.81%, 01/23/09 (a)(b)(c)	87,000	86,904
1.61%, 01/27/09 (a)(b)(c)	140,522	140,360
1.51%, 01/27/09 (a)(b)(c)	78,100	78,015
1.53%, 02/04/09 (a)(b)(c)	46,862	46,795
1.47%, 02/19/09 (a)(b)(c)	8,000	7,984
1.51%, 02/24/09 (a)(b)(c)	75,000	74,831

		15,273,883

30 See financial notes

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Fixed-Rate Coupon Notes 1.3%
Fannie Mae
1.25%, 12/10/09	50,000	51,215
Federal Home Loan Bank
1.35%, 01/21/09	260,000	260,118
1.60%, 03/16/09	300,000	300,616
1.25%, 11/20/09	15,000	15,392

		627,341

Fixed-Rate Discount Notes 28.1%
Fannie Mae
0.60%, 01/12/09	197,000	196,964
0.85%, 01/13/09	590,000	589,833
0.85%, 01/14/09	1,000,000	999,693
1.00%, 01/29/09	200,000	199,844
1.00%, 01/30/09	632,000	631,491
2.42%, 02/03/09	223,000	222,509
1.10%, 02/04/09	1,000,000	998,961
2.62%, 02/17/09	100,000	99,661
2.06%, 03/02/09	236,000	235,194
1.66%, 03/03/09	600,000	598,322
0.80%, 03/30/09	80,000	79,844
1.21%, 04/27/09	328,000	326,732
1.21%, 04/28/09	80,000	79,688
1.16%, 05/01/09	640,000	637,547
1.31%, 06/22/09	550,000	546,584
0.50%, 07/01/09	588,000	586,522
0.76%, 12/01/09	137,000	136,047
Federal Home Loan Bank
0.12%, 01/23/09	80,000	79,994
0.12%, 01/26/09	30,000	29,998
1.76%, 02/02/09	175,000	174,728
2.37%, 02/02/09	76,000	75,841
0.01%, 02/03/09	253,000	252,998
0.01%, 02/04/09	80,000	79,999
0.01%, 02/06/09	50,000	50,000
2.60%, 02/09/09	200,000	199,441
0.01%, 02/09/09	94,500	94,499
0.92%, 02/11/09	357,000	356,626
2.64%, 02/17/09	150,000	149,487
0.01%, 02/19/09	199,750	199,747
0.01%, 02/27/09	322,100	322,095
0.18%, 03/17/09	244,000	243,908
0.18%, 03/18/09	265,000	264,899
0.19%, 04/13/09	106,000	105,943
0.30%, 05/15/09	316,000	315,647
1.22%, 12/04/09	250,000	247,192
Freddie Mac
0.67%, 01/12/09	290,000	289,941
0.90%, 01/28/09	109,000	108,926
0.85%, 01/29/09	77,900	77,848
0.85%, 02/05/09	375,000	374,690
2.54%, 02/17/09	120,150	119,755
2.57%, 02/23/09	78,000	77,707
1.31%, 03/02/09	44,500	44,404
1.48%, 03/03/09	33,000	32,918
1.31%, 03/18/09	32,000	31,912
1.00%, 03/24/09	142,000	141,677
1.00%, 03/26/09	200,000	199,533
1.18%, 04/24/09	200,000	199,265
1.16%, 05/11/09	1,070,000	1,065,557
0.40%, 05/18/09	455,000	454,307
0.40%, 05/19/09	380,000	379,417
1.37%, 05/26/09	200,000	198,904
0.30%, 05/28/09	70,000	69,914

		14,275,153

Time Deposit 1.0%
Rabobank Nederland
0.01%, 01/02/09	20,000	20,000
Societe Generale
0.05%, 01/07/09	500,000	500,000

		520,000

Total Fixed-Rate Obligations (Cost $43,952,401)		43,952,401

Variable-Rate Obligations 6.4% of net assets
ANZ National (Int’l) Ltd.
2.42%, 02/27/09 (a)	96,000	96,000
Banco Espanol de Credito S.A.
4.50%, 01/20/09 (c)	100,000	100,000
Bank of America, N.A.
3.67%, 01/30/09	400,000	400,000
2.91%, 02/06/09	100,000	100,000
Barclays Bank PLC
2.54%, 02/23/09	97,000	97,000
Commonwealth Bank of Australia
0.49%, 01/23/09 (c)	50,000	50,000
3.44%, 02/03/09	180,000	180,000
Deutsche Bank AG
1.74%, 03/23/09	200,000	200,000
Federal Home Loan Bank
1.15%, 01/13/09	240,000	239,414
0.93%, 03/23/09	290,000	290,000
1.03%, 04/06/09	150,000	150,000
Freddie Mac
0.90%, 03/18/09	555,000	555,000
Goldman Sachs & Co.
2.28%, 03/16/09 (a)(d)(f)	172,000	172,000
2.00%, 03/17/09 (a)(f)	50,000	50,000
Intesa Sanpaolo
2.61%, 02/19/09	100,000	100,000
New Jersey Economic Development Authority
1.88%, 01/02/09 (a)	3,100	3,100
Royal Bank of Canada
2.44%, 02/19/09	180,000	180,000
Svenska Handelsbanken AB
4.42%, 01/06/09 (c)	50,000	50,000
Wells Fargo & Co.
1.35%, 01/15/09 (c)	120,000	120,000
Westpac Securities NZ Ltd.
3.07%, 01/28/09 (a)(c)	100,000	100,000

Total Variable-Rate Obligations (Cost $3,232,514)		3,232,514

See financial notes 31

 Schwab Value Advantage Money Fund

Portfolio Holdings continued

	Face/Maturity
Issuer	Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

Other Investments 5.7% of net assets

Repurchase Agreements 5.7%
Banc of America Securities L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $1,412,700.
0.08%, issued 12/31/08,
due 01/02/09	1,385,006	1,385,000
Credit Suisse Securities (USA), L.L.C.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $15,245.
0.07%, issued 12/31/08,
due 01/02/09	14,943	14,943
Deutsche Bank Securities, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $464,094
0.10%, issued 12/31/2008,
due 01/02/09	455,003	455,000
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $112,206
0.02%, issued 12/31/2008,
due 01/02/09	110,000	110,000
Goldman Sachs & Co.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $810,900
0.05%, issued 12/31/08,
due 01/02/09	795,002	795,000
UBS Financial Services, Inc.
Tri-Party Repurchase Agreement Collateralized by U.S. Government Securities with a value of $153,003
0.06%, issued 12/31/08,
due 01/02/09	150,001	150,000

Total Other Investments (Cost $2,909,943)		2,909,943

Issuer	Face Amount	Value
Rate, Maturity Date	($ x 1,000)	($ x 1,000)

U.S. Government Securities 1.2% of net assets

U.S. Treasury Bills 1.2%
U.S. Treasury Bills
0.66%, 01/02/09	400,000	399,993
0.70%, 01/02/09	200,000	199,996

Total U.S. Government Securities (Cost $599,989)		599,989

End of Investments.

(All dollar amounts are x 1,000)

At 12/31/08, the tax basis cost of the fund’s investments was $50,694,847.

(a)	Credit-enhanced security.
(b)	Asset-backed security.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registrations, normally to qualified institutional buyers. At the period end, the value of these amounted to $9,828,760 or 19.4% of net assets.
(d)	Illiquid security. At the period end, the value of these amounted to $525,228 or 1.0% of net assets.
(e)	Security is in default. See note 9 in the financial notes section.
(f)	This debt is guaranteed under the FDIC Temporary Liquidity Guarantee Program, and the FDIC has stated that it is backed by the full faith and credit of the United States.

32 See financial notes

 Schwab Value Advantage Money Fund

Statement of
Assets and Liabilities
As of December 31, 2008. All numbers are x 1,000 except NAV.

Assets
Investments, at cost and value (Note 2a)		$50,694,847
Receivables:
Investments sold		300
Fund shares sold		479,279
Interest		128,186
Prepaid expenses	+	7,837

Total assets		51,310,449

Liabilities
Payables:
Investments bought		355,000
Investment adviser and administrator fees		786
Transfer agent and shareholder services fees		767
Fund shares redeemed		187,723
Distributions to shareholders		9,905
Accrued expenses	+	867

Total liabilities		555,048

Net Assets
Total assets		51,310,449
Total liabilities	−	555,048

Net assets		$50,755,401
Net Assets by Source
Capital received from investors		50,754,750
Net investment income not yet distributed		651

Net Asset Value (NAV) by Share Class

			Shares
Share Class	Net Assets	÷	Outstanding	=	NAV

Investor Shares	$37,685,021		37,683,119		$1.00
Select Shares	$6,130,390		6,130,028		$1.00
Institutional Shares	$4,463,904		4,463,679		$1.00
Institutional Prime Shares	$2,476,086		2,475,925		$1.00

See financial notes 33

 Schwab Value Advantage Money Fund

Statement of
Operations
For January 1, 2008 through December 31, 2008. All numbers are x 1,000.

Investment Income
Interest		$1,791,873

Net Realized Gains and Losses
Net realized gains on investments		2,859

Expenses
Investment adviser and administrator fees		163,811
Transfer agent and shareholder service fees:
Investor Shares		108,660
Select Shares		11,178
Institutional Shares		2,023
Institutional Prime Shares		606
Temporary Guarantee Program expense		6,567
Registration fees		3,746
Custodian fees		3,086
Portfolio accounting fees		1,287
Shareholder reports		629
Professional fees		421
Trustees’ fees		189
Interest expense		8
Other expenses	+	455

Total expenses		302,666
Expense reduction by adviser and Schwab	−	68,647
Custody credits	−	1

Net expenses		234,018

Increase (Decrease) in Net Assets from Operations
Total investment income		1,791,873
Net expenses	−	234,018

Net investment income		1,557,855
Net realized gains	+	2,859

Increase in net assets from operations		$1,560,714

34 See financial notes

 Schwab Value Advantage Money Fund

Statements of
Changes in Net Assets
For current and prior report periods. All numbers are x 1,000.

Operations

		1/1/08-12/31/08	1/1/07-12/31/07
Net investment income		$1,557,855	$2,511,413
Net realized gains	+	2,859	2

Increase in net assets from operations		1,560,714	2,511,415

Distributions to Shareholders
Distributions from net investment income
Investor Shares		1,127,998	1,828,799
Select Shares		202,098	308,809
Institutional Shares		140,287	210,837
Institutional Prime Shares	+	87,472	162,968

Total distributions from net investment income		1,557,855	2,511,413

Transactions in Fund Shares*
Shares Sold
Investor Shares		45,298,750	51,102,370
Select Shares		10,168,956	12,082,396
Institutional Shares		8,629,589	8,133,233
Institutional Prime Shares	+	10,863,507	14,584,673

Total shares sold		74,960,802	85,902,672

Shares Reinvested
Investor Shares		1,010,043	1,654,340
Select Shares		180,379	276,157
Institutional Shares		120,800	186,049
Institutional Prime Shares	+	69,461	139,775

Total shares reinvested		1,380,683	2,256,321

Shares Redeemed
Investor Shares		(51,874,148)	(42,714,439)
Select Shares		(11,672,760)	(10,062,958)
Institutional Shares		(9,034,259)	(7,389,164)
Institutional Prime Shares	+	(12,692,105)	(12,182,481)

Total shares redeemed		(85,273,272)	(72,349,042)

Net transactions in fund shares		(8,931,787)	15,809,951

Net Assets
Beginning of period		59,684,329	43,874,376
Total increase (decrease)	+	(8,928,928)	15,809,953

End of period		$50,755,401	$59,684,329

Net investment income not yet distributed		$651	$3

*	Transactions took place at $1.00 per share; figures for shares quantities are the same as for dollars.

See financial notes 35

 Schwab Taxable Money Funds

Financial Notes

1. Business Structure of the Funds:

Each of the funds discussed in this report is a series of The Charles Schwab Family of Funds (the “trust”), a no-load, open-end management investment company. The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The list below shows all the funds in the trust including the funds discussed in this report, which are highlighted:

The Charles Schwab Family of Funds (organized October 20, 1989)
Schwab Money Market Fund
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund
Schwab Municipal Money Fund
Schwab California Municipal Money Fund
Schwab New York AMT Tax-Free Money Fund
Schwab New Jersey AMT Tax-Free Money Fund
Schwab Pennsylvania Municipal Money Fund
Schwab AMT Tax-Free Money Fund
Schwab Massachusetts AMT Tax-Free Money Fund
Schwab Retirement Advantage Money Fund
Schwab Investor Money Fund
Schwab Advisor Cash Reserves
Schwab Cash Reserves
Schwab California AMT Tax-Free Money Fund

Schwab Value Advantage Money Fund offers four share classes: Investor Shares, Select Shares, Institutional Shares and Institutional Prime Shares. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. Schwab Government Money Fund and Schwab U.S. Treasury Money Fund each offer one share class.

Shares are bought and sold at $1.00 per share. Each share has a par value of 1/1,000 of a cent, and the trustees may authorize the issuance of as many shares as necessary.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also may keep certain assets in segregated accounts, as required by securities law.

2.	Significant Accounting Policies:
(All dollar amounts are x 1,000)

The following is a summary of the significant accounting policies the funds use in the preparation of it’s financial statements. The accounting policies are in conformity with accounting principles generally accepted in the United States of America.

(a) Security Valuation:

Securities in the funds are valued utilizing amortized cost (which approximates market value) permitted in accordance with Rule 2a-7 of the 1940 Act. In the event that security valuations do not approximate market value, securities may be valued as determined in accordance with procedures adopted by the Board of Trustees.

(b) Portfolio Investments:

Repurchase Agreements: The funds may enter into repurchase agreements. In a repurchase agreement, a fund buys a security from another party (usually a financial institution) with the agreement that it be sold back in the future. The date, price and other conditions are all specified when the agreement is created.

The funds’ repurchase agreements will be fully collateralized by U.S. government securities or U.S. government agency securities. All collateral is held by the funds’ custodian (or, in the case of tri-party agreements, the agent’s bank) and is monitored daily to ensure that its market value is at least equal to the repurchase price under the agreement.

Delayed-Delivery: The funds may buy securities on a delayed-delivery basis. In these transactions, a fund agrees to buy a security for a stated price, with settlement generally occurring within two weeks. If the security’s value falls before settlement occurs, the fund could end up paying more for the security than its market value at the time of settlement. The funds have set aside sufficient securities as collateral for those securities bought on a delayed-delivery basis.

(c) Security Transactions:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

36

 Schwab Taxable Money Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

(d) Investment Income:

Interest income is recorded as it accrues. If a fund buys a debt security at a discount (that is, for less than face value) or a premium (more than face value), it amortizes the discount or premium from the current date up to maturity. The fund then increases (in the case of discounts) or reduces (in the case of premiums) the income it records from the security. If the security is callable (meaning that the issuer has the option to pay it off before its maturity date), then the fund amortizes the premium to the security’s call date and price, rather than the maturity date and price.

(e) Expenses:

Expenses that are specific to a fund or a class are charged directly to that fund or class. Expenses that are common to all funds within the trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, other than class specific expenses, and the realized and unrealized gains or losses, are allocated daily to each class in proportion to its average daily net assets.

(f) Distributions to Shareholders:

The funds declare dividends from net investment income, every day they are open for business. These dividends are paid out to shareholders once a month. The funds may make distributions from any net realized capital gains once a year.

(g) Custody Credit:

Certain funds have an arrangement with their custodian bank under which the funds receive a credit for its uninvested cash balance to offset their custody fees and accounting fees. The credit amounts (if any) are disclosed in the Statement of Operations as a reduction to the funds’ operating expenses.

(h) Accounting Estimates:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It’s possible that once the results are known, they may turn out to be different from these estimates.

(i) Federal Income Taxes:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. As long as the fund meets the tax requirements, it is not required to pay federal income tax.

(k) Indemnification:

Under the funds’ organizational documents, the officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds’ maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

(l) Accounting Pronouncements:

The funds adopted Financial Accounting Standards Board (“FASB”) Statement of Financial Accounting Standards No. 157 (“SFAS No. 157”), Fair Value Measurements, effective January 1, 2008. SFAS No. 157 defines fair value, establishes a framework for measuring fair value in accordance with generally accepted accounting principles and expands disclosure about fair value measurements.

 37

 Schwab Taxable Money Funds

Financial Notes (continued)

2.	Significant Accounting Policies (continued): (All dollar amounts are x 1,000)

SFAS No. 157 establishes a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. These inputs are summarized in the three broad levels listed below:

•	Level 1 — quoted prices in active markets for identical securities

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used to value the funds’ investments as of December 31, 2008:

	Investment in Securities*
			Value
	Government	U.S. Treasury	Advantage
Valuation Inputs	Money Fund	Money Fund	Money Fund

Level 1 — Quoted prices	$—	$—	$—
Level 2 — Other significant observable inputs	15,472,458	34,734,259	50,694,847
Level 3 — Significant unobservable inputs	—	—	—

Total	$15,472,458	$34,734,259	$50,694,847

*	The funds had no other financial instruments.

In March 2008, the FASB issued Statements of Financial Accounting Standards No. 161, “Disclosures about Derivative Instruments and Hedging Activities” (“SFAS No. 161”). SFAS No. 161 is effective for fiscal years and interim periods beginning after November 15, 2008. SFAS No. 161 requires enhanced disclosures about funds’ derivative and hedging activities. Management is currently evaluating the impact of the adoption of SFAS No. 161 on the funds’ financial statement disclosures.

3. Risk factors:

Investing in the funds may involve certain risks including, but not limited to, those described below:

The funds invests substantially in money market instruments, such as commercial paper, commercial bank obligations, savings association obligations, U.S. government securities, and short-term corporate bonds and notes. These securities may have credit and liquidity enhancements. Changes in the credit quality of entities providing these enhancements and the issuers of these securities could cause the funds to experience a loss and may affect its share price.

In addition, the funds may invest in securities issued by entities domiciled outside of the U.S. or in securities with credit and liquidity support features provided by entities domiciled outside of the U.S. These securities may be affected by unfavorable political, economic or governmental developments that could affect the repayment of principal or the payment of interest. Securities of U.S. issuers with substantial operations outside the United States may also be subject to similar risks.

The funds may also experience liquidity risk due to positions held in securities whose markets may experience reduced liquidity. These positions may take longer than seven days to liquidate if required.

4.	Temporary Guarantee Program:
(All dollar amounts are x 1,000)

On September 19, 2008, the U.S. Treasury Department announced the establishment of a Temporary Guarantee Program for the U.S. Money Market Mutual Funds (the “Program”). The initial term of the Program was set to expire on December 18, 2008. On November 24, 2008, the Treasury announced an extension of the Program for the period December 19, 2008 through April 30, 2009. All Schwab money market funds, with the approval of the Schwab Funds Board of Trustees, participated in the Program during the initial and extended Program periods covered by this report. The Government Money Fund, U.S. Treasury Money Fund, and the Value Advantage Money Fund paid $1,118, $2,396 and $5,672, respectively, to participate in the initial term of the Program, which covered the period September 19, 2008 through December 18, 2008. In addition, the Government

38

 Schwab Taxable Money Funds

Financial Notes (continued)

4.	Temporary Guarantee Program (continued):
(All dollar amounts are x 1,000)

Money Fund, U.S. Treasury Money Fund, and the Value Advantage Money Fund paid $1,677, $3,594 and $8,508, respectively, to participate in the extension of the Program, which covers the period December 19, 2008 through April 30, 2009. Subject to provisions contained in the guarantee agreement signed by the funds, the Program guarantees that the shareholders in the funds as of the close of business on September 19, 2008, will receive $1.00 for each fund share held. Shares not guaranteed under the Program will be redeemed at net asset value per share. The guarantee applies only if a participating money market fund’s net asset value per share falls below $0.995 and the fund subsequently decides to liquidate. Any increase in shares in the account after the close of business on September 19, 2008, will not be guaranteed. If the amount of shares held fluctuates over the period, shareholders will be covered for either the number of shares held as of the close of business on September 19, 2008, or the current amount, whichever is less.

5.	Affiliates and Affiliated Transactions:
(All dollar amounts are x 1,000)

Charles Schwab Investment Management, Inc. (“CSIM” or the “investment adviser”), a wholly owned subsidiary of The Charles Schwab Corporation, serves as the funds’ investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust.

For its advisory and administrative services to the funds, the investment adviser is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

Average daily net assets

First $1 billion	0.35%
$1 billion to $10 billion	0.32%
$10 billion to $20 billion	0.30%
$20 billion to $40 billion	0.27%
Over $40 billion	0.25%

Charles Schwab & Co., Inc. (“Schwab”) is an affiliate of the investment adviser and is the trust’s transfer agent and shareholder services agent.

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on the funds’ average daily net assets described as follows:

	Transfer Agent Fees	Shareholder Service Fees

Government Money Fund	0.20%	0.20%
U.S.Treasury Money Fund	0.20%	0.20%
Value Advantage Money Fund
Investor Shares	0.05%	0.20%
Select Shares	0.05%	0.10%
Institutional Shares	0.01%	0.03%
Institutional Prime Shares	0.01%	0.01%

 39

 Schwab Taxable Money Funds

Financial Notes (continued)

5.	Affiliates and Affiliated Transactions (continued): (All dollar amounts are x 1,000)

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses as follows:

Government Money Fund*	0.75%
U.S. Treasury Money Fund*	0.60%
Value Advantage Money Fund
Investor Shares*	0.45%
Select Shares**	0.35%
Institutional Shares**	0.24%
Institutional Prime Shares**	0.21%

*	CSIM and Schwab have agreed to limit this fund’s or fund share class’s expenses as described above for so long as CSIM serves as the investment adviser to the fund.
**	CSIM and Schwab have agreed to limit this share class’s expenses as described above through April 29, 2010.

In addition, effective January 1, 2008 through December 31, 2008, CSIM and Schwab agreed to voluntarily waive an additional 0.025% of the Government Money Fund, U.S. Treasury Money Fund and Value Advantage Money Fund — Investor Shares and Select Shares expenses. This voluntary waiver was increased to 0.035% for the period from January 1, 2009 through December 31, 2009.

CSIM and Schwab may voluntarily and temporarily further reduce U.S. Treasury Money Fund’s expenses to the extent necessary to maintain a certain minimum net yield. CSIM and Schwab may recapture from the fund any of these waived or reimbursed expenses until the third anniversary of the end of the fiscal year in which such reductions occur, subject to certain limitations. This recapture could negatively affect the fund’s future yield.

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. For the period ended December 31, 2008, each fund’s aggregate security transactions with other Schwab Funds were as follows:

Government Money Fund	$558,483
U.S. Treasury Money Fund	94,989
Value Advantage Money Fund	150,000

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions with other Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. The funds had no interfund borrowing or lending activity during the period.

6. Board of Trustees:

Trustees may include people who are officers and/or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such “interested persons” who may serve on a trust’s board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in the funds’ Statement of Operations.

7. Borrowings from Banks:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trust to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The funds covered in this report have custodian overdraft facilities, a committed line of credit of $150 million with State Street Corp., an uncommitted line of credit of $100 million with Bank of America, N.A. and an uncommitted line of credit of $50 million with Brown Brothers Harriman. The funds pay interest on the amounts they borrow at rates that are negotiated periodically. The

40

 Schwab Taxable Money Funds

Financial Notes (continued)

7. Borrowings from Banks (continued):

funds had no borrowings from the lines of credit during the period. However, certain funds utilized their overdraft facility and incurred interest expenses, which is disclosed in the Statement of Operations.

8.	Federal Income Taxes:
(All dollar amounts are x 1,000)

As of December 31, 2008, the components of distributable earnings on a tax-basis were as follows:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Undistributed net investment income	$31	$—	$651

Capital loss carry forwards may be used to offset future realized capital gains for federal income tax purposes. As of December 31, 2008, the following funds had capital loss carry forwards available to offset net capital gains before the expiration dates:

			Value
	Government	U.S. Treasury	Advantage
Expires	Money Fund	Money Fund	Money Fund

2014	—	$131	—
Total	$—	$131	$—

For tax purposes, realized net capital losses, occurring after October 31, may be deferred and treated as occurring on the first day of the following year. For the period ended, December 31, 2008, the funds had no deferred realized net capital losses and the capital losses utilized to offset capital gains were as follows:

Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Deferred capital losses	$—	$—	$—
Capital losses utilized	31	335	—
Capital losses expired	—	—	—

The tax-basis components of distributions during the current and prior period were:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Current period distributions
Ordinary income	$196,608	$193,243	$1,557,855
Prior period distributions
Ordinary income	$213,285	$206,325	$2,511,413

Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; capital losses related to wash sales, and income on certain investments. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the funds for financial reporting purposes. The funds may also designate a portion of the amount paid to redeeming shareholders as a distribution for tax purposes.

 41

 Schwab Taxable Money Funds

Financial Notes (continued)

8.	Federal Income Taxes (continued): (All dollar amounts are x 1,000)

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments have no impact on net assets or the results of operations. As of December 31, 2008, the funds made the following reclassifications:

			Value
	Government	U.S. Treasury	Advantage
	Money Fund	Money Fund	Money Fund

Capital shares	$6	—	$2,211
Undistributed net investment income	31	—	648
Net realized capital gains and losses	(37)	—	(2,859)

As of December 31, 2008, management has reviewed the tax positions for open periods, as applicable to the funds, and has determined that no provision for income tax is required in the funds’ financial statements. The funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year ended December 31, 2008, the funds did not incur any interest or penalties. The funds are not subject to examination by U.S. federal tax authorities for tax years before 2005 and by state tax authorities for tax years before 2004.

9.	Other:
(All dollar amounts are x 1,000)

On February 11, 2008, Whistlejacket Capital LLC (Whistlejacket), a structured investment vehicle (“SIV”), experienced an “enforcement event” that has led to the appointment of a Receiver to manage Whistlejacket’s operations. On February 12, 2008, two nationally recognized statistical rating organizations downgraded the ratings of the medium term notes (Notes) issued by Whistlejacket. As a result of the downgrade, the Notes are no longer money fund eligible pursuant to Rule 2a-7 under the Investment Company Act of 1940. As required under Rule 2a-7, the Board of Trustees of the fund met on February 12, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On February 15, 2008, the Security Trustee of Whistlejacket notified the fund that an insolvency acceleration event had occurred and as a result the Notes were in default. As required under Rule 2a-7, the Board of Trustees of the fund met on February 21, 2008 and, based on the recommendation of the fund’s investment adviser, determined that it was not in the best interest of the fund to dispose of the Notes at that time. On October 27, 2008, the Issuer of Whistlejacket, through its receiver, made a partial distribution, reflecting a payment of principal and interest to all senior creditors of Whistlejacket. Value Advantage Money Fund received a distribution of $103,455.

42

Report of Independent Registered Public Accounting Firm

To the Board of Trustees and Shareholders of:
Schwab Government Money Fund
Schwab U.S. Treasury Money Fund
Schwab Value Advantage Money Fund

In our opinion, the accompanying statements of assets and liabilities, including the portfolio holdings, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Schwab Government Money Fund, Schwab U.S. Treasury Money Fund, and Schwab Value Advantage Money Fund (three of the portfolios constituting The Charles Schwab Family of Funds, hereafter referred to as the “Funds”) at December 31, 2008, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of the Funds’ management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
San Francisco, California
February 13, 2009

 43

Trustees and Officers

The tables below give information as of December 31, 2008, about the trustees and officers for The Charles Schwab Family of Funds which includes the funds covered in this report. The “Fund Complex” includes the Charles Schwab Family of Funds, Schwab Capital Trust, Schwab Investments, Schwab Annuity Portfolios, Laudus Trust and Laudus Institutional Trust. As of December 31, 2008, the Fund Complex included 84 funds.

The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

Independent Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Mariann Byerwalter 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman of JDN Corporate Advisory LLC.	84	Board 1–Director, Redwood Trust, Inc. Board 2–Director, PMI Group, Inc.

John F. Cogan 1947 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Fellow: The Hoover Institution at Stanford University; Stanford Institute for Economic Policy Research; Professor of Public Policy, Stanford University	69	Board 1–Director, Gilead Sciences, Inc. Board 2–Director, Monaco Coach Corporation Board 3–Director, Venture Lending and Leasing, Inc.

William A. Hasler 1941 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Dean Emeritus, Haas School of Business, University of California, Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton Corp. (bio-pharmaceuticals).	84	Board 1–Director, Mission West Properties
Board 2–Director, TOUSA
Board 3–Director, Harris-Stratex Networks
Board 4–Director, Genitope Corp.
Board 5– Director, Ditech Networks
			Board 6–Director, Rubicon Limited

Gerald B. Smith 1950 Trustee (Trustee of The Charles Schwab Family of Funds since 2000.)	Chairman, Chief Executive Officer and founder of Smith Graham & Co. (investment advisors).	69	Board 1–Board of Cooper Industries Board 2–Chairman of the Audit Committee of Oneok Partners LP

Donald R. Stephens 1938 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Managing Partner, D. R. Stephens & Company (investments).	69	Not Applicable.

Joseph H. Wender 1944 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	Senior Managing Director, Chairman of the Finance Committee, GSC Group until December 2007; General Partner, Goldman Sachs & Co., until June 2005.	69	Board 1–Board Member and Chairman of the Audit Committee, Isis Pharmaceuticals

44

Independent Trustees continued
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served1)	During the Past Five Years	the Trustee	Other Directorships

Michael W. Wilsey 1943 Trustee (Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate investment and management, and other investments).	69	Not Applicable.

Interested Trustees
Name, Year of Birth,		Number of
and Position(s) with		Portfolios in
the trust; (Terms of		Fund Complex
office, and length of	Principal Occupations	Overseen by
Time Served )	During the Past Five Years	the Trustee	Other Directorships

Charles R. Schwab[2] 1937 Chairman and Trustee (Chairman and Trustee of The Charles Schwab Family of Funds since 1989.)	Chairman, The Charles Schwab Corporation, Charles Schwab & Co., Inc., Charles Schwab Investment Management, Inc., Charles Schwab Bank, N. A.; Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I, Schwab International Holdings, Inc.; Chief Executive Officer, Schwab Holdings, Inc.; Through June 2007, Director, U.S. Trust Company, N. A., U.S. Trust Corporation, United States Trust Company of New York. Until October 2008, Chief Executive Officer, The Charles Schwab Corporation, Charles Schwab & Co., Inc.	69	Not Applicable.

Walter W. Bettinger II2 1960 Trustee (Trustee of The Charles Schwab Family of Funds since 2008.)	As of October 2008, Chief Executive Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; President and Chief Operating Officer, Charles Schwab & Co., Inc. and The Charles Schwab Corporation; Director, Charles Schwab Bank; Executive Vice President and President – Schwab Investor Services, The Charles Schwab Corporation; Executive Vice President and President – Schwab Investor Services, Charles Schwab & Co., Inc.; Chairman and President, Schwab Retirement Plan Services, Inc.; President and Chief Executive Officer, The Charles Schwab Trust Company; Director, Charles Schwab Bank, N.A., Schwab Retirement Plan Services, and Schwab Retirement Technologies.	69	Not Applicable.

 45

Officers of the Trust
Name, Year of Birth, and Position(s)
with the trust; (Terms of office, and
length of Time Served3)	Principal Occupations During the Past Five Years

Randall W. Merk 1954 President and Chief Executive Officer (Officer of The Charles Schwab Family of Funds since 2007.)	Executive Vice President and President, Investment Management Services, Charles Schwab & Co., Inc.; Executive Vice President, Charles Schwab & Co., Inc. (2002-present); President and Chief Executive Officer, Charles Schwab Investment Management, Inc. (2007-present); Director, Charles Schwab Asset Management (Ireland) Limited and Charles Schwab Worldwide Funds PLC. From September 2002 to July 2004, Chief Executive Officer and President, Charles Schwab Investment Management, Inc. and Executive Vice President, Charles Schwab & Co., Inc.

George Pereira 1964 Treasurer and Principal Financial Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Financial Officer, Charles Schwab Investment Management, Inc.; Chief Financial Officer, Laudus Trust and Laudus Institutional Trust; Director, Charles Schwab Worldwide Fund, PLC and Charles Schwab Asset Management (Ireland) Limited. Through June 2007, Treasurer, Chief Financial Officer and Chief Accounting Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust; Chief Financial Officer, Mutual Fund Division, UST Advisors, Inc. From December 1999 to November 2004, Sr. Vice President, Financial Reporting, Charles Schwab & Co. Inc.

Jeffrey Mortimer 1963 Senior Vice President and Chief Investment Officer (Officer of The Charles Schwab Family of Funds since 2004.)	Senior Vice President and Chief Investment Officer, Charles Schwab Investment Management, Inc.; President, CEO and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust. Prior to March 31, 2008, Vice President and Chief Investment Officer, Laudus Trust and Laudus Institutional Trust.

Randall Fillmore 1960 Chief Compliance Officer and AML Officer (Officer of The Charles Schwab Family of Funds since 2002.)	Senior Vice President and Chief Compliance Officer, Charles Schwab Investment Management, Inc.; Senior Vice President, Charles Schwab & Co. Inc.; Chief Compliance Officer, Laudus Trust and Laudus Institutional Trust. Through June 2007, Chief Compliance Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust.

Koji E. Felton 1961 Secretary and Chief Legal Officer (Officer of The Charles Schwab Family of Funds since 1998.)	Senior Vice President, Chief Counsel and Corporate Secretary, Charles Schwab Investment Management, Inc.; Senior Vice President and Deputy General Counsel, Charles Schwab & Co., Inc. Through June 2007, Chief Legal Officer, Excelsior Funds Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust. Until 2006, Chief Legal Officer, Laudus Trust and Laudus Institutional Trust.

Catherine MacGregor 1964 Vice President (Officer of The Charles Schwab Family of Funds since 2005.)	Vice President, Charles Schwab & Co., Inc. and Charles Schwab Investment Management, Inc., Laudus Trust and Laudus Institutional Trust; since 2006, Chief Counsel, Laudus Trust and Laudus Institutional Trust. Until July 2005, Senior Associate, Paul Hastings Janofsky & Walker LLP.

Michael Haydel 1972 Vice President (Officer of The Charles Schwab Family of Funds since 2006.)	Vice President, Asset Management Client Services, Charles Schwab & Co., Inc.; Vice President and AML Officer, Laudus Trust and Laudus Institutional Trust. Until March 2004, Director Charles Schwab & Co., Inc.

[1]	Trustees remain in office until they resign, retire or are removed by shareholder vote. The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after 20 years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Stephens and Wilsey will retire on December 31, 2010.

[2]	In addition to their employment with the investment adviser and the distributor, Messrs. Schwab and Bettinger also own stock of The Charles Schwab Corporation. Mr. Schwab and Mr. Bettinger are Interested Trustees because they are employees of Schwab and/or the adviser.

[3]	The President, Treasurer and Secretary hold office until their respective successors are chosen and qualified or until he or she sooner dies, resigns, is removed or becomes disqualified. Each of the other officers serves at the pleasure of the Board.

46

Glossary

agency discount notes Notes issued by federal agencies—known as Government Sponsored Enterprises, or GSEs—at a discount to their value at maturity. An agency discount note is a short-term investment alternative offering a high degree of credit quality.

asset-backed commercial paper A short-term investment that is typically issued by a bank or other financial institution. The notes represent an interest in financial assets such as trade receivables, credit card receivables, auto receivables, etc. and are generally used for the short-term financing needs of companies.

capital gain, capital loss The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still “on paper” and is considered unrealized.

commercial paper Promissory notes issued by banks, corporations and other entities to finance short-term credit needs. These securities generally are structured on a discounted basis but sometimes may be interest-bearing notes. Commercial paper, which may be unsecured, is subject to credit risk.

corporate note An unsecured debt security issued by a corporation that is subject to the credit risk of the issuer.

credit-enhanced securities Securities that are backed by the credit of an entity other than the issuer (such as a financial institution). Credit enhancements, which can equal up to 100% of the security’s value, are designed to help lower the risk of default on a security and may also make the security more liquid.

credit quality The capacity of an issuer to make its interest and principal payments. Federal regulations strictly regulate the credit quality of the securities a money market fund can buy.

credit ratings Debt issuers, including corporations, states and municipalities, may arrange with a recognized independent rating organization, such as Standard & Poor’s, Fitch, Inc. and Moody’s Investor Service, to rate their creditworthiness and/or the creditworthiness of their debt issues. For example, an issuer may obtain a long-term rating within the investment grade rating category, which is, from high to low, AAA, AA, A and BBB for Standard & Poor’s and Fitch, and Aaa, Aa, A and Baa for Moody’s.

credit risk The risk that a debt issuer may be unable to pay interest or repay principal to its debt holders.

dollar-weighted average maturity (DWAM) See weighted average maturity.

effective yield A measurement of a fund’s yield that assumes that all interest income is reinvested in additional shares of the fund.

expense ratio The amount that is taken from a mutual fund’s assets each year to cover the fund’s operating expenses. An expense ratio of 0.50% means that a fund’s expenses amount to half of one percent of its average net assets for the year.

face value The value of a bond, note, mortgage or other security as given on the certificate or instrument. Face value is also referred to as par value or nominal value.

illiquid securities Securities are generally considered illiquid if they cannot be disposed of promptly (typically within seven days) and in the ordinary course of business at approximately the amount at which a fund has valued the instruments.

interest Payments to holders of debt securities as compensation for loaning a security’s principal to the issuer.

liquidity-enhanced security The security’s structure includes a liquidity arrangement that requires an entity other than the issuer (such as a large financial institution) to provide funds to pay a tender under most circumstances. Liquidity enhancements are often used on variable-rate securities where the portfolio manager has an option to tender the securities for repayment within a specified time period (usually one day or one week) at any time prior to their final maturity.

maturity The date a debt security is scheduled to be “retired” and its principal amount repaid to the bond holder.

municipal securities Debt securities issued by a state, its counties, municipalities, authorities and other subdivisions, or the territories and possessions of the United States and the District of Columbia, including their subdivisions, agencies and instrumentalities and corporations. These securities may be issued to obtain money for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works.

net asset value per share (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund’s total assets, subtracting liabilities, and dividing by the number of shares outstanding. Money funds seek to maintain a steady NAV of $1.00.

outstanding shares, shares outstanding When speaking of a company or mutual fund, indicates all shares currently held by investors.

restricted securities Securities that are subject to contractual restrictions on resale. These securities are often purchased in private placement transactions.

section 3c7 securities Section 3c7 of the Investment Company Act of 1940 (the “1940 Act”) exempts certain issuers from many regulatory requirements applicable to investment companies under the 1940 Act. An issuer whose outstanding securities are exclusively owned by “qualified purchasers” and who is not making or proposing to make a public offering of the securities may qualify for this exemption.

section 4(2)/144A securities Securities exempt from registration under Section 4(2) of the Securities Act of 1933. These securities may be sold only to qualified institutional buyers under Securities Act Rule 144A.

Structured Investment Vehicle (SIV) SIVs are special purpose finance companies that issue high-quality, short-term instruments, like commercial paper (CP) and medium-term notes (MTNs), for purchase by investors. In turn, SIVs seek to generate returns by purchasing high-quality, higher yielding medium to longer term fixed income securities. SIVs can only purchase eligible investments that fall within criteria outlined by the rating agencies and the SIV program guidelines.

taxable-equivalent yield The yield an investor would need to get from a taxable investment in order to match the yield paid by a given tax-exempt investment, once the effect of all applicable taxes is taken into account. For example, if your tax rate were 25%, a tax-exempt investment paying 4.5% would

 47

have a taxable-equivalent yield for you of 6.0% (4.5% ÷ [1 – 0.25%] = 6.0%).

Temporary Liquidity Guarantee Program (TLGP) The Federal Deposit Insurance Corporation (FDIC) created the Temporary Liquidity Guarantee Program (TLGP) to strengthen investor confidence and encourage liquidity in the banking system. The TLGP-backed obligations, such as commercial paper or commercial notes, are issued by private issuers and are guaranteed as to principal and interest by the FDIC. These securities are considered U.S. government securities under the rules that govern money market funds and the FDIC has stated that they are backed by the full faith and credit of the United States.

Tier 1, Tier 2 Tier 1 is the highest category of credit quality, Tier 2 the second highest. A security’s tier can be established either by an independent rating organization or by a determination of the investment adviser. Money market fund shares and U.S. government securities are automatically considered Tier 1 securities. The Schwab Money Funds only purchase securities which are considered to be Tier 1.

total return The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

weighted average maturity For mutual funds, the maturity of all the debt securities in its portfolio, calculated as a weighted average. As a rule, the longer a fund’s weighted average maturity, the greater its interest rate risk. Money funds are required to maintain a weighted average maturity of no more than 90 days.

yield The income paid out by an investment, expressed as a percentage of the investments market value.

48

Notes

Notes

Schwab Funds® offers you an extensive family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you are an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund’s investment objectives, risks, charges and expenses carefully before investing or sending money. This and other important information can be found in the fund’s prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

Proxy Voting Policies, Procedures and Results

A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab’s website at www.schwab.com, the SEC’s website at http://www.sec.gov, or by contacting Schwab Funds at 1.800.435.4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab’s website at www.schwab.com/schwabfunds or the SEC’s website at http://www.sec.gov .

The Schwab Funds Family®

Stock Funds
Schwab Premier Equity Fundtm
Schwab Core Equity Fundtm
Schwab Dividend Equity Fundtm
Schwab Large-Cap Growth Fundtm
Schwab Small-Cap Equity Fundtm
Schwab Hedge Equity Fundtm
Schwab Financial Services Fundtm
Schwab Health Care Fundtm
Schwab® International Core Equity Fund
Schwab Fundamental US Large* Company Index Fund
Schwab Fundamental US Small-Mid* Company Index Fund
Schwab Fundamental International* Large Company Index Fund
Schwab Fundamental International* Small-Mid Company Index Fund
Schwab Fundamental Emerging Markets* Index Fund
Schwab Global Real Estate Fundtm
Schwab Institutional Select® S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index® Fund
Schwab Small-Cap Index Fund®
Schwab Total Stock Market Index Fund®
Schwab International Index Fund®

Asset Allocation Funds
Schwab Balanced Fundtm
Schwab MarketTrack All Equity Portfoliotm
Schwab MarketTrack Growth Portfoliotm
Schwab MarketTrack Balanced Portfoliotm
Schwab MarketTrack Conservative Portfoliotm
Schwab Target 2010 Fund
Schwab Target 2015 Fund
Schwab Target 2020 Fund
Schwab Target 2025 Fund
Schwab Target 2030 Fund
Schwab Target 2035 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund
Schwab® Monthly Income Fund – Moderate Payout
Schwab® Monthly Income Fund – Enhanced Payout
Schwab® Monthly Income Fund – Maximum Payout

Bond Funds
Schwab YieldPlus Fund®
Schwab Short-Term Bond Market Fundtm
Schwab® Premier Income Fund
Schwab Total Bond Market Fundtm
Schwab GNMA Fundtm
Schwab Inflation Protected Fundtm
Schwab Tax-Free YieldPlus Fundtm
Schwab Tax-Free Bond Fundtm
Schwab Long-Term Tax-Free Bond Fundtm
Schwab California Tax-Free YieldPlus Fundtm
Schwab California Tax-Free Bond Fundtm

Schwab Money Funds
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity1. Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to “sweep” cash balances automatically, subject to availability, when you’re between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments®.

* SCHWAB is a registered trademark of Charles Schwab & Co., Inc. FUNDAMENTAL INDEX, FUNDAMENTAL US LARGE, FUNDAMENTAL US SMALL-MID, FUNDAMENTAL INTERNATIONAL AND FUNDAMENTAL EMERGING MARKETS are trademarks of Research Affiliates LLC.
[1] Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

Investment Adviser
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

Funds
Schwab Funds®
P.O. Box 3812, Englewood, CO 80155–3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.
© 2008 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC®
Printed on recycled paper.
MFR31360-04

Item 2: Code of Ethics.
(a)	Registrant has adopted a code of ethics that applies to its principal executive officer, principal financial officer, and any other persons who perform a similar function, regardless of whether these individuals are employed by Registrant or a third party.

(c)	During the period covered by the report, no amendments were made to the provisions of this code of ethics.

(d)	During the period covered by the report, Registrant did not grant any waivers, including implicit waivers, from the provisions of this code of ethics.

(f)(1)	Registrant has filed this code of ethics as an exhibit pursuant to Item 11(a)(1) of Form N-CSR.
Item 3: Audit Committee Financial Expert.
Registrant’s Board of Trustees has determined that William Hasler, Mariann Byerwalter and Donald Stephens, currently serving on its audit committee, are “audit committee financial experts,” as such term is defined in Item 3 of Form N-CSR. Each of these members of Registrant’s audit committee is “independent” under the standards set forth in Item 3 of Form
N-CSR.
The designation of each of Messrs. Hasler and Stephens and Ms. Byerwalter as an “audit committee financial expert” pursuant to Item 3 of Form N-CSR does not (i) impose upon such individual any duties, obligations, or liability that are greater than the duties, obligations and liability imposed upon such individual as a member of Registrant’s audit committee or Board of Trustees in the absence of such designation; and (ii) affect the duties, obligations or liability of any other member of Registrant’s audit committee or Board of Trustees.
Item 4: Principal Accountant Fees and Services.
(a) Below are the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.
Audit Fees
2008: $420,235                2007: $374,750
(b) Below are the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of Registrant’s financial statements and are not reported under paragraph (a) above.
          Audit-Related Fees
          For services rendered to Registrant:
          2008:   $31,454                2007: $29,119
          Nature of these services: tax provision review.
          In each of the last two fiscal years there were no “Audit-Related Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(c) Below are the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning.
          Tax Fees
          For services rendered to Registrant:
          2008: $35,776                2007: $33,120
          Nature of these services: preparation and review of tax returns.
          In each of the last two fiscal years there were no “Tax Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(d) Below are the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above.
          All Other Fees
          For services rendered to Registrant:
          2008: $5,714                2007: $6,579

Nature of these services:	review of the methodology of allocation of Charles Schwab & Co., Inc. (“Schwab”) expenses for purposes of Section 15(c) of the Investment Company Act of 1940.

          In each of the last two fiscal years there were no “All Other Fees” required to be approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X.
(e)(1) Registrant’s audit committee does not have pre-approval policies and procedures as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.
(2) There were no services described in each of paragraphs (b) through (d) above (including services required to be approved by Registrant’s audit committee pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X) that were approved by Registrant’s audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) Below are the aggregate non-audit fees billed in each of the last two fiscal years by Registrant’s principal accountant for services rendered to Registrant, to Registrant’s investment adviser, and to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant.
          2008: $0                     2007: $115,204
Although not required to be included in the amounts disclosed under this paragraph (g) or any other paragraph of this Item 4, below are the aggregate fees billed in each of the last two fiscal years by Registrant’s principal accountant for tax compliance services rendered to U.S. Trust, an entity under common control with Registrant’s investment adviser that does not provide services to Registrant.
          2008: $0                     2007: $2,541,476
(h) During the past fiscal year, all non-audit services provided by Registrant’s principal accountant to either Registrant’s investment adviser or to any entity controlling, controlled by, or under common control with Registrant’s investment adviser that provides ongoing services to Registrant were pre-approved. Included in the audit committee’s pre-approval was the review and consideration as to whether the provision of these non-audit services is compatible with maintaining the principal accountant’s independence.
Item 5: Audit Committee of Listed Registrants.
Not applicable.
Item 6: Schedule of Investments.
The schedules of investments are included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8: Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9: Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10: Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11: Controls and Procedures.
(a)	Based on their evaluation of Registrant’s disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant’s Chief Executive Officer, Randall W. Merk and Registrant’s Principal Financial Officer, George Pereira, have concluded that Registrant’s disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant’s officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.
(b)	During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant’s internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant’s internal control over financial reporting.
Item 12: Exhibits.
(a)(1)	Registrant’s code of ethics (that is the subject of the disclosure required by Item 2(a)) is attached.

(2)	Separate certifications for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

(3)	Not applicable.

(b)	A certification for Registrant’s principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) The Charles Schwab Family of Funds

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	02/13/09
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Randall W. Merk Randall W. Merk
Chief Executive Officer

Date:	02/13/09

By:	/s/ George Pereira George Pereira
Principal Financial Officer

Date:	02/13/09